SCHWABFUNDS-Registered Trademark-


       SCHWAB EQUITY
       INDEX FUNDS




             ANNUAL REPORT
                  AND
     AN IMPORTANT NOTICE REGARDING
         DELIVERY OF SHAREHOLDER
               DOCUMENTS




     October 31, 1999

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Schwab may begin indefinitely householding prospectuses and shareholder reports for SchwabFunds-Registered Trademark- effective February 29, 2000.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES and shareholder reports ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SchwabFunds prospectuses are also available on our Web site at www.schwab.com.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple SchwabFunds prospectuses and shareholder reports, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 1-800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                          SCHWABFUNDS-Registered Trademark-


                   SCHWAB EQUITY
                   INDEX FUNDS


                  - SCHWAB S&P 500 FUND

                  - SCHWAB 1000 FUND-Registered Trademark-

                  - SCHWAB TOTAL STOCK
                    MARKET INDEX FUND-TM-

                  - SCHWAB SMALL-CAP
                    INDEX FUND-Registered Trademark-

                  - SCHWAB INTERNATIONAL
                    INDEX FUND-Registered Trademark-




                  Annual Report
                  October 31, 1999

SCHWAB EQUITY INDEX FUNDS

We are pleased to bring you this annual report for the Schwab Equity Index Funds (the funds) for the one-year period ended October 31, 1999. This report includes the following five funds and all classes--Investor Shares, e.Shares-TM- and Select Shares:-TM-

  - Schwab S&P 500 Fund

  - Schwab 1000 Fund-Registered Trademark-
  - Schwab Total Stock Market Index Fund-TM-

  - Schwab Small-Cap Index Fund-Registered Trademark-

  - Schwab International Index Fund-Registered Trademark-

As covered in their respective sections of this report, all the funds achieved their primary objectives of tracking or matching the price and dividend-performance of their benchmark indices during the reporting period. In addition, the funds also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results.

FUND LISTINGS

The Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers as follows under the heading
SCHWABFUNDS:-Registered Trademark-

NEWSPAPER LISTING  SYMBOL
S&P e              SWPEX
S&P Inv            SWPIX
S&P Sel            SWPPX
1000 Inv r         SNXFX
1000 Sel           SNXSX
SmCp Inv           SWSMX
Sm Cp Sel          SWSSX
Intl Inv r         SWINX
Intl Sel           SWISX
TSM Inv            SWTIX
TSM Sel            SWTSX

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Every Investor Should Know             2
---------------------------------------------
Market Overview                             4
---------------------------------------------
Schwab S&P 500 Fund
  FUND PERFORMANCE                          8
  PORTFOLIO SNAPSHOT                       13
---------------------------------------------
Schwab 1000 Fund
  FUND PERFORMANCE                         15
  PORTFOLIO SNAPSHOT                       19
---------------------------------------------
Schwab Total Stock Market Index Fund
  FUND PERFORMANCE                         21
  PORTFOLIO SNAPSHOT                       24
---------------------------------------------
Schwab Small-Cap Index Fund
  FUND PERFORMANCE                         26
  PORTFOLIO SNAPSHOT                       30
---------------------------------------------
Schwab International Index Fund
  FUND PERFORMANCE                         32
  PORTFOLIO SNAPSHOT                       36
---------------------------------------------
The Portfolio Management Team              38
---------------------------------------------
Fund Discussion                            39
---------------------------------------------
Glossary                                   46
---------------------------------------------
Financial Statements and Notes             48
---------------------------------------------

S&P 500-REGISTERED TRADEMARK- IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE BY THE SCHWAB CAPITAL TRUST. THE SCHWAB S&P 500 FUND IS NOT SPONSORED, SOLD OR PROMOTED BY
STANDARD & POOR'S,-REGISTERED TRADEMARK- AND THEY MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

As 1999 draws to a close, I'd like to take this opportunity to reflect on the year and the changes and milestones that have taken place at Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the SchwabFunds-Registered Trademark- Family.

First of all, we reached a significant milestone in September, when SchwabFunds assets topped the $100 billion mark. With the support of investors like you, SchwabFunds continue to be among the largest and fastest growing fund families in the nation.

Secondly, we added two new products to our SchwabFunds offering:

- SCHWAB TOTAL STOCK MARKET INDEX FUND-TM- seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index, the broadest measure of U.S. stock market performance. In one single, low-cost investment, fund investors can benefit from exposure to U.S. companies of all types and sizes.

- SCHWAB YIELDPLUS FUND-TM- The fund seeks high current income with minimal changes in share price. It is designed to provide the potential for higher yields than a money fund and lower risk than a longer-term bond fund through a management strategy designed to minimize price fluctuation. Intended for your long-term (over one-year) cash needs, the fund seeks to increase the overall yield potential of the cash portion of your portfolio.

For more information on either of these funds, please call 1-800-435-4000 and request a free prospectus. The prospectus contains more information on fund fees and expenses. Please read it carefully before investing.

I encourage you to take a moment to read this annual report as it is designed to provide timely information about your SchwabFunds investments. You will find information on each fund's total returns and performance, as well as commentary on market conditions provided by the portfolio management team. In the section "What Every Investor Should Know", we've also provided guidelines that can help you reach your goals by establishing--or maintaining--an ongoing investment program.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS. We encourage you to take advantage of this valuable resource which can help you keep track your funds' performance.

At Schwab our philosophy has always been that a combination of regular investing and diversification is the best strategy over the long term. By investing in SchwabFunds, you've already taken an important step in building a portfolio that can help you meet your future goals. Thank you for your investment in SchwabFunds.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
October 31, 1999

 THE YEAR 2000

  One issue with the potential to disrupt portfolio operations and affect performance is the inability of some computers to recognize the year 2000. The Investment Adviser will continue to take steps to enable its systems to handle the year 2000 problem. The Investment Adviser is also seeking assurances that its service providers and business partners are taking similar steps as well. It is impossible to know in advance however, exactly how this issue will affect portfolio administration, portfolio performance or securities markets in general.

WHAT EVERY INVESTOR SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund can help reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

But remember that diversification ACROSS asset classes can be just as important as diversification WITHIN one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than bonds, cash or other asset classes, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolios. They also diversify their exposure across different stock market segments--such as large-cap and small-cap U.S. stocks and international stocks, which have tended to move with less-than-perfect correlation over time. In short, allocating assets across market segments may help reduce your overall portfolio risk.

REGULAR INVESTING STRATEGIES

Another way to help dampen the effects of short-term market volatility is to invest the same amount of money on a regular basis. With this investment strategy, known as DOLLAR-COST AVERAGING, you automatically buy more shares when stock or bond prices are low and fewer when they're high.*

A hypothetical example can help illustrate this concept. Let's say you invest $400 on a monthly basis in a single mutual fund, as shown below. Because of fluctuating prices, your per-share purchase price varies monthly. A simple average of your five purchase prices would yield $8.20 per share; however, your AVERAGE COST BASIS (your total investment divided by the number of shares actually purchased) would be significantly lower--by more than $0.50 per share. The net result in this example is that your average cost per share is reduced and you'd have purchased more shares than you would have had you paid the average share price over the five-month period.

                                                No. of
                         Fixed       Share      Shares
                       Investment    Price     Purchased
--------------------------------------------------------
Month 1                    $400       $10           40
--------------------------------------------------------
Month 2                    $400        $8           50
--------------------------------------------------------
Month 3                    $400        $5           80
--------------------------------------------------------
Month 4                    $400        $8           50
--------------------------------------------------------
Month 5                    $400       $10           40
--------------------------------------------------------
Totals                   $2,000        --          260
--------------------------------------------------------

AVERAGE SHARE PRICE ($41 DIVIDED BY 5
periods):                                        $8.20
YOUR AVERAGE COST BASIS
  ($2,000  DIVIDED BY 260 shares):               $7.69
PER-SHARE ADVANTAGE:                             $0.51

This example is for illustrative purposes only and is not intended to predict or guarantee the performance of any particular fund available through Schwab.

(Of course, in this example, hindsight shows you that your best move would have been to invest your entire $2,000 in Month 3, when the share price was at a low of $5--but it's unlikely that you would have been able to predict that.)

* Regular investing strategies such as dollar-cost averaging do not assure a profit or protect against a loss in declining markets. Since such a strategy involves continuous investment, investors should consider their ability to continue purchases through periods of low price levels.
2

  SCHWAB'S 10 INVESTING PRINCIPLES

   1. START WITH THE BASICS FOR LONG-TERM INVESTING.

   2. GET STARTED NOW!

   3. KNOW YOURSELF.

   4. INVEST IN THE STOCK MARKET FOR GROWTH.

   5. TAKE A LONG-TERM VIEW.

   6. BUILD A DIVERSIFIED PORTFOLIO.

   7. CONSIDER BONDS AND CASH FOR DIVERSIFICATION AND INCOME.

   8. MINIMIZE YOUR EXPENSES.

   9. STAY ON TRACK.

  10. BECOME A LIFELONG INVESTOR.

In addition to reducing your per-share costs over time, dollar-cost averaging provides another benefit: the discipline of investing regularly. You're more likely to maintain a regular investment plan if it's automatic: You don't have to think about it, and you minimize any propensity to skip an investment in favor of some other expenditure. To encourage this discipline, Schwab offers you two convenient, no-cost ways to begin or maintain a program of regular investing:

Schwab's AUTOMATIC INVESTMENT PLAN (AIP) allows you to automatically purchase--on a regular basis--additional shares in mutual funds that you already own. For amounts as little as $100 per month, you can use the cash or sweep shares of your existing Schwab Money Fund,(1) or you can enroll in MONEYLINK,-Registered Trademark- Schwab's electronic transfer service, to automatically transfer money to your Schwab account.

With MoneyLink, you can arrange to regularly and automatically transfer money between your bank account and your Schwab account. It's a convenient way to build your investment over time.

Please be aware that these programs--and dollar-cost averaging in general--do not ensure a profit or protect against a loss, and investors should know that markets fall as well as rise. Because dollar-cost averaging involves continuous investment in securities regardless of fluctuating prices, you should consider your financial ability to purchase in both up and down markets. Over the long term, however, dollar-cost averaging may help to smooth out volatility caused by shortterm market trends. For more information, please call us at 1-800-435-4000.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds.-Registered Trademark- In addition to our automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you can also invest through our Web site at WWW.SCHWAB.COM/SCHWABFUNDS; through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 1-800-272-4922; or in person at any of our nationwide branches.

 KEEPING YOU INFORMED

  You can find a wealth of information about our investment philosophy and funds, as well as updated fund performance data at our Web site:
  WWW.SCHWAB.COM/SCHWABFUNDS.

(1) Includes uninvested cash and margin cash available. If sufficient cash is not available, your automatic purchases will not be made.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its lengthy expansion with a strong real growth rate of 4.3% for the year ended September 1999--a rate considered to be in excess of the long-term maximum sustainable non-inflationary growth rate. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors responsible for this lengthy expansion.

In a major revision of the GDP benchmark data going back four decades, the Commerce Department reported that, during the 1990s, growth was stronger, personal savings higher, and inflation lower than previously calculated.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REAL GDP GROWTH RATE
QUARTERLY PERCENTAGE CHANGE
(ANNUALIZED RATE)
Q1 1990                       5.0%
Q2 1990                       1.0%
Q3 1990                      -0.6%
Q4 1990                      -3.0%
Q1 1991                      -1.7%
Q2 1991                       2.6%
Q3 1991                       1.3%
Q4 1991                       2.5%
Q1 1992                       4.3%
Q2 1992                       4.0%
Q3 1992                       3.1%
Q4 1992                       5.2%
Q1 1993                      -0.7%
Q2 1993                       2.1%
Q3 1993                       1.5%
Q4 1993                       6.0%
Q1 1994                       3.6%
Q2 1994                       5.7%
Q3 1994                       2.2%
Q4 1994                       5.1%
Q1 1995                       1.5%
Q2 1995                       0.8%
Q3 1995                       3.2%
Q4 1995                       3.3%
Q1 1996                       2.9%
Q2 1996                       6.9%
Q3 1996                       2.2%
Q4 1996                       4.9%
Q1 1997                       4.9%
Q2 1997                       5.1%
Q3 1997                       4.0%
Q4 1997                       3.1%
Q1 1998                       6.7%
Q2 1998                       2.1%
Q3 1998                       3.8%
Q4 1998                       5.9%
Q1 1999                       3.7%
Q2 1999                       1.9%
Q3 1999                       5.5%
Source: BLOOMBERG L.P.

Despite some recent slowing in the housing sector and a moderate decline in consumer confidence, personal consumption and business fixed investment remain strong. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than experienced so far in 1999.

Last year's concerns over the impact of international economic problems have been displaced by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations, and the low savings rate. Looking ahead, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout 2000.





UNEMPLOYMENT

October's unemployment rate of 4.1% was a 29-year low. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the next page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained. The Consumer Price Index
(CPI) rose just 2.6% for the year ended October 1999. Its core rate (which excludes the more volatile food and energy components) rose just 2.1%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.3% for the year ended September 1999.

The Employment Cost Index, which measures inflation in wages, salaries and benefits was also well contained, increasing 3.1% for the year ended September 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION
                        QUARTERLY EMPLOYMENT COST INDEX  MONTHLY CONSUMER PRICE INDEX
Jan-90                                             5.5%                          5.2%
Feb-90                                             5.5%                          5.3%
Mar-90                                             5.5%                          5.2%
Apr-90                                             5.4%                          4.7%
May-90                                             5.4%                          4.4%
Jun-90                                             5.4%                          4.7%
Jul-90                                             5.2%                          4.8%
Aug-90                                             5.2%                          5.6%
Sep-90                                             5.2%                          6.2%
Oct-90                                             4.9%                          6.3%
Nov-90                                             4.9%                          6.3%
Dec-90                                             4.9%                          6.1%
Jan-91                                             4.6%                          5.7%
Feb-91                                             4.6%                          5.3%
Mar-91                                             4.6%                          4.9%
Apr-91                                             4.6%                          4.9%
May-91                                             4.6%                          5.0%
Jun-91                                             4.6%                          4.7%
Jul-91                                             4.3%                          4.4%
Aug-91                                             4.3%                          3.8%
Sep-91                                             4.3%                          3.4%
Oct-91                                             4.3%                          2.9%
Nov-91                                             4.3%                          3.0%
Dec-91                                             4.3%                          3.1%
Jan-92                                             4.0%                          2.6%
Feb-92                                             4.0%                          2.8%
Mar-92                                             4.0%                          3.2%
Apr-92                                             3.6%                          3.2%
May-92                                             3.6%                          3.0%
Jun-92                                             3.6%                          3.1%
Jul-92                                             3.5%                          3.2%
Aug-92                                             3.5%                          3.1%
Sep-92                                             3.5%                          3.0%
Oct-92                                             3.5%                          3.2%
Nov-92                                             3.5%                          3.0%
Dec-92                                             3.5%                          2.9%
Jan-93                                             3.5%                          3.3%
Feb-93                                             3.5%                          3.2%
Mar-93                                             3.5%                          3.1%
Apr-93                                             3.6%                          3.2%
May-93                                             3.6%                          3.2%
Jun-93                                             3.6%                          3.0%
Jul-93                                             3.6%                          2.8%
Aug-93                                             3.6%                          2.8%
Sep-93                                             3.6%                          2.7%
Oct-93                                             3.5%                          2.8%
Nov-93                                             3.5%                          2.7%
Dec-93                                             3.5%                          2.7%
Jan-94                                             3.2%                          2.5%
Feb-94                                             3.2%                          2.5%
Mar-94                                             3.2%                          2.5%
Apr-94                                             3.2%                          2.4%
May-94                                             3.2%                          2.3%
Jun-94                                             3.2%                          2.5%
Jul-94                                             3.2%                          2.8%
Aug-94                                             3.2%                          2.9%
Sep-94                                             3.2%                          3.0%
Oct-94                                             3.0%                          2.6%
Nov-94                                             3.0%                          2.7%
Dec-94                                             3.0%                          2.7%
Jan-95                                             2.9%                          2.8%
Feb-95                                             2.9%                          2.9%
Mar-95                                             2.9%                          2.9%
Apr-95                                             2.9%                          3.1%
May-95                                             2.9%                          3.2%
Jun-95                                             2.9%                          3.0%
Jul-95                                             2.7%                          2.8%
Aug-95                                             2.7%                          2.6%
Sep-95                                             2.7%                          2.5%
Oct-95                                             2.7%                          2.8%
Nov-95                                             2.7%                          2.6%
Dec-95                                             2.7%                          2.5%
Jan-96                                             2.8%                          2.7%
Feb-96                                             2.8%                          2.7%
Mar-96                                             2.8%                          2.8%
Apr-96                                             2.9%                          2.9%
May-96                                             2.9%                          2.9%
Jun-96                                             2.9%                          2.8%
Jul-96                                             2.8%                          3.0%
Aug-96                                             2.8%                          2.9%
Sep-96                                             2.8%                          3.0%
Oct-96                                             2.9%                          3.0%
Nov-96                                             2.9%                          3.3%
Dec-96                                             2.9%                          3.3%
Jan-97                                             2.9%                          3.0%
Feb-97                                             2.9%                          3.0%
Mar-97                                             2.9%                          2.8%
Apr-97                                             2.8%                          2.5%
May-97                                             2.8%                          2.2%
Jun-97                                             2.8%                          2.3%
Jul-97                                             3.0%                          2.2%
Aug-97                                             3.0%                          2.2%
Sep-97                                             3.0%                          2.2%
Oct-97                                             3.3%                          2.1%
Nov-97                                             3.3%                          1.8%
Dec-97                                             3.3%                          1.7%
Jan-98                                             3.3%                          1.6%
Feb-98                                             3.3%                          1.4%
Mar-98                                             3.3%                          1.4%
Apr-98                                             3.5%                          1.4%
May-98                                             3.5%                          1.7%
Jun-98                                             3.5%                          1.7%
Jul-98                                             3.7%                          1.7%
Aug-98                                             3.7%                          1.6%
Sep-98                                             3.7%                          1.5%
Oct-98                                             3.4%                          1.5%
Nov-98                                             3.4%                          1.5%
Dec-98                                             3.4%                          1.6%
Jan-99                                             3.0%                          1.7%
Feb-99                                             3.0%                          1.6%
Mar-99                                             3.0%                          1.7%
Apr-99                                             3.2%                          2.3%
May-99                                             3.2%                          2.1%
Jun-99                                             3.2%                          2.0%
Jul-99                                             3.1%                          2.1%
Aug-99                                             3.1%                          2.3%
Sep-99                                             3.1%                          2.6%
Oct-99                                                                           2.6%
Source: BLOOMBERG L.P.

Although there is little evidence of accelerating core inflation, the U.S. Federal Reserve Board has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In that environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and at a 2.7% annualized rate in the first three quarters of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                              MSCI-EAFE         S&P 500  RUSSELL 2000    LEHMAN
                                        -REGISTERED TRADEMARK-   INDEX    SMALL-CAP    AGGREGATE
                                                INDEX                       INDEX      BOND INDEX
Oct-98                                                   $1.00    $1.00         $1.00       $1.00
Nov-98                                                   $1.05    $1.06         $1.05       $1.01
Dec-98                                                   $1.09    $1.12         $1.12       $1.01
Jan-99                                                   $1.09    $1.17         $1.13       $1.02
Feb-99                                                   $1.06    $1.13         $1.04       $1.00
Mar-99                                                   $1.11    $1.18         $1.06       $1.00
Apr-99                                                   $1.15    $1.22         $1.15       $1.01
May-99                                                   $1.09    $1.19         $1.17       $1.00
Jun-99                                                   $1.14    $1.26         $1.22       $0.99
Jul-99                                                   $1.17    $1.22         $1.19       $0.99
Aug-99                                                   $1.17    $1.22         $1.14       $0.99
Sep-99                                                   $1.18    $1.18         $1.14       $1.00
Oct-99                                                   $1.23    $1.26         $1.15       $1.01

COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest performing asset class, achieving a total return of 25.7% for the year ended October 1999. Within the S&P 500, growth stocks continued to be the strongest performing style for the period. Small-cap stocks as represented by the Russell 2000-Registered Trademark- Index also experienced a positive return of 14.9%.

Assisted by the rebound in Asian markets, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 23.0% for the one-year reporting period ended October 31, 1999.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index,-Registered Trademark- were 0.5% for the one-year reporting period.

U.S. EQUITY VALUATION

The price/earnings (P/E) ratio for the S&P 500-Registered Trademark- Index reached record highs during the reporting period and ended the period at a lofty
29.9 times earnings, approximately twice its long-term average. The P/E ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential. Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 PRICE/EARNINGS RATIO
Jan-90                        14.37
Feb-90                        14.21
Mar-90                        14.77
Apr-90                        14.82
May-90                        15.84
Jun-90                        16.66
Jul-90                        16.65
Aug-90                        15.57
Sep-90                         14.9
Oct-90                        14.36
Nov-90                        14.59
Dec-90                        15.19
Jan-91                        14.95
Feb-91                        16.82
Mar-91                        17.48
Apr-91                        17.85
May-91                        17.92
Jun-91                        17.96
Jul-91                        18.07
Aug-91                        19.72
Sep-91                        19.88
Oct-91                        19.92
Nov-91                        21.02
Dec-91                        21.85
Jan-92                        23.35
Feb-92                        23.83
Mar-92                        25.45
Apr-92                        25.51
May-92                        25.71
Jun-92                        25.08
Jul-92                        25.61
Aug-92                         25.5
Sep-92                        24.37
Oct-92                        23.94
Nov-92                        24.08
Dec-92                        24.01
Jan-93                         24.2
Feb-93                        24.25
Mar-93                        24.22
Apr-93                         23.2
May-93                        23.21
Jun-93                        22.58
Jul-93                        22.52
Aug-93                        23.02
Sep-93                        23.74
Oct-93                        23.97
Nov-93                        22.55
Dec-93                        23.55
Jan-94                        22.98
Feb-94                        21.17
Mar-94                        20.34
Apr-94                         20.1
May-94                        20.16
Jun-94                        19.76
Jul-94                        18.64
Aug-94                         18.9
Sep-94                        18.26
Oct-94                        17.55
Nov-94                        16.58
Dec-94                        16.98
Jan-95                        16.23
Feb-95                         16.2
Mar-95                         16.5
Apr-95                        16.02
May-95                        16.43
Jun-95                        16.82
Jul-95                        16.55
Aug-95                        16.18
Sep-95                        16.86
Oct-95                        16.18
Nov-95                        17.14
Dec-95                        17.41
Jan-96                        18.11
Feb-96                        18.56
Mar-96                        18.94
Apr-96                        19.16
May-96                        19.48
Jun-96                         19.3
Jul-96                        18.31
Aug-96                        18.62
Sep-96                        19.75
Oct-96                         19.6
Nov-96                        21.05
Dec-96                         20.7
Jan-97                        20.55
Feb-97                        20.98
Mar-97                        19.87
Apr-97                        20.24
May-97                        21.43
Jun-97                        22.45
Jul-97                        23.92
Aug-97                        22.64
Sep-97                           24
Oct-97                        22.84
Nov-97                        24.02
Dec-97                        24.51
Jan-98                        24.99
Feb-98                        26.44
Mar-98                        27.76
Apr-98                        26.51
May-98                        26.12
Jun-98                        27.09
Jul-98                        26.78
Aug-98                        22.77
Sep-98                        24.23
Oct-98                        27.58
Nov-98                        30.14
Dec-98                        31.97
Jan-99                        33.29
Feb-99                        32.65
Mar-99                        33.78
Apr-99                         33.9
May-99                        32.74
Jun-99                         34.7
Jul-99                        31.62
Aug-99                        31.21
Sep-99                         29.9
Oct-99                        29.92
30-Year Average                15.5
Source: BLOOMBERG L.P.

TREASURY BOND YIELDS

Continuing a trend which began in October 1998, both long-term and intermediate term rates continued to climb upward during the reporting period. Scaled back concerns about the impact of international economic problems and the continued growth of the domestic economy were the primary drivers of this upward trend in yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                            30-YEAR TREASURY  FIVE-YEAR TREASURY
                                               BOND YIELD         NOTE YIELD
10/2/1998                                              4.84%               4.08%
10/9/1998                                              5.12%               4.46%
10/16/1998                                             4.98%               4.04%
10/23/1998                                             5.18%               4.30%
10/30/1998                                             5.16%               4.23%
11/6/1998                                              5.39%               4.59%
11/13/1998                                             5.25%               4.50%
11/20/1998                                             5.22%               4.60%
11/27/1998                                             5.16%               4.59%
12/4/1998                                              5.04%               4.39%
12/11/1998                                             5.02%               4.39%
12/18/1998                                             5.00%               4.36%
12/25/1998                                             5.22%               4.71%
1/1/1999                                               5.10%               4.54%
1/8/1999                                               5.27%               4.73%
1/15/1999                                              5.11%               4.55%
1/22/1999                                              5.08%               4.52%
1/29/1999                                              5.09%               4.55%
2/5/1999                                               5.35%               4.86%
2/12/1999                                              5.42%               4.96%
2/19/1999                                              5.39%               4.99%
2/26/1999                                              5.58%               5.22%
3/5/1999                                               5.60%               5.22%
3/12/1999                                              5.53%               5.06%
3/19/1999                                              5.56%               5.08%
3/26/1999                                              5.59%               5.08%
4/2/1999                                               5.46%               4.96%
4/9/1999                                               5.46%               4.96%
4/16/1999                                              5.57%               5.11%
4/23/1999                                              5.60%               5.14%
4/30/1999                                              5.66%               5.21%
5/7/1999                                               5.81%               5.37%
5/14/1999                                              5.92%               5.50%
5/21/1999                                              5.75%               5.43%
5/28/1999                                              5.83%               5.58%
6/4/1999                                               5.96%               5.73%
6/11/1999                                              6.16%               5.91%
6/18/1999                                              5.97%               5.73%
6/25/1999                                              6.15%               5.89%
7/2/1999                                               6.00%               5.69%
7/9/1999                                               6.00%               5.69%
7/16/1999                                              5.88%               5.55%
7/23/1999                                              6.03%               5.69%
7/30/1999                                              6.10%               5.79%
8/6/1999                                               6.18%               5.91%
8/13/1999                                              6.10%               5.86%
8/20/1999                                              5.99%               5.77%
8/27/1999                                              5.98%               5.77%
9/3/1999                                               6.02%               5.77%
9/10/1999                                              6.04%               5.78%
9/17/1999                                              6.06%               5.75%
9/24/1999                                              5.97%               5.66%
10/1/1999                                              6.13%               5.86%
10/8/1999                                              6.20%               5.95%
10/15/1999                                             6.26%               5.97%
10/22/1999                                             6.35%               6.10%
10/29/1999                                             6.16%               5.95%
Source: BLOOMBERG L.P.

INTERNATIONAL PERFORMANCE

The MSCI-EAFE-Registered Trademark- Index gained 23.0% in U.S. dollar terms (excluding reinvested dividends) during the one-year reporting period. In local currency terms, it gained 26.90%, reflecting the relative weakness of most foreign currencies (compared to the dollar) during the period.

With the exception of Austria, Belgium, Ireland, Switzerland and Spain, all of the MSCI-EAFE component countries had positive returns for the period. In particular, many of the Asian countries reversed their severe declines of the prior period to post strong returns. The strongest-performing countries for the period were Finland, Singapore and Japan.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MSCI-EAFE COUNTRY RETURNS
ONE YEAR ENDED 10/31/99
                                  Finland  100.43%
                                Singapore   87.76%
                                    Japan   57.38%
                                   Sweden   46.01%
                                Hong Kong   23.22%
                                   France   23.03%
                              Netherlands   10.52%
                           United Kingdom   10.50%
                                Australia    9.14%
                                  Germany    6.27%
                                  Denmark    6.00%
                              New Zealand    4.46%
                                   Norway    1.32%
                                    Italy    0.34%
                                    Spain   -0.40%
                              Switzerland   -1.44%
                                  Ireland   -2.74%
                                  Belgium   -6.67%
                                  Austria  -15.16%
Source: DATASTREAM

  This market overview has been provided by the portfolio management team.

SCHWAB S&P 500 FUND-INVESTOR SHARES AND E.SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                        SINCE INCEPTION
                                                                    ONE YEAR               (5/1/96)
-------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-INVESTOR SHARES(1)                               25.20%                  24.76%
-------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-E.SHARES(1)                                      25.28%                  24.90%
-------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                  25.67%                  25.38%
-------------------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares                         (0.47)%                 (0.62)%
-------------------------------------------------------------------------------------------------------
Index Tracking Differential-e.Shares                                (0.39)%                 (0.48)%
-------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year and since-inception average annual total returns were 27.21% and 23.23%, respectively, for the Investor Shares and 27.31% and 23.36%, respectively, for the e.Shares. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 26.83% and 22.78%, respectively, for the Investor Shares and 26.99% and 22.78%, respectively, for the e.Shares as of 9/30/99.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, unlike the index, the fund has operating expenses and incurs trading costs when it buys or sells securities. The fund also may hold non-index securities that can produce either higher or lower returns than their index counterparts. Furthermore, unlike the index, the fund holds a portion of its assets in cash.

TAX-SMART INVESTMENT STRATEGY

The Schwab S&P 500 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the one-year performance of the Schwab S&P 500 Fund-Investor Shares.

AVERAGE ANNUAL RETURNS: PRE TAX AND AFTER-TAX

                                                                      PERIODS ENDED OCTOBER 31, 1999
                                                                                 ONE YEAR
                                                              -----------------------------------------------
                                                               PRE TAX       AFTER TAX(2)     % LOST TO TAXES
-------------------------------------------------------------------------------------------------------------
Schwab S&P 500 Fund-Investor Shares(1)                          25.20%          24.79%             (1.63)%
-------------------------------------------------------------------------------------------------------------
Average Large-Cap Fund(3)                                       24.85%          22.97%             (7.56)%
-------------------------------------------------------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 24.84% and 24.31% for Investor Shares and 25.00% and 24.32% for e.Shares, respectively.

(2) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown. State and local taxes have not been considered. After-tax return information is not applicable to shareholders in tax-deferred accounts such as IRAs or 401ks. Past after-tax information is not a prediction of future tax efficiency. After-tax return information does not reflect the tax effect of your own investment activities, such as a decision to sell some or all of your fund shares, which may cause you to incur additional capital gain taxes.

(3) Source: Morningstar, Inc. The large-cap fund category contains 1,006 funds with one-year track records as of 10/31/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab S&P 500 Fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

        SCHWAB S&P 500 FUND-INVESTOR SHARES  S&P 500 INDEX  SCHWAB S&P 500 FUND-E. SHARES
May-96                              $10,000        $10,000                        $10,000
May-96                              $10,250        $10,257                        $10,250
Jun-96                              $10,290        $10,296                        $10,290
Jul-96                               $9,840         $9,841                         $9,840
Aug-96                              $10,040        $10,049                        $10,050
Sep-96                              $10,600        $10,613                        $10,600
Oct-96                              $10,880        $10,906                        $10,890
Nov-96                              $11,690        $11,731                        $11,710
Dec-96                              $11,462        $11,498                        $11,473
Jan-97                              $12,157        $12,216                        $12,179
Feb-97                              $12,248        $12,312                        $12,270
Mar-97                              $11,744        $11,808                        $11,766
Apr-97                              $12,430        $12,511                        $12,452
May-97                              $13,186        $13,272                        $13,209
Jun-97                              $13,760        $13,867                        $13,794
Jul-97                              $14,849        $14,969                        $14,873
Aug-97                              $14,012        $14,131                        $14,036
Sep-97                              $14,778        $14,904                        $14,803
Oct-97                              $14,284        $14,406                        $14,318
Nov-97                              $14,930        $15,073                        $14,964
Dec-97                              $15,184        $15,332                        $15,227
Jan-98                              $15,357        $15,502                        $15,390
Feb-98                              $16,455        $16,620                        $16,490
Mar-98                              $17,289        $17,471                        $17,336
Apr-98                              $17,452        $17,647                        $17,499
May-98                              $17,147        $17,344                        $17,193
Jun-98                              $17,838        $18,048                        $17,886
Jul-98                              $17,645        $17,857                        $17,692
Aug-98                              $15,092        $15,278                        $15,136
Sep-98                              $16,058        $16,257                        $16,103
Oct-98                              $17,340        $17,579                        $17,397
Nov-98                              $18,387        $18,645                        $18,446
Dec-98                              $19,443        $19,718                        $19,504
Jan-99                              $20,253        $20,543                        $20,316
Feb-99                              $19,617        $19,904                        $19,679
Mar-99                              $20,397        $20,700                        $20,459
Apr-99                              $21,176        $21,501                        $21,240
May-99                              $20,663        $20,994                        $20,737
Jun-99                              $21,812        $22,159                        $21,878
Jul-99                              $21,125        $21,467                        $21,199
Aug-99                              $21,012        $21,360                        $21,086
Sep-99                              $20,428        $20,775                        $20,501
Oct-99                              $21,709        $22,090                        $21,795

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab S&P 500 Fund-Investor Shares and e.Shares,-TM- made at their inception, with a similar investment in the S&P 500-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $2,216,222
------------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $3,617,323
------------------------------------------------------------------------
Percentage growth over reporting period                              63%
------------------------------------------------------------------------

SCHWAB S&P 500 FUND-SELECT SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                        SINCE INCEPTION
                                                                    ONE YEAR               (5/19/97)
-------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-SELECT SHARES(1),(2)                             25.42%                 23.70%
-------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                  25.67%                 24.02%
-------------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                           (0.25)%                 (0.32)%
-------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year and since-inception average annual total returns for the Select Shares were 27.45% and 21.47%, respectively. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 26.97% and 20.11%, respectively, for the Select Shares as of 9/30/99.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, often referred to as the "tracking differential." (See page 8 for a more detailed discussion).

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 25.09% and 22.36%, respectively.

(2) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

       SCHWAB S&P 500 FUND - SELECT SHARES  S&P 500 INDEX
5/97                               $50,000        $50,000
5/97                               $50,935        $50,930
6/97                               $53,190        $53,212
7/97                               $57,395        $57,442
8/97                               $54,165        $54,225
9/97                               $57,120        $57,191
10/97                              $55,215        $55,281
11/97                              $57,745        $57,841
12/97                              $58,745        $58,836
1/98                               $59,375        $59,489
2/98                               $63,660        $63,778
3/98                               $66,880        $67,043
4/98                               $67,550        $67,720
5/98                               $66,370        $66,556
6/98                               $69,040        $69,258
7/98                               $68,295        $68,524
8/98                               $58,435        $58,629
9/98                               $62,165        $62,387
10/98                              $67,155        $67,459
11/98                              $71,245        $71,547
12/98                              $75,340        $75,668
1/99                               $78,475        $78,831
2/99                               $76,015        $76,379
3/99                               $79,030        $79,434
4/99                               $82,085        $82,509
5/99                               $80,140        $80,561
6/99                               $84,545        $85,033
7/99                               $81,885        $82,380
8/99                               $81,490        $81,968
9/99                               $79,230        $79,721
10/99                              $84,230        $84,767

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab S&P 500 Fund-Select Shares, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $1,548,052
------------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $3,750,052
------------------------------------------------------------------------
Percentage growth over reporting period                             142%
------------------------------------------------------------------------

SCHWAB S&P 500 FUND
PORTFOLIO SNAPSHOT

The Schwab S&P 500 Fund (the fund) invests primarily in common stocks of the S&P 500-Registered Trademark- Index, a widely recognized, unmanaged index of 500 large-cap stocks selected by Standard & Poor's.-Registered Trademark- As of October 31, 1999, the aggregate market capitalization of the S&P 500 Index represented approximately 81.1% of the total value of the U.S. stock market.* Common stocks of the 50 largest companies in the S&P 500 Index accounted for approximately 57.4% of the index. The information below and on the following page provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page 46. A complete list of the securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                         SCHWAB S&P 500 FUND-                       PEER GROUP
                                                           INVESTOR SHARES                           AVERAGE+
----------------------------------------------------------------------------------------------------------------------
Number of Issues                                                   505                                    131
----------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                      $67,789+                               $45,601
----------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                        34.3+                                  33.6
----------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                             8.5+                                   8.0
----------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                    0.72%+                                 0.47%
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              3%                                    75%
----------------------------------------------------------------------------------------------------------------------

Three-Year Beta                                                    1.0+                                  0.95
----------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                     0.35%**                                1.34%
----------------------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates. The U.S. stock market as represented by the Wilshire 5000 Index.

** Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

+ Source: Morningstar. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 2,173 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/99

Healthcare/Drugs and Medicine     10.9%
Business Machines and Software    13.0%
Telephone                          9.2%
Electronics                        8.1%
Banks                              6.7%
Retail                             6.3%
Miscellaneous Finance              5.6%
Producer Goods and Manufacturing   5.4%
Oil-International                  4.2%
Food and Agriculture               3.9%
Other                             26.7%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        EQUITY INVESTMENT STYLE BOX(++)
                                 AS OF 10/31/99

--Style--
  Value         Blend         Growth        --Market Cap--
                    X                                Large
                                                    Medium
                                                     Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------
Microsoft Corp.                         4.19%
---------------------------------------------
General Electric Co.                    3.94%
---------------------------------------------
Intel Corp.                             2.27%
---------------------------------------------
Wal-Mart Stores, Inc.                   2.24%
---------------------------------------------
Cisco Systems, Inc.                     2.13%
---------------------------------------------

---------------------------------------------
Lucent Technologies, Inc.               1.75%
---------------------------------------------
Merck & Co., Inc.                       1.65%
---------------------------------------------
Citigroup, Inc.                         1.62%
---------------------------------------------
Exxon Corp.                             1.59%
---------------------------------------------
International Business Machines Corp.   1.58%
---------------------------------------------

++ Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB 1000 FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                       SINCE INCEPTION
                                                               ONE YEAR   FIVE YEARS      (4/2/91)
------------------------------------------------------------------------------------------------------
SCHWAB 1000 FUND-INVESTOR SHARES(1)                             25.12%      24.66%          18.17%
------------------------------------------------------------------------------------------------------
Schwab 1000 Index-Registered Trademark-                         25.42%      25.22%          18.65%
------------------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares                    (0.30)%     (0.56)%         (0.48)%
------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                             25.67%      26.00%          18.81%
------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year, five-year and since inception average annual total returns were 26.69%, 23.55% and 17.48%, respectively. Without fee waivers and guarantees, the one-year, five-year and since-inception average annual total returns would have been 26.57%, 23.39% and 17.25%, respectively, for the Investor Shares as of 9/30/99.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, which is often referred to as the "tracking differential." (See page 8 for a more detailed discussion).

TAX-SMART INVESTMENT STRATEGY

The Schwab 1000 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the one-year and five-year performance of the Schwab 1000 Fund-Investor Shares.

AVERAGE ANNUAL RETURNS: PRE TAX AND AFTER-TAX

                                                                PERIODS ENDED OCTOBER 31, 1999
                                                ONE YEAR                                              FIVE YEARS
                            ------------------------------------------------       ------------------------------------------------
                            PRE TAX       AFTER TAX(2)       % LOST TO TAXES       PRE TAX       AFTER TAX(2)       % LOST TO TAXES
-----------------------------------------------------------------------------------------------------------------------------------
Schwab 1000
Fund-Investor
Shares(1)                   25.12%          24.74%               (1.51)%           24.66%          24.12%               (2.19)%
-----------------------------------------------------------------------------------------------------------------------------------
Average Large-Cap
Fund(3)                     24.85%          22.97%               (7.56)%           21.37%          18.71%              (12.44)%
-----------------------------------------------------------------------------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year, five-year and the since-inception average annual returns would have been 25.01%, 24.50% and 17.94%, respectively.

(2) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown. State and local taxes have not been considered. After-tax return information is not applicable to shareholders in tax-deferred accounts such as IRAs or 401ks. Past after-tax information is not a prediction of future tax efficiency. After-tax return information does not reflect the tax effect of your own investment activities, such as a decision to sell some or all of your fund shares, which may cause you to incur additional capital gain taxes.

(3) Source: Morningstar, Inc. The large-cap fund category contains 1,006 funds with one-year track records and 601 funds with five-year track records as of 10/31/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab 1000 Fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

       SCHWAB 1000 FUND - INVESTOR SHARES  S&P 500 INDEX  SCHWAB 1000 INDEX
4/91                              $10,000        $10,000            $10,000
4/91                               $9,910         $9,908             $9,898
5/91                              $10,320        $10,335            $10,311
6/91                               $9,850         $9,861             $9,840
7/91                              $10,320        $10,321            $10,310
8/91                              $10,600        $10,566            $10,591
9/91                              $10,460        $10,389            $10,455
10/91                             $10,630        $10,528            $10,625
11/91                             $10,240        $10,104            $10,225
12/91                             $11,425        $11,260            $11,412
1/92                              $11,283        $11,050            $11,272
2/92                              $11,425        $11,193            $11,415
3/92                              $11,171        $10,975            $11,163
4/92                              $11,404        $11,298            $11,392
5/92                              $11,404        $11,353            $11,457
6/92                              $11,465        $11,184            $11,257
7/92                              $11,726        $11,641            $11,728
8/92                              $11,480        $11,403            $11,486
9/92                              $11,623        $11,537            $11,646
10/92                             $11,746        $11,577            $11,763
11/92                             $12,208        $11,971            $12,233
12/92                             $12,398        $12,119            $12,428
1/93                              $12,502        $12,220            $12,539
2/93                              $12,595        $12,387            $12,632
3/93                              $12,896        $12,648            $12,948
4/93                              $12,533        $12,342            $12,583
5/93                              $12,896        $12,673            $12,957
6/93                              $12,958        $12,710            $13,024
7/93                              $12,905        $12,659            $12,989
8/93                              $13,397        $13,139            $13,492
9/93                              $13,355        $13,038            $13,454
10/93                             $13,544        $13,308            $13,654
11/93                             $13,355        $13,181            $13,462
12/93                             $13,592        $13,341            $13,700
1/94                              $14,005        $13,794            $14,136
2/94                              $13,645        $13,420            $13,781
3/94                              $13,042        $12,837            $13,169
4/94                              $13,190        $13,001            $13,326
5/94                              $13,349        $13,213            $13,488
6/94                              $12,988        $12,889            $13,127
7/94                              $13,405        $13,312            $13,558
8/94                              $13,971        $13,856            $14,147
9/94                              $13,651        $13,518            $13,825
10/94                             $13,918        $13,821            $14,095
12/94                             $13,416        $13,318            $13,590
12/94                             $13,577        $13,514            $13,767
1/95                              $13,923        $13,864            $14,121
2/95                              $14,474        $14,404            $14,700
3/95                              $14,852        $14,829            $15,094
4/95                              $15,219        $15,264            $15,476
5/95                              $15,770        $15,874            $16,048
6/95                              $16,191        $16,242            $16,490
7/95                              $16,807        $16,779            $17,111
8/95                              $16,936        $16,821            $17,245
9/95                              $17,606        $17,531            $17,949
10/95                             $17,520        $17,468            $17,859
11/95                             $18,276        $18,233            $18,646
12/95                             $18,547        $18,585            $18,924
1/96                              $19,095        $19,217            $19,499
2/96                              $19,379        $19,396            $19,789
3/96                              $19,554        $19,582            $19,980
4/96                              $19,883        $19,870            $20,321
5/96                              $20,354        $20,380            $20,812
6/96                              $20,299        $20,458            $20,779
7/96                              $19,335        $19,554            $19,794
8/96                              $19,861        $19,966            $20,327
9/96                              $20,967        $21,088            $21,465
10/96                             $21,394        $21,670            $21,899
11/96                             $22,938        $23,308            $23,485
12/96                             $22,549        $22,847            $23,103
1/97                              $23,846        $24,272            $24,442
2/97                              $23,935        $24,464            $24,528
3/97                              $22,870        $23,461            $23,457
4/97                              $24,101        $24,859            $24,696
5/97                              $25,631        $26,371            $26,291
6/97                              $26,695        $27,552            $27,402
7/97                              $28,857        $29,743            $29,615
8/97                              $27,471        $28,077            $28,216
9/97                              $28,946        $29,613            $29,732
10/97                             $27,992        $28,624            $28,756
11/97                             $29,167        $29,949            $29,983
12/97                             $29,747        $30,464            $30,582
1/98                              $29,960        $30,802            $30,818
2/98                              $32,166        $33,023            $33,116
3/98                              $33,801        $34,714            $34,830
4/98                              $34,149        $35,065            $35,211
5/98                              $33,398        $34,462            $34,441
6/98                              $34,742        $35,861            $35,824
7/98                              $34,260        $35,481            $35,324
8/98                              $29,142        $30,357            $30,049
9/98                              $31,023        $32,303            $32,014
10/98                             $33,487        $34,929            $34,602
11/98                             $35,570        $37,046            $36,762
12/98                             $37,826        $39,180            $39,090
1/99                              $39,259        $40,818            $40,575
2/99                              $37,939        $39,548            $39,256
3/99                              $39,462        $41,130            $40,820
4/99                              $41,065        $42,722            $42,505
5/99                              $40,117        $41,714            $41,535
6/99                              $42,115        $44,029            $43,637
7/99                              $40,772        $42,655            $42,247
9/03                              $40,377        $42,442            $41,900
8/99                              $39,304        $41,279            $40,655
10/99                             $41,901        $43,891            $43,397

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab 1000 Fund-Investor Shares, made at its inception, with similar investments in the Schwab 1000 Index-Registered Trademark- and the S&P 500-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $3,657,122
------------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $4,924,606
------------------------------------------------------------------------
Percentage growth over reporting period                              35%
------------------------------------------------------------------------

SCHWAB 1000 FUND-SELECT SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                        SINCE INCEPTION
                                                                    ONE YEAR               (5/19/97)
-------------------------------------------------------------------------------------------------------
SCHWAB 1000 FUND-SELECT SHARES(1),(2)                                25.29%                  23.40%
-------------------------------------------------------------------------------------------------------
Schwab 1000 Index-Registered Trademark-                              25.42%                  23.74%
-------------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                           (0.13)%                 (0.34)%
-------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                  25.67%                  24.02%
-------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year and since-inception average annual total returns were 26.86% and 21.02%, respectively for Select Shares. Without fee waivers and guarantees, the one-year, and since-inception average annual total returns would have been 26.73% and 20.59%, respectively, for the Select Shares as of 9/30/99.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, often referred to as the "tracking differential." (See page 8 for a more detailed discussion).

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 25.21% and 22.98%.

(2) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

       SCHWAB 1000 FUND - SELECT SHARES  S&P 500 INDEX  SCHWAB 1000 INDEX
5/97                            $50,000        $50,000            $50,000
5/97                            $51,040        $50,930            $51,064
6/97                            $53,180        $53,212            $53,222
7/97                            $57,490        $57,442            $57,518
8/97                            $54,750        $54,225            $54,801
9/97                            $57,685        $57,191            $57,746
10/97                           $55,785        $55,281            $55,851
11/97                           $58,150        $57,841            $58,233
12/97                           $59,325        $58,836            $59,398
1/98                            $59,725        $59,489            $59,855
2/98                            $64,145        $63,778            $64,318
3/98                            $67,405        $67,043            $67,648
4/98                            $68,100        $67,720            $68,387
5/98                            $66,625        $66,556            $66,893
6/98                            $69,305        $69,258            $69,578
7/98                            $68,345        $68,524            $68,606
8/98                            $58,140        $58,629            $58,362
9/98                            $61,915        $62,387            $62,179
10/98                           $66,825        $67,459            $67,206
11/98                           $71,000        $71,547            $71,400
12/98                           $75,505        $75,668            $75,922
1/99                            $78,385        $78,831            $78,805
2/99                            $75,750        $76,379            $76,244
3/99                            $78,795        $79,434            $79,282
4/99                            $82,015        $82,509            $82,553
5/99                            $80,120        $80,561            $80,671
6/99                            $84,110        $85,033            $84,753
7/99                            $81,450        $82,380            $82,052
8/99                            $80,665        $81,968            $81,380
9/99                            $78,545        $79,721            $78,960
10/99                           $83,725        $84,767            $84,287

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab 1000 Fund-Select Shares,-TM- made at its inception, with a similar investment in the Schwab 1000 Index-Registered Trademark- and the S&P 500-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $1,040,551
------------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $2,213,585
------------------------------------------------------------------------
Percentage growth over reporting period                             113%
------------------------------------------------------------------------

SCHWAB 1000 FUND-REGISTERED TRADEMARK-
PORTFOLIO SNAPSHOT

The Schwab 1000 Fund (the fund) invests primarily in common stocks of the Schwab 1000 Index,-Registered Trademark- an index created to represent the performance of publicly traded common stocks of the 1,000 largest U.S. companies (excluding investment companies). As of October 31, 1999, the aggregate market capitalization of the Schwab 1000 Index represented approximately 87.3% of the total value of the U.S. stock market, as represented by the Wilshire 5000 Index.* The information below and on the following page provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page
46. A complete list of the securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                           SCHWAB 1000 FUND-                           PEER GROUP
                                                            INVESTOR SHARES                             AVERAGE+
----------------------------------------------------------------------------------------------------------------------------
Number of Issues                                                    972                                     131
----------------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                       $53,745+                                $45,601
----------------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                         33.9+                                   33.6
----------------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                              8.5+                                    8.0
----------------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                     0.68%+                                  0.47%
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               3%                                     75%
----------------------------------------------------------------------------------------------------------------------------

Three-Year Beta                                                     1.0+                                   0.95
----------------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                      0.46%**                                 1.34%
----------------------------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates.

** Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

+ Source: Morningstar. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 2,173 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/99

Healthcare/Drugs and Medicine     10.5%
Business Machines and Software    12.4%
Telephone                          8.9%
Electronics                        8.5%
Banks                              6.9%
Retail                             6.4%
Miscellaneous Finance              6.4%
Producer Goods and Manufacturing   5.2%
Business Services                  4.1%
Media                              4.0%
Other                             26.7%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        EQUITY INVESTMENT STYLE BOX(++)
                                 AS OF 10/31/99

--Style--
  Value         Blend         Growth        --Market Cap--
                    X                                Large
                                                    Medium
                                                     Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------
Microsoft Corp.                         3.82%
---------------------------------------------
General Electric Co.                    3.60%
---------------------------------------------
Intel Corp.                             2.09%
---------------------------------------------
Wal-Mart Stores, Inc.                   2.04%
---------------------------------------------
Cisco Systems, Inc.                     1.94%
---------------------------------------------

---------------------------------------------
Lucent Technologies, Inc.               1.61%
---------------------------------------------
Merck & Co., Inc.                       1.51%
---------------------------------------------
Citigroup, Inc.                         1.48%
---------------------------------------------
Exxon Corp.                             1.45%
---------------------------------------------
International Business Machines Corp.   1.44%
---------------------------------------------

++ Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB TOTAL STOCK MARKET INDEX FUND-TM-
FUND PERFORMANCE

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 10/31/99

                                                  SINCE INCEPTION
                                                     (5/28/99)
-----------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND-INVESTOR
SHARES(1)                                               4.35%
-----------------------------------------------------------------
Schwab Total Stock Market Index Fund-Select
Shares(1,2)                                             4.45%
-----------------------------------------------------------------
Wilshire 5000 Index                                     4.47%
-----------------------------------------------------------------
Index Tracking Differential-Investor Shares           (0.12)%
-----------------------------------------------------------------
Index Tracking Differential-Select Shares             (0.02)%
-----------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we additionally report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the cumulative total returns since inception for the Investor Shares and Select Shares were (1.80)% and (1.75)%, respectively.(1)

The index-tracking differential represents the difference between the total returns of the Wilshire 5000 Total Market Index(3) and the Schwab Total Stock Market Index Fund. The tracking differential arises due to several factors. For example, unlike the index, the fund has operating expenses and incurs trading costs when it buys or sells securities. The fund also may hold non-index securities, including cash that can produce either higher or lower returns than their index counterparts.

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the cumulative total returns since inception would have been 4.11% and 4.21%, respectively, for the Investor Shares and the Select Shares. As of 9/30/99, the cumulative total returns for the Investor Shares and Select Shares would have been (2.05)% and (2.00)%, respectively.

(2) The required minimum initial investment in the Select Shares is $50,000

(3) Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation about the advisability of investing in the fund or in any stock included in the Wilshire 5000.

TAX-SMART INVESTMENT STRATEGY

One of the most attractive features of the Schwab Total Stock Market Index Fund is that it uses a strategy designed to maximize after-tax return potential. Like other index funds, the fund generally will have lower portfolio turnover than actively managed funds, because it won't have to actively trade stocks unless a company joins or exits the index. In addition, the fund's managers attempt to offset capital gains with losses whenever possible.

The Schwab Total Stock Market Index Fund has the potential to be even more tax efficient than funds that track other indices. That's because the fund seeks to track the Wilshire 5000 Index. And because that index essentially represents all stocks in the U.S. market, the fund won't be forced to trade stocks that leave the index due to fluctuations in their market capitalizations.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                  SCHWAB TOTAL STOCK          WILSHIRE 5000 INDEX
          MARKET INDEX FUND--INVESTOR SHARES
06/01/99                             $10,000              $10,000
06/30/99                             $10,515              $10,518
07/31/99                             $10,165              $10,180
08/31/99                             $10,070              $10,086
09/30/99                              $9,820               $9,822
10/31/99                             $10,435              $10,447

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab Total Stock Market Index Fund-Investor Shares, made at its inception, with a similar investment in the Wilshire 5000 Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

                 SCHWAB TOTAL STOCK         WILSHIRE 5000 INDEX
          MARKET INDEX FUND--SELECT SHARES
06/01/99                           $50,000              $50,000
06/30/99                           $52,600              $52,590
07/31/99                           $50,850              $50,902
08/31/99                           $50,350              $50,428
09/30/99                           $49,125              $49,112
10/31/99                           $52,225              $52,236

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab Total Stock Market Index Fund-Select Shares, made at its inception, with a similar investment in the Wilshire 5000 Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

                                                                                           SELECT
                                                              INVESTOR SHARES       SHARES-REGISTERED TRADEMARK-
-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                               $135,719            $149,131
-------------------------------------------------------------------------------------------------

SCHWAB TOTAL STOCK MARKET INDEX FUND-TM-
PORTFOLIO SNAPSHOT

Schwab Total Stock Market Index Fund (the fund) invests in stocks that are included in the Wilshire 5000 Index. The fund uses a "sampling" strategy, which means it purchases a representative sample of stocks in the index, instead of trying to add them all. The Wilshire 5000 Index, which was created in 1974, and was initially composed of 5,000 stocks, now measures the performance of more than 7,200 U.S.-headquartered companies that have readily available pricing data.* The information below and on the following page provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page 46. A complete list of the securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                    SCHWAB TOTAL STOCK
                                                    MARKET INDEX FUND                           PEER GROUP
                                                     INVESTOR SHARES                             AVERAGE+
---------------------------------------------------------------------------------------------------------------
Number of Issues                                          2,960                                      131
---------------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                 $ 731                                  $45,601
---------------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                   31                                     33.6
---------------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                     14.5                                      8.0
---------------------------------------------------------------------------------------------------------------
12-Month Yield                                              N/A                                     0.47%
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       1%                                      75%
---------------------------------------------------------------------------------------------------------------
Expense Ratio                                              0.40%**                                  1.34%
---------------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates.

** Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/28/01.

 + Source: Morningstar. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 2,173 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/99

Business Machines & Software    11.9%
Healthcare/Drugs and Medicine    9.7%
Electronics                      8.1%
Telephone                        7.8%
Banks                            6.7%
Retail                           6.2%
Miscellaneous Finance            6.0%
Business Services                5.8%
Producer Goods & Manufacturing   5.3%
Media                            3.5%
Other                           29.0%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        EQUITY INVESTMENT STYLE BOX(++)
                                 AS OF 10/31/99

--Style--
  Value         Blend         Growth        --Market Cap--
                    X                                Large
                                                    Medium
                                                     Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------
Microsoft Corp.                         3.34%
---------------------------------------------
General Electric Co.                    3.14%
---------------------------------------------
Intel Corp.                             1.81%
---------------------------------------------
Wal-Mart Stores, Inc.                   1.79%
---------------------------------------------
Cisco Systems Inc.                      1.70%
---------------------------------------------
---------------------------------------------
Lucent Technologies, Inc.               1.40%
---------------------------------------------
Merck & Co., Inc.                       1.32%
---------------------------------------------
Citigroup, Inc.                         1.29%
---------------------------------------------
Exxon Corp.                             1.27%
---------------------------------------------
International Business Machines Corp.   1.26%
---------------------------------------------

++ Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                      SINCE INCEPTION
                                                              ONE YEAR   FIVE YEARS      (12/3/93)
-----------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND-INVESTOR SHARES(1)                 19.96%      13.36%          11.31%
-----------------------------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered Trademark-                   22.91%      15.14%          12.95%
-----------------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares                   (2.95)%     (1.78)%         (1.64)%
-----------------------------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index                       14.87%      12.57%          10.81%
-----------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year, five-year and since-inception average annual total returns were 23.36%, 12.87% and 11.13%, respectively. Without fee waivers and guarantees, the one-year, five-year and since-inception average annual total returns would have been, 22.96%, 12.46% and 10.68%, for the Investor Shares as of 9/30/99.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, which is often referred to as the "tracking differential." (See page 8 for a more detailed discussion).

TAX-SMART INVESTMENT STRATEGY

The Schwab Small-Cap Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the one-year and five-year performance of the Schwab Small-Cap Index Fund-Investor Shares.

AVERAGE ANNUAL RETURNS: PRE TAX AND AFTER-TAX

                                                                       PERIODS ENDED OCTOBER 31, 1999
                                                              ONE YEAR                               FIVE YEARS
                                               --------------------------------------  --------------------------------------
                                               PRE TAX  AFTER TAX(2)  % LOST TO TAXES  PRE TAX  AFTER TAX(2)  % LOST TO TAXES
-----------------------------------------------------------------------------------------------------------------------------
Schwab Small-Cap Index Fund-Investor
Shares(1)                                      19.96%      18.51%          (7.26)%     13.36%      12.92%          (3.29)%
-----------------------------------------------------------------------------------------------------------------------------
Average Small-Cap Fund(3)                      27.74%      26.61%          (4.07)%     13.93%      11.60%         (16.69)%
-----------------------------------------------------------------------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year, five-year and the since-inception average annual returns would have been 19.55%, 12.95% and 10.86%, respectively.

(2) After-tax returns assume the maximum federal income tax rate of 39.60% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown. State and local taxes have not been considered. After-tax return information is not applicable to shareholders in tax-deferred accounts such as IRAs and 401ks. Past after-tax information is not prediction of future tax efficiency. After-tax return information does not reflect the tax effect of your own investment activities, such as a decision to sell some or all of your fund shares, which may cause you to incur additional capital gain taxes.

(3) Source: Morningstar, Inc. The small-cap fund category contains 819 funds with one-year track records and 280 funds with five-year track records as of 10/31/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab Small-Cap Index Fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

       SCHWAB SMALL-CAP INDEX FUND - INVESTOR SHARES  SCHWAB SMALL-CAP INDEX  RUSSELL 2000 INDEX
12/93                                        $10,000                 $10,000             $10,000
12/93                                        $10,154                 $10,234             $10,186
1/94                                         $10,394                 $10,469             $10,505
2/94                                         $10,334                 $10,430             $10,467
3/94                                          $9,783                  $9,871              $9,915
4/94                                          $9,753                  $9,847              $9,974
5/94                                          $9,613                  $9,692              $9,861
6/94                                          $9,333                  $9,419              $9,529
7/94                                          $9,493                  $9,614              $9,685
8/94                                         $10,134                 $10,249             $10,225
9/94                                         $10,094                 $10,191             $10,190
10/94                                        $10,064                 $10,149             $10,149
11/94                                         $9,663                  $9,767              $9,739
12/94                                         $9,841                 $10,000             $10,000
1/95                                          $9,730                  $9,838              $9,874
2/95                                         $10,082                 $10,229             $10,285
3/95                                         $10,334                 $10,442             $10,461
4/95                                         $10,566                 $10,671             $10,693
5/95                                         $10,717                 $10,809             $10,877
6/95                                         $11,211                 $11,356             $11,441
7/95                                         $11,866                 $12,021             $12,100
8/95                                         $12,077                 $12,270             $12,351
9/95                                         $12,309                 $12,510             $12,572
10/95                                        $11,785                 $11,910             $12,010
11/95                                        $12,329                 $12,492             $12,514
12/95                                        $12,562                 $12,782             $12,845
1/96                                         $12,491                 $12,749             $12,831
2/96                                         $12,967                 $13,261             $13,231
3/96                                         $13,170                 $13,492             $13,505
4/96                                         $13,899                 $14,206             $14,227
5/96                                         $14,384                 $14,692             $14,788
6/96                                         $13,848                 $14,222             $14,180
7/96                                         $12,643                 $13,075             $12,942
8/96                                         $13,413                 $13,904             $13,694
9/96                                         $14,010                 $14,416             $14,230
10/96                                        $13,757                 $14,169             $14,010
11/96                                        $14,344                 $14,733             $14,588
12/96                                        $14,508                 $15,007             $14,970
1/97                                         $14,895                 $15,361             $15,269
2/97                                         $14,376                 $14,986             $14,900
3/97                                         $13,654                 $14,257             $14,196
4/97                                         $13,756                 $14,299             $14,236
5/97                                         $15,383                 $16,050             $15,821
6/97                                         $16,125                 $16,880             $16,499
7/97                                         $17,213                 $17,842             $17,267
8/97                                         $17,538                 $18,243             $17,662
9/97                                         $18,850                 $19,675             $18,955
10/97                                        $18,026                 $18,816             $18,123
11/97                                        $17,843                 $18,645             $18,005
12/97                                        $18,236                 $19,035             $18,320
1/98                                         $17,787                 $18,736             $18,031
2/98                                         $19,195                 $20,285             $19,361
3/98                                         $20,042                 $21,199             $20,159
4/98                                         $20,144                 $21,344             $20,270
5/98                                         $18,930                 $20,090             $19,177
6/98                                         $18,960                 $20,146             $19,218
7/98                                         $17,471                 $18,597             $17,661
8/98                                         $14,062                 $15,011             $14,231
9/98                                         $14,991                 $15,953             $15,345
10/98                                        $15,705                 $16,709             $15,972
11/98                                        $16,532                 $17,576             $16,809
12/98                                        $17,584                 $18,719             $17,849
1/99                                         $17,617                 $18,800             $18,086
2/99                                         $16,145                 $17,229             $16,621
3/99                                         $16,372                 $17,559             $16,881
4/99                                         $17,660                 $19,165             $18,393
5/99                                         $17,974                 $19,500             $18,662
6/99                                         $18,969                 $20,778             $19,505
7/99                                         $18,872                 $20,615             $18,971
8/99                                         $18,309                 $20,033             $18,269
9/99                                         $18,493                 $20,204             $18,272
10/99                                        $18,839                 $20,537             $18,347

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab Small-Cap Index Fund-Investor Shares, made at its inception, with similar investments in the Schwab Small-Cap Index-Registered Trademark- and the Russell 2000-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $479,500
----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $452,099
----------------------------------------------------------------------
Percentage change over reporting period                        (5.70)%
----------------------------------------------------------------------

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK--SELECT SHARES-TM-FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                           SINCE INCEPTION
                                                                       ONE YEAR               (5/19/97)
----------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND-SELECT SHARES(1),(2)                         20.14%                 10.67%
----------------------------------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered Trademark-                             22.91%                 12.57%
----------------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                               (2.77)%                (1.90)%
----------------------------------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index                                 14.87%                  7.91%
----------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year and since-inception average annual total returns were 23.55% and 10.21%, respectively. Without fee waivers and guarantees, the one-year, and since-inception average annual total returns would have been 23.17% and 9.71%, respectively, for the Select Shares as of 9/30/99.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, often referred to as the "tracking differential." (See page 8 for a more detailed discussion).

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 19.74% and 10.18%, respectively.

(2) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

          SCHWAB SMALL-CAP INDEX FUND - SELECT SHARES  SCHWAB SMALL-CAP INDEX  RUSSELL 2000 INDEX
5/19/97                                       $50,000                 $50,000             $50,000
5/31/97                                       $52,170                 $52,242             $51,960
6/30/97                                       $54,690                 $54,942             $54,189
7/31/97                                       $58,415                 $58,075             $56,709
8/31/97                                       $59,485                 $59,380             $58,008
9/30/97                                       $63,965                 $64,039             $62,254
10/31/97                                      $61,205                 $61,244             $59,521
11/30/97                                      $60,550                 $60,687             $59,134
12/31/97                                      $61,920                 $61,958             $60,169
1/31/98                                       $60,400                 $60,983             $59,218
2/28/98                                       $65,175                 $66,026             $63,588
3/31/98                                       $68,050                 $69,002             $66,208
4/30/98                                       $68,430                 $69,473             $66,572
5/31/98                                       $64,310                 $65,391             $62,984
6/30/98                                       $64,415                 $65,575             $63,116
7/31/98                                       $59,360                 $60,531             $58,004
8/31/98                                       $47,790                 $48,861             $46,740
9/30/98                                       $50,945                 $51,924             $50,399
10/31/98                                      $53,365                 $54,386             $52,456
11/30/98                                      $56,170                 $57,207             $55,204
12/31/98                                      $59,775                 $60,929             $58,621
1/31/99                                       $59,925                 $61,193             $59,401
2/28/99                                       $54,925                 $56,079             $54,590
3/31/99                                       $55,660                 $57,152             $55,441
4/30/99                                       $60,070                 $62,380             $60,409
5/31/99                                       $61,140                 $63,470             $61,291
6/30/99                                       $64,555                 $67,629             $64,061
7/31/99                                       $64,225                 $67,099             $62,306
8/31/99                                       $62,315                 $65,206             $60,000
9/30/99                                       $62,940                 $65,762             $60,012
10/31/99                                      $64,115                 $66,846             $60,258

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab Small-Cap Index Fund-Select Shares, made at its inception, with a similar investment in the Schwab Small-Cap Index-Registered Trademark- and the Russell 2000-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $149,756
----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $446,918
----------------------------------------------------------------------
Percentage growth over reporting period                           198%
----------------------------------------------------------------------

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-
PORTFOLIO SNAPSHOT

The Schwab Small-Cap Index Fund (the fund) invests primarily in common stocks of the Schwab Small-Cap Index,-Registered Trademark- an index created to represent the performance of common stocks of the second 1,000 largest U.S. companies, ranked by market capitalization. As of October 31, 1999, the aggregate market capitalization of stocks included in the index represented approximately 4.6% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Index.* The information below and on the following page provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page 46. A complete list of the securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                  SCHWAB SMALL-CAP INDEX FUND-                           PEER GROUP
                                                        INVESTOR SHARES                                   AVERAGE+
------------------------------------------------------------------------------------------------------------------------------
Number of Issues                                                973                                           161
------------------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                      $758+                                         $822
------------------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                     22.5+                                         26.6
------------------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                          3.9+                                          5.2
------------------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                 0.30%+                                        0.17%
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          41%                                           94%
------------------------------------------------------------------------------------------------------------------------------

Three-Year Beta                                                0.95+                                         0.94
------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                  0.49%**                                       1.58%
------------------------------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates.

** Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.
 + Source: Morningstar. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 852 small-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/99

Other                           32.0%
Business Services               12.9%
Electronics                      9.1%
Business Machines & Software     8.0%
Healthcare/Drugs and Medicine    7.8%
Producer Goods & Manufacturing   7.1%
Banks                            6.5%
Media                            4.4%
Utitlities - Energy & Gas        4.3%
Telephone                        4.0%
Miscellaneous Finance            3.9%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        EQUITY INVESTMENT STYLE BOX(++)
                                 AS OF 10/31/99

--Style--
Value      Blend  Growth  -Market Cap-
                                 Large
                                Medium
               X                 Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------
RealNetworks, Inc.                      1.11%
---------------------------------------------
BroadVision, Inc.                       0.78%
---------------------------------------------
Medimmune, Inc.                         0.71%
---------------------------------------------
PMC Sierra, Inc.                        0.68%
---------------------------------------------
Omnipoint Corp.                         0.62%
---------------------------------------------

---------------------------------------------
Nextlink Communications                 0.61%
---------------------------------------------
Lycos, Inc.                             0.58%
---------------------------------------------
Applied Micro Circuits Corp.            0.58%
---------------------------------------------
Network Solutions, Inc.                 0.57%
---------------------------------------------
TV Guide, Inc.                          0.57%
---------------------------------------------

++ Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK--INVESTOR SHARES FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                      SINCE INCEPTION
                                                              ONE YEAR   FIVE YEARS      (9/9/93)
-----------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND-INVESTOR SHARES(1)             27.31%      11.74%         11.08%
-----------------------------------------------------------------------------------------------------
Schwab International Index-Registered Trademark-               28.61%      12.33%         11.69%
-----------------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares                   (1.30)%     (0.59)%        (0.61)%
-----------------------------------------------------------------------------------------------------
MSCI-EAFE-Registered Trademark- Index                          23.03%       9.21%          9.15%
-----------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year, five-year and since-inception average annual total returns were 32.82%, 11.39% and 10.29%, respectively. Without fee waivers and guarantees, the one-year, five-year and since-inception average annual total returns would have been 32.26%, 10.85% and 9.74%, respectively, for the Investor Shares as of 9/30/99.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, which is often referred to as the "tracking differential." (See page 8 for a more detailed discussion).

TAX-SMART INVESTMENT STRATEGY

The Schwab International Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the one-year and five-year performance of the Schwab International Index Fund-Investor Shares.

AVERAGE ANNUAL RETURNS: PRE TAX AND AFTER-TAX

                                                                 PERIODS ENDED OCTOBER 31, 1999
                                                   ONE YEAR                                         FIVE YEARS
                                -----------------------------------------------   -----------------------------------------------
                                 PRE TAX       AFTER TAX(2)     % LOST TO TAXES    PRE TAX       AFTER TAX(2)     % LOST TO TAXES
---------------------------------------------------------------------------------------------------------------------------------
Schwab International Index
Fund-Investor Shares(1)           27.31%          26.87%             (1.61)%        11.74%          11.24%             (4.26)%
---------------------------------------------------------------------------------------------------------------------------------
Average Foreign Fund(3)           27.55%          26.31%             (4.50)%        10.00%           8.51%            (14.92)%
---------------------------------------------------------------------------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year, five-year and the since-inception average annual returns would have been 26.77%, 11.19% and 10.52%.

(2) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than shown. State and local taxes have not been considered. After-tax return information is not applicable to shareholders in tax-deferred accounts such as IRAs or 401ks. Past after-tax information is not a prediction of future tax efficiency. After-tax return information does not reflect the tax effect of your own investment activities, such as a decision to sell some or all of your fund shares, which may cause you to incur additional capital gain taxes.

(3) Source: Morningstar, Inc. The foreign fund category contains 632 funds with one-year track record and 160 funds with five-year track records as of 10/31/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund.
32

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

       SCHWAB INTERNATIONAL INDEX FUND - INVESTOR SHARES  SCHWAB INTERNATIONAL INDEX  MSCI - EAFE-REGISTERED TRADEMARK- INDEX
9/93                                             $10,000                     $10,000                                  $10,000
9/93                                              $9,770                      $9,786                                   $9,749
10/93                                            $10,150                     $10,167                                  $10,049
11/93                                             $9,420                      $9,454                                   $9,171
12/93                                            $10,096                     $10,137                                   $9,833
1/94                                             $10,769                     $10,823                                  $10,664
2/94                                             $10,558                     $10,623                                  $10,634
3/94                                             $10,156                     $10,172                                  $10,176
4/94                                             $10,458                     $10,544                                  $10,607
5/94                                             $10,407                     $10,448                                  $10,547
6/94                                             $10,488                     $10,508                                  $10,696
7/94                                             $10,649                     $10,692                                  $10,798
8/94                                             $10,941                     $10,999                                  $11,054
9/94                                             $10,559                     $10,621                                  $10,706
10/94                                            $10,950                     $11,026                                  $11,062
11/94                                            $10,428                     $10,478                                  $10,530
12/94                                            $10,484                     $10,564                                  $10,597
1/95                                             $10,108                     $10,254                                  $10,190
2/95                                             $10,189                     $10,282                                  $10,160
3/95                                             $10,759                     $10,964                                  $10,794
4/95                                             $11,145                     $11,346                                  $11,200
5/95                                             $11,176                     $11,303                                  $11,067
6/95                                             $11,064                     $11,168                                  $10,873
7/95                                             $11,623                     $11,826                                  $11,550
8/95                                             $11,237                     $11,384                                  $11,110
9/95                                             $11,470                     $11,661                                  $11,327
10/95                                            $11,318                     $11,461                                  $11,022
11/95                                            $11,562                     $11,782                                  $11,329
12/95                                            $11,975                     $12,238                                  $11,785
1/96                                             $12,006                     $12,277                                  $11,834
2/96                                             $12,026                     $12,300                                  $11,874
3/96                                             $12,232                     $12,529                                  $12,126
4/96                                             $12,530                     $12,826                                  $12,478
5/96                                             $12,396                     $12,674                                  $12,249
6/96                                             $12,489                     $12,761                                  $12,317
7/96                                             $12,139                     $12,430                                  $11,958
8/96                                             $12,253                     $12,538                                  $11,984
9/96                                             $12,592                     $12,907                                  $12,303
10/96                                            $12,571                     $12,863                                  $12,177
11/96                                            $13,136                     $13,460                                  $12,662
12/96                                            $13,067                     $13,341                                  $12,499
1/97                                             $12,640                     $12,898                                  $12,061
2/97                                             $12,827                     $13,114                                  $12,259
3/97                                             $12,932                     $13,202                                  $12,303
4/97                                             $13,025                     $13,344                                  $12,368
5/97                                             $13,984                     $14,324                                  $13,174
6/97                                             $14,766                     $15,160                                  $13,899
7/97                                             $15,214                     $15,570                                  $14,125
8/97                                             $14,109                     $14,447                                  $13,070
9/97                                             $15,078                     $15,354                                  $13,801
10/97                                            $13,869                     $14,110                                  $12,740
11/97                                            $13,859                     $14,055                                  $12,610
12/97                                            $14,022                     $14,254                                  $12,720
1/98                                             $14,538                     $14,830                                  $13,301
2/98                                             $15,382                     $15,727                                  $14,155
3/98                                             $15,782                     $16,139                                  $14,591
4/98                                             $15,888                     $16,248                                  $14,706
5/98                                             $15,888                     $16,209                                  $14,634
6/98                                             $16,025                     $16,315                                  $14,745
7/98                                             $16,067                     $16,419                                  $14,894
8/98                                             $14,085                     $14,350                                  $13,049
9/98                                             $13,632                     $13,880                                  $12,648
10/98                                            $14,981                     $15,335                                  $13,966
11/98                                            $15,751                     $16,198                                  $14,681
12/98                                            $16,244                     $16,729                                  $15,261
1/99                                             $16,190                     $16,640                                  $15,216
2/99                                             $15,829                     $16,311                                  $14,853
3/99                                             $16,541                     $17,060                                  $15,473
4/99                                             $17,212                     $17,794                                  $16,099
5/99                                             $16,371                     $16,897                                  $15,270
6/99                                             $16,999                     $17,586                                  $15,866
7/99                                             $17,616                     $18,240                                  $16,337
8/99                                             $17,775                     $18,410                                  $16,345
9/99                                             $18,105                     $18,724                                  $16,510
10/99                                            $19,073                     $19,722                                  $17,129

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab International Index Fund-Investor Shares, made at its inception, with similar investments in the Schwab International Index-Registered Trademark- and the MSCI-EAFE-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $428,462
----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $446,625
----------------------------------------------------------------------
Percentage change over reporting period                          4.24%
----------------------------------------------------------------------

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK--SELECT SHARES-TM-FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/99

                                                                                       SINCE INCEPTION
                                                                   ONE YEAR               (5/19/97)
------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND-SELECT SHARES(1),(2)                27.49%                  13.07%
------------------------------------------------------------------------------------------------------
Schwab International Index-Registered Trademark-                    28.61%                  13.26%
------------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                          (1.12)%                 (0.19)%
------------------------------------------------------------------------------------------------------
MSCI-EAFE-Registered Trademark- Index                               23.03%                  10.62%
------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's one-year and since-inception average annual total returns were 32.91%, and 11.08%, respectively. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 32.37% and 10.27%, respectively, for the Select Shares as of 9/30/99.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, often referred to as the "tracking differential." (See page 8 for a more detailed discussion).

(1) A portion of the fund's expenses was reduced during the reporting period. Without such reductions, as of 10/31/99, the fund's one-year and since-inception average annual returns would have been 26.96% and 12.26%.

(2) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

          SCHWAB INTERNATIONAL INDEX FUND - SELECT SHARES  SCHWAB INTERNATIONAL INDEX  MSCI - EAFE-REGISTERED TRADEMARK- INDEX
5/19/97                                           $50,000                     $50,000                                  $50,000
5/31/97                                           $49,375                     $49,283                                  $49,248
6/30/97                                           $52,170                     $52,161                                  $51,961
7/31/97                                           $53,755                     $53,571                                  $52,803
8/31/97                                           $49,815                     $49,706                                  $48,859
9/30/97                                           $53,240                     $52,827                                  $51,595
10/31/97                                          $49,005                     $48,550                                  $47,627
11/30/97                                          $48,970                     $48,360                                  $47,141
12/31/97                                          $49,580                     $49,042                                  $47,551
1/31/98                                           $51,405                     $51,027                                  $49,725
2/28/98                                           $54,385                     $54,111                                  $52,917
3/31/98                                           $55,800                     $55,529                                  $54,547
4/30/98                                           $56,175                     $55,905                                  $54,978
5/31/98                                           $56,175                     $55,770                                  $54,708
6/30/98                                           $56,655                     $56,133                                  $55,124
7/31/98                                           $56,845                     $56,493                                  $55,681
8/31/98                                           $49,840                     $49,376                                  $48,782
9/30/98                                           $48,240                     $47,757                                  $47,284
10/31/98                                          $53,005                     $52,763                                  $52,211
11/30/98                                          $55,725                     $55,732                                  $54,885
12/31/98                                          $57,490                     $57,561                                  $57,053
1/31/99                                           $57,305                     $57,252                                  $56,881
2/28/99                                           $56,025                     $56,122                                  $55,528
3/31/99                                           $58,585                     $58,699                                  $57,843
4/30/99                                           $60,955                     $61,225                                  $60,186
5/31/99                                           $57,980                     $58,137                                  $57,086
6/30/99                                           $60,200                     $60,507                                  $59,313
7/31/99                                           $62,385                     $62,757                                  $61,074
8/31/99                                           $62,950                     $63,342                                  $61,105
9/30/99                                           $64,115                     $64,425                                  $61,722
10/31/99                                          $67,575                     $67,857                                  $64,036

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab International Index Fund-Select Shares, made at its inception, with a similar investment in the Schwab International Index-Registered Trademark- and the MSCI-EAFE-Registered Trademark- Index.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                        $ 93,560
----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $448,880
----------------------------------------------------------------------
Percentage growth over reporting period                           380%
----------------------------------------------------------------------

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-
PORTFOLIO SNAPSHOT

The Schwab International Index Fund (the fund) invests primarily in common stocks of the Schwab International Index,-Registered Trademark- an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. As of October 31, 1999, the aggregate market capitalization of stocks included in the index represented approximately 43.6% of the total market value of all publicly traded non-U.S. companies.* The information below and on the following page provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page 46. A complete list of the securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                 SCHWAB INTERNATIONAL INDEX FUND-                           PEER GROUP
                                                         INVESTOR SHARES                                    AVERAGE++
---------------------------------------------------------------------------------------------------------------------------------
Number of Issues                                                 374                                             163
---------------------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                    $33,399++                                       $16,886
---------------------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio)                                     34.4++                                          32.1
---------------------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                           5.2++                                           5.0
---------------------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                  0.75%++                                         0.67%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                            5%                                             77%
---------------------------------------------------------------------------------------------------------------------------------

Three-Year Beta                                                 0.66++                                          0.68
---------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                   0.58%+                                          1.71%
---------------------------------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates.

 + Reflects a reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 657 foreign stock funds as tracked by Morningstar.

EQUITY HOLDINGS BY COUNTRY
AS OF 10/31/99

-------------------------------------------
Japan                                31.43%
-------------------------------------------
United Kingdom                       22.25%
-------------------------------------------
France                                8.42%
-------------------------------------------
Germany                               7.96%
-------------------------------------------
Switzerland                           6.09%
-------------------------------------------
Netherlands                           5.89%
-------------------------------------------
Canada                                3.51%
-------------------------------------------
Italy                                 3.43%
-------------------------------------------
Spain                                 2.53%
-------------------------------------------
Sweden                                2.39%
-------------------------------------------
Hong Kong                             1.74%
-------------------------------------------
Australia                             1.58%
-------------------------------------------
United States                         1.30%
-------------------------------------------
Belgium                               0.92%
-------------------------------------------
Denmark                               0.55%
-------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        EQUITY INVESTMENT STYLE BOX(++)
                                 AS OF 10/31/99

--Style--
Value      Blend  Growth  -Market Cap-
               X                 Large
                                Medium
                                 Small

++ Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------
NTT Mobile Communications Network,
Inc.                                    3.97%
---------------------------------------------
Nippon Telegraph & Telephone Corp.      2.45%
---------------------------------------------
BP Amoco PLC                            2.36%
---------------------------------------------
Vodafone Group PLC                      1.64%
---------------------------------------------
Toyota Motor Corp.                      1.61%
---------------------------------------------
---------------------------------------------
Royal Dutch Petroleum Co.               1.61%
---------------------------------------------
British Telecommunications              1.46%
---------------------------------------------
Glaxo Wellcome PLC                      1.34%
---------------------------------------------
HSBC Holdings PLC                       1.29%
---------------------------------------------
Novartis AG                             1.26%
---------------------------------------------

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

GERI HOM--vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the fund's portfolios. Geri joined CSIM in March 1995 as portfolio manager and was promoted to her current position in December 1996. She currently manages approximately $17 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

LARRY MANO--portfolio manager, has day-to-day portfolio management responsibilities for the Total Stock Market Index Fund. Prior to joining CSIM in 1998, he spent 20 years at Wilshire Associates, where he directed the development of equity index investment products.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

SCHWAB S&P 500 FUND

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW section of this report, large-cap domestic equities, such as those in the S&P 500 Index, continued to be the strongest performing major asset class. As the table below indicates, the fund achieved strong total returns for the one year reporting period. All classes of shares closely tracked the fund's benchmark, the S&P 500 Index, which achieved a total return of 25.67% for the period. As the table below reveals, the fund also out-performed the average U.S. large-cap fund on both a one-year and three-year basis. The fund's out-performance was even greater on an after-tax basis, a direct result of the fund's tax-efficient investment strategy.

                                                                 ONE YEAR RETURNS:              THREE YEAR RETURNS:
                                                           -------------------------------------------------------------
                                                           BEFORE TAX     AFTER TAX(2)     BEFORE TAX     AFTER TAX(2)
------------------------------------------------------------------------------------------------------------------------
Investor Shares                                              25.20%          24.79%          25.89%          25.48%
------------------------------------------------------------------------------------------------------------------------
e.Shares                                                     25.28%          24.85%          26.02%          25.57%
------------------------------------------------------------------------------------------------------------------------
Select Shares                                                25.42%          24.95%             --              --
------------------------------------------------------------------------------------------------------------------------
Average Large-Cap Fund(1)                                    24.85%          22.97%          20.82%          18.18%
------------------------------------------------------------------------------------------------------------------------

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Pre-tax total return is the most common measure used to compare mutual fund performance. Because of different tax management policies, however, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long-term, these after-tax return differences can have a major impact on investors' fund balances held outside retirement accounts.

As shown in the first question above, the Schwab S&P 500 Fund has been more "tax efficient" than the average large-cap fund. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively managed funds.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE S&P 500 INDEX CHANGED OVER THE LAST FIVE YEARS?

A. The graph below shows the top ten industry sectors of the S&P 500 Index as of 10/31/99 as well as the historical weightings of these sectors since 10/31/95. Since 1995, the Index has become moderately more concentrated, with the top ten sectors currently representing approximately 73% of the total versus approximately 62% in 1995. The sectors with the largest gains during the period were Business Machines (from 5.7% to 13.4%) and Electronics (from 5.1% to 8.0%). The sectors with the largest declines during the period

(1) Source: Morningstar, Inc. Large-Cap Fund Category contains 1,006 funds with one year track records and 1,342 funds with three year track records, both as of 10/31/99. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab S&P 500 Fund.

(2) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than shown. State and local taxes have not been considered. After-tax accounts return information is not applicable to shareholders in tax-deferred accounts such as IRAs or 401ks. Past after-tax information is not a prediction of future tax efficiency. After-tax return information does not reflect the tax effect of your own investment activities, such as a decision to sell some or all of your fund shares, which may cause you to incur additional capital gain taxes.

were Food and Agriculture (from 6.5% to 3.8%) and International Oil (from 6.6% to 4.2%).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 -REGISTERED TRADEMARK- INDEX REPORT                       % OF TOTAL INDEX
                 BUSINESS  DRUGS AND  TELEPHONE  ELECTRONICS  BANKS  RETAIL  MISCELLANEOUS  PRODUCER  INTERNATIONAL   FOOD AND
                 MACHINES  MEDICINE                                             FINANCE      GOODS         OIL       AGRICULTURE
10-95                5.68      10.02       8.85         5.10   6.24    4.58           2.98      5.16           6.56         6.50
10-96                6.40      10.40       6.29         5.20   7.86    4.84           3.36      5.73           6.65         6.49
10-97                7.59      10.98       6.37         5.90   8.15    4.92           4.15      5.26           6.37         5.88
10-98                9.15      12.43       7.80         6.17   7.09    5.88           5.22      4.95           5.40         5.46
10-99               13.35      10.89       8.28         7.98   6.46    6.41           5.80      5.41           4.24         3.80
Source: Wilshire Associates

SCHWAB 1000 FUND

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW section of this report, large-cap domestic equities, such as those in the Schwab 1000 Fund, continued to be the strongest performing major asset class. As the table to the right indicates, the fund achieved strong total returns for the one-year reporting period. Both classes of shares closely tracked the fund's benchmark, the Schwab 1000 Index, which achieved a total return of 25.42% for the period. As the table below reveals, the fund also out-performed the average U.S. large-cap fund on both a one-year and five-year basis. The fund's out-performance was even greater on an after-tax basis, a direct result of the fund's tax-efficient investment strategy.

                                                                 ONE YEAR RETURNS:              FIVE YEAR RETURNS:
                                                           -------------------------------------------------------------
                                                           BEFORE TAX     AFTER TAX(2)     BEFORE TAX     AFTER TAX(2)
------------------------------------------------------------------------------------------------------------------------
Investor Shares                                              25.12%          24.74%          24.66%          24.12%
------------------------------------------------------------------------------------------------------------------------
Select Shares                                                25.29%          24.84%             --              --
------------------------------------------------------------------------------------------------------------------------
Average Large-Cap Fund(3)                                    24.85%          22.97%          21.37%          18.71%
------------------------------------------------------------------------------------------------------------------------

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX COMPARE TO THE S&P 500
INDEX?

A. As shown in the table below, the Schwab 1000 Index return was slightly less than the S&P 500 Index return for the one year reporting period. On an inception-to-date basis, the performances of the two indices are almost identical. As we have discussed in previous reports, these two indices are constructed differently, and although not currently the case, the performance will differ from time to time--primarily because of the Schwab 1000 Index's mid-cap exposure.

                                                                           INCEPTION
                                                                          (4/2/91) TO
                                                                          DATE AVERAGE
                                                              ONE YEAR   ANNUAL RETURN
---------------------------------------------------------------------------------------
Schwab 1000 Index                                              25.42%        18.65%
---------------------------------------------------------------------------------------
S&P 500 Index                                                  25.67%        18.81%
---------------------------------------------------------------------------------------

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Pre-tax total return is the most common measure used to compare mutual fund performance. Because of different tax management policies, however, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns.

(3) Source: Morningstar, Inc. Large-Cap Fund Category contains 1,006 funds with one year track records and 601 funds with five year track records, both as of 10/31/99. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab 1000 Fund.
40

Over the long-term, these after-tax return differences can have a major impact on investors' fund balances held outside of retirement accounts.

As shown in the first question above, the Schwab 1000 Fund has been more "tax efficient" than the average large-cap fund. Since its inception in 1991, the fund has not paid a capital gains distribution. Although no assurance can be provided that this record will be maintained in the future, it is indicative of the fund's tax-efficient management strategy. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively-managed funds. Furthermore, when the fund's Investment Adviser does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE SCHWAB 1000 INDEX CHANGED OVER THE LAST FOUR YEARS?

A. The graph below shows the top ten industry sectors of the Schwab1000 Index as of 10/31/99 as well as the historical weightings of these sectors since 10/31/96. Since 1996, the Index has become more concentrated, with the top ten sectors currently representing approximately 73% of the total versus approximately 57% in 1996. The sectors with the largest gains during the period were Business Machines (from 6.1% to 12.6%) and Electronics (from 5.5% to 8.0%). The sectors with the largest declines during the period were Food and Agriculture (from 5.8% to 3.4%) and Energy and Utilities (from 5.0% to 3.2%).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB 1000 INDEX REPORT                                            % OF TOTAL INDEX
                          BUSINESS  DRUGS AND  TELEPHONE  ELECTRONICS  BANKS  MISCELLANEOUS  RETAIL  PRODUCER  BUSINESS  MEDIA
                          MACHINES  MEDICINE                                     FINANCE               GOODS   SERVICES
10-96                         6.14      10.19       6.06         5.50   8.16           4.44    5.09      5.39      3.19   2.94
10-97                         7.31      10.36       5.85         6.31   8.79           5.21    5.15      5.04      3.16   3.23
10-98                         8.75      12.08       7.30         6.15   7.68           6.05    6.08      4.74      3.03   3.76
10-99                        12.55      10.46       8.44         8.04   6.70           6.64    6.43      5.19      4.73   4.07
Source: Wilshire Associates

TOTAL STOCK MARKET INDEX FUND

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. Typically, you will receive semiannual reports for the six months ended April 30 and annual reports for the year ended October 31 of each year. Because the Total Stock Market Index Fund had its inception date on June 1, 1999, this report addresses only the five-month period ended October 31, 1999. Additionally, because the advisers seek to manage the fund with an emphasis on tax efficiency, we plan to report the fund's return as well as the category average return on both a pre-tax and after-tax basis. Given the shorter-than-normal reporting period, the after-tax return comparison cannot be calculated and would have little value at this point.

As discussed in the MARKET OVERVIEW section of this report, large-cap domestic equities, which make up a majority of the Wilshire 5000 Index, continued to be the strongest performing major asset class. As the table below indicates, the fund achieved favorable total returns for the five-month period since its inception. Both classes of shares closely tracked the fund's benchmark, the Wilshire 5000 Index, which achieved a total return of 4.47% for the five-month period ended October 31, 1999. As the table below reveals, the fund also out-performed the average U.S. Large-Cap Fund for the same period

                                                                                    INCEPTION
                                                                                   (6/1/99) TO
                                                             INCEPTION THROUGH   DATE FOR PERIOD
                                                                  9/30/99        ENDED 10/31/99
------------------------------------------------------------------------------------------------
Investor Shares                                                   (1.80)%              4.35%
------------------------------------------------------------------------------------------------
Select Shares                                                     (1.75)%              4.45%
------------------------------------------------------------------------------------------------
Average Large-Cap Fund(4)                                         (1.43)%              3.94%
------------------------------------------------------------------------------------------------

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Pre-tax total return is the most common measure used to compare mutual fund performance. Because of different tax management policies, however, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long-term, these after-tax return differences can have a major impact on investors' fund balances held outside retirement accounts.

Index funds can be tax efficient because they are designed to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively managed funds. Furthermore, when the fund's Investment Adviser does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE WILSHIRE 5000 INDEX CHANGED OVER THE LAST FIVE YEARS?

A. The graph below shows the top ten industry sectors of the Wilshire 5000 Index as of 10/31/99 as well as the historical weightings of these sectors since 10/31/95. Since 1995, the Index has become more concentrated, with the top ten sectors currently representing approximately 72% of the total versus approximately 58% in 1995. The sectors with the largest gains during the period were Business Machines (from 5.5% to 11.4%) and Business Services (from 3.9% to 6.9%). The sectors with the largest declines during the period were Food and Agriculture (from 5.3% to 3.2%) and Chemicals (from 3.1% to 1.8%).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WILSHIRE 5000 INDEX INDUSTRY SECTORS                                    % OF TOTAL INDEX
                               BUSINESS  DRUGS AND  ELECTRONICS  TELEPHONE  MISCELLANEOUS  BUSINESS  BANKS  RETAIL  PRODUCER  MEDIA
                               MACHINES  MEDICINE                              FINANCE     SERVICES                  GOODS
10-95                              5.53       9.78         6.51       7.21           5.15      3.89   7.00    4.44      4.91   3.48
10-96                              5.65       9.85         6.32       5.33           5.56      4.70   7.90    4.75      5.30   2.78
10-97                              6.56      10.03         6.58       5.25           6.44      4.40   8.46    4.79      5.00   3.12
10-98                              7.96      11.43         6.28       6.82           6.96      4.52   7.48    5.65      4.69   3.58
10-99                             11.37       9.81         8.19       7.64           7.03      6.89   6.43    5.95      5.02   3.95
Source: Wilshire Associates

(4) Source: Morningstar, Inc. Large Cap Fund Category contains 2,173 funds. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab Total Market Index Fund.
42

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. Although domestic small-cap equities did not achieve returns as strong as the large-caps, as discussed in the MARKET OVERVIEW section of this report, small-cap domestic equities experienced a strong rebound from their negative performance in the previous annual reporting period. Both classes of shares tracked the fund's benchmark, the Schwab Small-Cap Index, which realized a 22.91% total return for the one-year period. As the table below reveals, the fund underperformed the average small-cap fund for the year ended October 31, 1999. For the five-year period, the fund underperformed on a pre-tax basis and outperformed on an after-tax basis as compared to the average small-cap fund.

                                                                 ONE YEAR RETURNS:              FIVE YEAR RETURNS:
                                                           -------------------------------------------------------------
                                                           BEFORE TAX     AFTER TAX(2)     BEFORE TAX     AFTER TAX(2)
------------------------------------------------------------------------------------------------------------------------
Investor Shares                                              19.96%          18.51%          13.36%          12.92%
------------------------------------------------------------------------------------------------------------------------
Select Shares                                                20.14%          18.64%             --              --
------------------------------------------------------------------------------------------------------------------------
Average Small-Cap Fund(5)                                    27.74%          26.61%          13.93%          11.60%
------------------------------------------------------------------------------------------------------------------------

Q. HOW DID THE PERFORMANCE OF THE SCHWAB SMALL-CAP INDEX COMPARE TO THE RUSSELL 2000 INDEX?

A. As shown in the table below, the Schwab Small-Cap Index outperformed the Russell 2000 Index for the one year reporting period. On an inception-to-date basis, the Schwab Small-Cap Index has marginally outperformed the Russell 2000 Index. As we have discussed in previous reports, these two indices are constructed differently, and it is not unusual that the performance should differ somewhat during various time periods.

                                                                           INCEPTION
                                                                          (12/3/93) TO
                                                                          DATE AVERAGE
                                                              ONE YEAR   ANNUAL RETURN
---------------------------------------------------------------------------------------
Schwab Small-Cap Index                                         22.91%        12.95%
---------------------------------------------------------------------------------------
Russell 2000 Index                                             14.87%        10.81%
---------------------------------------------------------------------------------------

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Pre-tax total return is the most common measure used to compare mutual fund performance. However, because of different tax management policies, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long-term, these after-tax return differences can have a major impact on investors' fund balances held outside retirement accounts.

As shown in the first question above, the Schwab Small-Cap Index Fund has been more "tax efficient" than the average small-cap fund. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively managed funds.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE SCHWAB SMALL-CAP INDEX CHANGED OVER THE LAST FOUR YEARS?

A. The graph below shows the top ten industry sectors of the Schwab Small-Cap Index as of 10/31/99 as well as the historical weightings of these sectors since 10/31/96. Since 1996, the concentration of the top ten sectors has increased moderately, however there have been some significant shifts in the components. The

(5) Source: Morningstar, Inc. Small-Cap Fund Category contains 819 funds with one year track records and 280 funds with five-year track records, both as of 10/31/99. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab S&P 500 Fund.

sectors with the largest gains during the period were Business Services (from 9.7% to 16.6%) and Electronics (from 7.3% to 12.1%). The sectors with the largest declines during the period were Drugs and Medicine (from 9.6% to 6.6%) and Business Machines (from 4.1% to 1.7%). Keep in mind, that a sector decline in a small-cap index does not necessarily mean that the sector is declining in terms of its role in the entire economy--it could be (and in this case was) the case that the companies in these sectors are actually growing to the point where they move to a large-cap index.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB SMALL-CAP INDEX REPORT                                     % OF TOTAL INDEX
                          BUSINESS  ELECTRONICS  PRODUCER  DRUGS AND  MISCELLANEOUS  BANKS  ENERGY AND  INSURANCE  MEDIA  TELEPHONE
                          SERVICES                GOODS    MEDICINE      FINANCE            UTILITIES
10-96                         9.70         7.26      6.96       9.59           6.31   7.31        4.16       5.67   2.62       1.85
10-97                        10.66         6.84      6.06       9.39           5.42   7.31        4.18       5.38   3.49       1.86
10-98                        14.29         7.89      6.49       8.67           4.26   5.25        4.75       4.86   3.96       2.16
10-99                        16.61        12.10      7.53       6.64           5.90   5.80        4.30       3.53   3.18       2.92
Source: Wilshire Associates

SCHWAB INTERNATIONAL INDEX FUND

Q. HOW DID THE FUND PERFORM DURING THE
REPORTING PERIOD?

A. International equities in general, and the Schwab International Index Fund in particular, achieved strong returns during the one-year reporting period. Both classes of shares closely tracked the fund's benchmark, the Schwab International Index, which realized a 28.61% total return for the period. As the table below reveals, the fund's performance was slightly less than the average foreign stock fund for the year ended October 31, 1999. The fund's after-tax performance was slightly better than the average foreign stock fund. On a five-year basis, the fund out-performed the average foreign stock fund by 1.74%. The fund's out-performance was even greater on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

The strong US Dollar had a moderately negative impact on Index returns during the one-year reporting period. Expressed in local currency terms, the one-year performance of the Schwab International Index was 31.51%, approximately 2.90% greater than the dollar-denominated return, reflecting the relative weakness of foreign currencies during the reporting period.

                                                                 ONE YEAR RETURNS:              FIVE YEAR RETURNS:
                                                           -------------------------------------------------------------
                                                           BEFORE TAX     AFTER TAX(2)     BEFORE TAX     AFTER TAX(2)
------------------------------------------------------------------------------------------------------------------------
Investor Shares                                              27.31%          26.87%          11.74%          11.24%
------------------------------------------------------------------------------------------------------------------------
Select Shares                                                27.49%          26.98%             --              --
------------------------------------------------------------------------------------------------------------------------
Average Foreign Stock Fund(6)                                27.55%          26.31%          10.00%           8.51%
------------------------------------------------------------------------------------------------------------------------

Q. HOW DID THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX COMPARE TO THE MSCI-EAFE-REGISTERED TRADEMARK- INDEX?

A. As shown in the table below, the Schwab International Index significantly out-performed the MSCI-EAFE Index for the one-year reporting period. The principle reason for the differential was related to market capitalization, or average company size, particularly in Japan. The Schwab International Index has a higher average market capitalization than the MSCI-EAFE Index. Like domestic equities over the

(6) Source: Morningstar, Inc. Foreign Stock Fund Category contains 632 funds with one year track records and 160 funds with five year track records, both as of 10/31/99. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab International Index Fund.
44
reporting period, international large-cap stocks significantly outperformed international small-cap stocks, and the Schwab International Index benefitted from this outperformance. On an inception-to-date basis, the Schwab International Index continues to outperform the MSCI-EAFE Index. As we have discussed in previous reports, these two indices are constructed differently, and it is not unusual that the performance should differ somewhat during various time periods.

                                                                         INCEPTION (9/3/93)
                                                                          TO DATE AVERAGE
                                                              ONE YEAR     ANNUAL RETURN
-------------------------------------------------------------------------------------------
Schwab International Index                                     28.61%          11.69%
-------------------------------------------------------------------------------------------
MSCI-EAFE Index                                                23.03%           9.15%
-------------------------------------------------------------------------------------------

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Pre-tax total return is the most common measure used to compare mutual fund performance. However, because of different tax management policies, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long-term, these after-tax return differences can have a major impact on investors' fund balances held outside retirement accounts.

As shown in the first question above, the Schwab International Index Fund has been more "tax efficient" than the average foreign fund. Index funds can be tax efficient because they seek to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively managed funds. Furthermore, when the fund's Investment Adviser does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. HOW HAVE THE COUNTRY WEIGHTINGS IN THE SCHWAB INTERNATIONAL INDEX CHANGED OVER THE LAST FOUR YEARS?

A. The graph below shows the top seven countries by their percent weighting in the Schwab International Index as of 10/31/99 as well as the historical weightings of these countries since 10/31/96. Compared to 1996, the changes have been fairly minor. However there were significant shifts within the period, particularly in the Japan weighting, which had dropped significantly at the beginning of the period and rebounded by the end of the period. The United Kingdom and France experienced moderate increases over the four-year period. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB INTERNATIONAL INDEX FUND REPORT                                       % OF TOTAL INDEX
                                        JAPAN   UNITED KINGDOM   FRANCE   GERMANY   SWITZERLAND   NETHERLANDS   CANADA   ALL OTHERS
10-96                                   32.79            21.50     6.79      7.86          6.73          6.00     3.35        14.98
10-97                                   29.90            23.33     6.37      7.87          7.49          6.66     3.65        14.73
10-98                                   20.66            25.81     8.66      9.68          9.05          6.99     2.87        16.28
10-99                                   31.90            22.55     8.41      7.82          6.12          6.11     3.62        13.48
Source: Wilshire Associates

GLOSSARY

ASSET ALLOCATION--The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cashequivalent securities.

BETA--A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500-Registered Trademark- Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS)--When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE--The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS)--The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO--Amount, expressed as a percentage of total investment, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION--The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV)--The market value of a fund share.

PRICE/BOOK (P/B) RATIO--Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO--The ratio of a company's stock price to its earnings per share over the past year. For mutual funds the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY--The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK--A share of ownership, or equity, in a corporation.
46

TOTAL RETURN--The sum of dividends, plus capital gains (or losses).

TURNOVER RATE--An indication of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD--The income generated by an investment, expressed as a percentage of its price.

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS

October 31, 1999

                                NUMBER       VALUE
                               OF SHARES    (000S)
                               ---------    -------
------------------------------------------------------------
COMMON STOCK -- 100.0%
------------------------------------------------------------
AEROSPACE / DEFENSE -- 1.1%
------------------------------------------------------------
Boeing Co.                     633,054    $  29,160
General Dynamics Corp.         130,362        7,227
Lockheed Martin Corp.          253,510        5,070
Northrop Grumman Corp.          47,339        2,598
Raytheon Co., Class B          220,194        6,413
Rockwell International Corp.   124,436        6,027
Textron, Inc.                   96,245        7,429
United Technologies Corp.      316,884       19,171
                                          ---------
                                             83,095
                                          ---------
------------------------------------------------------------
AIR TRANSPORTATION -- 0.4%
------------------------------------------------------------
AMR Corp.+                      96,084        6,101
Delta Air Lines, Inc.           89,106        4,851
FDX Corp.+                     191,988        8,267
Southwest Airlines Co.         323,518        5,439
U.S. Airways Group, Inc.+       49,690        1,391
                                          ---------
                                             26,049
                                          ---------
------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.6%
------------------------------------------------------------
Adolph Coors Co., Class B       23,077        1,281
Anheuser-Busch Cos., Inc.      306,827       22,034
Brown-Forman Corp., Class B     42,444        2,865
Seagram Co. Ltd.               287,575       14,199
                                          ---------
                                             40,379
                                          ---------
------------------------------------------------------------
APPAREL -- 0.2%
------------------------------------------------------------
Liz Claiborne, Inc.             40,646        1,626
Nike, Inc., Class B            181,403       10,238
Reebok International Ltd.+      35,818          351
Russell Corp.                   16,476          250
VF Corp.                        75,762        2,278
                                          ---------
                                             14,743
                                          ---------
------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES-- 1.5%
------------------------------------------------------------
B.F. Goodrich Co.               68,613        1,625
Cooper Tire & Rubber Co.        44,764          753
Cummins Engine Co., Inc.        29,880        1,515
Dana Corp.                     107,996        3,193
Danaher Corp.                   90,300        4,363
Delphi Automotive Systems
 Corp.                         359,480        5,909
Eaton Corp.                     47,961        3,609
Fleetwood Enterprises, Inc.     23,175          505
Ford Motor Co.                 791,695       43,444
General Motors Corp.           422,423       29,675
Genuine Parts Co.              111,876        2,916


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------
Goodyear Tire & Rubber Co.     101,026    $   4,174
Navistar International Corp.+   46,753        1,949
TRW, Inc.                       80,457        3,450
                                          ---------
                                            107,080
                                          ---------
------------------------------------------------------------
BANKS -- 6.7%
------------------------------------------------------------
AmSouth Bancorp.               251,250        6,470
Bank of America Corp.        1,129,499       72,711
Bank of New York Co., Inc.     476,586       19,957
Bank One Corp.                 768,624       28,871
BB&T Corp.                     203,972        7,419
Chase Manhattan Corp.          545,370       47,652
Comerica, Inc.                 101,830        6,053
Fifth Third Bancorp.           199,183       14,702
First Union Corp.              630,621       26,920
Firstar Corp.                  638,591       18,759
Fleet Boston Corp.             601,520       26,241
Golden West Financial Corp.     37,019        4,137
Huntington Bancshares, Inc.    151,710        4,494
J.P. Morgan & Co., Inc.        117,074       15,322
KeyCorp, Inc.                  287,508        8,032
Mellon Financial Corp.         333,252       12,309
National City Corp.            402,100       11,862
Northern Trust Corp.            71,500        6,904
PNC Bank Corp.                 197,741       11,790
Regions Financial Corp.        144,500        4,344
Republic New York Corp.         69,630        4,400
SouthTrust Corp.               109,700        4,388
State Street Corp.             106,035        8,072
Summit Bancorp.                116,300        4,027
SunTrust Banks, Inc.           209,147       15,307
Synovus Financial Corp.        182,047        3,903
U.S. Bancorp.                  481,481       17,845
Union Planters Corp.            97,100        4,321
Wachovia Corp.                 132,726       11,448
Washington Mutual, Inc.        379,256       13,630
Wells Fargo & Co.            1,078,806       51,648
                                          ---------
                                            493,938
                                          ---------
------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE-- 13.1%
------------------------------------------------------------
3Com Corp.+                    237,520        6,888
Adaptec, Inc.+                  66,100        2,974
Adobe Systems, Inc.             88,104        6,162
Apple Computer, Inc.+          103,866        8,322
Autodesk, Inc.                  43,000          806
BMC Software, Inc.+            158,400       10,167
Cabletron Systems, Inc.+       114,329        1,894
Ceridian Corp.+                 88,320        1,938

                               NUMBER       VALUE
                              OF SHARES    (000S)
                             ---------   ----------
Cisco Systems, Inc.+         2,126,890   $  157,390
Compaq Computer Corp.        1,104,594       20,987
Computer Associates
  International, Inc.          348,390       19,684
Compuware Corp.+               234,800        6,530
Comverse Technology, Inc.+      46,000        5,221
Dell Computer Corp.+         1,656,628       66,472
Gateway, Inc.+                 203,200       13,424
Hewlett-Packard Co.            659,773       48,864
Honeywell, Inc.                 86,166        9,085
International Business
  Machines Corp.             1,183,404      116,417
Lexmark International Group,
  Inc., Class A+                84,100        6,565
Microsoft Corp.+             3,335,512      308,743
Network Appliance, Inc.+        52,000        3,848
Novell, Inc.+                  220,829        4,430
Oracle Systems Corp.+          938,895       44,656
Parametric Technology Corp.+   175,832        3,352
PeopleSoft, Inc.+              162,300        2,434
Pitney Bowes, Inc.             174,502        7,951
Seagate Technology, Inc.+      150,811        4,439
Silicon Graphics, Inc.+        115,870          898
Sun Microsystems, Inc.+        508,142       53,768
Unisys Corp.+                  201,315        4,882
Xerox Corp.                    429,674       12,031
                                         ----------
                                            961,222
                                         ----------
------------------------------------------------------------
BUSINESS SERVICES -- 3.1%
------------------------------------------------------------
Allied Waste Industries,
  Inc.+                        117,900        1,238
America Online, Inc.+          722,500       93,699
Automatic Data Processing,
  Inc.                         400,424       19,295
Cendant Corp.+                 464,495        7,664
Computer Sciences Corp.+       111,822        7,681
Deluxe Corp.                    52,372        1,480
Ecolab, Inc.                    87,470        2,958
Equifax, Inc.                   93,115        2,514
First Data Corp.               276,527       12,634
H&R Block, Inc.                 63,617        2,708
Interpublic Group of
  Companies, Inc.              182,520        7,415
Laidlaw, Inc.                  202,287        1,239
National Service Industries,
  Inc.                          30,694          990
Omnicom Group, Inc.            118,600       10,437
Paychex, Inc.                  163,150        6,424
R.R. Donnelley & Sons Co.       82,206        1,993
Tyco International Ltd.      1,092,560       43,634
Waste Management, Inc.         397,526        7,305
                                         ----------
                                            231,308
                                         ----------

                               NUMBER         VALUE
                             OF SHARES       (000S)
                             ---------      --------
------------------------------------------------------------
CHEMICAL -- 1.7%
------------------------------------------------------------
Air Products & Chemicals,
  Inc.                         152,358   $    4,190
Dow Chemical Co.               142,576       16,860
E. I. du Pont de Nemours
  & Co.                        713,254       45,960
Eastman Chemical Co.            53,764        2,073
Great Lakes Chemical Corp.      42,225        1,499
Hercules, Inc.                  72,157        1,736
Minnesota Mining &
  Manufacturing Co.            261,768       24,884
PPG Industries, Inc.           112,775        6,837
Praxair, Inc.                  105,430        4,929
Rohm & Haas Co.                140,550        5,376
Sigma-Aldrich Corp.             66,709        1,901
Union Carbide Corp.             87,060        5,311
W.R. Grace & Co.+               44,752          668
                                         ----------
                                            122,224
                                         ----------
------------------------------------------------------------
CONSTRUCTION -- 0.3%
------------------------------------------------------------
Armstrong World Industries,
  Inc.                          29,685        1,109
Centex Corp.                    38,922        1,044
Crane Co.                       39,069          798
Fluor Corp.                     53,275        2,124
Kaufman & Broad Home Corp.      27,481          551
Masco Corp.                    285,190        8,698
Owens Corning                   41,211          845
Pulte Corp.                     30,488          614
Sherwin-Williams Co.           106,861        2,391
The Stanley Works               58,386        1,620
Vulcan Materials Co.            63,300        2,615
                                         ----------
                                             22,409
                                         ----------
------------------------------------------------------------
CONSUMER - DURABLE -- 0.3%
------------------------------------------------------------
Black & Decker Corp.            53,697        2,309
Fortune Brands, Inc.           112,758        3,996
Leggett & Platt, Inc.          127,500        2,829
Maytag Corp.                    59,956        2,402
Newell Rubbermaid, Inc.        184,833        6,400
Whirlpool Corp.                 51,556        3,593
                                         ----------
                                             21,529
                                         ----------
------------------------------------------------------------
CONSUMER - NONDURABLE -- 0.7%
------------------------------------------------------------
American Greetings Corp.,
  Class A                       41,157        1,065
Darden Restaurants, Inc.        81,120        1,546
Hasbro, Inc.                   119,997        2,475
Jostens, Inc.                   18,082          382
Mattel, Inc.                   277,207        3,708
McDonald's Corp.               887,974       36,629
                                                          49

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 1999

                               NUMBER     VALUE
                             OF SHARES    (000S)
                             ---------   ----------
Tricon Global Restaurants,
  Inc.+                        100,050   $    4,021
Wendy's International, Inc.     83,575        1,995
                                         ----------
                                             51,821
                                         ----------
------------------------------------------------------------
CONTAINERS -- 0.1%
------------------------------------------------------------
Ball Corp.                      19,263          777
Bemis Co., Inc.                 30,311        1,059
Crown Cork & Seal Co., Inc.     76,268        1,826
Owens-Illinois, Inc.+           94,993        2,274
Sealed Air Corp.+               54,226        3,003
                                         ----------
                                              8,939
                                         ----------
------------------------------------------------------------
ELECTRONICS -- 8.1%
------------------------------------------------------------
ADC Telecommunications, Inc.+   96,900        4,621
Advanced Micro Devices, Inc.+   88,294        1,749
Analog Devices, Inc.+          111,400        5,918
Andrew Corp.+                   46,788          602
Applied Materials, Inc.+       242,962       21,821
Electronic Data Systems Corp.  320,100       18,726
EMC Corp.+                     666,637       48,664
Emerson Electric Co.           285,226       17,131
General Instrument Corp.+      112,908        6,076
Harris Corp.                    49,166        1,103
Intel Corp.                  2,163,724      167,553
KLA-Tencor Corp.+               57,775        4,575
LSI Logic Corp.+                97,497        5,186
Lucent Technologies, Inc.    2,005,635      128,862
Micron Technology, Inc.+       162,440       11,584
Motorola, Inc.                 396,844       38,667
National Semiconductor Corp.+  112,737        3,375
Niagara Mohawk Holdings,
  Inc.+                        124,602        1,978
PE Corp-PE Biosystems Group     64,782        4,203
PerkinElmer, Inc.               35,296        1,441
QUALCOMM, Inc.+                105,300       23,456
Scientific-Atlanta, Inc.        49,262        2,820
Solectron Corp.+               178,900       13,462
Tektronix, Inc.                 36,305        1,225
Tellabs, Inc.+                 259,456       16,411
Texas Instruments, Inc.        511,502       45,907
Thermo Electron Corp.+         103,614        1,399
Thomas & Betts Corp.            39,315        1,764
                                         ----------
                                            600,279
                                         ----------
------------------------------------------------------------
ENERGY - RAW MATERIALS -- 0.9%
------------------------------------------------------------
Anadarko Petroleum Corp.        79,850        2,460
Apache Corp.                    74,789        2,917
Baker Hughes, Inc.             211,008        5,895


                               NUMBER     VALUE
                             OF SHARES    (000S)
                             ---------   ----------
Burlington Resources, Inc.     113,155   $    3,946
Constellation Energy Group      96,308        2,955
Halliburton Co.                285,929       10,776
Helmerich & Payne, Inc.         33,504          798
McDermott International, Inc.   40,216          729
Occidental Petroleum Corp.     225,892        5,153
ONEOK, Inc.                     22,365          653
Rowan Companies, Inc.+          47,281          736
Schlumberger Ltd.              354,934       21,496
Sempra Energy                  159,111        3,252
Sunoco, Inc.                    61,352        1,480
Union Pacific Resources
  Group, Inc.                  164,762        2,389
                                         ----------
                                             65,635
                                         ----------
------------------------------------------------------------
FOOD & AGRICULTURE -- 4.0%
------------------------------------------------------------
Archer-Daniels Midland Co.     396,242        4,879
Bestfoods, Inc.                181,400       10,657
Campbell Soup Co.              286,827       12,907
Coca-Cola Co.                1,615,682       95,325
Coca-Cola Enterprises, Inc.    274,600        7,019
ConAgra, Inc.                  319,988        8,340
General Mills, Inc.            102,334        8,922
H.J. Heinz Co.                 230,638       11,013
Hershey Foods Corp.             92,398        4,666
Kellogg Co.                    260,762       10,382
Monsanto Co.                   411,265       15,834
PepsiCo, Inc.                  953,397       33,071
Quaker Oats Co.                 87,687        6,138
Ralston-Ralston Purina Group   209,069        6,573
Sara Lee Corp.                 585,538       15,846
SYSCO Corp.                    218,428        8,396
Unilever NV                    374,532       24,977
Wm. Wrigley Jr. Co.             76,443        6,111
                                         ----------
                                            291,056
                                         ----------
------------------------------------------------------------
GOLD -- 0.1%
------------------------------------------------------------
Barrick Gold Corp.             248,979        4,559
Homestake Mining Co.           158,807        1,330
Newmont Mining Corp.           106,969        2,347
Placer Dome, Inc.              213,700        2,591
                                         ----------
                                             10,827
                                         ----------
------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE-- 10.9%
------------------------------------------------------------
Abbott Laboratories            995,914       40,210
Allergan, Inc.                  44,085        4,734
ALZA Corp.+                     65,078        2,786
American Home Products Corp.   856,810       44,768

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
Amgen, Inc.+                   333,508    $  26,597
Bausch & Lomb, Inc.             35,816        1,934
Baxter International, Inc.     189,284       12,280
Becton, Dickinson & Co.        160,210        4,065
Biomet, Inc.                    70,832        2,134
Boston Scientific Corp.+       269,512        5,424
Bristol-Myers Squibb Co.     1,295,064       99,477
C.R. Bard, Inc.                 31,120        1,679
Cardinal Health, Inc.          176,690        7,620
Columbia / HCA Healthcare
  Corp.                        375,216        9,052
Eli Lilly & Co.                713,224       49,123
Guidant Corp.                  195,620        9,659
HealthSouth Corp.+             255,609        1,470
Humana, Inc.+                   95,742          658
IMS Health, Inc.               203,786        5,910
Johnson & Johnson              876,280       91,790
Mallinckrodt, Inc.              50,553        1,716
Manor Care, Inc.+               77,433        1,220
McKesson HBOC, Inc.            183,420        3,680
Medtronic, Inc.                770,554       26,680
Merck & Co., Inc.            1,530,046      121,734
Pfizer, Inc.                 2,531,200       99,982
Pharmacia & Upjohn, Inc.       327,961       17,689
Schering-Plough Corp.          959,562       47,498
Service Corp. International    168,926        1,615
Shared Medical Systems Corp.    17,152          647
St. Jude Medical, Inc.+         56,392        1,544
Tenet Healthcare Corp.+        201,433        3,915
United Healthcare Corp.        116,392        6,016
Warner-Lambert Co.             558,901       44,607
Watson Pharmaceuticals, Inc.+   64,300        2,042
Wellpoint Health Networks,
  Inc.+                         45,400        2,633
                                         ----------
                                            804,588
                                         ----------
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.1%
------------------------------------------------------------
Alberto-Culver Co., Class B     32,017          754
Avon Products, Inc.            170,154        5,487
Clorox Co.                     156,032        6,388
Colgate-Palmolive Co.          378,036       22,871
Gillette Co.                   712,638       25,789
International Flavors &
  Fragrances, Inc.              68,628        2,625
Procter & Gamble Co.           870,922       91,338
Tupperware Corp.                36,678          727
                                         ----------
                                            155,979
                                         ----------

                               Number       Value
                             of Shares     (000s)
                             ---------   ---------
------------------------------------------------------------
INSURANCE -- 3.2%
------------------------------------------------------------
Aetna, Inc.                     96,758   $    4,862
AFLAC, Inc.                    173,400        8,865
Allstate Corp.                 517,418       14,876
American General Corp.         163,622       12,139
American International
  Group, Inc.                1,014,310      104,411
Aon Corp.                      169,048        6,001
Chubb Corp.                    114,460        6,281
CIGNA Corp.                    130,465        9,752
Cincinnati Financial Corp.     104,145        3,730
Conseco, Inc.                  212,302        5,162
Hartford Financial Services
  Group, Inc.                  147,392        7,637
Jefferson-Pilot Corp.           69,922        5,249
Lincoln National Corp.         126,826        5,850
Marsh & McLennan
  Companies, Inc.              171,178       13,534
MBIA, Inc.                      69,186        3,948
MGIC Investment Corp.           74,438        4,448
Progressive Corp.               50,151        4,642
SAFECO Corp.                    85,791        2,359
St. Paul Companies, Inc.       144,316        4,618
Torchmark Corp.                 85,789        2,676
UnumProvident Corp.            155,828        5,133
                                         ----------
                                            236,173
                                         ----------
------------------------------------------------------------
MEDIA -- 3.0%
------------------------------------------------------------
CBS Corp.+                     464,375       22,667
Clear Channel
  Communications, Inc.+        221,610       17,812
Comcast Corp., Class A         485,758       20,463
Dow Jones & Co., Inc.           57,250        3,521
Gannett Co., Inc.              184,092       14,198
Harcourt General, Inc.          50,048        1,927
King World Productions, Inc.+   51,354        1,990
Knight-Ridder, Inc.             51,883        3,295
McGraw-Hill Companies, Inc.    128,064        7,636
Mediaone Group+                395,367       28,096
Meredith Corp.                  37,112        1,324
New York Times Co., Class A    112,100        4,512
Time Warner, Inc.              845,340       58,910
Times Mirror Co., Series A      45,800        3,303
Tribune Co.                    156,312        9,379
Viacom, Inc., Class B+         451,474       20,203
                                         ----------
                                            219,236
                                         ----------

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 1999

                               Number      Value
                             of Shares     (000s)
                             ---------   ----------
------------------------------------------------------------
MISCELLANEOUS FINANCE -- 5.6%
------------------------------------------------------------
American Express Co.           293,179   $   45,150
Associates First Capital Corp. 477,802       17,440
Bear Stearns Companies, Inc.    75,525        3,219
Capital One Financial Corp.    134,350        7,121
Charles Schwab Corp.           538,558       20,970
Citigroup, Inc.              2,208,656      119,544
Countrywide Credit
  Industries, Inc.              71,424        2,424
Dun & Bradstreet Corp.         107,156        3,148
Fannie Mae                     666,817       47,177
Franklin Resources, Inc.       161,000        5,635
Freddie Mac                    453,152       24,499
Household International, Inc.  318,208       14,200
Lehman Brothers Holdings,
  Inc.                          79,700        5,873
MBNA Corp.                     519,620       14,354
Merrill Lynch & Co., Inc.      239,492       18,800
Morgan Stanley Dean Witter
  Discover & Co.               371,136       40,941
Paine Webber Group, Inc.        98,000        3,993
Providian Financial Corp.       93,094       10,147
SLM Holding Corp.              109,400        5,354
T. Rowe Price Associates, Inc.  78,900        2,801
                                         ----------
                                            412,790
                                         ----------
------------------------------------------------------------
NON-FERROUS METALS -- 0.4%
------------------------------------------------------------
Alcan Aluminum Ltd.            150,174        4,946
Alcoa, Inc.                    240,626       14,618
Asarco, Inc.                    29,188          861
Engelhard Corp.                 86,701        1,528
Freeport-McMoRan Copper &
  Gold, Inc., Class B          112,215        1,873
Inco Ltd.                      127,949        2,591
Phelps Dodge Corp.              59,154        3,335
Reynolds Metals Co.             44,554        2,693
                                         ----------
                                             32,445
                                         ----------
------------------------------------------------------------
OIL - DOMESTIC -- 0.8%
------------------------------------------------------------
Amerada Hess Corp.              61,492        3,528
Ashland, Inc.                   51,856        1,711
Atlantic Richfield Co.         213,370       19,883
Conoco Inc., Class B           407,400       11,051
Kerr-McGee Corp.                55,073        2,960
Phillips Petroleum Co.         162,650        7,563
Tosco Corp.                     98,100        2,483
Unocal Corp.                   163,916        5,655
USX-Marathon Group             199,302        5,805
                                         ----------
                                             60,639
                                         ----------

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
------------------------------------------------------------
OIL - INTERNATIONAL -- 4.2%
------------------------------------------------------------
Chevron Corp.                  430,168   $   39,280
Exxon Corp.                  1,586,969      117,535
Mobil Corp.                    509,942       49,209
Royal Dutch Petroleum Co. -
  Sponsored ADR              1,402,480       84,061
Texaco, Inc.                   360,154       22,104
                                         ----------
                                            312,189
                                         ----------
------------------------------------------------------------
OPTICAL & PHOTO -- 0.2%
------------------------------------------------------------
Eastman Kodak Co.              208,381       14,365
Polaroid Corp.                  27,095          605
                                         ----------
                                             14,970
                                         ----------
------------------------------------------------------------
PAPER & FOREST PRODUCTS-- 0.9%
------------------------------------------------------------
Boise Cascade Corp.             42,316        1,508
Champion International Corp.    63,800        3,688
Fort James Corp.               143,695        3,781
Georgia-Pacific Group          110,782        4,397
International Paper Co.        268,081       14,108
Kimberly-Clark Corp.           345,013       21,779
Louisiana-Pacific Corp.         67,328          854
Mead Corp.                      65,719        2,366
Potlatch Corp.                  18,560          783
Temple Inland, Inc.             34,119        1,983
Westvaco Corp.                  65,813        1,954
Weyerhaeuser Co.               129,117        7,707
Willamette Industries, Inc.     75,732        3,148
                                         ----------
                                             68,056
                                         ----------
------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING-- 5.4%
------------------------------------------------------------
AlliedSignal, Inc.             356,082       20,274
Avery Dennison Corp.            78,815        4,926
Briggs & Stratton Corp.         15,153          886
Case Corp.                      51,156        2,711
Caterpillar, Inc.              230,486       12,734
Cooper Industries, Inc.         66,255        2,853
Corning, Inc.                  158,282       12,445
Deere & Co.                    152,927        5,544
Dover Corp.                    136,565        5,813
FMC Corp.+                      20,778          845
Foster Wheeler Corp.            16,285          183
General Electric Co.  (b)    2,142,740      290,475
Illinois Tool Works, Inc.      161,621       11,839
Ingersoll-Rand Co.             105,897        5,533
ITT Industries, Inc.            57,647        1,971
Johnson Controls, Inc.          57,375        3,486
Milacron, Inc.                  31,183          513

                                NUMBER    VALUE
                               OF SHARES  (000S)
                             ---------   ---------
Millipore Corp.                 28,991   $      924
NACCO Industries, Inc.,
  Class A                        6,117          284
Pall Corp.                      76,566        1,680
Parker-Hannifin Corp.           69,133        3,167
Snap-On, Inc.                   45,178        1,372
Springs Industries, Inc.         7,642          304
Tenneco, Inc.+                 109,956        1,759
The Timken Co.                  43,032          772
W.W. Grainger, Inc.             60,508        2,564
                                         ----------
                                            395,857
                                         ----------
------------------------------------------------------------
RAILROAD & SHIPPING -- 0.5%
------------------------------------------------------------
Burlington Northern
  Santa Fe Corp.               300,075        9,565
CSX Corp.                      141,755        5,812
Kansas City Southern
  Industries, Inc.              68,800        3,264
Norfolk Southern Corp.         249,988        6,109
Union Pacific Corp.            161,516        9,005
                                         ----------
                                             33,755
                                         ----------
------------------------------------------------------------
RETAIL -- 6.3%
------------------------------------------------------------
Albertson's, Inc.              272,637        9,900
AutoZone, Inc.+                 95,715        2,542
Bed, Bath & Beyond, Inc.+       89,300        2,975
Best Buy Co., Inc.+            132,800        7,379
Circuit City Stores, Inc.      129,612        5,533
Consolidated Stores Corp.+      73,000        1,337
Costco Wholesale Corp.+        149,144       11,978
CVS Corp.                      259,518       11,273
Dayton Hudson Corp.            286,510       18,516
Dillards, Inc., Class A         66,633        1,258
Dollar General Corp.           148,406        3,914
Federated Department
  Stores, Inc.+                141,437        6,038
Gap, Inc.                      563,802       20,931
Great Atlantic & Pacific
  Tea Co., Inc.                 20,280          579
Home Depot, Inc.               967,150       73,020
IKON Office Solutions           87,577          602
J.C. Penney Co., Inc.          170,920        4,337
Kmart Corp.+                   315,217        3,172
Kohl's Corp.+                  104,100        7,788
Kroger Co.+                    537,562       11,188
Limited, Inc.                  138,467        5,694

                              NUMBER        VALUE
                             OF SHARES     (000S)
                             ---------   ----------
Longs Drug Stores, Inc.         25,282   $      689
Lowe's Companies, Inc.         250,026       13,751
May Department Stores Co.      222,279        7,710
Nordstrom, Inc.                 87,122        2,173
Office Depot, Inc.+            246,300        3,063
Pep Boys-Manny, Moe, & Jack     33,632          420
Rite Aid Corp.                 162,814        1,425
Safeway, Inc.+                 337,600       11,922
Sears, Roebuck & Co.           244,618        6,895
Staples, Inc.+                 301,250        6,684
SUPERVALU, Inc.                 94,054        1,975
Tandy Corp.                    123,642        7,782
TJX Companies, Inc.            203,982        5,533
Toys 'R' Us, Inc.+             167,696        2,369
Wal-Mart Stores, Inc.        2,911,862      165,066
Walgreen Co.                   657,556       16,562
Winn-Dixie Stores, Inc.         96,411        2,609
                                         ----------
                                            466,582
                                         ----------
------------------------------------------------------------
STEEL -- 0.1%
------------------------------------------------------------
Allegheny Teledyne, Inc.       117,503        1,785
Bethlehem Steel Corp.+          68,935          478
Nucor Corp.                     59,384        3,081
USX-U.S. Steel Group, Inc.      61,779        1,579
Worthington Industries, Inc.    57,402          954
                                         ----------
                                              7,877
                                         ----------
------------------------------------------------------------
TELEPHONE -- 9.3%
------------------------------------------------------------
Alltel Corp.                   197,890       16,474
AT&T Corp.                   2,090,993       97,754
Bell Atlantic Corp.          1,014,296       65,866
BellSouth Corp.              1,231,892       55,435
CenturyTel, Inc.                96,450        3,900
Global Crossing Ltd.+          502,355       17,394
GTE Corp.                      640,048       48,004
MCI WorldCom, Inc.+          1,224,936      105,115
Nextel Communications, Inc.,
   Class A+                    218,250       18,810
Nortel Networks Corp.          865,140       53,585
SBC Communications, Inc.     2,232,628      113,724
Sprint Corp. (FON Group)       566,098       42,068
Sprint Corp. (PCS Group)+      285,449       23,674
US WEST, Inc.                  327,412       19,993
                                         ----------
                                            681,796
                                         ----------

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                              NUMBER      VALUE
                             OF SHARES    (000S)
                             ---------   ----------
------------------------------------------------------------
TOBACCO -- 0.7%
------------------------------------------------------------
Loew's Corp.                    68,040   $    4,822
Nabisco Group Holdings Corp.   213,300        2,733
Philip Morris Companies,
 Inc.                        1,558,762       39,261
UST, Inc.                      114,684        3,175
                                         ----------
                                             49,991
                                         ----------
------------------------------------------------------------
TRAVEL & RECREATION -- 0.9%
------------------------------------------------------------
Brunswick Corp.                 61,407        1,389
Carnival Corp.                 399,200       17,764
Harrah's Entertainment, Inc.+   86,711        2,509
Hilton Hotels Corp.            168,072        1,555
Marriott International, Inc.,
  Class A                      162,632        5,479
Mirage Resorts, Inc.+          132,374        1,928
Walt Disney Co.+             1,341,530       35,383
                                         ----------
                                             66,007
                                         ----------
------------------------------------------------------------
TRUCKING & FREIGHT -- 0.0%
------------------------------------------------------------
PACCAR, Inc.                    48,963        2,307
Ryder Systems, Inc.             44,062          942
                                         ----------
                                              3,249
                                         ----------
------------------------------------------------------------
UTILITIES-ELECTRIC & GAS -- 2.6%
------------------------------------------------------------
AES Corp.+                     138,600        7,822
Ameren Corp.                    92,013        3,479
American Electric Power Co.,
  Inc.                         127,895        4,412
Carolina Power & Light Co.     105,216        3,630
Central & South West Corp.     139,943        3,105
Cinergy Corp.                  106,129        2,998
CMS Energy Corp.                80,100        2,954
Coastal Corp.                  137,842        5,807
Columbia Energy Group           52,774        3,430
Consolidated Edison, Inc.      143,591        5,483
Consolidated Natural Gas Co.    62,499        4,000
Dominion Resources, Inc.       125,388        6,034
DTE Energy Co.                  93,703        3,110
Duke Energy Corp.              237,115       13,397
Eastern Enterprises             17,843          912
Edison International           228,129        6,758
El Paso Energy Corp.           148,779        6,100
Enron Corp.                    461,678       18,438
Entergy Corp.                  165,204        4,946
First Energy Corp.             156,581        4,081
Florida Progress Corp.          64,800        2,969
FPL Group, Inc.                117,980        5,936
GPU, Inc.                       80,852        2,744
New Century Energies, Inc.      80,300        2,615
NICOR, Inc.                     28,201        1,093

                               NUMBER      VALUE
                             OF SHARES     (000S)
                             ---------   ---------
Northern States Power Co.      105,108     $  2,260
PacifiCorp.                    194,619        4,014
PECO Energy Co.                119,165        4,551
Peoples Energy Corp.            22,173          843
PG&E Corp.                     251,516        5,769
Pinnacle West Capital Corp.     54,200        1,999
PP&L Resources, Inc.           104,145        2,818
Public Service Enterprise
  Group, Inc.                  144,485        5,716
Reliant Energy, Inc.           191,286        5,213
Southern Co.                   442,331       11,749
Texas Utilities Co.            185,887        7,203
Unicom Corp.                   138,452        5,304
Williams Cos., Inc.            281,464       10,555
                                         ----------
                                            194,247
                                         ----------
TOTAL COMMON STOCK
  (Cost $5,767,040)                       7,368,959
                                         ----------
                               Par
                              (000s)
                             ---------
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1%
------------------------------------------------------------
U.S. Treasury Bills (a)(b)
  4.36%-4.65%, 12/16/99         $3,800        3,778
                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,778)                               3,778
                                         ----------
                              NUMBER
                             OF SHARES
                             ---------
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
------------------------------------------------------------
Provident Institutional
  TempCash, 5.01%*           1,864,286        1,864
                                         ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,864)                               1,864
                                         ----------
TOTAL INVESTMENTS -- 100.1%
  (COST $5,772,682)                       7,374,601
                                         ----------
OTHER ASSETS AND LIABILITIES , NET -- (0.1%)
  Other assets                            1,155,018
  Liabilities                            (1,162,244)
                                         ----------
                                             (7,226)
                                         ----------
TOTAL NET ASSETS-- 100.0%                $7,367,375
                                         ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS

October 31, 1999

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
------------------------------------------------------------
COMMON STOCK -- 99.8%
------------------------------------------------------------
AEROSPACE / DEFENSE -- 1.1%
------------------------------------------------------------
Boeing Co.                     559,052     $ 25,751
Cordant Technologies, Inc.      24,200          755
General Dynamics Corp.         113,600        6,298
Litton Industries, Inc.+        30,500        1,432
Lockheed Martin Corp.          232,184        4,644
Northrop Grumman Corp.          31,900        1,751
Orbital Sciences Corp.+         10,000          147
Raytheon Co., Class A           52,000        1,427
Raytheon Co., Class B          181,400        5,283
Rockwell International Corp.   109,600        5,309
Textron, Inc.                   85,400        6,592
United Technologies Corp.      280,106       16,946
                                           --------
                                             76,335
                                           --------
------------------------------------------------------------
 AIR TRANSPORTATION -- 0.4%
------------------------------------------------------------
Airborne Freight Corp.          19,200          413
Alaska Airgroup, Inc.+          19,500          775
AMR Corp.+                     104,200        6,617
Comair Holdings, Inc.           57,000        1,315
Continental Airlines, Inc.,
  Class B+                      14,400          583
Delta Air Lines, Inc.           80,400        4,377
FDX Corp.+                     161,360        6,949
Northwest Airlines Corp.,
  Class A+                      42,000        1,063
Southwest Airlines Co.         295,350        4,966
U.S. Airways Group, Inc.+       36,900        1,033
UAL Corp.+                      32,700        2,226
                                           --------
                                             30,317
                                           --------
------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.3%
------------------------------------------------------------
Adolph Coors Co., Class B       28,000        1,554
Anheuser-Busch Companies, Inc. 278,800       20,021
Brown-Forman Corp., Class B     36,700        2,477
                                           --------
                                             24,052
                                           --------
------------------------------------------------------------
APPAREL -- 0.2%
------------------------------------------------------------
Jones Apparel Group, Inc.+      72,200        2,283
Liz Claiborne, Inc.             20,000          800
Nike, Inc., Class B            162,600        9,177
Unifi, Inc.+                    21,925          263
VF Corp.                        48,100        1,446
Warnaco Group, Inc., Class A    28,600          408
                                           --------
                                             14,377
                                           --------


                              NUMBER      VALUE
                             OF SHARES    (000S)
                             ---------   ----------
------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES-- 1.5%
------------------------------------------------------------
Autonation, Inc.+              253,900      $ 2,555
B.F. Goodrich Co.               56,792        1,345
Borg-Warner Automotive, Inc.    21,200          837
Carlisle Companies, Inc.        16,000          532
Cooper Tire & Rubber Co.        39,500          664
Cummins Engine Co., Inc.        24,800        1,257
Dana Corp.                      76,689        2,267
Danaher Corp.                   80,800        3,904
Eaton Corp.                     42,100        3,168
Federal-Mogul Corp.             33,000          829
Fleetwood Enterprises, Inc.     22,000          480
Ford Motor Co.                 700,500       38,440
General Motors Corp.           368,400       25,880
General Motors Corp., Class H+  69,282        5,045
Gentex Corp.+                   45,000          773
Genuine Parts Co.               95,575        2,491
Goodyear Tire & Rubber Co.      94,300        3,896
Harley-Davidson, Inc.           91,400        5,421
Lear Corp.+                     36,000        1,215
Meritor Automotive, Inc.        40,000          677
Navistar International Corp.+   36,000        1,501
TRW, Inc.                       70,700        3,031
                                           --------
                                            106,208
                                           --------
------------------------------------------------------------
BANKS -- 6.9%
------------------------------------------------------------
AmSouth Bancorp.               223,475        5,754
Associated Bancorp.             39,625        1,524
Astoria Financial Corp.         29,750        1,071
BancWest Corp.                  25,000        1,045
Bank of America Corp.          990,291       63,750
Bank of New York Co., Inc.     418,600       17,529
Bank One Corp.                 669,493       25,148
BB&T Corp.                     185,500        6,748
CCB Financial Corp.             21,000          966
Centura Banks, Inc.             22,000        1,159
Chase Manhattan Corp.          487,460       42,592
City National Corp.             25,000          969
CNB Bancshares, Inc.            20,000        1,297
Colonial BancGroup, Inc.        65,000          776
Comerica, Inc.                  91,296        5,426
Commerce Bancorp, Inc.          20,000          896
Commerce Bancshares, Inc.       30,441        1,180
Compass Bancshares, Inc.        69,412        1,852
Cullen/Frost Bankers, Inc.      42,200        1,219
Fifth Third Bancorp.           175,743       12,972
First Security Corp.           112,627        2,886

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                              NUMBER        VALUE
                             OF SHARES     (000S)
                             ---------   ----------
First Tennessee National Corp.  72,600     $  2,468
First Union Corp.              540,822       23,086
First Virginia Banks, Inc.      24,625        1,179
Firstar Corp.                  538,535       15,819
Firstmerit Corp.                46,800        1,237
Fleet Boston Corp.             527,239       23,001
Fulton Finanacial Corp.         45,375          890
Golden West Financial Corp.     29,900        3,341
GreenPoint Financial Corp.      62,800        1,790
Hibernia Corp., Class A         80,000        1,135
Hudson United Bancorp           22,000          692
Huntington Bancshares, Inc.    129,578        3,839
J.P. Morgan & Co., Inc.        103,000       13,480
KeyCorp, Inc.                  256,846        7,176
Keystone Financial, Inc.        30,000          752
M&T Bank Corp.                   4,600        2,279
Marshall & Ilsley Corp.         57,185        3,839
Mellon Financial Corp.         298,488       11,025
Mercantile Bankshares Corp.     40,675        1,464
National City Corp.            354,600       10,461
National Commerce Bancorp.      60,000        1,500
North Fork Bancorporation,
  Inc.                          67,000        1,386
Northern Trust Corp.            61,900        5,977
Old Kent Financial Corp.        70,636        2,878
Old National Bancorp.           28,152          846
Pacific Century Financial
  Corp.                         40,350          920
Peoples Bank-Bridgeport         38,000          962
Peoples Heritage Financial
  Group, Inc.                   62,000        1,178
PNC Bank Corp.                 172,630       10,293
Regions Financial Corp.        126,765        3,811
Republic New York Corp.         57,800        3,652
SouthTrust Corp.                92,787        3,711
State Street Corp.              92,000        7,003
Summit Bancorp.                106,850        3,700
SunTrust Banks, Inc.           184,456       13,500
Synovus Financial Corp.        157,962        3,386
Trustmark Corp.                 44,000        1,006
U.S. Bancorp.                  420,798       15,596
Union Planters Corp.            83,900        3,734
UnionBanCal Corp.              102,600        4,457
Valley National Bancorp.        36,750          981
Wachovia Corp.                 118,749       10,242
Washington Mutual, Inc.        346,447       12,450
Wells Fargo & Co.              956,776       45,806
Westamerica Bancorp.            16,800          579
Wilmington Trust Co.            24,200        1,313
Zions Bancorp.                  46,600        2,746
                                           --------
                                            489,325
                                           --------

                               Number      Value
                             of Shares     (000s)
                             ---------    --------
------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE-- 12.4%
------------------------------------------------------------
3Com Corp.+                    207,450     $  6,016
Adaptec, Inc.+                  60,400        2,718
Adobe Systems, Inc.             74,200        5,189
Apple Computer, Inc.+           90,700        7,267
Autodesk, Inc.                  27,200          510
BMC Software, Inc.+            140,400        9,012
Cabletron Systems, Inc.+        97,000        1,607
Ceridian Corp.+                 85,400        1,873
Cisco Systems, Inc.+         1,871,450      138,487
Comdisco, Inc.                  91,066        1,838
Compaq Computer Corp.          970,768       18,445
Computer Associates
  International, Inc.          305,662       17,270

Compuware Corp.+               209,600        5,829
Comverse Technology, Inc.+      45,000        5,107
Concord EFS, Inc.+             108,412        2,934
Dell Computer Corp.+         1,459,200       58,550
Diebold, Inc.                   35,818          940
Electronics for Imaging,
  Inc.+                         35,000        1,411
Gateway, Inc.+                 182,000       12,023
Hewlett-Packard Co.            586,500       43,438
Honeywell, Inc.                 75,100        7,918
Informix Corp.+                 95,000          724
International Business
  Machines Corp.             1,046,700      102,969
Iomega Corp.+                  118,000          361
J. D. Edwards & Co.+            65,000        1,556
Legato Systems, Inc.+           85,000        4,569
Lexmark International Group,
  Inc., Class A+                75,000        5,855
Microchip Technology, Inc.+     30,000        1,999
Micron Electronics, Inc.+       48,000          492
Microsoft Corp.+             2,943,100      272,421
MindSpring Enterprises, Inc.+   40,000        1,027
National Computer Systems,
  Inc.                          15,000          567
NCR Corporation+                44,451        1,472
Network Appliance, Inc.+        44,000        3,256
New Era of Networks, Inc.+      20,000          649
Novell, Inc.+                  195,800        3,928
Novellus Systems, Inc.+         20,000        1,550
Oracle Systems Corp.+          827,843       39,374
Parametic Technology Corp.+    142,400        2,714
PeopleSoft, Inc.+              139,600        2,094
Pitney Bowes, Inc.             156,600        7,135
Pixar, Inc.+                    22,000          837
Quantum Corp. - DLT &
  Storage Systems+              95,400        1,473

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ---------
Quantum Corp. - Hard Disk
  Drive+                        47,700   $      292
Rambus, Inc.+                   10,000          676
Rational Software Corp.+        55,000        2,351
Seagate Technology, Inc.+      132,060        3,888
Silicon Graphics, Inc.+         98,700          765
Sterling Commerce, Inc.+        47,000        1,102
Sterling Software, Inc.+        47,600        1,044
Storage Technology Corp.+       60,800          958
Sun Microsystems, Inc.+        450,000       47,616
Technology Data Corp.+          13,000          245
Total System Services, Inc.    102,700        1,894
Transaction Systems Architects,
  Inc.+                         17,500          538
Unisys Corp.+                  176,150        4,272
Wind River Systems, Inc.+       15,000          306
Xerox Corp.                    374,750       10,493
                                           --------
                                            881,844
                                           --------
------------------------------------------------------------
BUSINESS SERVICES -- 4.1%
------------------------------------------------------------
ACNielsen Corp.+                35,000          770
Affiliated Computer Services,
  Inc.+                         30,000        1,140
Allied Waste Industries, Inc.+  91,365          959
America Online, Inc.+          637,908       82,729
American Management Systems,
  Inc.+                         22,000          569
Apollo Group, Inc.+             42,500        1,118
Aspect Development, Inc.+       15,000          531
At Home Corp., Class A+        199,596        7,460
Automatic Data Processing,
  Inc.                         357,800       17,241
BISYS Group, Inc.+              17,000          867
Cambridge Technology Partners,
  Inc.+                         24,000          265
Catalina Marketing Corp.+       15,000        1,404
CDW Computer Centers, Inc.+     30,000        1,852
Cendant Corp.+                 409,552        6,758
CheckFree Holdings Corp.+       31,000        1,159
Ciber, Inc.+                    36,400          594
Cintas Corp.                    67,200        4,049
Circle.com +                     6,250           91
Citrix Systems, Inc.+           52,100        3,341
CMGI, Inc.+                     54,000        5,910
Complete Business Solutions,
  Inc.+                         15,000          217
Computer Sciences Corp.+        94,196        6,470
CSG Systems International,
  Inc.+                         24,900          854
Deluxe Corp.                    46,000        1,299
DeVry, Inc.+                    35,000          737
DST Systems, Inc.+              40,000        2,547
Earthlink Network, Inc.+        10,000          421

                                Number       Value
                               of Shares    (000s)
                               ---------  -----------
Ecolab, Inc.                    72,800      $ 2,462
Equifax, Inc.                   74,000        1,998
Express Scripts, Inc., Class A+ 22,000        1,081
First Data Corp.               244,302       11,162
Fiserv, Inc.+                   70,693        2,262
Galileo International, Inc.     50,000        1,503
H&R Block, Inc.                 53,700        2,286
Hertz Corp.                     27,000        1,171
I2 Technologies+                39,800        3,142
IDX Systems Corp.+              10,000          182
Infoseek Corp.+                 33,000        1,046
Interpublic Group of Companies,
   Inc.                        169,700        6,894
Intuit, Inc.+                  107,400        3,128
Keane, Inc.+                    45,000        1,057
Lamar Advertising Company+      25,000        1,350
Lhs, Inc.+                      35,000          997
Lycos, Inc.+                    52,000        2,775
Manpower, Inc.                  44,400        1,560
Mastech Corp.+                  20,000          342
MedQuist, Inc.+                 15,000          480
Micro Warehouse, Inc.+          10,000          121
Modis Professional Services,
  Inc.+                         50,000          559
National Data Corp.             15,000          360
National Service Industries,
  Inc.                          16,700          539
Navigant Consulting Co.+        30,000          857
Network Associates, Inc.+       85,050        1,557
NOVA Corp.+                     36,000          936
Ogden Corp.                     10,000           91
Omnicom Group, Inc.            103,200        9,082
Paychex, Inc.                  139,695        5,500
Pittston Brink's Group          29,900          574
Policy Management Systems
  Corp.+                        14,200          272
R.R. Donnelley & Sons Co.       66,500        1,613
Reynolds & Reynolds Co.,
  Class A                       45,400          826
Robert Half International,
  Inc.+                         34,650          938
Safety-Kleen, Corp.+            44,000          503
Sapient Corp.+                  20,000        2,557
SEI Investments Co.              9,000          877
The Service Master Co.         170,000        2,221
Siebel Systems, Inc.+           51,800        5,688
Sodexho Marriott Services,
  Inc.+                         30,000          564
Sungard Data Systems, Inc.+     66,600        1,628
Sykes Enterprises, Inc.+        30,000          926
Sylvan Learning Systems, Inc.+  24,000          310
Symantec Corp.+                 30,000        1,432
Synopsys, Inc.+                 38,800        2,418

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
True North Communications,
  Inc.                          23,000     $    927
United Rentals, Inc.+           45,000          838
USWeb Corp.+                    45,000        1,744
VERITAS Software Corp.+         97,000       10,464
Viad Corp.                      53,100        1,304
Vitesse Semiconductor Corp.+    90,000        4,129
Waste Management, Inc.         355,275        6,528
WestPoint Stevens, Inc.         34,000          644
Whittman-Hart, Inc.+            35,000        1,345
Yahoo!, Inc.+                  150,800       27,003
                                           --------
                                            296,105
                                           --------
------------------------------------------------------------
CHEMICAL -- 1.7%
------------------------------------------------------------
Air Products & Chemicals,
  Inc.                         127,200        3,498
Cabot Corp.                     37,800          704
CK Witco Corp.                  62,000          581
Dow Chemical Co.               128,000       15,136
E. I. du Pont de Nemours & Co. 658,379       42,424
Eastman Kodak Co.               45,725        1,763
Great Lakes Chemical Corp.      31,700        1,125
Hercules, Inc.                  54,850        1,320
Lubrizol Corp.                  31,700          812
Lyondell Petrochemical Corp.    61,300          743
Millennium Chemicals, Inc.      24,000          444
Minnesota Mining &
  Manufacturing Co.            236,400       22,473
Nalco Chemical Co.              41,800        2,208
Olin Corp.                      20,000          276
PPG Industries, Inc.           104,700        6,347
Praxair, Inc.                   92,100        4,306
Rohm & Haas Co.                130,214        4,981
RPM, Inc.                       44,843          535
Sigma-Aldrich Corp.             60,000        1,710
Solutia, Inc.                   55,000          945
Union Carbide Corp.             79,000        4,819
Valspar Corp.                   21,600          652
W.R. Grace & Co.+               35,000          523
                                           --------
                                            118,325
                                           --------
------------------------------------------------------------
CONSTRUCTION -- 0.4%
------------------------------------------------------------
Armstrong World Industries,
  Inc.                          25,700          961
Centex Corp.                    33,000          885
Clayton Homes, Inc.             64,182          650
Crane Co.                       32,850          671
D.R. Horton, Inc.               28,000          331
Fluor Corp.                     39,000        1,555
Johns Manville Corp.            84,300          922
                             ---------     --------

                               NUMBER       VALUE
                             OF SHARES     (000S)
                             ---------   ----------
Lafarge Corp.                   46,100     $  1,369
Martin Marietta Materials,
  Inc.                          21,400          833
Masco Corp.                    252,800        7,710
Owens Corning                   38,300          785
Pulte Corp.                     32,000          644
Sherwin-Williams Co.            97,000        2,170
Southdown, Inc.                 24,200        1,169
The Stanley Works               56,800        1,576
USG Corp.                       28,700        1,422
Vulcan Materials, Inc.          44,400        1,834
                                           --------
                                             25,487
                                           --------
------------------------------------------------------------
CONSUMER - DURABLE -- 0.3%
------------------------------------------------------------
Black & Decker Corp.            55,900        2,404
Champion Enterprises, Inc.+     24,000          219
Fortune Brands, Inc.           101,300        3,590
Furniture Brands International,
  Inc.+                         26,000          504
Hillenbrand Industries, Inc.    37,000        1,226
Knoll, Inc.+                    15,000          414
Leggett & Platt, Inc.          111,600        2,476
Linens 'N Things, Inc.+         20,000          795
Maytag Corp.                    43,250        1,733
Newell Rubbermaid, Inc.        142,009        4,917
Shaw Industries, Inc.           80,100        1,237
Whirlpool Corp.                 46,100        3,213
                                           --------
                                             22,728
------------------------------------------------------------
CONSUMER - NONDURABLE -- 0.9%
------------------------------------------------------------
American Greetings Corp.,
  Class A                       39,200        1,014
Brinker International, Inc.+    35,000          816
Cbrl Group, Inc.                20,900          280
CKE Restaurants, Inc.           29,700          200
Darden Restaurants, Inc.        78,600        1,498
Electronic Arts, Inc.+          40,400        3,265
Fastenal Co.                    29,700        1,077
Hasbro, Inc.                   117,087        2,415
International Game Technology   58,600        1,091
Lancaster Colony Corp.          24,450          854
Mattel, Inc.                   235,820        3,154
McDonald's Corp.               781,400       32,233
Mohawk Industries, Inc.+        25,000          573
Outback Steakhouse, Inc.+       46,875        1,078
Papa John's International,
  Inc.+                         15,000          561
Premark International, Inc.     37,300        2,042
Starbucks Corp.+               101,000        2,746
Stewart Enterprises, Inc.,
  Class A                       26,100          124

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
Tricon Global Restaurants,
  Inc.+                         84,760     $  3,406
Wendy's International, Inc.     63,500        1,516
Williams-Sonoma, Inc.+          28,000        1,505
                                           --------
                                             61,448
                                           --------
------------------------------------------------------------
CONTAINERS -- 0.2%
------------------------------------------------------------
Ball Corp.                      17,500          705
Bemis Co., Inc.                 36,400        1,272
Crown Cork & Seal Co., Inc.     70,300        1,683
Owens-Illinois, Inc.+           70,900        1,697
Sealed Air Corp.+               44,199        2,448
Smurfit-Stone Container Corp.+ 126,900        2,744
Sonoco Products                 62,141        1,491
                                           --------
                                             12,040
                                           --------
------------------------------------------------------------
ELECTRONICS -- 8.4%
------------------------------------------------------------
ADC Telecommunications, Inc.+   85,400        4,073
Advanced Micro Devices, Inc.+   74,300        1,472
Altera Corp.+                  114,400        5,563
American Power Conversion
  Corp.+                       103,000        2,311
Analog Devices, Inc.+          103,400        5,493
Andrew Corp.+                   48,612          626
Applied Materials, Inc.+       213,200       19,148
Arrow Electronics, Inc.+        53,800        1,174
Atmel Corp.+                    55,200        2,132
Avnet, Inc.                     17,100          929
AVX Corp.                       66,000        2,640
Cadence Design Systems, Inc.+  139,350        2,116
Dallas Semiconductor Corp.      15,000          883
Electronic Data Systems Corp.  285,800       16,719
EMC Corp.+                     583,600       42,603
Emerson Electric Co.           250,400       15,040
General Instrument Corp.+      101,500        5,462
Harris Corp.                    46,600        1,046
Intel Corp.                  1,923,600      148,959
JDS Uniphase Corp.+             48,000        8,010
KLA-Tencor Corp.+               47,400        3,753
Linear Technology Corp.         89,800        6,280
Loral Space & Communications
  Corp.+                       145,000        2,184
LSI Logic Corp.+                80,100        4,260
Lucent Technologies, Inc.    1,790,697      115,052
Macromedia, Inc.+               30,000        1,933
Maxim Integrated Products,
  Inc.+                         79,200        6,252
Micron Technology, Inc.+       141,100       10,062
Molex Incorporated, Class A     40,000        1,320

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
Molex, Inc.                     90,257     $  3,294
Motorola, Inc.                 348,400       33,947
National Semiconductor Corp.+   94,300        2,823
Niagara Mohawk Holdings, Inc.+ 100,200        1,591
Pe Corp-PE Biosystems Group     61,000        3,957
PerkinElmer, Inc.               22,000          898
Pittway Corp., Class A          18,300          604
Qualcomm, Inc.+                 95,000       21,161
SCI Systems, Inc.+              38,000        1,876
Scientific-Atlanta, Inc.        44,700        2,559
Smart Modular Technologies,
  Inc.+                         25,000          928
Snyder Communications, Inc.+    25,000          319
Solectron Corp.+               156,000       11,739
Symbol Technologies, Inc.       55,987        2,225
Tektronix, Inc.                 26,400          891
Tellabs, Inc.+                 222,000       14,041
Teradyne, Inc.+                105,800        4,073
Texas Instruments, Inc.        455,100       40,845
Thermo Electron Corp.+          91,737        1,238
Thomas & Betts Corp.            44,400        1,992
Univision Communications,
  Inc.+                         57,000        4,849
VISX, Inc.+                     40,000        2,502
Western Digital Corp.+          17,600           56
Xilinx, Inc.+                   91,800        7,218
                                           --------
                                            603,121
                                           --------
------------------------------------------------------------
ENERGY - RAW MATERIALS -- 0.8%
------------------------------------------------------------
Anadarko Petroleum Corp.        66,200        2,040
Apache Corp.                    70,100        2,734
Baker Hughes, Inc.             175,020        4,890
Burlington Resources, Inc.      98,467        3,434
Constellation Energy Group      79,650        2,444
Cooper Cameron Corp.+           35,000        1,354
Dynegy, Inc.                    86,000        1,967
ENSCO International, Inc.       77,800        1,507
EOG Resources, Inc.             82,800        1,723
Global Marine, Inc.+            94,500        1,435
Halliburton Co.                250,460        9,439
McDermott International, Inc.   31,000          562
Nabors Industries, Inc.+        66,100        1,500
Noble Affiliates, Inc.          27,400          694
Noble Drilling Corp.+           75,000        1,664
Occidental Petroleum Corp.     194,900        4,446
Santa Fe International Corp.    65,000        1,369
Sempra Energy                  132,024        2,698
Smith International+            32,000        1,106
Sunoco, Inc.                    51,900        1,252

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ---------
Tidewater, Inc.                 27,000     $    810
Union Pacific Resources
  Group, Inc.                  142,588        2,068
Valero Energy Corp.             24,600          452
Vastar Resources, Inc.          59,800        3,532
Weatherford International,
  Inc.+                         62,930        2,132
                                           --------
                                             57,252
                                           --------
------------------------------------------------------------
FOOD & AGRICULTURE -- 3.5%
------------------------------------------------------------
Archer-Daniels Midland Co.     336,270        4,140
Bestfoods, Inc.                157,400        9,247
Campbell Soup Co.              250,400       11,268
Coca-Cola Co.                1,419,600       83,756
Coca-Cola Enterprises, Inc.    239,600        6,125
ConAgra, Inc.                  285,848        7,450
Dean Foods Co.                  21,150          978
Delta & Pine Land Co.           15,000          439
Dole Food Co., Inc.             23,100          414
Earthgrains Co.                 30,000          684
Flowers Industries, Inc.        47,500          802
General Mills, Inc.             91,100        7,943
H.J. Heinz Co.                 201,600        9,626
Hershey Foods Corp.             83,100        4,197
Hormel Foods Corp.              41,400        1,785
IBP, Inc.                       45,100        1,080
IMC Global, Inc.                62,360          795
International Home Foods,
  Inc.+                         45,000          861
Interstate Bakeries Corp.       37,200          753
Kellogg Co.                    228,800        9,109
McCormick & Co., Inc.           38,400        1,205
Monsanto Co.                   365,500       14,072
Nabisco Holdings Corp.,
  Class A                       26,000          972
PepsiCo, Inc.                  845,600       29,332
Quaker Oats Co.                 78,600        5,502
Ralston-Ralston Purina Co.     183,300        5,762
Sara Lee Corp.                 525,200       14,213
Smithfield Foods, Inc.+         23,000          523
Suiza Foods Corp.+              21,300          768
SYSCO Corp.                    186,800        7,180
Tootsie Roll Industries, Inc.   18,540          587
Tyson Foods, Inc.              129,300        1,972
Universal Foods Corp.           35,000          669
US Foodservice+                 60,000        1,151
Whitman Corp.                   72,800          946
Whole Foods Market, Inc.+       14,000          476
Wm. Wrigley Jr. Co.             64,000        5,116
                                           --------
                                            251,898
                                           --------

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
------------------------------------------------------------
GOLD -- 0.0%
------------------------------------------------------------
Homestake Mining Co.           142,800      $ 1,196
Newmont Mining Corp.            99,037        2,173
                                           --------
                                              3,369
                                           --------
------------------------------------------------------------
HEALTHCARE / DRUG & MEDICINE-- 10.5%
------------------------------------------------------------
Abbott Laboratories            879,200       35,498
Allergan, Inc.                  36,050        3,871
ALZA Corp.+                     62,600        2,680
American Home Products Corp.   752,600       39,323
Amerisource Health Corp.+       20,000          300
Amgen, Inc.+                   296,400       23,638
Bausch & Lomb, Inc.             35,800        1,933
Baxter International, Inc.     166,000       10,769
Becton, Dickinson & Co.        137,200        3,481
Bergen Brunswig Corp.           46,207          329
Biogen, Inc.+                   84,600        6,271
Biomet, Inc.                    58,900        1,774
Boston Scientific Corp.+       201,942        4,064
Bristol-Myers Squibb Co.     1,153,800       88,626
C.R. Bard, Inc.                 33,600        1,812
Cardinal Health, Inc.          141,920        6,120
Chiron Corp.+                  104,612        2,988
Columbia / HCA Healthcare
  Corp.                        323,258        7,799
Covance, Inc.+                  15,000          145
Eli Lilly & Co.                632,168       43,541
Forest Laboratories, Inc.+      53,200        2,441
Foundation Health Systems,
  Inc.+                         70,760          469
Genzyme Corp.+                  43,800        1,675
Gilead Sciences, Inc.+          26,000        1,643
Guidant Corp.                  174,272        8,605
Health Management Associates,
  Inc., Class A+               118,128        1,048
HealthSouth Corp.+             219,200        1,260
Henry Schein, Inc.+             24,000          312
Humana, Inc.+                   88,500          608
ICN Pharmaceuticals, Inc.       45,174        1,039
Icos Corp.+                     15,000          430
Immunex Corp.+                 101,600        6,401
IMS Health, Inc.               178,200        5,168
IVAX Corp.+                     65,000        1,142
Johnson & Johnson              803,438       84,160
Lincare Holdings, Inc.+         37,000        1,041
Mallinckrodt, Inc.              50,600        1,717
Manor Care, Inc.+               68,600        1,080
McKesson HBOC, Inc.            159,828        3,207

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
Medimmune, Inc.+                35,000     $  3,920
Medtronic, Inc.                687,296       23,798
Merck & Co., Inc.            1,355,108      107,816
Minimed, Inc.+                  20,000        1,516
Mylan Laboratories, Inc.        64,950        1,165
Omnicare, Inc.                  37,900          351
Oxford Health Plans, Inc.+      49,900          589
PacifiCare Health Systems,
  Inc.+                         21,164          835
Patterson Dental Co.+           25,000        1,127
Pfizer, Inc.                 2,236,400       88,338
PSS World Medical, Inc.+        20,000          155
Quintiles Transnational
  Corp.+                        53,660          996
Renal Care Group, Inc.+         30,100          561
Safeskin Corp.+                 20,400          171
Schering-Plough Corp.          846,600       41,907
Sepracor, Inc.+                 22,000        1,830
Service Corp. International    156,400        1,496
Shared Medical Systems Corp.    19,700          744
St. Jude Medical, Inc.+         46,450        1,272
Steris Corp.+                   46,400          618
Stryker Corp.                   61,600        3,804
Sybron International Corp.+     59,600        1,419
Tenet Healthcare Corp.+        177,373        3,448
Total Renal Care Holdings,
  Inc.+                         35,000          256
Trigon Healthcare, Inc.+        20,000          567
United Healthcare Corp.        101,400        5,241
Universal Health Services,
  Class B+                      10,000          294
Warner-Lambert Co.             496,401       39,619
Watson Pharmaceuticals, Inc.+   57,000        1,810
Wellpoint Health Networks,
  Inc.+                         41,925        2,432
                                           --------
                                            746,503
                                           --------
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.0%
------------------------------------------------------------
Alberto-Culver Co., Class B     33,700          794
Avon Products, Inc.            134,400        4,334
Clorox Co.                     133,800        5,477
Colgate-Palmolive Co.          334,200       20,219
Dial Corp.                      65,100        1,522
Estee Lauder Companies, Inc.,
  Class A                       72,000        3,357
Gillette Co.                   628,410       22,741
International Flavors &
  Fragrances, Inc.              58,500        2,238
Procter & Gamble Co.           767,200       80,460
                                           --------
                                            141,142
                                           --------

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ---------
------------------------------------------------------------
INSURANCE -- 3.5%
------------------------------------------------------------
20th Century Industries         55,000     $  1,097
Aetna, Inc.                     81,365        4,089
AFLAC, Inc.                    153,850        7,866
Alleghany Corp.+                 3,012          578
Allmerica Financial Corp.       40,216        2,300
Allstate Corp.                 457,448       13,152
AMBAC Financial Group, Inc.     44,800        2,677
American Financial Group, Inc.  44,100        1,306
American General Corp.         145,493       10,794
American International Group,
  Inc.                         896,725       92,307
American National
  Insurance Co.                 20,300        1,391
Aon Corp.                      148,012        5,254
AXA Financial, Inc.            236,200        7,573
Chubb Corp.                    105,700        5,800
CIGNA Corp.                    122,200        9,134
Cincinnati Financial Corp.      88,614        3,173
CNA Financial Corp.+           105,700        3,937
Commerce Group, Inc.            10,000          254
Conseco, Inc.                  184,296        4,481
Erie Indemnity Co., Class A     40,000        1,275
Fremont General Corp.           25,600          221
Hartford Financial Services
  Group, Inc.                  138,200        7,160
Hartford Life, Inc., Class A    17,000          888
HomeFed Corp.+                  19,200           17
Horace Mann Educators Corp.     30,000          846
HSB Group, Inc.                 15,000          574
Jefferson-Pilot Corp.           63,725        4,783
Lincoln National Corp.         113,800        5,249
Marsh & McLennan
  Companies, Inc.              151,700       11,994
MBIA, Inc.                      62,000        3,538
Mercury General Corp.           31,400          885
MGIC Investment Corp.           67,400        4,027
Nationwide Financial Services,
  Inc., Class A                 10,000          379
Ohio Casualty Corp.             34,600          577
Old Republic International
  Corp.                         61,275          839
PMI Group, Inc.                 33,900        1,759
Progressive Corp.               43,900        4,063
Protective Life Corp.           32,600        1,180
Provident Bancorp, Inc.         19,200          824
Reinsurance Group of America,
  Inc.                          15,000          499
Reliance Group Holdings, Inc.   64,000          228

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ----------
Reliastar Financial Corp.       52,000     $  2,233
SAFECO Corp.                    79,600        2,189
St. Paul Companies, Inc.       135,754        4,344
Torchmark Corp.                 79,700        2,486
Transatlantic Holdings, Inc.    20,000        1,507
Travelers Property Casualty
  Corp., Class A                35,000        1,260
Unitrin, Inc.                   49,000        1,834
UnumProvident Corp.            130,671        4,304
Wesco Financial Corp.            3,800        1,046
                                           --------
                                            250,171
                                           --------
------------------------------------------------------------
MEDIA -- 4.0%
------------------------------------------------------------
A.H. Belo Corp., Class A        72,000        1,467
Adelphia Communications Corp.,
  Class A+                      53,706        2,934
AMFM, Inc.+                    116,000        8,120
AT&T Corp.-Liberty Media
  Group, Class A+              669,386       26,566
BHC Communications, Inc.,
  Class A+                      11,700        1,872
Cablevision Systems Corp.,
  Class A+                      61,600        4,162
CBS Corp.+                     409,807       20,004
Central Newspapers, Inc.,
  Class A                       17,000          730
Chris-Craft Industries, Inc.+   24,932        1,739
Clear Channel Communications,
  Inc.+                        192,754       15,493
Comcast Corp., Class A         428,376       18,045
Comcast Corp., Class H          17,000          646
Cox Communications, Inc.+      343,120       15,591
Dow Jones & Co., Inc.           56,450        3,472
The E.W. Scripps Company,
  Class A                       51,675        2,387
Gannett Co., Inc.              161,600       12,463
Gartner Group, Inc., Class A+   30,200          294
Harcourt General, Inc.          40,200        1,548
Harte-Hanks Communications,
  Inc.                          38,200          757
Hispanic Broadcasting Corp.+    29,000        2,349
Hollinger International, Inc.   60,000          622
Houghton Mifflin Co.            20,000          847
IXC Communications, Inc.+       20,000          864
John Wiley & Sons, Inc.,
  Class A                       36,000          608
Jones Intercable, Inc.,
  Class A+                      22,000        1,202
King World Productions, Inc.+   38,000        1,473
Knight-Ridder, Inc.             51,500        3,270
Lee Enterprises, Inc.           22,000          649
McClatchy Newspapers, Inc.,
  Class A                       22,000          864

                               NUMBER      VALUE
                             OF SHARES    (000S)
                             ---------   ----------
McGraw-Hill Companies, Inc.    111,350     $  6,639
Media General, Inc., Class A    19,500        1,065
Mediaone Group+                352,700       25,064
Meredith Group                  36,000        1,285
Metro Goldwyn Mayer, Inc.+      90,000        1,654
New York Times Co., Class A    104,026        4,187
Outdoor Systems, Inc.+         105,500        4,471
Primedia, Inc.+                 83,000          929
Pulitzer, Inc.                  13,066          560
Reader's Digest Association,
  Inc., Class A                 57,800        1,864
Time Warner, Inc.              744,810       51,904
Times Mirror Co., Series A      49,000        3,534
Tribune Co.                    138,800        8,328
USA Networks, Inc.+             73,200        3,299
Valassis Communications, Inc.+  37,500        1,613
Viacom, Inc., Class B+         402,052       17,992
Washington Post Co.              6,300        3,352
                                           --------
                                            288,778
                                           --------
------------------------------------------------------------
MISCELLANEOUS FINANCE -- 6.4%
------------------------------------------------------------
American Express Co.           260,400       40,102
Associates First Capital Corp. 421,202       15,374
Bear Stearns Companies, Inc.    66,844        2,849
Berkshire Hathaway, Inc.,
  Class A.+                        862       55,082
Berkshire Hathaway, Inc.,
  Class B+                       2,921        6,105
Capital One Financial Corp.    114,950        6,092
Charles Schwab Corp.           469,750       18,291
Charter One Financial, Inc.    115,376        2,834
CIT Group, Inc.                 85,000        2,029
Citigroup, Inc.              1,948,324      105,453
Commercial Federal Corp.        30,000          589
Countrywide Credit
  Industries, Inc.              60,985        2,070
Dime Bancorp., Inc.             69,926        1,250
Donaldson, Lufkin, &
  Jenrette, Inc.                71,600        3,705
Dun & Bradstreet Corp.         104,600        3,073
Edwards, Inc.                   52,843        1,589
E*Trade Group, Inc.+           136,000        3,239
Everest Reinsurance Holdings,
  Inc.                          31,000          798
Fannie Mae                     589,000       41,672
Financial Security Assurance
  Holdings Ltd.                 18,000        1,015
Finova Group, Inc.              36,700        1,617
First American Financial Corp.  30,000          444
Franklin Resources, Inc.       123,200        4,312
Freddie Mac                    397,800       21,506
Golden State Bancorp, Inc.+     74,000        1,545
Household International, Inc.  269,598       12,031

                              NUMBER       VALUE
                             OF SHARES    (000S)
                             ---------   ---------
Investment Technology Group,
  Inc.                          15,955     $    421
John Nuveen Co., Class A        15,000          536
Legg Mason, Inc.                32,000        1,164
Lehman Brothers Holdings, Inc.  67,880        5,002
Leucadia National Corp.         30,000          703
Liberty Financial Companies,
  Inc.                          10,500          253
MBNA Corp.                     465,787       12,867
Merrill Lynch & Co., Inc.      214,400       16,830
Morgan Stanley Dean Witter
  Discover & Co.               333,405       36,779
Paine Webber Group, Inc.        83,687        3,410
Providian Financial Corp.       87,750        9,565
SLM Holding Corp.               90,350        4,422
Sovereign Bancorp, Inc.         88,000          776
T. Rowe Price Associates, Inc.  73,400        2,606
TCF Financial Corp.             50,600        1,493
U.S. Trust Corp.                17,500        1,420
United Asset Management Co.     38,400          797
Washington Federal, Inc.        38,940          888
                                           --------
                                            454,598
                                           --------
------------------------------------------------------------
NON-FERROUS METALS -- 0.3%
------------------------------------------------------------
Alcoa, Inc.                    213,370       12,962
Engelhard Corp.                 69,687        1,228
Freeport-McMoRan Copper &
  Gold, Inc., Class B           88,894        1,483
Phelps Dodge Corp.              44,700        2,520
Reynolds Metals Co.             38,800        2,345
                                           --------
                                             20,538
                                           --------
------------------------------------------------------------
OIL - DOMESTIC -- 0.7%
------------------------------------------------------------
Amerada Hess Corp.              52,100        2,989
Ashland, Inc.                   41,000        1,353
Atlantic Richfield Co.         186,200       17,352
Diamond Offshore Drilling,
  Inc.                          76,800        2,438
Kerr-McGee Corp.                48,002        2,580
Murphy Oil Corp.                22,370        1,254
Phillips Petroleum Co.         143,700        6,682
R&B Falcon Corp.+              105,000        1,306
Tosco Corp.                     85,600        2,167
Transocean Offshore, Inc.       51,000        1,387
Ultramar Diamond Shamrock
  Corp.                         50,700        1,242
Unocal Corp.                   135,534        4,676
USX-Marathon Group             176,000        5,126
                                           --------
                                             50,552
                                           --------

                              Number       Value
                             of Shares    (000s)
                             ---------   ----------
------------------------------------------------------------
OIL - INTERNATIONAL -- 2.8%
------------------------------------------------------------
Chevron Corp.                  379,400     $ 34,644
Exxon Corp.                  1,400,600      103,732
Mobil Corp.                    450,500       43,473
Texaco, Inc.                   315,509       19,364
                                           --------
                                            201,213
                                           --------
------------------------------------------------------------
OPTICAL & PHOTO -- 0.2%
------------------------------------------------------------
Dentsply International, Inc.    33,000          765
Eastman Kodak Co.              184,700       12,733
Ingram Micro, Inc., Class A+    30,000          334
                                           --------
                                             13,832
                                           --------
------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.9%
------------------------------------------------------------
Boise Cascade Corp.             33,000        1,176
Bowater, Inc.                   35,700        1,874
Champion International Corp.    58,500        3,382
Consolidated Papers, Inc.       54,800        1,716
Fort James Corp.               113,100        2,976
Georgia-Pacific Corp.           50,000        1,194
Georgia-Pacific Group          101,600        4,032
International Paper Co.        235,329       12,384
Kimberly-Clark Corp.           306,360       19,339
Louisiana-Pacific Corp.         66,500          844
Mead Corp.                      61,800        2,225
Pentair, Inc.                   31,200        1,174
Rayonier, Inc.                  13,875          569
St. Joe Co.                     43,300        1,034
Temple Inland, Inc.             31,900        1,854
Westvaco Corp.                  63,300        1,879
Weyerhaeuser Co.               112,000        6,685
Willamette Industries, Inc.     67,000        2,785
                                           --------
                                             67,122
                                           --------
------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 5.2%
------------------------------------------------------------
AlliedSignal, Inc.             315,800       17,981
American Standard Corp.+        35,500        1,356
Applied Power, Inc., Class A    30,000          872
Avery Dennison Corp.            61,800        3,863
Beckman Coulter, Inc.           17,500          805
Blyth Industries, Inc.+         30,000          752
Briggs & Stratton Corp.         16,300          953
Case Corp.                      43,900        2,327
Caterpillar, Inc.              200,600       11,083
CIENA Corp.+                    75,000        2,644
Cooper Industries, Inc.         60,700        2,614
Corning, Inc.                  142,800       11,228

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                              NUMBER        VALUE
                             OF SHARES      (000S)
                             ---------     ---------
Deere & Co.                    137,200     $  4,974
Dover Corp.                    124,200        5,286
Federal Signal Corp.            15,000          282
FMC Corp.+                      14,200          578
General Electric Co. (b)     1,893,400      256,674
Harsco Corp.                    14,800          436
Herman Miller, Inc.             35,600          772
Hon Industries, Inc.            38,800          761
Howmet International, Inc.+     60,000          885
Hubbell, Inc., Class B          36,938        1,023
Illinois Tool Works, Inc.      148,200       10,856
Ingersoll-Rand Co.              95,550        4,992
ITT Industries, Inc.            50,600        1,730
Jabil Circuit, Inc.+            46,000        2,404
Johnson Controls, Inc.          50,600        3,074
Kaydon Corp.                    15,000          372
Millipore Corp.                 32,400        1,033
Pall Corp.                      70,233        1,541
Parker-Hannifin Corp.           64,375        2,949
Sanmina Corp.+                  35,800        3,224
Snap-On, Inc.                   37,150        1,128
SPX Corp.+                      20,000        1,695
Teleflex, Inc.                  25,000          852
Tenneco, Inc.+                  85,500        1,368
Thermo Instrument Systems,
  Inc.+                         52,171          496
The Timken Co.                  38,600          692
Trinity Industries, Inc.        27,950          833
U.S. Industries, Inc.           47,500          704
Valhi, Inc.                     60,000          649
W.W. Grainger, Inc.             53,600        2,271
Waters Corp.+                   39,200        2,083
York International Corp.        23,400          551
                                           --------
                                            373,646
                                           --------
------------------------------------------------------------
RAILROAD & SHIPPING -- 0.4%
------------------------------------------------------------
Burlington Northern
  Santa Fe Corp.               269,753        8,598
CSX Corp.                      119,700        4,908
Florida East Coast Industry,
  Inc.                          15,000          559
GATX Corp.                      24,000          797
Kansas City Southern
  Industries, Inc.              64,100        3,041
Newport News Shipbuilding,
  Inc.                          15,000          456
Norfolk Southern Corp.         216,100        5,281
Union Pacific Corp.            144,761        8,070
                                           --------
                                             31,710
                                           --------

                              Number       Value
                             of Shares    (000s)
                             ---------   ---------
------------------------------------------------------------
REAL PROPERTY -- 0.0%
------------------------------------------------------------
Catellus Development Corp.+     45,000     $    529
Lennar Corp.                    29,000          477
Premier Parks, Inc.+            38,000        1,100
                                           --------
                                              2,106
                                           --------
------------------------------------------------------------
RETAIL -- 6.4%
------------------------------------------------------------
99 Cents Only Stores+           13,000          388
Abercrombie & Fitch Co.+        65,000        1,771
Albertson's, Inc.              227,842        8,274
Amazon.com, Inc.+              198,400       14,012
American Eagle Outfitters,
  Inc.+                         26,000        1,113
AutoZone, Inc.+                 87,000        2,311
Barnes & Noble, Inc.+           40,000          833
Bed, Bath & Beyond, Inc.+       79,600        2,652
Best Buy Co., Inc.+            113,600        6,312
BJ's Wholesale Club, Inc.+      35,000        1,078
Borders Group, Inc.+            52,000          676
Circuit City Stores, Inc.      117,600        5,020
CompUSA, Inc.+                  36,000          205
Consolidated Stores Corp.+      65,312        1,196
Costco Wholesale Corp.+        125,704       10,096
CVS Corp.                      222,914        9,683
Dayton Hudson Corp.            254,000       16,415
Dillards, Inc., Class A         62,200        1,174
Dollar General Corp.           129,016        3,403
Dollar Tree Stores, Inc.+       35,000        1,525
Family Dollar Stores, Inc.     139,500        2,877
Federated Department
  Stores, Inc.+                115,200        4,918
Gap, Inc.                      487,000       18,080
Hannaford Bros. Co., Inc.       28,300        1,983
Home Depot, Inc.               851,898       64,318
IKON Office Solutions           86,400          594
Intimate Brands, Inc.          147,000        6,027
J.C. Penney Co., Inc.          150,800        3,827
Kmart Corp.+                   264,600        2,663
Kohl's Corp.+                   95,800        7,167
Kroger Co.+                    468,080        9,742
Limited, Inc.                  139,819        5,750
Longs Drug Stores, Inc.         28,000          763
Lowe's Companies, Inc.         218,200       12,001
May Department Stores Co.      199,350        6,915
Metromedia Fiber Network,
  Inc., Class A+                70,000        2,314
The Neiman Marcus Group, Inc.,
  Class A+                      30,000          718

                                Number       Value
                               of Shares    (000s)
                               ---------    -------
Nordstrom, Inc.                 73,800     $  1,840
Office Depot, Inc.+            206,750        2,571
OfficeMax, Inc.+                56,100          284
Payless Shoesource, Inc.+       19,600          898
PetSmart, Inc.+                 38,000          147
Rite Aid Corp.                 136,300        1,193
Ross Stores, Inc.               62,000        1,279
Safeway, Inc.+                 292,080       10,314
Saks, Inc.+                     83,340        1,432
Sears, Roebuck & Co.           224,400        6,325
Sotheby's Holdings, Inc.,
 Class A                        30,000          861
Staples, Inc.+                 259,360        5,755
SUPERVALU, Inc.                 71,600        1,504
Tandy Corp.                    123,232        7,756
Tiffany & Co., Inc              40,000        2,380
TJX Companies, Inc.            184,400        5,002
Toys 'R' Us, Inc.+             135,480        1,914
Wal-Mart Stores, Inc.        2,561,600      145,211
Walgreen Co.                   569,800       14,352
Weis Markets, Inc.              23,900          793
Winn-Dixie Stores, Inc.         82,300        2,227
Zale Corp.+                     15,000          628
                                           --------
                                            453,460
                                           --------
------------------------------------------------------------
STEEL -- 0.1%
------------------------------------------------------------
AK Steel Holding Corp.          55,000          952
Allegheny Teledyne, Inc.       108,280        1,645
Nucor Corp.                     49,100        2,547
USX-U.S. Steel Group, Inc.      46,660        1,193
                                           --------
                                              6,337
                                           --------
------------------------------------------------------------
TELEPHONE -- 8.9%
------------------------------------------------------------

Alltel Corp.                   180,767       15,049
American Tower Corp., Class A+  75,000        1,430
Associated Group, Inc.,
  Class A+                      15,000        1,028
AT&T Corp.                   1,837,967       85,925
Bell Atlantic Corp.            894,486       58,086
BellSouth Corp.              1,098,250       49,421
CenturyTel, Inc.                79,687        3,222
Cincinnati Bell, Inc.+          76,800        1,598
COMSAT Corp.                    34,436          644
Excel Switching Corp.+          15,000          533
Global Crossing Ltd.+          201,515        6,977
GTE Corp.                      568,150       42,611
Level 3 Communications, Inc.+  191,500       13,094

                               Number        Value
                             of Shares      (000s)
                             ---------    ----------
MCI WorldCom, Inc.+          1,079,550     $ 92,639
McLeodUSA, Inc., Class A+       82,300        3,673
Nextel Communications Inc.,
  Class A+                     192,550       16,595
NTL, Inc.+                      56,250        4,240
Plantronics, Inc.+               8,000          469
Qwest Communications
  International, Inc.+         414,954       14,938
SBC Communications, Inc.     1,962,487       99,964
Sprint Corp. (FON Group)       498,668       37,057
Sprint Corp. (PCS Group)+      252,667       20,956
Teleglobe, Inc.                 53,100        1,258
Telephone & Data Systems, Inc.  35,100        4,045
U.S. Cellular Corp+             53,800        4,761
US West, Inc.                  294,215       17,966
Vodafone Airtouch PLC          803,000       38,494
Winstar Communications, Inc.+   32,000        1,242
                                           --------
                                            637,915
                                           --------
------------------------------------------------------------
TOBACCO -- 0.6%
------------------------------------------------------------
Loew's Corp.                    62,000        4,394
Nabisco Group Holdings Corp.   171,736        2,200
Philip Morris Companies,
  Inc.                       1,380,700       34,776
Universal Corp.                 19,500          458
UST, Inc.                      100,200        2,774
                                           --------
                                             44,602
                                           --------
------------------------------------------------------------
TRAVEL & RECREATION -- 0.7%
------------------------------------------------------------
Acxiom Corp.+                   40,000          660
Brunswick Corp.                 48,900        1,106
Harrah's Entertainment, Inc.+   72,100        2,086
Hilton Hotels Corp.            122,450        1,133
Marriott International, Inc.,
  Class A                      138,600        4,669
MGM Grand, Inc.+                37,000        1,887
Mirage Resorts, Inc.+          114,100        1,662
Promus Hotel Corp.+             50,060        1,715
Speedway Motorsports, Inc.+     20,000          873
Walt Disney Co.+             1,180,021       31,123
                                           --------
                                             46,914
                                           --------
------------------------------------------------------------
TRUCKING & FREIGHT -- 0.1%
------------------------------------------------------------
CNF Transportation, Inc.        35,000        1,157
PACCAR, Inc.                    42,120        1,985
Ryder Systems, Inc.             33,800          722
Swift Transportation Co.,
  Inc.+                         27,500          480
                                           --------
                                              4,344
                                           --------

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------  ----------
------------------------------------------------------------
UTILITIES-ELECTRIC & GAS -- 3.0%
------------------------------------------------------------
AES Corp.+                     120,318      $ 6,790
AGL Resources, Inc.             20,000          349
Allegheny Energy, Inc.          62,100        1,976
Alliant Energy Corp.            45,000        1,223
Ameren Corp.                    77,130        2,916
American Electric Power Co.,
 Inc.                          108,200        3,733
American Water Works Co.,
 Inc.                           54,600        1,594
Carolina Power & Light Co.      90,500        3,122
Central & South West Corp.     116,800        2,592
Cinergy Corp.                   87,565        2,474
Citizens Utilities Co.,
 Class B+                      129,718        1,500
CMS Energy Corp.                62,900        2,319
Coastal Corp.                  126,600        5,333
Columbia Energy Group           44,100        2,867
Conectiv, Inc.                  60,700        1,184
Consolidated Edison, Inc.      128,700        4,915
Consolidated Natural Gas Co.    55,400        3,546
Dominion Resources, Inc.       110,650        5,325
DPL, Inc.                       83,275        1,686
DQE, Inc.                       44,050        1,759
DTE Energy Co.                  87,100        2,891
Duke Energy Corp.              209,931       11,861
Edison International           205,600        6,091
El Paso Energy Corp.           129,768        5,320
Energy East Corp.               66,800        1,678
Enron Corp.                    407,138       16,260
Entergy Corp.                  137,421        4,114
First Energy Corp.             129,515        3,375
Florida Progress Corp.          60,400        2,767
FPL Group, Inc.                106,200        5,343
GPU, Inc.                       73,600        2,498
Hawaiian Electric Industries,
 Inc.                           22,900          773
IDACORP, Inc.                   21,400          646
Illinova Corp.                  41,300        1,314
Ipalco Enterprises, Inc.        49,000        1,001
Kansas City Power & Light Co.   35,900          880
KeySpan Corp.                   77,934        2,192
Kinder Morgan, Inc.             65,800        1,324
LG&E Energy Corp.               70,155        1,543
MCN Corp.                       50,600        1,237

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
MDU Resources Group, Inc.       26,000     $    608
MidAmerican Energy Holdings Co. 45,000        1,513
Minnesota Power & Light Co.     44,000          814
Montana Power Co.               65,800        1,871
National Fuel Gas Co.           26,600        1,300
New Century Energies, Inc.      67,700        2,204
New England Electric Co.        38,800        2,020
NICOR, Inc.                     25,300          980
Nisource, Inc.                  61,800        1,267
Northeast Utilities+            66,000        1,374
Northern States Power Co.       87,600        1,883
OGE Energy Corp.                51,200        1,162
PacifiCorp.                    159,500        3,290
PECO Energy Co.                112,300        4,288
Peoples Energy Corp.            19,500          741
PG&E Corp.                     215,458        4,942
Pinnacle West Capital Co.       47,300        1,744
Potomac Electric Power Co.      69,400        1,904
PP&L Resources, Inc.            84,720        2,293
Public Service Enterprise
  Group, Inc.                  122,300        4,838
Puget Sound Power & Light Co.   48,200        1,066
Questar Corp.                   35,800          644
Reliant Energy, Inc.           169,117        4,608
RGS Energy Group, Inc.          21,000          524
Scana Corp.                     65,800        1,637
Sierra Pacific Resources        46,600        1,049
Southern Co.                   393,700       10,458
TECO Energy, Inc.               72,200        1,593
Texas Utilities Co.            165,812        6,425
Unicom Corp.                   128,500        4,923
UtiliCorp United, Inc.          43,350          937
Washington Gas Light Co.        30,000          816
Western Resources, Inc.         47,231        1,089
Williams Cos., Inc.            244,461        9,167
Wisconsin Energy Corp.          59,600        1,334
                                           --------
                                            217,617
                                           --------
TOTAL COMMON STOCK

  (Cost $4,259,453)                       7,127,331
                                          ---------

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
------------------------------------------------------------
RIGHTS -- 0.0%
------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.+      29,520        $ 118
                                              -----
TOTAL RIGHTS

  (Cost $0)                                     118
                                              -----
                                 Par
                                (000s)
                                -------
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.0%
------------------------------------------------------------
U.S. Treasury Bills (a)(b)
   4.55%-4.64%, 12/16/99        $1,175        1,168
                                             ------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,168)                               1,168
                                             ------
                                Number
                               of Shares
                               ---------
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.1%
------------------------------------------------------------
Provident Institutional
  TempCash, 5.01%*           2,989,065        2,989
Provident Institutional
  TempFund, 5.14%*           2,989,065        2,989
                                          ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,978)                               5,978
                                          ---------
TOTAL INVESTMENTS -- 99.9%
  (COST $4,266,599)                       7,134,595
                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%
  Other assets                            1,266,607
  Liabilities                            (1,263,011)
                                         ----------
                                              3,596

                                         -----------
TOTAL NET ASSETS -- 100.0%               $ 7,138,191
                                         ===========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.
                                                            67

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS

October 31, 1999

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
------------------------------------------------------------
COMMON STOCK -- 99.1%
------------------------------------------------------------
AEROSPACE / DEFENSE -- 1.0%
------------------------------------------------------------
AAR Corp.                          300         $  5
Alliant Techsystems, Inc.+         200           12
BE Aerospace, Inc.+                700            7
Boeing Co.                      19,300          889
Cordant Technologies, Inc.         700           22
Curtiss-Wright Corp.               200            7
The Fairchild Corp., Class A+    1,000            8
GenCorp., Inc.                     600            7
General Dynamics Corp.           4,300          238
HEICO Corp., Class A               500            8
Kaman Corp., Class A             1,000           11
Kellstrom Industries, Inc.+        200            2
Litton Industries, Inc.+           900           42
Lockheed Martin Corp.            8,000          160
Northrop Grumman Corp.           1,400           77
Orbital Sciences Corp.+            700           10
Primex Technologies, Inc.          500           11
Raytheon Co., Class B            6,800          198
Rockwell International Corp.     3,900          189
Stanford Telecommunications,
 Inc.+                             200            6
Textron, Inc.                    3,100          239
The Titan Corp.+                   800           13
Trimble Navigation Ltd.+         1,000           16
United Technologies Corp.        9,634          583
                                            -------
                                              2,760
                                            -------
------------------------------------------------------------
AIR TRANSPORTATION -- 0.4%
------------------------------------------------------------
Airborne Freight Corp.             900           19
AirTran Holdings, Inc.+          1,000            5
Alaska Airgroup, Inc.+             600           24
America West Holdings Corp.,

  Class B+                         800           17
AMR Corp.+                       3,000          190
Amtran, Inc.+                      400            8
Atlantic Coast Airlines Holdings,
 Inc.+                             800           19
Atlas Air, Inc.+                   700           19
Comair Holdings, Inc.            2,000           46
Continental Airlines, Inc.,
 Class B+                        1,400           57
Delta Air Lines, Inc.            2,800          152
FDX Corp.+                       5,900          254
Frontier Airlines, Inc.+           300            3
Kitty Hawk, Inc.+                  200            2
Mesa Air Group, Inc.+            1,300            7
Mesaba Holdings, Inc.+             800            9
Midwest Express Holdings, Inc.+    500           15

                                Number       Value
                               of Shares    (000s)
                               ---------    ---------
Northwest Airlines Corp.,
 Class A+                        1,700      $    43
Offshore Logistics, Inc.+          200            2
SkyWest, Inc.                      500           12
Southwest Airlines Co.          10,050          169
U.S. Airways Group, Inc.+        1,500           42
UAL Corp.+                       1,000           68
                                            -------
                                              1,182
                                            -------
------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.3%
------------------------------------------------------------
Adolph Coors Co., Class B          600           33
Anheuser-Busch Companies,
 Inc.                            9,500          682
Beringer Wine Estates Holdings,
 Inc.+                             300           12
Boston Beer Co., Inc.+             300            2
Brown-Forman Corp., Class B      1,400           94
Canandaigua Brands, Inc.,
 Class A+                          300           18
Central European Distribution
 Corp.+                            400            2
The Chalone Wine Group, Ltd.+      200            2
Geerlings & Wade, Inc.+            400            4
Genesee Corp., Class B             200            4
Golden State Vintners, Inc.+       400            2
National Beverage Corp.+         1,200           10
The Robert Mondavi Corp.,
 Class A+                          400           14
                                            -------
                                                879
                                            -------
------------------------------------------------------------
APPAREL -- 0.3%
------------------------------------------------------------
Buckle, Inc.+                      500            8
Burlington Industries, Inc.+     1,700            6
Columbia Sportswear Co.+           600           12
Footstar, Inc.+                    400           14
Fossil, Inc.+                      650           18
Fruit of the Loom, Inc.,
 Class A+                          700            2
Global Sports. Inc.+               200            4
Guess?, Inc.+                      800           10
Haggar Corp.                       600            7
Hartmarx Corp.+                  1,300            6
Jones Apparel Group, Inc.+       2,400           76
K-Swiss, Inc., Class A             400            5
Kellwood Co.                       500            9
Kenneth Cole Productions, Inc.+    400           16
Liz Claiborne, Inc.              1,200           48
MediaBay, Inc.+                    900           12
Men's Wearhouse, Inc.+             800           18
Nautica Enterprises, Inc.+         900           14
Nike, Inc., Class B              5,700          322
OshKosh B'Gosh, Inc., Class A      700           14
Pacific Sunwear of California+     600           18
Polo Ralph Lauren Corp.+           700           13

                                Number        Value
                               of Shares      (000s)
                               --------     ---------

Polymer Group, Inc.+               600        $  12
Quiksilver, Inc.+                  700           10
Reebok International Ltd.+       1,000           10
Russell Corp.                      800           12
Saucony, Inc.+                     700           12
Stride Rite Corp.                1,500           10
Superior Uniform Group, Inc.       600            6
Talbots, Inc.                      700           33
Tarrant Apparel Group+             800           10
Timberland Co., Class A+           600           30
Tropical Sportswear Int'l Corp.+   500           10
Unifi, Inc.+                     1,200           14
Urban Outfitters, Inc.+            500           11
VF Corp.                         2,400           72
Warnaco Group, Inc., Class A     1,000           14
Wolverine World Wide, Inc.         900            9
                                              -----
                                                927
                                              -----
------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 1.5%
------------------------------------------------------------
A.O. Smith Corp., Class B          500           12
A.S.V., Inc.+                      500            8
American Axle & Manufacturing
  Holdings, Inc.+                1,100           15
Arvin Industries, Inc.             400           11
Autonation, Inc.+                9,400           95
Avis Rent A Car, Inc.+             600           11
B.F. Goodrich Co.                2,204           52
Bandag, Inc.                       500           12
Borg-Warner Automotive, Inc.       600           24
Carlisle Companies, Inc.           500           17
Cooper Tire & Rubber Co.         1,600           27
Copart, Inc.+                      500           11
Cummins Engine Co., Inc.           800           41
Dana Corp.                       3,300           98
Danaher Corp.                    2,800          135
Delphi Automotive Systems Corp. 11,300          186
Detroit Diesel Corp.               500            9
Dura Automotive Systems, Inc.+     400            7
Eaton Corp.                      1,400          105
Federal-Mogul Corp.              1,500           38
Fleetwood Enterprises, Inc.        700           15
Ford Motor Co.                  24,400        1,339
General Motors Corp.            12,900          906
General Motors Corp., Class H+   2,300          167
Gentex Corp.+                    1,500           26
Genuine Parts Co.                3,700           96
Goodyear Tire & Rubber Co.       3,200          132

                                Number        Value
                               of Shares      (000s)
                               ---------    ----------
Group 1 Automotive, Inc.+          500         $  8
Harley-Davidson, Inc.            3,000          178
Hayes Lemmerz International, Inc.+ 500           11
Lear Corp.+                      1,400           47
MascoTech, Inc.                    800           12
Meritor Automotive, Inc.         1,400           24
Midas, Inc.                        500           12
Modine Manufacturing Co.           600           15
Monaco Coach Corp.+                500           12
Myers Industries, Inc.             400            6
Navistar International Corp.+    1,400           58
O'Reilly Automotive, Inc.+         600           26
Simpson Industries, Inc.           700            7
Standard Motor Products, Inc.      500            8
Superior Industries International,
 Inc.                              500           13
TBC Corp.+                       1,500           10
Thor Industries, Inc.              500           13
Titan International, Inc.          800            6
Tower Automotive, Inc.+            900           15
TRW, Inc.                        2,400          103
Winnebago Industries, Inc.         700           12
Wynns International, Inc.          800           12
                                            -------
                                              4,203
                                            -------
------------------------------------------------------------
AUTOMOTIVE SYSTEMS -- 0.0%
------------------------------------------------------------
CSK Auto Corp.+                    500            9
Delco Remy International, Inc.+    800            7
Jason, Inc.+                     1,200            9
Oshkosh Truck Corp.                450           14
Pennzoil-Quaker State Co.        1,500           18
Sterile Recoveries, Inc.+          300            2
Strattec Security Corp.+           300           10
                                            -------
                                                 69
                                            -------
------------------------------------------------------------
BANKS -- 6.7%
------------------------------------------------------------
ABC Bancorp.                     1,000           13
Albama National Bancorp.           200            5
AMCORE Financial, Inc.             500           12
American Bank of Connecticut       600           13
AmSouth Bancorp.                 7,903          203
ANB Corp.                          300           11
Anchor Bancorp Wisconsin, Inc.     800           13
Area Bancshares Corp.              500           13
Associated Bancorp.              1,200           46
Astoria Financial Corp.          1,100           40
Bancfirst Corp.                    300           10
BancFirst Ohio Corp.               500           11

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------    ---------

Banco Santander Puerto Rico      1,000      $    18
Bancorpsouth, Inc.               1,000           17
BancWest Corp.                     700           29
Bank of Granite Corp.              200            4
Bank of America Corp.           34,900        2,247
Bank of New York Co., Inc.      14,900          624
Bank One Corp.                  23,700          890
Bank Plus Corp.+                 2,100            8
Bank United Corp., Class A         600           23
BankFirst Corp.+                 1,500           13
Banknorth Group, Inc.              500           17
Bay View Capital Corp.             700           10
BB&T Corp.                       6,502          237
Berkshire Bancorp, Inc.            300           10
BOK Financial Corp.+               927           20
Brenton Banks, Inc.                200            3
Brookline Bancorp, Inc.          1,000           10
BSB Bancorp, Inc.                  200            4
BT Financial Corp.                 500           11
Capital City Bank Group, Inc.      500           12
Capitol Bancorp Ltd.               700           10
Carolina First Corp.               500           10
Carrier Access Corp.+              600           30
Cascade Bancorp.                   880           12
Cathay Bancorp., Inc.              400           15
CCB Financial Corp.                800           37
CENIT Bancorp., Inc.               500            9
Centennial Bancorp.+               825            9
Central Coast Bancorp.+            800           14
Centura Banks, Inc.                600           32
Century South Banks, Inc.          200            5
Chase Manhattan Corp.           16,800        1,468
Chemical Financial Corp.           400           13
Chittenden Corp.                   600           19
Citizens Banking Corp.             600           17
City National Corp.                900           35
CNB Bancshares, Inc.               700           45
Coast Bancorp                      500            9
Coastal Bancorp, Inc.              800           15
Coastal Financial Corp.            800           11
Cohoes Bancorp.                    600            7
Colonial BancGroup, Inc.         2,200           26
Columbia Banking System, Inc.+     800           10
Comerica, Inc.                   3,200          190
Commerce Bancorp, Inc.             600           27
Commerce Bancshares, Inc.        1,100           43
Community Bank System, Inc.        500           13

                                Number        Value
                               of Shares     (000s)
                              ----------    ---------
CFB Bancorp., Inc.                 900        $  17
Community Trust Bancorp.           200            4
Compass Bancshares, Inc.         2,100           56
CORUS Bankshares, Inc.             500           14
Cullen/Frost Bankers, Inc.       1,000           29
CVB Financial Corp.                500           13
Dime Community Bancshares          500           10
Downey Financial Corp.             500           11
Drovers Bancshares Corp.           600           12
Eagle Bancshares, Inc.             700           13
F&M Bancorp./Frederick MD          200            5
F&M Bancorp., Inc.                 300           11
F&M National Corp.                 412           12
F.N.B Corp.                        500           13
Farmers Capital Bank Corp.         200            7
Fidelity Bancshares, Inc.          800           13
Fifth Third Bancorp.             5,500          406
First Bancorp./Puerto Rico         700           16
First Banking Co. of
  Southeast Georgia                500           10
First Busey Corp., Class A         200            5
First Charter Corp.                500            9
First Citizens Bancshares          200           15
First Commerce Bancshares, Inc.    500           11
First Commonwealth Financial Corp. 500           14
First Fed Capital Corp.            400            6
First Federal Financial Corp.

  of Kentucky                      600           14
First Financial Bancorp.           900           22
First Financial Bancshares, Inc.   400           14
First Liberty Financial Corp.      400           12
First Merchants Corp.              200            5
First Midwest Bancorp., Inc.       600           25
First Northern Capital Corp.     1,300           13
First Republic Bank+               200            5
First Security Corp.             3,900          100
First Source Corp.                 400           11
First Tennessee National Corp.   2,600           88
First Union Corp.               19,362          827
First United Bancshares, Inc.      600           10
First Virginia Banks, Inc.       1,000           48
Firstar Corp.                   19,954          586
FIRSTFED AMERICA
  BANCORP., INC.                 1,000           13
Firstfed Financial Corp.+          400            6
Firstmerit Corp.                 1,700           45
Flagstar Bancorp., Inc.            500            8

                                Number        Value
                               of Shares      (000s)
                               ---------    ---------
Fleet Boston Corp.              18,514       $  808
Frontier Financial Corp.           400           10
Fulton Financial Corp.           1,400           27
GA Financial, Inc.                 800           11
GBC Bancorp.                       200            4
Golden West Financial Corp.      1,100          123
Grand Premier Financial, Inc.      400            6
Great Southern Bancorp.            500           11
Greater Bay Bancorp.               500           18
GreenPoint Financial Corp.       2,000           57
Hancosk Holding Co.                300           12
Harbor Florida Bancshares, Inc.    800           10
Harleysville National Corp.        200            7
Hibernia Corp., Class A          3,000           43
Horizon Financial Corp.          1,100           12
Hudson City Bancorp., Inc.+      1,200           16
Hudson River Bancorp.            1,200           13
Hudson United Bancorp.             800           25
Huntington Bancshares, Inc.      4,600          136
Imperial Bancorp.+                 800           20
Independence Community Bank      1,300           16
Industrial Bancorp., Inc.          500            9
International Bancshares Corp.     250           11
InterWest Bancorp., Inc.           500            9
Irwin Financial Corp.              500           10
JeffBanks, Inc.                    200            6
J.P. Morgan & Co., Inc.          3,500          458
KeyCorp, Inc.                    9,100          254
Keystone Financial, Inc.         1,000           25
Lakeland Financial Corp.           800           14
LSB Bancshares, Inc.               500            9
M&T Bank Corp.                     100           50
MAF Bancorp, Inc.                  500           11
Marshall & Ilsley Corp.          2,000          134
MECH Financial, Inc.               300           10
Mellon Financial Corp.          10,400          384
Mercantile Bankshares Corp.      1,300           47
Merchants Bancorp., Inc. New York  800           14
Merchants Bancshares, Inc.         500           12
Mid-America Bancorp.               200            6
Mid-State Bancshares               500           17
Mississippi Valley Bancshares      300           10
National Bancorp of Alaska, Inc.   500           13
National City Bancorp.+            700           13
National City Bancshares, Inc.     500           14
National City Corp.             12,500          369
National Commerce Bancorp.       2,000           50

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
National Penn Bancshares, Inc.     400      $    11
Net.B@nk Inc.+                     600           13
Niagara Bancorp. Inc.            1,200           13
North Fork Bancorporation, Inc.  2,700           56
Northern Trust Corp.             2,300          222
OceanFirst Financial Corp.         200            4
Old Kent Financial Corp.         2,465          100
Old National Bancorp.              900           27
Omega Financial Corp.              300           10
One Valley Bancorp Inc.            700           26
Oriental Financial Group           500           11
Pacific Capital Bancorp.           500           17
Pacific Century Financial Corp.  1,500           34
Park National Corp.                100           10
PBOC Holdings, Inc.+             1,500           13
Peoples Bank Corp. of
  Indianapolis                     300           24
Peoples Bank-Bridgeport          1,300           33
Peoples Heritage Financial
  Group, Inc.                    1,900           36
The Peoples Holding Co.            300           10
PFF Bancorp., Inc.                 200            4
Pilgrim Capital Corp.+             300           10
PNC Bank Corp.                   6,200          370
Popular, Inc.                    2,800           84
Premier Bancshares, Inc.           600           11
Premier National Bancorp, Inc.     200            4
Prime Bancshares, Inc.             700           19
Provident Bankshares Corp.         500           11
Quaker City Bancorp., Inc.+        500            8
Queens County Bancorp., Inc.       400           13
Regions Financial, Corp.         4,500          135
Reliance Bancorp., Inc.            400           16
Republic Bancorp.                  900           12
Republic Bancorp., Inc., Class A 1,200           11
Republic New York Corp.          2,000          126
Republic Security Financial
 Corp.                           1,500           13
Riggs National Corp.               700           11
Rock Financial Corp.               200            4
Roslyn Bancorp., Inc.            1,600           31
S & T Bancorp., Inc.               500           12
Sandy Spring Bancorp., Inc.        200            6
Seacoast Banking Corp.             400           11
Second Bancorp., Inc.              200            5
Silicon Valley Bancshares+         400           13
Sky Financial Group, Inc.        1,210           29
South Alabama Bancorp.             400            5

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number        Value
                               of Shares      (000s)
                               ---------     ---------
Southside Bancshares Corp.         500        $   5
SouthTrust Corp.                 3,400          136
Southwest Bancorp, Inc.            400            9
Southwest Bancorp. of Texas, Inc.+ 700           12
State Street Corp.               3,300          251
Staten Island Bancorp., Inc.       800           15
Sterling Bancorp.                  800           15
Sterling Bancshares              1,000           12
Summit Bancorp.                  3,537          122
SunTrust Banks, Inc.             6,400          468
Susquehanna Bancshares, Inc.       700           12
Synovus Financial Corp.          5,400          116
Texas Regional Bancshares, Inc.    400           11
Triangle Bancorp., Inc.            600           14
The Trust Co. of New Jersey        500           12
TrustCo Bank Corp.                 500           15
Trustmark Corp.                  1,500           34
USB Holding Co., Inc.              200            3
U.S. Bancorp.                   14,820          549
UMB Financial Corp.                300           12
Union Planters Corp.             2,800          125
UnionBanCal Corp.                3,400          148
United Bankshares, Inc.            800           20
United Community Financial Corp.   700            7
United National Bancorp.           530           12
UST Corp.                          800           25
Valley National Bancorp.         1,078           29
VIB Corp.+                       1,500           13
Vista Bancorp., Inc.               800           14
Wachovia Corp.                   4,100          354
Washington Mutual, Inc.         11,777          423
Washington Trust Bancorp.          700           13
Wells Fargo & Co.               33,300        1,594
Wesbanco, Inc.                     500           13
Westamerica Bancorp.               800           28
Westcorp, Inc.                     600            9
Western Bancorp.                   500           23
Westernbank Puerto Rico          1,000           14
Whitney Holding Corp.              500           18
Wilmington Trust Co.               700           38
WSFS Financial Corp.             1,000           14
Zions Bancorp.                   1,500           88
                                            -------
                                             19,145
                                            -------
------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 11.9%
------------------------------------------------------------
3Com Corp.+                      7,300          212
3Dfx Interactive, Inc.+          1,000           10


                                Number        Value
                               of Shares     (000s)
                               ---------    --------
Activision, Inc.+                1,000        $  14
Adaptec, Inc.+                   2,000           90
Adobe Systems, Inc.              2,600          182
Advanced Communication
  Systems, Inc.+                 1,200           14
Advanced Digital Information+      500           19
Advantage Learning Systems, Inc.+  800           22
Advent Software, Inc.+             450           27
Allaire Corp.+                     200           15
Analogic Corp.                     500           13
Analytical Surveys, Inc.+          500            7
Andersen Group, Inc.+              400            2
Ansoft Corp+                     1,800           12
Apple Computer, Inc.+            3,200          256
Ardent Software, Inc.+             700           15
Auspex Systems, Inc.             1,000            6
Autodesk, Inc.                   1,200           22
Avant Corp.+                       800           10
AVT Corp.+                         300           10
AXENT Technologies, Inc.+        1,000           15
Barra, Inc.+                       500           11
BEA Systems, Inc.+               1,500           68
Best Software, Inc.+             1,100           22
BindView Development Corp+         500           15
Black Box Corp.+                   300           15
BMC Software, Inc.+              4,800          308
Brio Technology, Inc.+             900           22
BroadVision, Inc.+               1,800          133
Cabletron Systems, Inc.+         3,400           56
Caci International, Inc.+          400            9
CAM Data Systems, Inc+             500            5
Ceridian Corp.+                  2,900           64
Cirrus Logic, Inc.+              1,000           10
Cisco Systems, Inc.+            65,508        4,848
Cognitronics Corp.+                400            5
Com21, Inc.+                       800           11
Comdisco, Inc.                   3,100           63
Compaq Computer Corp.           34,300          652
Comptek Research, Inc.+            500            5
Computer Associates
  International, Inc.           10,800          610
Computer Horizons Corp.+           700            8
Computer Network Technology
  Corp.+                           700           11
Compuware Corp.+                 7,200          200
Comverse Technology, Inc.+       1,500          170
Concentric Network Corp.+          900           23

                                Number       Value
                               of Shares    (000s)
                               ---------   -------

Concord Communications, Inc.+      300      $    16
Concord EFS, Inc.+               4,100          111
Concur Technologies, Inc.+         500            6
Concurrent Computer Corp.+       1,200           14
Conexant Systems, Inc.+          2,000          187
Covad Communications Group,
  Inc.+                          1,500           72
Cybex Computer Products Corp.+     400           16
Datum, Inc.+                       500            4
Dell Computer Corp.+            51,300        2,058
Deltek Systems, Inc.+              900           10
Dendrite International, Inc.+      900           28
Diebold, Inc.                    1,400           37
Digital River, Inc.+               500           11
Drexler Technology Corp.+          600            4
Edify Corp.+                     1,300           17
eFax.com, Inc.+                  1,000            9
Electronics for Imaging, Inc.+   1,100           44
Equitex, Inc.+                     500            5
Excalibur Technologies Corp.+    1,200           11
Exodus Communications, Inc.+     1,600          138
Extreme Networks, Inc+           1,000           80
FileNet Corp.+                   1,300           21
FVC.COM, Inc.+                   1,200           16
Gateway, Inc.+                   6,400          423
Genesys Telecommunications
  Laboratories, Inc.+              500           25
Great Plains Software, Inc.+       300           17
Harbinger Corp.+                 1,200           19
Hewlett-Packard Co.             20,500        1,518
HNC Software, Inc.+                600           24
Honeywell, Inc.                  2,500          264
Hypercom Corp.+                  1,300           10
Hyperion Solutions Corp.+          800           19
IMRglobal Corp.+                   800            8
Infocure Corp.+                    600            9
Information Resource Engineering,
 Inc.+                             500            9
Informix Corp.+                  3,600           27
Inktomi Corp.+                   1,100          112
Input/Output, Inc.+              1,800            9
Intergraph Corp.+                1,000            4
International Business Machines
 Corp.                          36,500        3,591
InterVoice, Inc.+                1,678           21
ISS Group, Inc.+                   700           27
J. D. Edwards & Co.+             2,100           50
Javelin Systems, Inc.+           1,000            8
Juniper Networks, Inc.+          1,000          276
Landmark Systems Corp.+          1,500           13

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
Latitude Communications, Inc.+     400      $    13
Legato Systems, Inc.+            1,600           86
Lexmark International Group, Inc.,
  Class A+                       2,600          203

Mapinfo Corp.+                     500            9
Maxtor Corp.+                    1,900           10
Maxwell Technologies, Inc.+        700            7
Metro Information Services, Inc.+  700           10
Microchip Technology, Inc.+      1,000           67
Micromuse, Inc.+                   300           32
Micron Electronics, Inc.+        1,900           19
MICROS Systems, Inc.+              500           23
Microsoft Corp.+               103,000        9,534
MicroStrategy, Inc.+               500           48
MindSpring Enterprises, Inc.+    1,300           33
MMC Networks, Inc.+                600           19
MTI Technology Corp.+              700           12
National Computer Systems, Inc.    600           23
National Instruments+              950           29
NCR Corp.+                       1,900           63
NeoMagic Corp.+                  1,000            8
Neon Systems, Inc.+                400            7
Netopia, Inc.+                     600           32
Network Appliance, Inc.+         1,500          111
New Era of Networks, Inc.+         800           26
Novell, Inc.+                    6,800          136
Novellus Systems, Inc.+            800           62
Nvidia Corp.+                      700           15
Onyx Software Corp+                700           16
Open Market, Inc.+               1,000           18
Oracle Systems Corp.+           29,000        1,379
Parametric Technology Corp.+     5,400          103
Peerless Systems Corp.+          1,600           15
PeopleSoft, Inc.+                4,900           73
Peregrine Systems, Inc.+         1,000           44
Phoenix Technologies Ltd.+         800            9
PictureTel Corp.+                1,600            6
Pinnacle Systems, Inc.+            400           11
Pitney Bowes, Inc.               5,300          241
Pixar, Inc.+                     1,000           38
Premiere Technologies, Inc.+     1,500            8
Prodigy Communications Corp.+    1,300           33
Progress Software Corp.+           500           17
Proxicom, Inc.+                    600           46
Quantum Corp. - DLT &

  Storage Systems+               3,200           49
Quantum Corp. - Hard Disk Drive+ 1,900           12

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------

Rambus, Inc.+                      400        $  27
Rational Software Corp.+         1,700           73
Read-Rite+                       1,900            7
RealNetworks, Inc.+              1,500          165
Remedy Corp.+                      700           30
RF Micro Devices, Inc.+          1,600           83
Rhythms Netconnections, Inc.+    1,500           44
Sagent Technology, Inc.+         1,100           15
Sanchez Computer Associates,
  Inc.+                            600           13
SCM Microsystems, Inc.+            200            9
Seagate Technology, Inc.+        4,400          130
Sigma Designs, Inc.+             1,500            9
Silicon Graphics, Inc.+          3,600           28
Spyglass, Inc.+                    800           13
Sterling Commerce, Inc.+         1,800           42
Sterling Software, Inc.+         1,600           35
Storage Technology Corp.+        2,000           31
Sun Microsystems, Inc.+         15,520        1,642
SVI Holdings, Inc.+              1,000            8
Sybase+                          1,600           22
Systems & Computer Technology
  Corp.+                         1,100           12
Technology Data Corp.+           1,000           19
Terayon Communication
  Systems, Inc.+                   300           13
Total System Services, Inc.      3,900           72
Transaction Systems Architects,
 Inc.+                             700           22
Unisys Corp.+                    6,200          150
Usinternetworking, Inc.+           800           27
Verio, Inc.+                     1,600           60
Veritas DGC, Inc.+                 400            6
Vignette Corp.+                    600           95
Visio Corp.+                       600           24
Visual Networks, Inc.+             500           21
Wall Data, Inc.+                 1,400           11
Wave Systems Corp.+                900            9
Web Trends Corp.+                  300           19
Wind River Systems, Inc.+        1,000           20
WorldGate Communications, Inc.+    500           11
X-Rite, Inc.                     2,000           12
Xerox Corp.                     13,400          375
Xircom, Inc.+                      500           25
                                            -------
                                             33,899
                                            -------
------------------------------------------------------------
BUSINESS SERVICES -- 5.8%
------------------------------------------------------------
24/7 Media, Inc.+                  500           22
4Front Technologies, Inc.+       1,400           19

                                Number        Value
                               of Shares      (000s)
                               ---------    ---------
Abacus Direct Corp.+               200        $  29
ABM Industries, Inc.               500           12
About.com, Inc.+                   500           24
Accrue Software, Inc.+             400           21
ACNielsen Corp.+                 1,200           26
ACT Networks, Inc.+                900            6
Actel Corp.+                     1,100           21
Active Software, Inc.+             400           14
Actuate Corp.+                     400           14
adam.com, Inc.+                    700            6
Advance Paradigm, Inc.+            200            9
Advanced Radio Telecom Corp.+      700            8
Advo, Inc.+                        700           12
Affiliated Computer Services,
 Inc.+                             900           34
Affymetrix, Inc.+                  800           70
Agile Software Corp.+              300           29
AHL Services, Inc.+                500            9
Alliance Semiconductor Corp.+      800            9
Allied Waste Industries, Inc.+   3,600           38
America Online, Inc.+           22,400        2,905
American Management Systems,
 Inc.+                             800           21
American Mobile Satellite Corp.+ 1,000           11
Analysts International Corp.       800            9
AnswerThink Consulting Group,
 Inc.+                             600           10
Apex, Inc.+                        700           12
Apollo Group, Inc.+              1,500           39
Appnet, Inc.+                      600           26
Apria Healthcare Group, Inc.+    1,000           16
Ariba, Inc.+                     1,000          155
ARIS Corp.+                      1,400            9
Art Technology Group Inc.+         700           38
Ask Jeeves, Inc.+                  600           46
Aspect Development, Inc.+        1,000           35
At Home Corp., Class A+          7,000          262
ATG, Inc.+                       1,100            6
autobytel.com, Inc.+               800           11
Automatic Data Processing, Inc. 12,500          602
Autoweb.com, Inc.+               1,100            9
Aviation Sales Co.+                300            5
Bell & Howell Co.+                 500           14
Billing Information Concepts+    1,600            8
BISYS Group, Inc.+                 600           31
Bowne & Co., Inc.                  900           10
Brightpoint, Inc.+                 500            4
Broadbase Software, Inc.+          300           14
Brocade Communications Systems,
 Inc.+                             600          161
Building One Services, Corp.+      900           10

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
Cadmus Communications Corp.      1,000       $    9
Cambridge Technology Partners,
 Inc.+                           1,200           13
CareInsite, Inc.+                1,500           66
Carey International, Inc.+         500           11
Catalina Marketing Corp.+          300           28
Catalytica, Inc.+                1,100           14
CDI Corp.+                         500           13
CDW Computer Centers, Inc.+        800           49
CellStar Corp.+                  1,200            8
Cendant Corp.+                  14,500          239
Century Business Services, Inc.+ 1,700           17
Cerner Corp.+                      800           12
CheckFree Holdings Corp.+        1,100           41
Chemed Corp.                       500           15
Choicepoint, Inc.+                 200           12
Ciber, Inc.+                     1,200           20
Cintas Corp.                     2,300          139
Circle International Group, Inc.   800           18
Circle.com                         375            5
Citrix Systems, Inc.+            1,700          109
Clarent Corp.+                     600           57
Clarify, Inc.+                     600           46
CMGI, Inc.+                      1,900          208
Coinstar, Inc.+                    800            6
Complete Business Solutions, Inc.+ 800           12
Computer Sciences Corp.+         3,300          227
Computer Task Group, Inc.          700            9
Consolidated Graphics, Inc.+       400            8
Convergys Corp.+                 3,000           59
Cornell Corrections, Inc.+         800           10
Corporate Executives Board Co.+    400           15
Correctional Services Corp.+     1,200            7
CORT Business Services Corp.+      500           10
CorVel Corp.+                      400            9
CoStar Group, Inc.+                400           10
CPI Corp.                          400           10
Crawford & Co., Class B            900           13
Critical Path, Inc.+               800           37
Crown Castle International
 Group+                          2,700           52
CSG Systems International,
 Inc.+                           1,100           38
CyberSource Corp.+                 400           25
Cyrk International, Inc.+        1,100            7
Cytec Industries, Inc.+            800           21
DBT Online, Inc.+                  500           12
Deluxe Corp.                     1,600           45
DeVry, Inc.+                     1,300           27
Digital Courier Technologies,
 Inc.+                           1,700            8

                                Number        Value
                               of Shares      (000s)
                               ---------     ---------
Dollar Thrifty Automotive Group,
 Inc.+                             500       $    8
DoubleClick, Inc.+               1,024          143
DST Systems, Inc.+               1,200           76
Earthlink Network, Inc.+           700           29
Earthweb, Inc.+                    500           16
EchoStar Communications Corp.,

  Class A+                       1,200           74
Eclipsys Corp.+                    900           14
Ecolab, Inc.                     2,600           88
Educational Management Corp.+      700            7
Egain Communications Corp.+        500           15
Electro Rent Corp.+              1,100           13
Engage Technologies, Inc.+       1,000           35
Entrust Technologies, Inc.+        800           20
Equifax, Inc.                    2,800           76
Express Scripts, Inc., Class A+    800           39
F.Y.I., Inc.+                      400           13
F5 Networks, Inc.+                 300           42
FactSet Research Systems, Inc.+    300           20
Fair, Isaac & Co., Inc.            300           12
Fidelity Holdings Inc.+            800           11
First Data Corp.                 8,600          393
Fiserv, Inc.+                    2,500           80
Flycast Communications+            300           15
G & K Services, Inc., Class A      500           19
Galileo International, Inc.      2,000           60
Gerald Stevens, Inc.+              800           11
Getty Images, Inc.+              1,000           31
Global Telesystems Group, Inc.+  3,400           81
Go2net, Inc.+                      600           42
GoTo.com, Inc.+                    900           51
GP Strategies Corp.+             1,500           18
Greg Manning Auctions, Inc.+       800            9
Grey Advertising, Inc.             200           72
Group Maintenance America Corp.+ 1,000           10
GTECH Holdings, Corp.+             700           14
H&R Block, Inc.                  1,900           81
HA-LO Industries, Inc.+          1,500            7
Hanover Compressor Co.+            600           22
HCIA, Inc.+                        900           10
Healtheon Corp.+                 1,500           49
Healthworld Corp.+                 800           13
Henry Jack & Associates, Inc.      500           18
Hertz Corp.                        800           35
High Speed Access Corp.+         1,000           26
Hooper Holmes, Inc.                500           13
HotJobs.com Ltd.+                  500           12

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares     (000s)
                               ---------    ---------
I2 Technologies+                 1,600       $  126
IDX Systems Corp.+                 700           13
Inacom Corp.+                    1,100            5
Infoseek Corp.+                  1,300           41
InfoSpace.com, Inc.+               900           50
Inspire Insurance Solutions,
 Inc.+                             900            6
InsWeb Corp.+                      600           11
Integrated Electrical Services,
 Inc.+                             800            9
Interactive Pictures Corp.+        400            9
Interim Services, Inc.+          1,530           25
Interliant, Inc.+                  900           11
Intermet Corp.                     800            8
International Integration, Inc.+   700           45
internet.com Corp.+                400            8
Interpublic Group of Companies,
 Inc.                            5,600          227
InterVu, Inc.+                     300           16
Intraware, Inc.+                   800           15
Intuit, Inc.+                    3,800          111
Invitrogen Corp.+                  400           10
IPC Communications, Inc.+          300           16
Iron Mountain, Inc.+               700           21
IT Group, Inc.+                    700            7
ITT Educational Services, Inc.+    500           10
iVillage, Inc.+                    400           10
Jacobs Engineering Group, Inc.+    600           21
John H. Harland Co.                700           13
Juno Online Services, Inc.+        600            9
Kana Communications, Inc.+         500           42
Keane, Inc.+                     1,500           35
Kelly Services, Inc. Class A       700           21
Kirby Corp.+                       800           14
Korn/Ferry International+          900           20
Kroll-O'Gara Co.+                  400            6
Kronos, Inc.+                      300           13
Labor Ready, Inc.+               1,100           11
Lamar Advertising Co.+             900           49
Lason, Inc.+                       300           11
Lhs, Inc.+                         800           23
Liberate Technologies+             900           61
Looksmart Ltd.+                  1,600           43
Luminant Worldwide Corp.+          500           20
Lycos, Inc.+                     1,800           96
Manpower, Inc.                   1,600           56
MapQuest.com, Inc.+                600            9
Marimba, Inc.+                     500           14
Marketing Services Group, Inc.+    800            9
Marketwatch.com, Inc.+             300           16

                                Number        Value
                               of Shares      (000s)
                               ---------    ---------
Mastech Corp.+                     900        $  15
MAXIMUS, Inc.+                     500           12
Mede America Corp.+                600           13
Medical Manager Corp.+             687           34
MedQuist, Inc.+                    700           22
MemberWorks, Inc.+                 500           13
Mentor Graphics Corp.+           1,300           10
Mercury Interactive Corp.+         800           65
MessageMedia, Inc.+              1,400           17
META Group, Inc.+                1,100           16
Metamor Worldwide, Inc.+           800           15
Metricom, Inc.+                    500           22
Metris Companies, Inc.             800           28
Metromedia International Group,
 Inc.+                           1,600            6
Micro Warehouse, Inc.+             200           12
Mobile Mini, Inc.+                 400            9
Modis Professional Services,
 Inc.+                           1,800           20
Multex.com, Inc.+                  500            8
National Data Corp.                700           17
National Processing, Inc.+       1,100           10
National Service Industries,
 Inc.                              800           26
NationsRent, Inc.+               1,600           10
Navigant Consulting Co.+           800           23
Neff Corp.+                        800            9
Net Perceptions, Inc.+             400            6
NETIQ Corp.+                       500           23
Netscout Systems, Inc.+            500           10
Network Associates, Inc.+        2,700           49
Network Solutions, Inc.+           600           71
Neurocrine Biosciences, Inc.+    1,400           10
New England Business Service, Inc. 200            5
NFO Worldwide, Inc.+             1,000           11
NOVA Corp.+                      1,400           36
Oceaneering International, Inc.+   800           11
Ogden Corp.                        900            8
Olsten Corp.                     1,600           16
Omnicom Group, Inc.              3,500          308
On Assignment, Inc.+               500           14
OneMain.com, Inc.+                 200            3
OnHealth Network Co.+            1,600           10
OrthAlliance, Inc.+              1,000            6
Orthodontic Centers of America,
 Inc.+                           1,000           14
Packeteer, Inc.+                   500           17
PAXAR Corp.+                     1,800           17
Paychex, Inc.                    5,000          197
Peapod, Inc.+                    1,400           14

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------

Pediatrix Medical Group, Inc.+     500       $    4
Pegasus Systems, Inc.+             400           17
Penwest Pharmaceuticals Co.+       900            8
Periphonics Corp.+                 400           15
Perot Systems Corp.+             1,700           30
Persistence Software, Inc.+        400            3
Pervasive Software, Inc.+          400            4
Pierce Leahy Corp.+                500           15
Pinnacle Holdings, Inc.+           900           22
Pittston Brink's Group             800           15
Plexus Corp.+                      500           13
Policy Management Systems Corp.+   700           13
Portal Software, Inc.+           1,500           98
Pre-Paid Legal Services, Inc.+     500           12
ProBusiness Services, Inc.+        500           13
Project Software & Development,
 Inc.+                             200           10
Protection One, Inc.+            2,100            4
Proxim, Inc.+                      400           19
PSINet, Inc.+                    1,400           50
PurchasePro.com, Inc.+             300           12
QRS Corp.+                         350           19
Quanta Services, Inc.+             600           17
Quest Education Corp.+           1,000            8
Quest Software, Inc.+              700           52
R. H. Donnelley Corp.              700           13
R.R. Donnelley & Sons Co.        2,600           63
RadiSys Corp.+                     200           11
Ramp Networks, Inc.+               400            4
Razorfish, Inc.+                   500           37
Red Hat, Inc.+                   1,400          124
Redback Networks, Inc.+            800           92
RemedyTemp, Inc.+                  600            6
Rent-A-Center, Inc.+               500            9
Rent-Way, Inc.+                    700           12
Republic Services, Inc.+         3,500           43
Reynolds & Reynolds Co., Class A 1,500           27
Ritchie Bros. Auctioneers, Inc.+   300           11
Robert Half International, Inc.+ 1,900           51
Rollins, Inc.                      800           13
Romac International, Inc.+       1,200            8
RSA Security, Inc.+                700           25
Rural/Metro Corp.+               1,100            7
S3, Inc.+                        1,400           14
Safety-Kleen, Corp.+             1,700           19
SAGA Systems, Inc.+                800           12
Sandisk Corp.+                     600           36
Sapient Corp.+                     600           77

                                Number        Value
                               of Shares      (000s)
                               ---------    ---------
Scient Corp.+                      700       $   87
SDL, Inc.+                         700           86
SEACOR SMIT, Inc.+                 200            9
Security Capital Group, Inc.+    1,000           14
Security First Technologies Corp.+ 600           24
SEI Investments Co.                300           29
Serena Software, Inc.+             400            7
The Service Master Co.           6,200           81
Siebel Systems, Inc.+            1,800          198
Silknet Software, Inc.+            400           32
Silverstream Software, Inc.+       300           16
Sitel Corp.+                       800            6
Sodexho Marriott Services, Inc.+ 1,300           24
SoftNet Systems, Inc.+             400            9
Software.com, Inc.+                800           54
SOFTWORKS, Inc.+                 1,900            6
The Source Information
  Management Co.+                1,000           12
Spartech Corp.                     500           14
Splitrock Services, Inc.+        1,200           26
SportsLine USA, Inc.+              600           22
StaffMark, Inc.+                 1,200            9
Standard Register Co.              600           13
StarMedia Network, Inc.+         1,100           32
StarTek, Inc.+                     400           18
Stericycle, Inc.+                1,100           17
Strayer Education, Inc.            500            9
Structural Dynamics Research
 Corp.+                            700            7
Sungard Data Systems, Inc.+      2,500           61
Sykes Enterprises, Inc.+           900           28
Sylvan Learning Systems, Inc.+   1,100           14
Symantec Corp.+                  1,200           57
Synopsys, Inc.+                  1,500           93
Syntel, Inc.+                    1,100            9
Syntroleum Corp.+                1,100            7
Tanning Technology Corp.+          400           14
Technology Solutions Co.+          800           16
TeleSpectrum Worldwide, Inc.+    1,500            6
Teletech Holdings, Inc.+         1,200           17
TenFold Corp.+                     700           16
Tetra Technology, Inc.+            825           13
Thermo TerraTech, Inc.+          1,500           10
TheStreet.com, Inc.+               600           12
TIBCO Software, Inc.+            1,200           47
TMP Worldwide, Inc.+               700           44
Transaction Network Services,
 Inc.+                             500           20
True North Communications, Inc.  1,000           40

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
TSI International Software Ltd.+   600      $    14
U.S. Office Products Co.+        1,400            4
United Rentals, Inc.+            1,400           26
URS Corp.+                         200            4
USWeb Corp.+                     1,500           58
Ventiv Health, Inc.+               433            3
VeriSign, Inc.+                  1,000          123
VERITAS Software Corp.+          3,500          378
Verity, Inc.+                      200           14
VerticalNet, Inc.+                 600           34
Viad Corp.                       1,900           47
Viant Corp.+                       500           50
VideoServer, Inc.+               1,200            6
VISTA Information Solutions,
 Inc.+                           1,500            6
Vitesse Semiconductor Corp.+     3,200          147
The Wackenhut Corp.                500            9
Wackenhut Corrections Corp.+       800           10
Wallace Computer Services, Inc.    800           18
Walter Industries, Inc.+           900           11
Waste Connections, Inc.+           500            8
Waste Management, Inc.          12,500          230
Westaff, Inc.+                   1,400           12
WestPoint Stevens, Inc.+         1,200           23
Whittman-Hart, Inc.+             1,100           42
Xceed, Inc.+                       500           11
Xoom.com, Inc.+                    400           25
Yahoo!, Inc.+                    5,166          925
Young & Rubicam, Inc.            1,500           69
Zebra Technologies Corp.,
 Class A+                          700           38
Ziff-Davis, Inc.+                2,100           31
Zixit Corp.+                       400           16
Zomax, Inc.+                     1,000           28
                                            -------
                                             16,393
                                            -------
------------------------------------------------------------
CHEMICAL -- 1.6%
------------------------------------------------------------
A. Schulman                        700           11
Aceto Corp.                        200            2
Advanced Technical Products, Inc.+ 200            3
AEP Industries, Inc.+              200            6
Air Products & Chemicals, Inc.   4,700          129
Albemarle Corp.                    900           16
Arch Chemicals, Inc.               500            7
Bio-Rad Laboratories, Inc.,
 Class A+                          300            7
Cabot Corp.                      1,300           24
Cambrex Corp.                      500           15
Carbide/Graphite Group, Inc.+    1,100            8
Celgene Corp.+                     400           12

                                Number       Value
                               of Shares    (000s)
                               ---------  -----------
Chemdex Corp.+                     600       $   23
Chemfab Corp.+                     500            8
Chemfirst, Inc.                    500           13
CK Witco Corp.                   2,224           21
Dexter Corp.                       500           18
Dow Chemical Co.                 4,400          520
E. I. du Pont de Nemours & Co.  21,295        1,372
Eastman Chemical Co.             1,600           62
Ferro Corp.                        700           14
Fuller                             200           11
Geon Co.                           400           10
Georgia Gulf Corp.                 600           13
Great Lakes Chemical Corp.       1,100           39
Gum Tech International, Inc.+      200            3
Hawkins Chemical, Inc.             900            7
Hercules, Inc.                   2,100           51
International Specialty Products,
 Inc.+                           1,400           11
Lilly Industries, Inc., Class A    800           11
Liqui-Box Corp.                    200           11
Lubrizol Corp.                   1,200           31
Lyondell Petrochemical Corp.     2,300           28
M. A. Hanna Co.                    900           10
Macdermid, Inc.                    600           20
Mastec, Inc.+                      500           16
McWhorter Technologies, Inc.+      200            3
Millennium Chemicals, Inc.       1,500           28
Minnesota Mining & Manufacturing
 Co.                             8,200          780
NCH Corp.                          300           14
NL Industries, Inc.              1,500           17
Oil-Dri Corp. of America           200            2
Olin Corp.                         900           12
OM Group, Inc.                     500           19
Omnova Solutions, Inc.+            600            4
Penford Corp.                    1,200           16
PPG Industries, Inc.             3,500          212
Praxair, Inc.                    3,200          150
Quaker Chemical Corp.              200            3
Regal Beloit                       500           11
Rogers Corp.+                      200            7
Rohm & Haas Co.                  4,353          166
RPM, Inc.                        2,200           26
Scotts Co., Class A+               300           12
Sequa Corp., Class A+              300           15
Sigma-Aldrich Corp.              2,100           60
Solutia, Inc.                    2,300           40
SurModics, Inc.+                   200            4
Techne Corp.+                      500           20

                                Number        Value
                               of Shares      (000s)
                               ---------    ---------
Terra Nitrogen Co., L.P.+        1,000       $    4
Tredegar Industries, Inc.          800           18
Tuscarora Plastics, Inc.           200            2
Twinlab Corp.+                     900            7
U.S. Plastic Lumber Corp.+       1,700           24
Union Carbide Corp.              2,600          159
Valspar Corp.                      900           27
W.R. Grace & Co.+                1,400           21
WD-40 Co.                          200            5
Wellman, Inc.                      600            9
Zoltek Companies, Inc.+            300            2
                                             ------
                                              4,462
                                             ------
------------------------------------------------------------
CONSTRUCTION -- 0.4%
------------------------------------------------------------
Apogee Enterprises, Inc.         1,000            6
Armstrong World Industries, Inc.   800           30
Blount International, Inc.+      1,200           18
Carbo Ceramics, Inc.               500           13
Centex Construction Products, Inc. 300           11
Centex Corp.                     1,300           35
Clayton Homes, Inc.              2,900           29
CMI Corp.                        1,100            8
Crane Co.                        1,400           29
Crossmann Communities, Inc.+       500            8
D.R. Horton, Inc.                1,300           15
DAL-Tile International, Inc.+    1,300           12
Florida Rock Industries, Inc.      300           10
Fluor Corp.                      1,500           60
Granite Construction, Inc.         500           10
Johns Manville Corp.             3,000           33
Justin Industries, Inc.            900           13
Kaufman & Broad Home Corp.         900           18
Lafarge Corp.                    1,300           39
M.D.C. Holdings, Inc.              700           11
Martin Marietta Materials, Inc.    900           35
Masco Corp.                      9,000          274
Morrison Knudsen Corp.+          1,500           14
NVR, Inc.+                         200            8
Owens Corning                    1,000           20
Palm Harbor Homes, Inc.+           500            8
Pitt-Des Moines, Inc.              500           11
Pulte Corp.                        800           16
Robertson-Ceco Corp.+            1,000            7
Sawtek, Inc.+                      800           33
Sherwin-Williams Co.             3,400           76
Simpson Manufacturing, Inc.+       300           12
Southdown, Inc.                    800           39

                                Number        Value
                               of Shares      (000s)
                               ---------    ---------
The Stanley Works                1,700       $   47
Stone & Webster, Inc.              500            8
T J International, Inc.            400           12
Toll Brothers, Inc.+               700           12
U.S. Home Corp.+                   500           14
United Dominion Industries,
 Ltd.                            1,000           21
USG Corp.                        1,000           50
Vulcan Materials Co.             2,000           83
Webb Del Corp.+                    400            9
Wesco International, Inc.+         800            6
West Teleservices, Corp.+        1,200           17
Westell Technologies, Inc.+      1,100            8
Yankee Candle Co., Inc.+         1,100           17
                                             ------
                                              1,265
                                             ------
------------------------------------------------------------
CONSUMER - DURABLE -- 0.4%
------------------------------------------------------------
Black & Decker Corp.             1,700           73
Boyds Collection Ltd.+           1,200           10
Champion Enterprises, Inc.+      1,100           10
Chromcraft Revington, Inc.+        800            9
Coachmen Industries, Inc.          700           10
Comfort Systems USA, Inc.+         700            5
Craftmade International, Inc.      700            5
Ethan Allen Interiors, Inc.        800           28
Falcon Products, Inc.            1,100           10
The First Years, Inc.            1,100            9
Flexsteel Industries, Inc.         600            8
Fortune Brands, Inc.             3,300          117
Furniture Brands International,
 Inc.+                           1,100           21
Genlyte Group, Inc.+               200            4
Harman International Industries,
 Inc.                              400           16
Haverty Furniture Companies, Inc.  800           11
Helen of Troy Ltd.+                800            7
Hillenbrand Industries, Inc.     1,300           43
IDG Books Worldwide, Inc.+         800           14
Information Holdings, Inc.+        700           13
Interface, Inc.                  1,200            5
Kimball International, Inc.,
 Class B                           800           13
Knoll, Inc.+                       900           25
La-Z-Boy Chair Co.               1,100           20
Leggett & Platt, Inc.            3,900           87
Linens 'N Things, Inc.+            700           28
Mac-Gray Corp.+                    900            4
Marvel Enterprises, Inc.+        1,500            8
Maytag Corp.                     1,800           72
Media Arts Group, Inc.+            900            4
Mestek, Inc.+                      700           14
                                                            79

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------    ---------
Mikasa, Inc.                       700       $    8
National Presto Industries,
 Inc.                              200            7
Newell Rubbermaid, Inc.          5,700          197
Nortek, Inc.+                      500           15
Playboy Enterprises, Inc.+         500           13
Racing Champions Corp.+          1,200            6
RARE Hospitality International
 Inc.+                             500           10
Select Comfort Corp.+            1,100            6
Shaw Industries, Inc.            2,800           43
Sturm, Ruger & Co., Inc.         1,100           10
Sunbeam Corp.+                   1,900            9
The Topps Company, Inc.+         1,200           12
Toro Co.                           200            7
Virco Mfg. Corp.                   880           13
Whirlpool Corp.                  1,600          111
Windmere Durable Holdings, Inc.+   200            3
                                             ------
                                              1,173
                                             ------
------------------------------------------------------------
CONSUMER - NONDURABLE -- 1.0%
------------------------------------------------------------
The 3DO Co.+                       600            4
A.T. Cross Co., Class A          1,000            5
Acclaim Entertainment, Inc.+     1,500           11
Action Performance Companies,
 Inc.+                             500           10
American Greetings Corp.,
 Class A                         1,400           36
AMF Bowling, Inc.+               1,617            7
Applebee's International, Inc.     500           14
Ascent Entertainment Group, Inc.+  700           12
barnesandnoble.com, inc.+          600           11
Brinker International, Inc.+     1,400           33
Buca, Inc.+                        800           10
Buffets, Inc.+                   1,200           11
Cbrl Group, Inc.                 1,200           16
CEC Entertainment, Inc.+           450           14
Cheesecake Factory+                500           15
CKE Restaurants, Inc.            1,200            8
Consolidated Products, Inc.+       800            9
Cytyc Corp.+                       800           32
Darden Restaurants, Inc.         2,700           51
Dave and Buster's, Inc.+           700            7
Del Monte Foods Co.+               900           13
Department 56, Inc.+               500            9
Electronic Arts, Inc.+           1,300          105
Enesco Group                       700            9
Factory 2-U Stores, Inc.+          400           10
Fastenal Co.                       700           25
Fresh Del Monte Produce, Inc.+     900            8
Garden Fresh Restaurant Corp.+     600            9

                                 Number       Value
                               of Shares     (000s)
                               ---------     ---------
Hasbro, Inc.                     3,900        $  80
IHOP Corp.+                        500            9
International Game Technology    1,700           32
Jack in the Box, Inc.+             700           17
JAKKS Pacific, Inc.+               400           16
Jostens, Inc.                      600           13
Keebler Foods Co.+               1,600           51
Lancaster Colony Corp.             800           28
Landry's Seafood Restaurants,
 Inc.+                           1,300           10
Lone Star Steakhouse & Saloon,
 Inc.+                             600            5
Luby's Cafeterias, Inc.            400            5
Mattel, Inc.                     8,400          112
McDonald's Corp.                27,400        1,130
Midway Games, Inc.+                700           14
Mohawk Industries, Inc.+         1,300           30
MP3.com, Inc.+                   1,300           63
NPC International, Inc.+           800           10
Oakley, Inc.+                    1,600           10
Oneida Ltd.                        500           12
Outback Steakhouse, Inc.+        1,500           34
Papa John's International, Inc.+   700           26
The Pepsi Bottling Group, Inc.   3,200           58
Performance Food Group Co.+        500           14
Premark International, Inc.      1,300           71
Regis Corp.                        700           13
Riviana Foods, Inc.                600           11
Ruby Tuesday, Inc.                 700           13
Russ Berrie & Co., Inc.            500           10
Ryan's Family Steak Houses,
 Inc.+                           1,100           12
SCP Pool Corp.+                    400            9
Sonic Corp.+                       500           14
Starbucks Corp.+                 3,700          101
Student Advantage, Inc.+           800           12
Taco Cabana, Inc., Class A+      1,000            9
Trans World Entertainment
 Corp.+                          1,500           16
Trex Medical Corp.+              1,100            3
Tricon Global Restaurants,
 Inc.+                           3,000          121
Vlasic Foods International,
 Inc.+                           1,400           11
Wendy's International, Inc.      2,500           60
Williams-Sonoma, Inc.+           1,200           64
                                            -------
                                              2,833
                                            -------
------------------------------------------------------------
CONTAINERS -- 0.2%
------------------------------------------------------------
ACX Technologies, Inc.+          1,000            8
Alltrista Corp.+                   200            5
Ball Corp.                         500           20
Bemis Co., Inc.                  1,100           38

                                Number       Value
                               of Shares    (000s)
                               ---------   -----------
Crown Cork & Seal Co., Inc.      2,400       $   57
EarthShell Corp.+                1,500            5
Gaylord Container Corp.+           700            4
Greif Brothers Corp., Class A+     500           14
Owens-Illinois, Inc.+            3,100           74
Sealed Air Corp.+                1,700           94
Silgan Holdings, Inc.+             600            9
Smurfit-Stone Container Corp.+   4,300           93
Sonoco Products                  2,100           50
U.S. Can Corp.+                    400            8
                                             ------
                                                479
                                             ------
------------------------------------------------------------
ELECTRONICS -- 8.1%
------------------------------------------------------------
Aavid Thermal Technologies, Inc.+  700           16
ADC Telecommunications, Inc.+    3,100          148
Adelphia Business Solutions, Inc.+ 400           11
Advanced Fibre Communications,
 Inc.+                           1,600           35
Advanced Micro Devices, Inc.+    3,000           59
AFC Cable Systems, Inc.+           200            8
Allen Telecom, Inc.+             1,500           14
Alpha Industries, Inc.+            300           17
Altera Corp.+                    4,000          194
American Power Conversion Corp.+ 3,800           85
American Superconductor Corp.+     700           12
Amkor Technology, Inc.+          2,300           46
Amphenol Corp.+                    400           24
Anadigics, Inc.+                   300           12
Analog Devices, Inc.+            3,500          186
Ancor Communications, Inc.+        600           19
Andrew Corp.+                    1,600           21
Anixter International, Inc.+       700           15
Applied Materials, Inc.+         7,500          674
Applied Micro Circuits Corp.+    1,000           78
Arguss Holdings, Inc.+             800           12
Arrow Electronics, Inc.+         2,000           44
Artisan Components, Inc.+        1,100           10
Asyst Technologies, Inc.+          200            8
Atmel Corp.+                     2,000           77
Atmi, Inc.+                        500           13
Avnet, Inc.                      1,146           62
AVX Corp.                        1,800           72
Aware, Inc.+                       500           16
Bel Fuse, Inc., Class A+           500           20
Belden, Inc.                       500            9
Bell Industries, Inc.              600            3
Benchmark Electronics, Inc.+       400            6
Broadcom Corp., Class A+         1,000          128

                                Number        Value
                               of Shares      (000s)
                               ---------    ----------
Burr Brown Corp.+                  700        $  28
C-Cor Electronics, Inc.            400           16
Cable Design Technologies Corp.+   600           12
Cadence Design Systems, Inc.+    4,900           74
CCC Information Services Group,
 Inc.+                           1,100           12
Coherent, Inc.+                    800           16
Cohu, Inc.                         400            8
CommScope, Inc.+                 1,000           40
Cree Research, Inc.+               600           26
CTS Corp.                          600           34
Cypress Semiconductor Corp.+     2,100           54
Dallas Semiconductor Corp.         600           35
Data Broadcasting Corp.+         1,100           13
Digital Microwave Corp.+         1,200           18
Dionex+                            500           22
DSP Communications, Inc.+          900           32
DSP Group, Inc.+                   200           10
Dupont Photomasks, Inc.+           300           15
e.spire Communications, Inc.+    1,100            8
Electro Scientific Industries,
 Inc.+                             300           16
Electroglas, Inc.+                 200            6
Electronic Data Systems Corp.    9,900          579
EMC Corp.+                      20,412        1,490
Emerson Electric Co.             8,700          523
ESS Technology, Inc.+            1,000           13
Exide Corp.                        900            8
FSI International, Inc.+         1,000            8
Gadzoox Networks, Inc.             400           19
General Cable Corp.                800            6
General Instrument Corp.+        3,400          183
General Semiconductor, Inc.+       200            2
Genrad, Inc.+                      700           13
Gerber Scientific, Inc.            500            9
Globespan, Inc.+                   300           22
Hadco Corp.+                       200            7
Harris Corp.                     1,600           36
HI/Fn, Inc.+                       300           11
Hollywood Entertainment Corp.+     900           13
Hutchinson Technology, Inc.+       500           13
Imation Corp.+                     800           25
Integrated Device Technology,
 Inc.+                           1,700           35
Intel Corp.                     66,816        5,174
International Rectifier Corp.+   1,100           21
JDS Uniphase Corp.+              1,600          267
Kemet Corp.+                       700           22
Kent Electronics Corp.+            600           12
KLA-Tencor Corp.+                1,700          135

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares     (000s)
                               ---------    --------
Kopin Corp.+                       200       $    8
Kulicke & Soffa Industries, Inc.+  500           15
L-3 Communications Holdings, Inc.+ 700           30
Lam Research Corp.+                800           68
Lattice Semiconductor Corp.+     1,000           35
Linear Technology Corp.          3,100          217
Littelfuse, Inc.+                  200            4
Loral Space & Communications
 Corp.+                          4,800           72
LSI Logic Corp.+                 2,900          154
LTX Corp.+                       1,400           22
Lucent Technologies, Inc.       61,952        3,980
Macromedia, Inc.+                  800           52
Maker Communications, Inc.+        300            8
Mattson Technology, Inc.+        1,100           14
Maxim Integrated Products,
 Inc.+                           2,800          221
MEMC Electronic Materials,
 Inc.+                           1,400           20
Methode Electronics, Inc.,
 Class A                           700           11
Micron Technology, Inc.+         5,000          357
Microsemi Corp.+                 1,500           12
MIPS Technology, Inc.+             800           23
MKS Instruments, Inc.+             600           13
Molex, Inc.                      3,100          113
Motorola, Inc.                  12,200        1,189
MRV Communications, Inc.+        1,100           24
National Semiconductor Corp.+    3,300           99
Netro Corp.+                       800           18
Network Event Theater, Inc.+       200            5
Niagara Mohawk Holdings, Inc.+   3,900           62
Nichols Research Corp.+            800           23
Omnipoint Corp.+                 1,000           83
Optical Cable Corp.+             1,200           15
Optical Coating Laboratory, Inc.   200           21
PE Corp-Celera Genomics Group+     600           23
PE Corp-Biosystems Group         2,000          130
PerkinElmer, Inc.                1,000           41
Pioneer - Standard Electronics,
 Inc.                              200            3
Pittway Corp., Class A             900           30
PLX Technology, Inc.+              500            8
Power Intergrations, Inc.+         200           20
Power-One, Inc.+                   400            8
Qlogic Corp.+                      800           83
QUALCOMM, Inc.+                  3,200          713
Remec, Inc.+                     1,000           10
SCI Systems, Inc.+               1,400           69
Scientific-Atlanta, Inc.         1,600           92
Semtech Corp.+                     600           23
Sensormatic Electronics Corp.+   1,500           23

                                Number        Value
                               of Shares      (000s)
                               ---------     ---------
Service Experts, Inc.+             800        $   5
Silicon Storage Technology,
 Inc.+                             200            3
Silicon Valley Group, Inc.+      1,000           12
Siliconix, Inc.+                   200           12
Smart Modular Technologies,
 Inc.+                           1,000           37
Snyder Communications, Inc.+     1,500           19
Solectron Corp.+                 5,400          406
Stoneridge, Inc.+                  600            9
Superior Telecommunications, Inc.  500            8
Symbol Technologies, Inc.        1,750           70
SymmetriCom, Inc.+               1,100            8
Technitrol, Inc.                   500           18
Tekelec, Inc.+                   1,200           15
Tektronix, Inc.                    900           30
Tellabs, Inc.+                   7,800          493
Teradyne, Inc.+                  3,400          131
Texas Instruments, Inc.         15,951        1,432
Thermo Electron Corp.+           3,100           42
Thomas & Betts Corp.             1,200           54
THQ, Inc.+                         200            8
TranSwitch Corp.+                  600           28
Triquint Semiconductor, Inc.+      450           36
Universal Electronics, Inc.+       500           12
Univision Communications, Inc.+  2,100          179
Varian Medical Systems, Inc.       500           11
Varian Semiconductor Equipment+    600           14
Varian, Inc.+                    1,300           25
Veeco Instruments, Inc.+           200            7
Vicor Corp.+                       900           25
Vishay Intertechnology, Inc.+    1,700           42
VISX, Inc.+                      1,300           81
Wink Communications, Inc.+         600           21
Xilinx, Inc.+                    3,100          244
                                            -------
                                             23,096
                                            -------
------------------------------------------------------------
ENERGY - RAW MATERIALS -- 1.1%
------------------------------------------------------------
Amcol International Corp.          400            5
Anadarko Petroleum Corp.         2,600           80
Apache Corp.                     2,300           90
Arch Coal, Inc.                    900           10
Atwood Oceanics, Inc.+             500           15
Baker Hughes, Inc.               6,600          184
Barrett Resources Corp.+           700           23
Basin Exploration, Inc.+           400            7
Benton Oil & Gas Co.+              400            1
BJ Services Co.+                 1,400           48
Buckeye Partners+                  500           13

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
Burlington Resources, Inc.       3,500       $  122
C&D Technologies, Inc.             500           16
Cabot Oil & Gas Corp., Class A     700           11
CAL Dive International, Inc.+      500           17
Callon Petroleum Co.               600            8
Constellation Energy Group       3,000           92
Cooper Cameron Corp.+            1,000           39
Dynegy, Inc.                     3,100           71
ENSCO International, Inc.        2,800           54
Enterprise Products Partners LP  1,100           21
EOG Resources, Inc.              3,000           62
Evergreen Resources, Inc.+         400            9
Forest Oil Corp.+                1,000           13
Friede Goldman Halter, Inc.+       700            6
Global Marine, Inc.+             3,400           52
Halliburton Co.                  8,900          335
Helmerich & Payne, Inc.            900           21
IRI International Corp.+           500            2
Key Energy Group, Inc.+            500            2
KEY Production Co., Inc.+          800            7
Louis Dreyfus Natural Gas Corp.+   700           14
Marine Drilling Company, Inc.+   1,200           19
McDermott International, Inc.    1,100           20
Metals USA, Inc.+                  500            4
Mitchell Energy & Development Corp.,
  Class A                          900           21
Nabors Industries, Inc.+         2,400           54
Newfield Exploration Co.+          800           24
Newpark Resources, Inc.+         1,600           10
Noble Affiliates, Inc.           1,200           30
Noble Drilling Corp.+            2,600           58
Nuevo Energy Co.+                  800           11
Occidental Petroleum Corp.       7,100          162
ONEOK, Inc.                        600           18
Parker Drilling Co.+               500            2
Penn Virginia Corp.                400            8
Plains All American Pipeline LP    700           13
Plains Resources, Inc.+            700           12
Prima Energy Corp.+                700           15
Remington Oil & Gas Corp.+         400            2
Rowan Companies, Inc.+           1,700           26
Santa Fe International Corp.     2,300           48
Schlumberger Ltd.               11,000          666
Sempra Energy                    4,800           98
Smith International+             1,000           35
Southwestern Energy Co.            300            2
Stone Energy Corp.+                300           15

                                Number        Value
                               of Shares     (000s)
                               ---------   ---------
Sunoco, Inc.                     1,900       $   46
Swift Energy Co.+                  200            2
Teppco Partners LP                 700           13
Tidewater, Inc.                  1,200           36
Titan Exploration, Inc.+           400            2
Tom Brown, Inc.+                   700           10
Trico Marine Services, Inc.+       300            2
Tuboscope Vetco International
 Corp.+                            900           10
Union Pacific Resources Group,
 Inc.                            5,000           72
Unit Corp.+                        300            2
UTI Energy Corp.+                  400            8
Valero Energy Corp.              1,200           22
Varco International, Inc.+       1,300           14
Vastar Resources, Inc.           1,900          112
Vintage Petroleum, Inc.          1,100           12
Weatherford International,
 Inc.+                           2,200           75
York Research Corp.+             1,100            4
                                             ------
                                              3,265
                                             ------
------------------------------------------------------------
FOOD & AGRICULTURE -- 3.2%
------------------------------------------------------------
7-Eleven, Inc.+                  7,700           15
Agribrands International, Inc.+    200            9
American Italian Pasta Co.,
 Class A+                          500           13
Aquarion Co.                       400           15
Archer-Daniels Midland Co.      12,315          152
Aurora Foods, Inc.+              1,300           17
Bestfoods, Inc.                  5,700          335
Bob Evans Farms, Inc.              700           10
Cadiz, Inc.+                     1,200           10
California Water Service Group     500           14
Campbell Soup Co.                8,800          396
Chiquita Brands International,
 Inc.                            1,600            8
Coca-Cola Bottling Co.             200           11
Coca-Cola Co.                   49,800        2,938
Coca-Cola Enterprises, Inc.      8,600          220
ConAgra, Inc.                    9,900          258
Consolidated-Tomoka Land Co.       600            7
Corn Products International, Inc.  700           23
Dean Foods Co.                     700           32
Delta & Pine Land Co.              900           26
Dole Food Co., Inc.              1,200           22
Dreyer's Grand Ice Cream, Inc.     600           10
E'Town Corp.                       300           14
Earthgrains Co.                    800           18
Fleming Companies, Inc.            900           11
Flowers Industries, Inc.         2,200           37
General Mills, Inc.              3,100          270

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number         Value
                               of Shares     (000s)
                               ---------    ---------
H.J. Heinz Co.                   7,300       $  349
Hershey Foods Corp.              2,800          141
Hormel Foods Corp.               1,500           65
IBP, Inc.                        1,800           43
IMC Global, Inc.                 2,200           28
International Home Foods, Inc.+  1,400           27
Interstate Bakeries Corp.        1,400           28
J & J Snack Foods Corp.+           500           10
J.M. Smucker Co., Class A          500           10
Kellogg Co.                      8,200          326
Lance, Inc.                        900           11
Maui Land & Pineapple Co.          400            8
McCormick & Co., Inc.            1,500           47
Michael Foods, Inc.                500           13
Midwest Grain Products, Inc.+      700            6
Monsanto Co.                    12,800          493
Nabisco Holdings Corp., Class A  1,000           37
Nash - Finch Co.                   900            6
Northland Cranberries            1,200            7
PepsiCo, Inc.                   29,400        1,020
Pilgrim's Pride Corp.            1,200           11
Pilgrim's Pride Corp., Class A     300            2
Quaker Oats Co.                  2,700          189
Ralcorp Holdings, Inc.+            700           14
Ralston-Ralston Purina Group     6,500          204
Rexall Sundown, Inc.+            1,300           14
Sanderson Farms, Inc.+           1,000           10
Sara Lee Corp.                  18,300          495
Smithfield Foods, Inc.+            800           18
Suiza Foods Corp.+                 700           25
SYSCO Corp.                      6,600          254
Tasty Baking Co.                   600            6
Tejon Ranch Co.                    600           16
Tootsie Roll Industries, Inc.      700           22
Tyson Foods, Inc.                4,500           69
Ultrak, Inc.+                    1,500            8
United Natural Foods, Inc.+      1,000            9
Universal Foods Corp.            1,000           19
US Foodservice+                  2,000           38
Whitman Corp.                    2,700           35
Whole Foods Market, Inc.+          600           20
Wm. Wrigley Jr. Co.              2,400          192
Worthington Foods, Inc.            700           17
Zapata Corp.+                    1,600            8
                                             ------
                                              9,261
                                             ------

                                Number       Value
                               of Shares    (000s)
                               ---------    ---------
------------------------------------------------------------
GOLD -- 0.1%
------------------------------------------------------------
Battle Mountain Gold Co.+        4,300       $   12
Comstock Resources, Inc.+        1,800            7
Golden Cycle Gold Corp.+           600            4
Homestake Mining Co.             5,200           44
Meridian Gold, Inc.+             1,300            9
Newmont Mining Corp.             3,400           75
                                             ------
                                                151
                                             ------
------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 9.8%
------------------------------------------------------------
Abbott Laboratories             30,600        1,235
Abgenix, Inc.+                     200            9
Acuson Corp.+                      800            8
Alkermes, Inc.+                    500           18
Allergan, Inc.                   1,400          150
Alpharma, Inc., Class A            600           21
Alterra Healthcare Corp.+        1,200            7
ALZA Corp.+                      2,100           90
American Home Products Corp.    26,400        1,379
American Retirement Corp.+         700            3
Ameripath, Inc.+                 1,000            7
Amerisource Health Corp.+          900           13
Amgen, Inc.+                    10,200          813
Andrx Corp.+                       700           33
Arrow International, Inc.          500           14
Atrix Labs, Inc.+                1,000            5
Aviron+                            500           12
Barr Laboratories, Inc.+           500           15
Bausch & Lomb, Inc.              1,100           59
Baxter International, Inc.       5,900          383
Becton, Dickinson & Co.          5,000          127
Bergen Brunswig Corp.            2,600           19
Beverly Enterprises, Inc.+       1,300            5
Bindley Western Industries, Inc.   533            7
Bio-Technology General Corp.+      300            3
Biocryst Pharmaceuticals, Inc.+    200            5
Biogen, Inc.+                    3,000          222
Biomatrix, Inc.+                   500           11
Biomet, Inc.                     2,300           69
Block Drug Co.                     500           17
Bone Care International, Inc.+     800            9
Boston Scientific Corp.+         8,400          169
Bristol-Myers Squibb Co.        40,000        3,072
Brookdale Living Communities+      500            6
C.R. Bard, Inc.                  1,000           54
Cardinal Health, Inc.            5,400          233

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
Caremark Rx, Inc.+               4,000      $    19
Carter-Wallace, Inc.               900           16
Cephalon, Inc.+                    500            8
ChiRex, Inc.                       500           14
Chiron Corp.+                    3,600          103
CLOSURE Medical Corp.+             600            8
Cognex Corp.+                      800           24
Columbia / HCA Healthcare Corp. 11,400          275
Conmed Corp.+                      500           12
Cooper Companies, Inc.             600           15
COR Therapeutics, Inc.+          1,100           22
Corixa Corp.+                    1,100           14
Coulter Pharmaceutical, Inc.+      500            8
Covance, Inc.+                   1,000           10
Coventry Health Care, Inc.+        900            5
Datascope Corp.+                   500           18
Diagnostic Products Corp.          600           14
Digene Corp.+                      600            8
drkoop.com, Inc.+                  600            7
Dura Pharmaceuticals, Inc.+      1,200           15
Duramed Pharmaceuticals, Inc.+   1,000            8
Eclipse Surgical Technologies,
 Inc.+                             200            2
Eli Lilly & Co.                 22,000        1,515
Entremed, Inc.+                    500           12
Enzo Biochem, Inc.+                400            9
Enzon, Inc.+                     1,000           29
First Health Group Corp.+        1,100           26
Focal, Inc.+                     1,900           10
Forest Laboratories, Inc.+       1,700           78
Foundation Health Systems,
 Inc.+                           2,200           15
GelTex Pharmaceuticals, Inc.+      500            6
Genentech, Inc.+                 2,100          306
Genzyme Corp.+                   1,700           65
Genzyme Surgical Products+         496            3
Gilead Sciences, Inc.+             865           55
Guidant Corp.                    6,100          301
Haemonetics Corp.+                 700           13
Hanger Orthopedic Group, Inc.+     800           10
Health Management Associates, Inc.,
  Class A+                       5,100           45

Health Management Systems, Inc.+ 1,400            6
HealthSouth Corp.+               8,000           46
Henry Schein, Inc.+                800           10
Hologic, Inc.+                   1,000            3
Human Genome Sciences, Inc.+       500           44
Humana, Inc.+                    3,300           23
ICN Pharmaceuticals, Inc.        1,500           34

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
Icos Corp.+                        900        $  26
IDEC Pharmaceuticals Corp.+        500           58
Idexx Laboratories, Inc.+          800           12
ImClone Systems+                   500           14
Immucore, Inc.+                    600            7
Immunex Corp.+                   3,400          214
IMS Health, Inc.                 6,400          186
Incyte Pharmaceuticals, Inc.+      700           13
Inhale Therapeutic Systems+        500           14
Invacare Corp.                     600           13
IVAX Corp.+                      2,200           39
Johnson & Johnson               27,030        2,831
Jones Medical Industries, Inc.     800           25
King Pharmaceuticals, Inc.         700           21
LifePoint Hospitals, Inc.+       1,100           13
Ligand Pharmaceuticals, Inc.+    1,300           11
Lincare Holdings, Inc.+          1,200           34
The Liposome Co., Inc.+            700            6
Mallinckrodt, Inc.               1,400           48
Manor Care, Inc.+                2,100           33
Maxicare Health Plans, Inc.+     1,400            6
Maxim Pharmaceuticals, Inc.+       900            8
McKesson HBOC, Inc.              5,700          114
Medicis Pharmaceutical Corp.,
  Class A+                         700           21
Medimmune, Inc.+                 1,100          123
Medtronic, Inc.                 23,700          821
Mentor Corp.                       700           16
Merck & Co., Inc.               47,400        3,771
Mid Atlantic Medical Services,
 Inc.+                           1,200            7
Millennium Pharmaceuticals+        700           49
Minimed, Inc.+                     600           45
Minntech Corp.                   1,000           10
Mylan Laboratories, Inc.         2,600           47
Myriad Genetics, Inc.+             700           13
NBTY, Inc.+                      1,300           10
Neurogen Corp.+                    600           10
North American Vaccine, Inc.+    1,300            7
Northfield Laboratories, Inc.+     600            8
NPS Pharmacuticals, Inc.+        1,000            4
OEC Medical Systems, Inc.+         200            7
Omnicare, Inc.                   1,700           16
Onyx Pharmaceuticals, Inc.+        900            8
Organogenesis, Inc.+             1,100            8
Osteotech, Inc.+                   700            9
Owens & Minor Holding, Inc.
  Holding Co.                      800            7

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number       Value
                               of Shares     (000s)
                               ---------    ----------
Oxford Health Plans, Inc.+       1,700        $  20
Oxigene, Inc.+                     900           14
PacifiCare Health Systems, Inc.+   900           35
Parexel International Corp.+     1,000           10
Patterson Dental Co.+              700           32
Perclose, Inc.+                    300           15
Perrigo Co.+                     1,500           11
Pfizer, Inc.                    78,200        3,089
Pharmaceutical Product
  Development, Inc.+               700            7
Pharmacia & Upjohn, Inc.           182           10
Pharmacopeia, Inc.+                800           12
Pharmacyclics, Inc.+               200            7
Pharmaprint, Inc.+               1,000            3
Priority Healthcare Corp.,
 Class B+                          400            8
Protein Design Labs, Inc.+         800           32
Province Healthcare Co.+           500            8
PSS World Medical, Inc.+         1,200            9
Quest Diagnostic, Inc.+            700           20
Quintiles Transnational Corp.+   2,100           39
Quorum Health Group, Inc.+       1,500           12
Renal Care Group, Inc.+            800           15
ResMed, Inc.+                      500           17
Respironics, Inc.+               1,000            8
Roberts Pharmaceutical Corp.+      700           23
SafeScience, Inc.+                 600           11
Safeskin Corp.+                  1,400           12
Schein Pharmaceutical, Inc.+     1,100            9
Schering-Plough Corp.           29,700        1,470
Sepracor, Inc.+                    700           58
Serologicals Corp.+              1,000            4
Service Corp. International      5,400           52
Shared Medical Systems Corp.       600           23
Sola International, Inc.+          700           10
St. Jude Medical, Inc.+          1,700           47
Steris Corp.+                    1,400           19
Stryker Corp.                    1,900          117
Summit Technology, Inc.+           900           14
Sunrise Assisted Living, Inc.+     300            3
Sunrise Medical, Inc.+           1,200            7
SuperGen, Inc.+                    700           20
Sybron International Corp.+      2,100           50
Syncor International Corp.+        400           15
Tenet Healthcare Corp.+          6,300          122
Thermedics, Inc.+                1,300            7
Total Renal Care Holdings, Inc.+ 1,800           13
Transkaryotic Therapies, Inc.+     500           23

                                Number        Value
                               of Shares     (000s)
                               ---------     ---------
Triad Hospitals, Inc.+           1,100        $  11
Triangle Pharmaceuticals, Inc.+    700           11
Trigon Healthcare, Inc.+           800           23
United Healthcare Corp.          3,500          181
United Payors & United Providers,
 Inc.+                             700           12
Universal Health Services,
 Class B+                          600           18
US Oncology, Inc.+               2,516           11
Vertex Pharmaceuticals, Inc.+      600           17
Veterinary Centers of America,
 Inc.+                             800            9
Vical, Inc.+                       700           10
Viropharma, Inc.+                1,000           21
Warner-Lambert Co.              17,300        1,381
Watson Pharmaceuticals, Inc.+    2,000           63
Wellpoint Health Networks, Inc.+ 1,300           75
West Pharmaceutical Services, Inc. 200            7
Xomed Surgical Products, Inc.+     300           18
                                            -------
                                             27,784
                                            -------
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.8%
------------------------------------------------------------
Alberto-Culver Co., Class B      1,200           28
Avon Products, Inc.              5,200          168
Bush Boake Allen, Inc.+            500           12
Chattem, Inc.+                     300            5
Church & Dwight Co., Inc.          800           21
Clorox Co.                       4,800          196
Colgate-Palmolive Co.           11,700          708
Dial Corp.                       2,100           49
Estee Lauder Companies, Inc.,
 Class A                         2,500          117
French Fragrances, Inc.+           700            5
Gillette Co.                    21,900          793
Guest Supply, Inc.+                600            8
International Flavors &
 Fragrances, Inc.                2,200           84
Libbey, Inc.                       500           13
Nu Skin Asia Pacific, Inc.+        700            8
Playtex Products, Inc.+          1,200           14
Procter & Gamble Co.            26,800        2,811
Revlon, Inc.+                      800            8
Tupperware Corp.                 1,200           24
USA Detergents, Inc.+            1,400            7
                                            -------
                                              5,079
                                            -------
------------------------------------------------------------
INSURANCE -- 3.3%
------------------------------------------------------------
20th Century Industries          1,700           34
Aetna, Inc.                      2,900          146
AFLAC, Inc..                     5,300          271
Alfa Farmers Federation Corp.      800           14
Alleghany Corp.+                   100           19
                                                            86

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
Allmerica Financial Corp.        1,100      $    63
Allstate Corp.                  16,100          463
AMBAC Financial Group, Inc.      1,500           90
American Annuity Group, Inc.       800           14
American Financial Group, Inc.   1,300           39
American General Corp.           5,000          371
American Heritage Life
  Investment Corp.                 500           19
American International Group,
 Inc.                           31,325        3,225
American National Insurance Co.    600           41
AmerUs Life Holdings, Inc.,
 Class A                           500           12
Aon Corp.                        5,200          185
Argonaut Group, Inc.               500           12
Arthur J. Gallegher & Co.          300           16
AXA Financial, Inc.              9,000          289
Baldwin & Lyons, Inc., Class B     600           12
Brown & Brown                      300           10
Capital Re Corp.                   800           11
Chicago Title Corp.                500           22
Chubb Corp.                      3,547          195
CIGNA Corp.                      4,100          306
Cincinnati Financial Corp.       3,300          118
CNA Financial Corp.+             3,700          138
CNA Surety Corp.                   900           10
Commerce Group, Inc.               700           18
Conseco, Inc.                    6,600          160
Delphi Financial Group, Inc.,
 Class A+                          500           16
E.W. Blanch Holdings               200           13
Enhance Financial Services Group,
  Inc.                             800           15
Erie Indemnity Co., Class A      1,400           45
Farm Family Holdings, Inc.+        400           16
FBL Financial Group, Inc., Class A 700           13
First United Corp.                 900           13
Foremost Corp. of America          500           14
FPIC Insurance Group, Inc.+        500            8
Fremont General Corp.            1,300           11
Frontier Insurance Group, Inc.   1,100           10
Guarantee Life Companies, Inc.     300            9
Harleysville Group, Inc.           800           14
Hartford Financial Services
 Group, Inc.                     4,500          233
Hartford Life, Inc., Class A       600           31
HCC Insurance Holdings, Inc.       900           10
Hilb, Rogal & Hamilton Co.         400           10
Horace Mann Educators Corp.        800           23
HSB Group, Inc.                    600           23
Jefferson-Pilot Corp.            2,200          165
Kansas City Life Insurance Co.     400           16

                                Number        Value
                               of Shares      (000s)
                               ---------    ---------
LandAmerica Financial Group, Inc.  500        $   9
Liberty Corp.                      300           14
Lincoln National Corp.           4,100          189
Markel Corp.+                      100           17
Marsh & McLennan Companies, Inc. 5,400          427
MBIA, Inc.                       2,000          114
Medical Assurance, Inc.+           500           12
Mercury General Corp.            1,000           28
MGIC Investment Corp.            2,100          125
MIIX Group, Inc.                   400            6
MMI Companies, Inc.                800            7
Mony Group, Inc.                   900           28
National Western Life Insurance Co.,
  Class A+                         100            9
Nationwide Financial Services, Inc.,
  Class A                          500           19
Ohio Casualty Corp.              1,200           20
Old Republic International Corp. 2,600           36
Orion Capital Corp.                400           20
Penn Treaty American Corp.+        500            9
Penn-America Group, Inc.           900            7
Pico Holdings, Inc.+               400            7
Presidential Life Corp.            700           13
PMI Group, Inc.                    950           49
Proffessionals Group, Inc.+        200            5
Progressive Corp.                1,500          139
Protective Life Corp.            1,200           43
Provident Bancorp, Inc.            800           34
Reinsurance Group of America, Inc. 700           23
Reliastar Financial Corp.        1,700           73
Risk Capital Holdings, Inc.+       200            3
RLI Corp.                          500           17
SAFECO Corp.                     2,700           74
SCPIE Holdings, Inc.               500           18
Selective Insurance Group, Inc.    700           13
Sierra Health Services, Inc.+      800            6
St. Paul Companies, Inc.         4,600          147
Stancorp Financial Group           800           20
State Auto Financial Corp.       1,000           11
Sterling Financial Corp.           400           15
Superior National Insurance Group+ 800           10
Torchmark Corp.                  2,600           81
Transatlantic Holdings, Inc.       700           53
Travelers Property Casualty Corp.,
  Class A                        1,200           43

Trenwick Group, Inc.               500           10
Triad Guaranty, Inc.+              200            4
                                                            87

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number        Value
                               of Shares     (000s)
                               ---------   ----------
UICI+                              900      $    24
Unitrin, Inc.                    1,500           56
UnumProvident Corp.              4,814          159
Vesta Insurance Group, Inc.      2,300            9
W. R. Berkley Corp.                500           11
Wesco Financial Corp.              100           28
Xl Capital Ltd., Class A+          183           10
Zenith National Insurance Corp.    400            9
                                             ------
                                              9,344
                                             ------
------------------------------------------------------------
MEDIA -- 3.5%
------------------------------------------------------------
4 Kids Entertainment, Inc.+        400           29
A.H. Belo Corp., Class A         2,300           47
Ackerly Group, Inc.                800           13
Actv, Inc.+                      1,100           17
Adelphia Communications Corp.,

  Class A+                       1,901          104
Amc Entertainment, Inc.+           700            9
AMFM, Inc.+                      3,898          273
Applied Graphics Technologies+   1,100            8
Banta Corp.                        500           11
BHC Communications, Inc., Class A+ 500           80
Big Flower Holdings, Inc.+         400           12
Cablevision Systems Corp.,
 Class A+                        2,100          142
CBS Corp.+                      14,100          688
CD Radio, Inc.+                    500           13
Central Newspapers, Inc., Class A  700           30
Chris-Craft Industries, Inc.+      700           49
Citadel Communications Corp.+      600           29
City Holding Co.                   500            8
Clear Channel Communications,
 Inc.+                           6,700          539
CNET, Inc.+                      1,400           66
Comcast Corp., Class A          15,100          636
Cox Communications, Inc.+       10,635          483
Cox Radio, Inc., Class A+          300           21
Cumulus Media, Inc.+               500           18
Cymer, Inc.+                       700           26
Dick Clark Productions, Inc.+      900           11
Dow Jones & Co., Inc.            1,800          111
The E.W. Scripps Company,
 Class A                         1,600           74
Efficient Networks, Inc.+          800           34
Emusic.com, Inc.+                  600            8
Entercom Communications Corp.+     600           30
Fox Entertainment Group, Inc.+   2,500           54
Gannett Co., Inc.                5,700          440
Gartner Group, Inc., Class B+    1,951           18
Gaylord Entertainment Co.          600           20

                                Number       Value
                               of Shares    (000s)
                               ---------   ----------
GC Cos., Inc.+                     300       $    9
Gray Communication Systems, Inc.   700           13
Gray Communication Systems, Inc.,
  Class B                          200            3
Harcourt General, Inc.           1,500           58
Harte-Hanks Communications, Inc. 1,400           28
Hearst-Argyle Television, Inc.+  1,100           22
Hispanic Broadcasting Corp.+     1,000           81
Hollinger International, Inc.    2,200           23
Houghton Mifflin Co.               700           30
Infinity Broadcasting Corp.+     3,100          107
Insight Communications+          1,000           24
IXC Communications, Inc.+          700           30
John Wiley & Sons, Inc., Class A 1,200           20
Jones Intercable, Inc., Class A+   800           44
Journal Register Co.+              900           13
King World Productions, Inc.+    1,200           47
Knight-Ridder, Inc.              1,600          102
Lee Enterprises, Inc.              800           24
Liberty Digital, Inc., Class A+    700           22
Loews Cineplex Entertainment
 Corp.+                          1,400           10
Macrovision Corp.+                 600           34
McClatchy Newspapers, Inc.,
 Class A                           800           31
McGraw-Hill Companies, Inc.      4,000          239
Media General, Inc., Class A       600           33
Mediaone Group+                 12,100          860
Meredith Corp.                   1,100           39
Metro Goldwyn Mayer, Inc.+       3,100           57
New York Times Co., Class A      3,400          137
Oak Industries, Inc.+              300           12
On Command Corp.+                  600           10
Outdoor Systems, Inc.+           3,700          157
PanAmSat Corp.+                    400           16
Parkervision, Inc.+                400            9
Paxson Communications Corp.+     1,000           12
Pegasus Communications Corp.+      200            9
Penton Media, Inc.                 700           13
Primedia, Inc.+                  2,800           31
Reader's Digest Association, Inc.,
  Class A                        2,200           71

Salem Communications Corp.+        400           10
Scholastic Corp.+                  400           19
SFX Entertainment, Inc.,
 Class A+                        1,150           40
Sinclair Broadcast Group, Inc.+  1,200           12
Time Warner, Inc.               25,900        1,805
Times Mirror Co., Series A       1,300           94
Tribune Co.                      4,800          288

                                Number        Value
                               of Shares     (000s)
                               ---------     ---------
TV Guide, Inc.+                  1,500      $    79
United Television, Inc.            100           13
USA Networks, Inc.+              2,800          126
Valassis Communications, Inc.+   1,200           52
Valuevision International, Inc.+   700           23
Viacom, Inc., Class B+          13,900          622
Washington Post Co.                300          160
Westwood One, Inc.+              1,600           74
Young Broadcasting, Inc.+          300           14
                                            -------
                                             10,062
                                            -------
------------------------------------------------------------
MISCELLANEOUS -- 0.4%
------------------------------------------------------------
1-800-flowers+                     600            8
Alteon Websystems, Inc.+           700           50
Amercan National Can Group, Inc. 1,000           13
Be, Inc.+                        1,400            8
BioMarin Pharmaceuticals, Inc.+    600            9
Bluestone Software, Inc.+          300           11
Braun Consulting+                  600           16
Capitol Federal Financial        1,600           16
CIRCOR International, Inc.+        350            3
Commerce One, Inc.+                400           69
Corinthian Colleges, Inc.+         400            8
Cuno, Inc.+                        200            4
Digital Island+                    800           54
Ditech Communications Corp.+       200           18
E-loan, Inc.+                      800           16
Epiphany, Inc.+                    500           43
Fairchild Semiconductor
  International, Inc., Class A+  1,200           30
Informatica Corp.+                 200           14
Intercept Group, Inc.+             500            7
Interdent, Inc.+                 1,400           12
InterWorld Corp.+                  500           21
IXL Enterprises, Inc.+           1,400           59
Keynote Systems, Inc.+             400           18
Liquid Audio+                      400           14
Mail.com, Inc.+                    900           13
Media Metrix+                      400           19
Mortgage.com, Inc.+                900            8
National Information Consortium,
 Inc.+                           1,100           36
Network Access Solutions Corp.+    900           12
Netzero, Inc.+                   2,000           41
ON2.COM, Inc.+                   1,400           16
Paradyne Networks Corp.+           500           15
Phone.com, Inc.+                   700          144
Radio One, Inc.+                   400           20

                                Number       Value
                               of Shares    (000s)
                               ---------    ---------
Reckson Service Industries, Inc.+  600      $    12
Too, Inc+                          742           12
Tumbleweed Communications Corp.+   400           10
U.S. Interactive, Inc.+            600           22
United Therapeutics Corp.+         500           15
UnitedGlobalCom Inc.,Class A+      700           61
Virginia Capital Bancshares, Inc.  400            6
Vitria Technology, Inc.+           600           40
Wit Capital Group, Inc.+           400            7
                                             ------
                                              1,030
                                             ------
------------------------------------------------------------
MISCELLANEOUS FINANCE -- 6.0%
------------------------------------------------------------
Advanta Corp., Class A             700           12
Advest Group, Inc.                 400            8
Affiliated Managers Group, Inc.+   500           13
Alliance Capital Management LP+  3,500           96
Allied Capital Corp.             1,200           24
American Express Co.             9,100        1,401
AmeriCredit Corp.+               1,400           24
Ameritrade Holding Corp.,
  Class A+                       3,300           54
AMRESCO, Inc.+                   2,400            7
Actrade International Ltd.+      1,000           18
Associates First Capital Corp.  14,700          537
Bear Stearns Companies, Inc.     2,400          102
Bedford Property Investors         600           11
Berkshire Hathaway, Inc.,
  Class A.+                         30        1,917
Boca Resorts, Inc., Class A+     1,000           10
Cabot Industrial Trust             700           14
Capital One Financial Corp.      4,000          212
Cash America International, Inc. 1,300           12
Charles Schwab Corp.            16,500          642
Charter One Financial, Inc.      4,749          117
CIT Group, Inc.                  3,200           76
Citigroup, Inc.                 68,200        3,691
Commercial Federal Corp.         1,300           26
CompuCredit Corp.+                 800           20
Cornerstone Realty Income Trust    900            9
Countrywide Credit Industries,
 Inc.                            2,300           78
Duff & Phelps Credit Rating, Inc.  200           15
Dain Rauscher Corp.                400           21
Delta Financial Corp.+           1,500            6
Dime Bancorp., Inc.              2,200           39
Donaldson, Lufkin, & Jenrette,
 Inc.                            2,600          135
Doral Financial Corp.              800           10
Dun & Bradstreet Corp.           3,200           94
Eaton Vance Corp.                  700           24

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number       Value
                               of Shares     (000s)
                               ---------    ----------
Edwards, Inc.                    1,800        $  54
E*Trade Group, Inc.+             4,700          112
Everest Reinsurance Holdings,
 Inc.                              900           23
Fannie Mae                      20,700        1,465
Federated Investors              1,700           29
Fidelity National Financial, Inc.  700           11
Financial Federal Corp+            500           11
Financial Security Assurance
  Holdings Ltd.                    700           39
Finova Group, Inc.               1,300           57
First American Financial Corp.   1,200           18
First Sentinel Bancorp, Inc.     1,500           12
Franklin Resources, Inc.         5,000          175
Freddie Mac                     14,000          757
Freedom Securities Corp.           700           10
Gabelli Asset Management, Inc.+    700           10
Golden State Bancorp, Inc.+      2,700           56
Goldman Sachs Group, Inc.        1,400           99
Hambrecht and Quist Group, Inc.+   600           30
Healthcare Services Group+         900            7
Heller Financial, Inc.             859           20
Household International, Inc.    9,700          433
Imperial Credit Industries+      1,900           10
Investment Technology Group, Inc.+ 600           16
Investors Financial Services Corp. 400           15
Jefferies Group, Inc               500           11
John Nuveen Co., Class A           700           25
Jones Lang LaSalle, Inc.+          800           10
JSB Financial, Inc.                200           12
JWGenesis Financial Corp.+         900           13
Knight/Trimark Group, Inc.,
 Class A+                        2,100           55
LabOne, Inc.                     1,050            9
LaBranche & Co., Inc.+             900           12
Legg Mason, Inc.                 1,200           44
Lehman Brothers Holdings, Inc.   2,500          184
Leucadia National Corp.          1,200           28
Liberty Financial Companies, Inc.  900           22
LNR Property Corp.                 700           14
Mail Well Holdings, Inc.+          900           12
MBNA Corp.                      16,200          448
Merrill Lynch & Co., Inc.        7,500          589
MicroFinancial, Inc.             1,000           11
Morgan Keegan, Inc.                700           13
Morgan Stanley Dean Witter
  Discover & Co.                11,500        1,269
National Discount Broker Group,
 Inc.+                             400           10
NCO Group, Inc.+                   761           32
New Century Financial Corp.+       600            8

                                Number        Value
                               of Shares      (000s)
                               ---------     ----------
NextCard, Inc.+                  1,000       $   31
Northwest Bancorp, Inc.          1,500           12
NVEST LP                           800           16
Ocwen Financial Corp.+           2,920           20
Paine Webber Group, Inc.         3,000          122
PEC Israel Economic Corp.+         400           14
Phoenix Investment Partners, Ltd.1,200           10
Pimco Advisors Holdings LP         900           31
Pioneer Group, Inc.+               800           10
Price Enterprises, Inc.+         1,000            8
Profit Recovery Group
  International, Inc.+             900           37
Providian Financial Corp.        2,900          316
Radian Group Inc.                  759           40
Raymond James Financial, Inc.    1,100           22
Resource America, Inc.           1,200            9
Richmond County Financial Corp.    600           11
Sabre Group Holdings, Inc.+        500           22
Siebert Financial Corp.            800           11
SLM Holding Corp.                3,300          161
Southwest Securities Group         330            8
Sovereign Bancorp, Inc.          2,960           26
Starwood Financial, Inc.+          800           20
Student Loan Corp.                 500           24
T. Rowe Price Associates, Inc.   2,400           85
TCF Financial Corp.              1,600           47
TeleBanc Financial Corp.+          700           17
U.S. Trust Corp.                   300           24
UniCapital Corp.                 1,300            2
United Asset Management Co.      1,100           23
Waddell & Reed Financial, Inc.,
 Class A                         1,300           31
Washington Federal, Inc.         1,200           27
Webster Financial Corp.            700           20
WFS Financial, Inc.+               600           12
White Mountain Insurance Group,
 Inc.+                             100           13
World Acceptance Corp.+          1,400            7
Wyndham International, Inc.+     3,200            9
                                            -------
                                             17,073
                                            -------
------------------------------------------------------------
NON-FERROUS METALS -- 0.3%
------------------------------------------------------------
Alcoa, Inc.                      7,400          450
Asarco, Inc.                       700           21
Commercial Metals Co.              500           16
Commonwealth Industries, Inc.    1,300           13
Cyprus Amax Minerals Co.           700           14

                                Number        Value
                               of Shares      (000s)
                               ---------    ----------
Engelhard Corp.                  2,500       $   44
Freeport-McMoRan Copper &
  Gold, Inc., Class B            3,300           55
Kaiser Aluminum Corp.+           1,300            8
MAXXAM, Inc.+                      200            9
Minerals Technologies, Inc.        400           17
Mueller Industries, Inc.+          700           22
Phelps Dodge Corp.               2,165          122
Reliance Steel & Aluminum Co.      650           14
Reynolds Metals Co.              1,200           73
Salton, Inc.+                      400           11
Southern Peru Copper Corp.       1,000           16
Stillwater Mining Co.+             700           14
Titanium Metals Corp.            1,400            8
USEC, Inc.                       1,900           17
Wolverine Tube, Inc.+              700           10
                                              -----
                                                954
                                              -----
------------------------------------------------------------
OIL - DOMESTIC -- 0.8%
------------------------------------------------------------
Amerada Hess Corp.               1,800          103
Ashland, Inc.                    1,700           56
Atlantic Richfield Co.           6,500          606
Belco Oil & Gas Corp.+             900            6
Berry Petroleum, Class A+        1,000           13
Conoco Inc., Class B             7,200          195
Consol Energy, Inc.              1,500           17
Cross Timbers Oil Co.              800            9
Crystal Gas Storage, Inc.+         100            5
Devon Energy Corp.               1,602           62
Diamond Offshore Drilling, Inc.  2,800           89
Frontier Oil Corp.+                900            5
Geoscience Corp., Class A+         200            1
Global Industries, Ltd.+         1,800           14
Gulf Island Fabrication, Inc.+     600            6
Houston Exploration Co.+           500           10
HS Resources, Inc.+                600            9
Kerr-McGee Corp.                 1,800           97
Meridian Resource Corp.          1,600            7
Midcoast Energy Resources+         100            2
Murphy Oil Corp.                   900           50
National-Oilwell, Inc.+          1,100           15
Patina Oil & Gas Corp.             800            7
Patterson Energy, Inc.+            900           12
Phillips Petroleum Co.           5,100          237
Pioneer Natural Resources Co.+   2,000           19
Pogo Producing Co.                 800           16
Pool Energy Services Co.+          700           15

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
Pride International, Inc.+       1,500        $  21
R&B Falcon Corp.+                3,900           49
Santa Fe Snyder Corp.+           3,400           29
St. Mary Land & Exploration Co.    400           10
Superior Energy Services+          900            6
Tesoro Petroleum Corp.+            600            7
Tosco Corp.                      3,100           78
Trans Montaigne Oil, Inc.+         900           10
Transocean Offshore, Inc.        2,100           57
Ultramar Diamond Shamrock Corp.  1,800           44
Unocal Corp.                     4,900          169
UNOVA, Inc.+                     1,000           13
USX-Marathon Group               6,300          183
                                             ------
                                              2,359
                                             ------
------------------------------------------------------------
OIL - INTERNATIONAL -- 2.5%
------------------------------------------------------------
Chevron Corp.                   13,200        1,205
Conoco, Class A                  3,200           88
EEX Corp.                        1,200            4
Exxon Corp.                     49,000        3,629
Mobil Corp.                     15,800        1,525
Texaco, Inc.                    11,200          687
                                             ------
                                              7,138
                                             ------
------------------------------------------------------------
OPTICAL & PHOTO -- 0.2%
------------------------------------------------------------
Anacomp, Inc.+                     200            3
Avid Technology, Inc.+             200            2
BMC Industries, Inc.               700            4
C-Cube Microsystems, Inc.+         800           36
Dentsply International, Inc.     1,100           26
Eastman Kodak Co.                6,400          441
Ingram Micro, Inc., Class A+     1,400           16
Ocular Sciences, Inc.+             500            9
Photronics, Inc.+                  600           13
Polaroid Corp.                     900           20
Ultratech Stepper, Inc.+           200            3
Wesley Jessen VisionCare, Inc.+    500           13
                                              -----
                                                586
                                              -----
------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.9%
------------------------------------------------------------
Boise Cascade Corp.              1,200           43
Bowater, Inc.                    1,000           53
Buckeye Technology, Inc.+          800           12
Caraustar Industries, Inc.         500           12
Champion International Corp.     1,900          110
Chesapeake Corp.                   500           15
Consolidated Papers, Inc.        1,900           59

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
CSS Industries, Inc.+              400       $    9
Fort James Corp.                 4,400          116
Georgia-Pacific Corp.            1,600           38
Georgia-Pacific Group            3,400          135
International Paper Co.          8,300          437
Kimberly-Clark Corp.            10,766          680
Longview Fibre Co.               1,200           14
Louisiana-Pacific Corp.          2,000           25
Mead Corp.                       2,100           76
Pentair, Inc.                    1,000           38
PH Glatfelter Co.                1,000           15
Potlatch Corp.                     600           25
Rayonier, Inc.                     600           25
Rock Tennessee Co., Class A      1,000           15
Schweitzer-Mauduit International,
 Inc.                              900           11
Shorewood Packaging                700            9
St. Joe Co.                      1,700           41
Temple Inland, Inc.              1,100           64
Thermo Fibertek, Inc.+           1,100            8
Wausau Mosinee Paper Corp.         900           11
Westvaco Corp.                   2,100           62
Weyerhaeuser Co.                 4,100          245
Willamette Industries, Inc.      2,300           96
                                             ------
                                              2,499
                                             ------
------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 5.3%
------------------------------------------------------------
Advanced Energy Industries, Inc.+  500           21
Ag-Chem Equipment, Inc.+           700            8
AGCO Corp.                       1,200           13
Airgas, Inc.+                    1,300           12
Albany International Corp.,
 Class A+                          900           14
Allied Signal, Inc.             11,100          632
American Standard Corp.+         1,500           57
AMETEK, Inc.                       600           12
Andersons, Inc.                    600            5
Applied Industrial Technologies,
 Inc.                              400            6
Applied Power, Inc., Class A       900           26
AptarGroup, Inc.                   700           19
Artesyn Technologies+              800           16
Arthrocare Corp.+                  300           22
Astec Industries, Inc.+            500           12
Atchison Casting Corp.+            900            9
Aurora Biosciences Corp.+        1,200           15
Avery Dennison Corp.             2,300          144
Bacou USA, Inc.+                   500            8
Baldor Electric, Co.               800           16
Ballantyne of Omaha, Inc.+         900            5

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
Barnes Group, Inc.                 500        $  10
Beckman Coulter, Inc.              600           28
Blyth Industries, Inc.+            900           23
Boise Cascade Office Products
 Corp.+                          1,300           13
Boston Acoustics, Inc.             800            9
Brady Corp., Class A               500           15
Briggs & Stratton Corp.            500           29
C3, Inc.+                          700            7
CardioThoracic Systems, Inc.+      600           10
Case Corp.                       1,500           80
Caterpillar, Inc.                7,100          392
Chromatics Color Sciences+         800            5
ChromaVision Medical Systems,
  Inc.+                            800           13
CIENA Corp.+                     2,800           99
CLARCOR, Inc.                      700           12
Collins & Aikman Corp.           1,300            8
Columbus Mckinnon Corp.            500            6
Compx International, Inc.+         800           15
Cooper Industries, Inc.          1,900           82
Corning, Inc.                    5,000          393
Credence Systems Corp.+            500           23
CTB International Corp.+         1,100            7
Cyberonics, Inc.+                1,200           17
Dayton Superior Corp. Class A+     800           13
Deere & Co.                      4,800          174
Diamond Technology Partners,
 Inc.+                             200           13
Digital Lightwave, Inc.+         1,300           22
DII Group, Inc.+                   600           22
The Dixie Group, Inc.+           1,100            7
Donaldson Co., Inc.                900           21
Dover Corp.                      4,200          179
Dril-Quip, Inc.+                   500           12
DT Industries, Inc.              1,200            6
Dycom Industries, Inc.+            600           20
E-tek Dynamics, Inc.+            1,400           93
Elcor Corp.                        450           11
Emulex Corp.                       400           62
Farr Co.+                          900            7
Federal Signal Corp.             1,000           19
Fisher Scientific International+   800           20
Flowserve Corp.                    800           14
FMC Corp.+                         700           28
Foster Wheeler Corp.               900           10
Franklin Electric Corp.            200           14
Gasonics International Corp.+    1,100           18
General Electric Co. (b)        66,100        8,961
Gleason Corp.                      800           14

                                Number       Value
                               of Shares    (000s)
                               ---------   ----------
Graco, Inc.                        500        $  17
Hardinge, Inc.                     800           12
Harsco Corp.                       800           24
Hawk Corp.                       1,200            5
Helix Technology Corp.             400           16
Herman Miller, Inc.              1,600           35
Hexcel Corp.+                      300            2
Hon Industries, Inc.             1,300           26
Howmet International, Inc.+      1,900           28
Hubbell, Inc., Class B           1,400           39
Hughes Supply, Inc.                500           11
Husmann International, Inc.        900           14
IDEX Corp.                         600           15
IGEN International, Inc.+          600           15
Illinois Tool Works, Inc.        5,000          366
IMCO Recycling, Inc.               600            9
Ingersoll-Rand Co.               3,400          178
Intermagnetics General Corp.+    1,300            8
Ionics, Inc.+                      400           12
ITT Industries, Inc.             1,800           62
Jabil Circuit, Inc.+             1,800           94
JLG Industries, Inc.               900           12
Johnson Controls, Inc.           1,800          109
Kaydon Corp.                       600           15
Kennametal, Inc.                   600           17
Laser Vision Centers, Inc.+        600            5
LCA-vision, Inc.+                1,400            6
Lennox International, Inc.       1,100           11
Lincoln Electric Co., Class A    1,000           22
Lindsay Manufacturing Co.          800           16
Lydall, Inc+                       600            4
Magnatek, Inc.+                  1,500           10
Manitowoc Co., Inc.                600           18
Mark IV Industries, Inc.         1,100           21
Matthews International Corp.,
 Class A                           400           10
Maverick Tube Corp.+             1,000           19
Meade Instruments Corp.+           400           10
Mechanical Technology, Inc.+       600           13
Micrel, Inc.+                      800           44
Milacron, Inc.                     800           13
Millipore Corp.                  1,000           32
Mine Safety Appliances Co.         300           20
MSC Industrial Direct, Inc.+     1,000           10
NACCO Industries, Inc., Class A    300           14
Network Peripherals, Inc.+         600           17
Nordson Corp.                      300           13
Novoste Corp.+                     600           10

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
Onix Systems, Inc.+              2,500      $    14
Pall Corp.                       2,500           55
Park Ohio Holdings Corp.+          800            8
Parker-Hannifin Corp.            2,200          101
Penn Engineering & Manufacturing
 Corp.                             500           12
Performance Technologies, Inc.+    600           13
Polycom, Inc.+                     700           35
Powell Industries, Inc.+         1,500           11
Powerwave Technologies, Inc.+      500           33
Precision Castparts Corp.          600           18
PRI Automation, Inc.+              500           20
Printronix, Inc.+                  600           12
Puerto Rican Cement Co., Inc.      400           14
Quanex Corp.                       400            9
Quixote Corp.                      800           12
Rare Medium Group, Inc.+           800           12
Rayovac Corp.+                     500           12
Research Frontiers, Inc.+          800            8
Rofin-Sinar Technologies, Inc.+  1,000            7
Roper Industries, Inc.             600           19
Safeguard Scientifics, Inc.+       700           59
Sanmina Corp.+                   1,100           99
Satcon Technology Corp.+         1,000           10
Sauer, Inc.                        200            3
Scott Technologies, Inc.+          700           13
Shaw Group, Inc.+                  200            5
SLI, Inc.+                         600            6
Snap-On, Inc.                    1,400           43
SonoSite, Inc.+                    400           12
Specialty Equipment Companies,
 Inc.+                             500           10
SpeedFam-IPEC, Inc.+               600            7
Springs Industries, Inc.           400           16
SPS Technologies, Inc.+            300            9
SPX Corp.+                         700           59
Standex International Corp.        500           10
Steelcase, Inc.                    200            3
Stewart & Stevenson Services       700            9
Sunrise Technologies
  International+                   900            6
Tecumseh Products Co., Class A     500           24
Teleflex, Inc.                     700           24
Tennant Co.                        300           10
Tenneco, Inc.+                   3,400           54
Terex Corp.+                       500           13
Texas Industries, Inc.             500           18
Thermo Bioanalysis Corp.+          900           15
Thermo Ecotek Corp.+               300            2
Thermo Instrument Systems, Inc.+ 2,300           22

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
Thermo Optek Corp.+              1,600      $    14
Thermoquest Corp.+               1,000           11
Thomas Industries Inc.             500            9
Thoratec Labs Corp.+             1,100            8
Three-Five Systems, Inc.+        1,100           37
The Timken Co.                   1,200           22
Trex Co., Inc.+                    500           12
Trinity Industries, Inc.           800           24
TriPath Imaging, Inc.+             700            3
Tut Systems, Inc.+                 300           10
U.S. Industries, Inc.            1,800           27
UCAR International, Inc.+          900           18
Universal Forest Products, Inc.    400            6
Valhi, Inc.                      2,400           26
Valmont Industries, Inc.           600           10
W.W. Grainger, Inc.              1,900           81
Waters Corp.+                    1,300           69
Watsco, Inc.                       700            7
Watts Industries, Inc., Class A    700           10
WMS Industries, Inc.+              700            9
Woodward Governor Co.              200            5
Wyman Gordon Co.+                  400            8
York International Corp.           800           19
Young Innovations, Inc.+           600            9
                                            -------
                                             15,047
                                            -------
------------------------------------------------------------
RAILROAD & SHIPPING -- 0.4%
------------------------------------------------------------
Alexander & Baldwin, Inc.          800           19
Burlington Northern Santa Fe
 Corp.                           9,400          300
C.H. Robinson Worldwide, Inc.      800           27
CSX Corp.                        4,300          176
Florida East Coast Industry, Inc.  700           26
GATX Corp.                         900           30
Greenbrier Co., Inc.               200            2
Halter Marine Group, Inc.+       1,500            8
Kansas City Southern Industries,
 Inc.                            2,300          109
MotivePower Industries, Inc.+      800           10
Newport News Shipbuilding, Inc.    700           21
Norfolk Southern Corp.           7,600          186
Overseas Shipholding Group, Inc. 1,000           13
RailTex, Inc.+                     200            3
Transportation Technologies
  Industries, Inc.+                600            9
Union Pacific Corp.              5,000          279
Westinghouse Air Brake Co.         600           11
Wisconsin Central Transportation
 Corp.+                            900           12
                                            -------
                                              1,241
                                            -------

                                Number       Value
                               of Shares    (000s)
                              ---------    -------
------------------------------------------------------------
REAL PROPERTY -- 1.0%
------------------------------------------------------------
Alexandria Real Estate Equities,
 Inc.                              500       $   14
AMB Property Corp.               1,800           36
American Health Properties         800           16
American Real Estate Partners
 LP+                             1,300           10
American Realty Trust, Inc.        700           12
Amresco Capital Trust, Inc.      1,300           11
Apartment Investment &

  Management Co.                 1,400           53
Archstone Communities Trust      2,800           56
Arden Realty, Inc.               1,300           26
AvalonBay Communities, Inc.      1,300           42
Avatar Holdings, Inc.+             500            9
Boston Properties, Inc.          1,300           39
Bradley Real Estate, Inc.          700           12
Brandywine Realty Trust            700           12
BRE Properties, Class A          1,000           23
Burnham Pacific Property, Inc.   1,500           15
Camden Property Trust              800           22
Capstead Mortgage Corp.          1,700            7
Carey Diversified LLC              700           12
Carramerica Realty Corp.         1,400           31
Catellus Development Corp.+      2,000           24
CB Richard Ellis Services+         600            7
CBL & Associates Properties        500           11
Center Trust, Inc                1,000           10
Centerpoint Properties Corp.       500           16
Chateau Communities, Inc.          600           15
Chelsea GCA Realty, Inc.           300            9
Colonial Properties Trust          500           13
Cornerstone Properties           2,400           35
Correctional Properties Trust      600            8
Cousins Properties, Inc.           700           22
Crescent Real Estate Equity Co.  2,300           38
Crestline Capital Corp.+           800           18
CV Real Estate Investment Trust,
 Inc.                            1,000           12
Developers Diversified Realty    1,200           17
Duke-Weeks Realty Corp.          2,290           45
Dynex Capital, Inc.+             1,200            8
Eastgroup Properties               500            9
Equity Inns, Inc.                1,400           11
Equity Office Properties Trust   5,100          113
Equity One, Inc.                   800            8
Equity Residential Properties
 Trust                           2,600          109
Essex Property Trust, Inc.         400           13
Fairfield Communities, Inc.+     1,000           12
Federal Realty Investment Trust    700           13

                                Number       Value
                               of Shares    (000s)
                               ---------    ---------

FelCor Lodging Trust, Inc        1,300        $  22
First Industrial Realty Trust      700           17
First Washington Realty Trust      600           12
Forest City Enterprises, Inc.      600           15
Franchise Finance Corp.          1,000           22
Gables Residential Trust           500           12
General Growth Properties        1,100           32
Getty Realty Corp.               1,000           12
Glenborough Realty Trust, Inc.     700            9
Glimcher Realty Trust              600            9
Golf Trust of America LP           500            9
Grove Property Trust             1,000           12
Health Care Real Estate Investment
  Trust, Inc.                      700           13
Health Care Property Investors,
 Inc.                              600           16
Healthcare Realty Trust, Inc.      700           13
Highwoods Properties, Inc.       1,300           31
Home Properties of NY, Inc.        500           13
Homestore.com, Inc.+             1,400           66
Hospitality Properties Trust     1,100           23
Host Marriott Corp.              4,400           40
HRPT Properties Trust            2,500           23
Hugoton Royalty Trust            1,000           10
IndyMac Mortgage Holdings, Inc.  1,600           22
Innkeepers USA Trust             1,100            9
IRT Property Co.                 1,200           10
JDN Realty Corp.                   600           11
JP Realty, Inc.                    500            9
Keystone Property Trust            400            6
Kilroy Realty Corp.                500           10
Kimco Realty Corp.               1,300           44
Koger Equity, Inc.                 700           11
Lennar Corp.                     1,100           18
Liberty Property Trust           1,300           30
LTC Propertys, Inc.              1,000           11
Macerich Co.                       700           14
Mack-Cali Realty Corp.           1,200           31
Manufactured Home Communities      500           12
Meditrust Corp.                  2,900           23
Meristar Hospitality Corp.         900           14
Mid-America Apartment Communities  500           11
Mills Corp.                        500            9
National Golf Properties, Inc.     500           11
National Health Investors          700           11
Nationwide Health Properties,
 Inc.                            1,100           18
New Plan Excel Realty Trust      1,800           31

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
Newhall Land & Farming Co.         600        $  15
Omega Healthcare Investors         500           10
Pacific Gulf Properties, Inc.      500           10
PAN Pacific Retail Properties,
 Inc.                              600           11
Parkway Properties, Inc./MD        300            9
PMC Commercial Trust               700            8
Post Properties, Inc.              800           31
Premier Parks, Inc.+             1,500           43
Prentiss Properties Trust          800           17
Prison Realty Trust, Inc.        2,300           23
Prologis Trust                   3,300           64
Ps Business Parks, Inc./CA         500           11
Public Storage, Inc.             2,600           63
Realty Income Corp.                500           11
Reckson Associates Realty          700           13
Regency Realty Corp.             1,200           24
RFS Hotel Investors, Inc.          900           11
Rouse Co.                        1,400           31
Senior Housing Properties Trust    250            3
Shurgard Storage Centers, Inc.     600           14
Simon Property Group, Inc.       3,400           78
SL Green Realty Corp.              500            9
Smith Residential                  400           14
Sovran Self Storage, Inc.          500           11
Spieker Properties, Inc.         1,200           42
Storage USA, Inc.                  600           17
Summit Properties, Inc.            600           11
Sun Communities, Inc.              300           10
Sunstone Hotel Investors, Inc.   1,200           11
Tanger Factory Outlet Centers      500           11
Taragon Realty Investors, Inc.   1,300           19
Taubman Centers, Inc.              900           10
Trammell Crow Co.+                 900           13
Trinet Corporate Realty Trust      500           12
United Dominion Realty Trust     1,900           21
United Park City Mines+            200            6
Universal Health Realty Income     500            8
Urban Shopping Centers, Inc.       400           10
Vornado Realty Trust             1,700           54
Walden Residential Properties,
 Inc.                              700           15
Washington Real Estate
  Investment Trust                 700           11
Weingarten Realty Investment       600           23
Westfield America, Inc.          1,400           19
                                             ------
                                              2,718
                                             ------

                                Number       Value
                               of Shares    (000s)
                               ---------   ---------
------------------------------------------------------------
RETAIL -- 6.2%
------------------------------------------------------------
99 Cents Only Stores+              600        $  18
Abercrombie & Fitch Co.+         2,000           55
Albertson's, Inc.                8,468          307
Amazon.com, Inc.+                6,800          480
American Eagle Outfitters, Inc.+   900           39
Ames Department Stores, Inc.+      600           19
AnnTaylor Stores Corp.+            600           26
Ashford.com, Inc.+                 300            3
Authentic Fitness Corp.          1,000           19
AutoZone, Inc.+                  3,000           80
Aviall, Inc.                       800            7
Barnes & Noble, Inc.+            1,400           29
Bebe Stores, Inc.                  500           13
Bed, Bath & Beyond, Inc.+        2,900           97
Best Buy Co., Inc.+              4,100          228
Beyond.com Corp.+                  700            6
Big Entertainment, Inc.+           800           14
BJ's Wholesale Club, Inc.+       1,500           46
The Bombay Co., Inc.+            1,700            7
Borders Group, Inc.+             1,400           18
Brown Shoe Company, Inc.           600           11
Burlington Coat Factory
  Warehouse Corp.                  900           15
Cameron Ashley Building
  Products+                      1,000            9
Casey's General Stores, Inc.       900           12
The Cato Corp., Class A            900           10
Cdnow, Inc.+                       700            9
Central Garden & Pet Co.+        1,300            9
Charming Shoppes, Inc.+          2,000           10
Cheap Tickets, Inc.+               500            8
The Children's Place Retail
 Stores, Inc.+                     600           16
Circuit City Stores, Inc.        4,000          171
Claire's Stores, Inc.            1,000           18
Coldwater Creek, Inc.+             700           17
CompUSA, Inc.+                   1,600            9
Consolidated Stores Corp.+       2,200           40
Cost Plus, Inc.+                   500           18
Costco Wholesale Corp.+          4,400          353
Creative Computers, Inc.+        1,400            9
CVS Corp.                        8,000          348
D&K Healthcare Resources, Inc.+    400            6
Dayton Hudson Corp.              8,900          575
DEB Shops, Inc.                    500           11
Delhaize America, Inc.           3,266           61
Dillards, Inc., Class A          2,200           42
Dollar General Corp.             4,500          119

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
Dollar Tree Stores, Inc.+        1,300        $  57
The Dress Barn, Inc.+              200            4
Drugstore.Com+                     800           29
Duane Reade, Inc.+                 500           13
eBay, Inc.+                      2,500          338
Egghead.com, Inc.+               1,600           15
Electronics Boutique Holdings
 Corp.+                            800           16
Etec Systems, Inc.+                500           19
Etoys, Inc.+                     2,300          137
Family Dollar Stores, Inc.       3,400           70
Federated Department Stores,
 Inc.+                           4,200          179
Gap, Inc.                       17,200          639
Genesco, Inc.+                   1,000           13
Global Imaging Systems, Inc.+      800           11
Goody's Family Clothing, Inc.+   1,300           13
Gottschalks Inc.+                1,000            9
Great Atlantic & Pacific Tea Co.,
 Inc.                              800           23
Guitar Center, Inc.+             1,100           10
Handleman Co.+                   1,000           16
Hannaford Bros. Co., Inc.          800           56
Harmonic, Inc.+                    600           36
Heilig-Meyers Co.                1,800            8
Home Depot, Inc.                29,900        2,257
Homebase, Inc.+                  1,200            5
IKON Office Solutions            2,800           19
Insight Enterprises, Inc.+         500           19
Intertan, Inc.+                    500           11
Intimate Brands, Inc.            4,970          204
J. Baker Inc.                    1,100            6
J.C. Penney Co., Inc.            5,400          137
Jo-Ann Stores, Inc., Class A+      700           10
Kmart Corp.+                     9,800           99
Kohl's Corp.+                    3,300          247
Kroger Co.+                     16,800          350
Lands' End, Inc.                   600           46
Limited, Inc.                    4,400          181
Longs Drug Stores, Inc.            800           22
Lowe's Companies, Inc.           7,600          418
Marsh Supermarkets, Inc.         1,000           11
May Department Stores Co.        6,700          232
Metromedia Fiber Network, Inc.,
  Class A+                       3,805          126
Michaels Stores, Inc.+             600           20
Movado Group, Inc.                 500           11
Multiple Zones International,
 Inc.+                           1,600            9
Musicland Stores Corp.+          1,200            9
The Neiman-Marcus Group, Inc.,
  Class A+                         900           22

                                Number       Value
                               of Shares    (000s)
                               ---------  ----------
The Neiman Marcus Group, Inc.,
  Class B+                         451        $  10
Nordstrom, Inc.                  2,900           72
Office Depot, Inc.+              7,500           93
OfficeMax, Inc.+                 1,900           10
Onsale Inc+                        700           12
Payless Shoesource, Inc.+          700           32
Pep Boys-Manny, Moe, & Jack        900           11
Petco Animal Supplies, Inc.+       800            9
Pier 1 Imports, Inc.             1,600           10
Pomeroy Computer Resources,
 Inc.+                           1,100           11
Priceline.com, Inc.+             3,000          181
Restoration Hardware, Inc.+      1,000           10
Rite Aid Corp.                   5,200           46
Ross Stores, Inc.                1,800           37
Ruddick Corp.                      900           15
Rush Enterprises, Inc.+            500            7
Safeway, Inc.+                  10,200          360
Saks, Inc.+                      2,800           48
School Specialty, Inc.+            800           12
Schultz SAV O Stores, Inc.         800           12
Sears, Roebuck & Co.             7,600          214
Shop At Home, Inc.                 200            2
ShopKo Stores, Inc.+               600           15
Skymall, Inc.+                   1,300           11
Sotheby's Holdings, Inc.,
 Class A                         1,100           32
Spiegel, Inc., Class A+          2,500           36
Stamps.com, Inc.+                  800           46
Staples, Inc.+                   9,300          206
Stein Mart, Inc.+                1,700           11
Sunglass HUT International,
 Inc.+                           1,100           13
SUPERVALU, Inc.                  2,708           57
Systemax Inc.+                   1,300           11
Tandy Corp.                      3,800          239
Tiffany & Co., Inc.              1,400           83
TJX Companies, Inc.              6,500          176
Toys "R" Us, Inc.+               5,000           71
Tractor Supply Co.+                500           10
Tuesday Morning Corp.+             800           18
Ubid, Inc.+                        640           23
Unifirst Corp.                     900           11
United Stationers, Inc.+           700           18
Value America, Inc.+               800           10
Value City Department Stores,
 Inc.+                             700           11
Venator Group, Inc.+             2,500           18
Wal-Mart Stores, Inc.           89,800        5,091
Walgreen Co.                    20,300          511

                                Number       Value
                               of Shares    (000s)
                              ---------    ---------
Weis Markets, Inc.                 800      $    27
West Marine, Inc.+               1,000            9
Whitehall Jewellers, Inc.+         400           10
Wild Oats Markets, Inc.+           300           11
Winn-Dixie Stores, Inc.          3,000           81
Zale Corp.+                        700           29
                                            -------
                                             17,708
                                            -------
------------------------------------------------------------
STEEL -- 0.1%
------------------------------------------------------------
AK Steel Holding Corp.           2,627           45
Allegheny Teledyne, Inc.         3,700           56
Bethlehem Steel Corp.+           2,300           16
Carpenter Technology Corp.         500           12
Citation Corp.+                    200            3
Cleveland-Cliffs, Inc.             300            9
Gibraltar Steel Corp.+             200            5
Lone Star Technologies, Inc.+    1,000           21
LTV Corp.                        1,700            6
Material Sciences Corp.+           800           10
National Steel Corp., Class B    1,200            7
NS Group, Inc.+                    900            9
Nucor Corp.                      1,700           88
Roanoke Electric Steel Corp.       800           13
Ryerson Tull, Inc.                 500           10
Steel Dynamics, Inc.+              900           12
Steel Technologies, Inc.           700            8
USX-U.S. Steel Group, Inc.       1,800           46
Worthington Industries, Inc.     1,900           32
                                            -------
                                                408
                                            -------
------------------------------------------------------------
TELEPHONE -- 7.8%
------------------------------------------------------------
Adaptive Broadband Corp.+          500           18
Adtran, Inc.+                      800           30
Advanced Communications
  Group, Inc.+                     300            2
Aerial Communications, Inc.+     1,200           51
Allegiance Telecom, Inc.+        1,300           90
Alltel Corp.                     6,235          519
American Tower Corp., Class A+   2,900           55
ANTEC Corp.+                       700           34
Arch Communications Group+         500            3
Aspect Telecommunications Corp.+ 1,500           38
Associated Group, Inc., Class A+   500           34
AT&T Corp.                      64,400        3,011
Bell Atlantic Corp.             31,300        2,033
BellSouth Corp.                 38,000        1,710
Boston Communications Group+     1,300            7

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                              ----------    ----------
Caprock Communications Corp.+      700      $    20
Centennial Cellular Corp.+         700           39
CenturyTel, Inc.                 2,900          117
CFW Communication Co.              500           11
Cidco, Inc.+                       200            3
Cincinnati Bell, Inc.+           2,700           56
Commnet Cellular, Inc.+            500           16
Commonwealth Telephone
  Enterprises, Inc.+               500           27
COMSAT Corp.                       452            8
Conestoga Enterprise, Inc.         200            4
Convergent Communications, Inc.+   200            2
Copper Mountain Networks+          500           37
CT Communications, Inc.            200           10
D & E Communications, Inc.         400            8
Destia Communications, Inc.+       200            3
Emmis Communications Corp.,

  Class A+                         300           22
Excel Switching Corp.+             700           25
FirstCom Corp.+                    300            3
Focal Communications Corp.+      1,200           25
General Communication, Inc.+       500            2
Global Crossing Ltd.+            6,560          227
Globix Corp.+                      200            7
GST Telecommunications, Inc.+    1,300            9
GTE Corp.                       19,700        1,478
Hickory Tech Corp.                 200            3
ICG Communications, Inc.+          800           13
IDT Corp.+                         500           11
Inet Technologies, Inc.+           800           31
Inter Tel, Inc.                    600           10
Interdigital Communications Corp.+ 500            3
Intermedia Communications, Inc.+ 1,000           26
International Telecommunication
  Data Systems, Inc.+              300            3
ITC DeltaCom, Inc.+              1,100           26
IXNET, Inc.+                       900           13
JFAX.COM, Inc.+                    400            2
Leap Wireless International,
  Inc.+                            800           31
Level 3 Communications, Inc.+    6,800          465
MCI WorldCom, Inc.+             37,833        3,247
McLeodUSA, Inc., Class A+        3,100          138
MGC Communications, Inc.+          500           14
Net2Phone, Inc.+                   200           11
Network Plus Corp.+              1,000           12
Nextel Communications, Inc.,
  Class A+                       6,700          577

                                 Number      Value
                               of Shares    (000s)
                              ----------   ---------
NEXTLINK Communications, Inc.,
  Class A+                       1,400        $  84
North Pittsburgh Systems, Inc.     200            3
Northeast Optic Network, Inc.+     300           11
Northpoint Communications+       2,300           62
NTL, Inc.+                       2,075          156
P-Com, Inc.+                       400            2
Pacific Gateway Exchange, Inc.+    500           11
Pagemart Wireless, Inc.+           400            2
PairGain Technologies, Inc.+     1,400           17
Plantronics, Inc.+                 300           18
Powertel, Inc.+                    700           41
Price Communications Corp.+      1,155           25
Primus Telecommunications
  Group, Inc.+                     700           15
Qwest Communications
  International, Inc.+          14,100          508
RCN Corp.+                       1,500           72
SBC Communications, Inc.        68,962        3,513
Sprint Corp. (FON Group)        17,400        1,293
Sprint Corp. (PCS Group)+        8,900          738
STAR Telecommunications, Inc.+   1,400           11
TALK.com, Inc.+                  1,200           19
Telephone & Data Systems, Inc.   1,300          150
Teligent, Inc.+                    200            9
Tessco Technologies, Inc.+         400            7
Time Warner Telecom, Inc.,
 Class A+                          500           13
U.S. Cellular Corp.+             1,800          159
US LEC Corp.+                      200            6
US WEST, Inc.                   10,100          617
Viatel, Inc.+                      700           23
Voicestream Wireless Corp.+      2,000          198
Western Wireless Corp., Class A+   900           48
Winstar Communications, Inc.+    1,100           43
World Access, Inc.+              1,200           15
                                            -------
                                             22,319
                                            -------
------------------------------------------------------------
TOBACCO -- 0.5%
------------------------------------------------------------
800-Jr Cigar, Inc.+                200            2
Brooke Ltd.                        725           11
Loew's Corp.                     2,100          149
Nabisco Group Holdings Corp.     6,500           83
Philip Morris Companies, Inc.   48,300        1,217
R.J. Reynolds Tobacco Holdings,
 Inc.                            2,066           45
Universal Corp.                    600           14
UST, Inc.                        3,500           97
                                             ------
                                              1,618
                                             ------

                                Number       Value
                               of Shares    (000s)
                               ---------    ---------

------------------------------------------------------------
TRAVEL & RECREATION -- 1.1%
------------------------------------------------------------
Acxiom Corp.+                    1,800        $  30
American Classic Voyager+          400           10
Anchor Gaming, Inc.+               300           18
Argosy Gaming Co.+                 800           10
Audiovox Corp., Class A+           600           12
Aztar Corp.+                     1,000           10
Bally Total Fitness Holding
 Corp.+                            500           12
Boyd Gaming Corp.+               2,800           18
Brunswick Corp.                  1,900           43
Budget Group, Inc.+              1,600           11
Callaway Golf Co.                1,500           20
Carnival Corp.                  12,400          552
Cedar Fair LP                    1,100           22
Central Parking Corp.              700           19
Championship Auto Racing
  Teams, Inc.+                     500           11
Choice Hotels International,
 Inc.+                           1,000           15
Coleman Co., Inc.+               1,200           11
Dover Downs Entertainment, Inc.    700           11
Extended Stay Amererica, Inc.+   1,800           15
Harrah's Entertainment, Inc.+    2,600           75
Hilton Hotels Corp.              5,100           47
Hollywood Park Inc.+               700           12
International Speedway Corp.,
  Class A                          345           18
Interstate Hotels Corp.+            90
Isle of Capris Casinos, Inc.+    1,100           13
Mandalay Resort Group+           1,800           34
The Marcus Corp.                   800           11
Marriott International, Inc.,
 Class A                         5,000          168
MGM Grand, Inc.+                 1,300           66
Mirage Resorts, Inc.+            4,000           58
Navigant International, Inc.     1,100            9
Park Place Entertainment Corp.   6,100           80
Players International Inc.+        900            7
Polaris Industries, Inc.           600           21
Prime Hospitality Corp.+         1,300           10
Promus Hotel Corp.+              1,500           51
ResourtQuest International, Inc.+  600            5
Royal Caribbean Cruises Ltd.     3,400          180
Speedway Motorsports, Inc.+        800           35
Starwood Hotels & Resorts
  Worldwide, Inc.                3,780           87
Station Casinos, Inc.+             900           22
Suburban Lodges of America+      1,300            7
Sunburst Hospitality Corp.+      1,400            8

                                Number        Value
                               of Shares     (000s)
                               ---------    ---------
Sunterra+                        1,100       $   11
Travel Services International,
 Inc.+                             400            4
Trendwest Resorts, Inc.+           500           11
Vail Resorts, Inc.+                800           18
Walt Disney Co.+                41,500        1,095
                                             ------
                                              3,013
                                             ------
------------------------------------------------------------
TRUCKING & FREIGHT -- 0.2%
------------------------------------------------------------
Air Express International Corp.    600           16
AMERCO+                            500           15
American Freightways Corp.+        700           14
Arkansas Best Corp.+               800           11
CNF Transportation, Inc.           900           30
Consolidated Freightways Corp.+  1,000            8
Eagle USA Airfreight, Inc.+        650           19
Expeditores International of
  Washington, Inc.               1,100           41
Forward Air Corp+                  400           12
Fritz Companies, Inc.+             300            3
Heartland Express, Inc.+           700            9
HUB Group, Inc.+                   400            8
J.B. Hunt Transport Services, Inc. 700            9
Knight Transportation, Inc.+       800           11
Landstar Systems, Inc.+            400           16
M.S. Carriers, Inc.+               200            6
OLD Dominion Freight Line+         500            6
PACCAR, Inc.                     1,600           75
Roadway Express, Inc.              200            4
Rollins Truck Leasing Corp.      1,100           11
Ryder Systems, Inc.              1,400           30
Swift Transportation Co., Inc.+  1,300           23
Transport Corp. of America+      1,100           14
US Freightways Corp.               600           27
Wabash National Corp.              800           13
Werner Enterprises, Inc.           900           14
XTRA Corp.+                        300           12
Yellow Corp.+                      700           12
                                             ------
                                                469
                                             ------
------------------------------------------------------------
UTILITIES-ELECTRIC & GAS -- 3.0%
------------------------------------------------------------
AES Corp.+                       4,200          237
AGL Resources, Inc.              1,200           21
Allegheny Energy, Inc.           2,300           73
Alliant Energy Corp.             1,500           41
Ameren Corp.                     2,700          102
American Electric Power Co.,
  Inc.                           3,900          135
American Water Works Co., Inc.   2,000           58

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                              -----------  ---------
Atmos Energy Corp.                 700        $  16
Avista Corp.                       700           13
Azurix Corp.+                    2,300           32
Bangor Hydro-Electric Co.          400            7
Black Hills Corp.                  500           11
Calpine Corp.+                   1,200           69
Carolina Power & Light Co.       3,261          113
Central & South West Corp.       4,300           95
Central Hudson Gas & Electric
 Corp.                             400           15
Cinergy Corp.                    3,200           90
Citizens Utilities Co., Class B+ 5,200           60
Cleco Corp.                        400           13
CMP Group, Inc.                    600           16
CMS Energy Corp.                 2,400           89
Coastal Corp.                    4,400          185
Columbia Energy Group            1,700          111
Conectiv, Inc.                   1,800           35
Connecticut Energy Corp.           200            8
Connecticut Water SVC, Inc.        500           15
Consolidated Edison, Inc.        4,500          172
Consolidated Natural Gas Co.     1,900          122
Dominion Resources, Inc.         3,900          188
DPL, Inc.                        3,100           63
DQE, Inc.                        1,500           60
DTE Energy Co.                   3,000          100
Duke Energy Corp.                7,400          418
Eastern Enterprises                500           26
Eastern Utilities Associates       500           15
Edison International             7,000          207
El Paso Electric Co.+            1,600           15
El Paso Energy Corp.             4,600          189
Empire District Electric Co.       500           12
Energen Corp.                      700           13
Energy East Corp.                2,300           58
EnergySouth, Inc.                  300            6
Enron Corp.                     14,400          575
Entergy Corp.                    5,000          150
Equitable Resources, Inc.          700           26
First Energy Corp.               4,700          122
Florida Progress Corp.           1,900           87
FPL Group, Inc.                  3,600          181
GPU, Inc.                        2,500           85
Hawaiian Electric Industries,
 Inc.                              700           24
IDACORP, Inc.                      800           24
Illinova Corp.                   1,400           45
Indiana Energy, Inc.               500           10
Insituform Technologies, Inc.,
 Class A+                          800           19

                                Number       Value
                               of Shares    (000s)
                               ---------   ----------
Ipalco Enterprises, Inc.         1,800        $  37
Kansas City Power & Light Co.    1,300           32
KeySpan Corp.                    2,900           82
Kinder Morgan, Inc.              1,400           28
Laclede Gas Co.                    400            9
LG&E Energy Corp.                2,600           57
Madison Gas & Electric Co.         400            8
MCN Corp.                        1,700           42
MDU Resources Group, Inc.        1,100           26
MidAmerican Energy Holdings Co.  1,300           44
Minnesota Power & Light Co.      1,400           26
Montana Power Co.                2,200           63
National Fuel Gas Co.              800           39
New Century Energies, Inc.       2,300           75
New England Electric Co.         1,200           62
New Jersey Resources Corp.         400           16
NICOR, Inc.                      1,000           39
Nisource, Inc.                   2,500           51
Northeast Utilities+             2,600           54
Northern States Power Co.        3,200           69
Northwest Natural Gas Co.          500           13
Northwestern Public Services Co.   500           11
NSTAR                            1,267           48
Ocean Energy, Inc.+              3,200           29
OGE Energy Corp.                 1,500           34
Otter Tail Power Co.               300           13
PacifiCorp.                      5,900          122
PECO Energy Co.                  3,700          141
Peoples Energy Corp.               700           27
PG&E Corp.                       7,800          179
Philadelphia Suburban Corp.        800           18
Piedmont Natural Gas Co., Inc.     600           19
Pinnacle West Capital Corp.      1,700           63
Potomac Electric Power Co.       2,400           66
PP&L Resources, Inc.             3,100           84
Primark Corp.+                     500           13
Public Service Co. of New Mexico   800           14
Public Service Co. of
  North Carolina, Inc.             500           16
Public Service Enterprise Group,
 Inc.                            4,500          178
Puget Sound Power & Light Co.    1,700           38
Questar Corp.                    1,700           31
Reliant Energy, Inc.             6,000          164
RGS Energy Group, Inc.             700           17
Scana Corp.                      2,000           50
Sierra Pacific Resources         1,476           33
SIGCORP, Inc.                      500           13

                                Number       Value
                               of Shares    (000s)
                              ---------    ----------
SJW Corp.                          100     $     12
South Jersey Industries            500           13
Southern Co.                    13,700          364
Southern Union Co.+                525           11
Southwest Gas Corp.                700           16
TECO Energy, Inc.                2,600           57
Texas Utilities Co.              5,500          213
TNP Enterprises, Inc.              300           12
Triarc Companies, Inc.+            700           14
UGI Corp.                          700           17
Unicom Corp.                     4,400          169
Unisource Energy Corp.+            700            8
United Illuminating Co.            300           16
United Water Resources, Inc.       700           24
Unitil Corp.                       600           16
UtiliCorp United, Inc.           1,800           39
Washington Gas Light Co.           900           24
Western Gas Resources, Inc.        800           13
Western Resources, Inc.          1,300           30
WICOR, Inc.                        800           24
Williams Cos., Inc.              8,800          330
Wisconsin Energy Corp.           2,300           51
WPS Resources Corp.                500           14
Yankee Energy Systems, Inc.        400           17
                                           --------
                                              8,469
                                           --------
TOTAL COMMON STOCK
  (Cost $273,878)                           282,360
                                           --------
------------------------------------------------------------
RIGHTS -- 0.0%
Metro-Goldwyn Mayer, Inc.+       1,017            4
                                           --------
TOTAL RIGHTS
  (Cost $0)                                       4
                                           --------
                                  Par        Value
                                 (000s)     (000s)
                               ---------   ---------
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1%
U.S. Treasury Bills (a)(b)
  4.55%-4.65%, 12/16/99           $215     $    214
                                           --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $214)                                   214
                                           --------
                                Number
                               of Shares
                               ---------
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
Provident Institutional
  TempCash, 5.01%*           1,273,393        1,273
Provident Institutional
  TempFund, 5.14%*           1,273,393        1,273
                                           --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,546)                               2,546
                                           --------
TOTAL INVESTMENTS -- 100.1%
  (COST $276,638)                           285,124
                                           --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)
  Other assets                               51,882
  Liabilities                               (52,156)
                                           --------
                                               (274)
                                           --------
TOTAL NET ASSETS -- 100.0%                 $284,850
                                           ========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
COMMON STOCK -- 99.5%
------------------------------------------------------------
AEROSPACE / DEFENSE -- 0.3%
AAR Corp.                       32,300     $    539
Alliant Techsystems, Inc.+      12,300          756
BE Aerospace, Inc.+             30,400          306
Curtiss-Wright Corp.            15,000          544
GenCorp., Inc.                  56,900          647
Kellstrom Industries, Inc.+     12,000           99
                                           --------
                                              2,891
                                           --------
------------------------------------------------------------
AIR TRANSPORTATION -- 0.5%
------------------------------------------------------------
America West Holdings Corp.,
  Class B+                      46,000          952
Atlantic Coast Airlines
  Holdings, Inc.+               26,600          618
Atlas Air, Inc.+                44,350        1,197
Mesaba Holdings, Inc.+          29,700          342
Midwest Express Holdings, Inc.+ 19,500          572
SkyWest, Inc.                   32,200          799
                                           --------
                                              4,480
                                           --------
------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.3%
------------------------------------------------------------
Beringer Wine Estates Holdings,
  Inc.+                         24,500          974
Canandaigua Brands, Inc.,
  Class A+                      22,300        1,349
                                           --------
                                              2,323
                                           --------
------------------------------------------------------------
APPAREL -- 1.5%
------------------------------------------------------------
Buckle, Inc.+                   29,650          489
Burlington Industries, Inc.+    62,400          230
Footstar, Inc.+                 27,200          952
Fossil, Inc.+                   41,800        1,155
Fruit of the Loom, Inc.,
  Class A+                      85,900          231
Guilford Mills                  28,200          249
Kellwood Co.                    35,900          635
Men's Wearhouse, Inc.+          51,350        1,126
Nautica Enterprises, Inc.+      43,400          654
OshKosh B'Gosh, Inc., Class A   22,000          451
Pacific Sunwear of California+  38,025        1,148
Quiksilver, Inc.+               16,250          230
Reebok International Ltd.+      71,600          703
Russell Corp.                   40,900          621
Stride Rite Corp.               57,400          377
Talbots, Inc.                   38,300        1,802
Tarrant Apparel Group+          17,760          214
Timberland Co., Class A+        27,400        1,353
Wolverine World Wide, Inc.      51,500          528
                                           --------
                                             13,148
                                           --------

                                Number       Value
                               of Shares    (000s)
                               ---------   -------
------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 1.7%
------------------------------------------------------------
A.O. Smith Corp., Class B       31,400     $    761
Arvin Industries, Inc.          32,600          929
Avis Rent A Car, Inc.+          37,700          674
Bandag, Inc.                    28,100          702
Bandag, Inc., Class A           15,000          311
Copart, Inc.+                   33,500          770
Detroit Diesel Corp.            29,900          544
Discount Auto Parts, Inc.+      20,000          285
General Motors Corp., Class H+  32,117        2,339
Gentex Corp.+                   76,300        1,311
Group 1 Automotive, Inc.+       19,500          327
Hayes Lemmerz International,
  Inc.+                         37,200          804
MascoTech, Inc.                 54,500          794
Midas, Inc.                     22,400          526
Modine Manufacturing Co.        36,500          908
Myers Industries, Inc.          27,170          382
O'Reilly Automotive, Inc.+      32,200        1,405
Superior Industries
  International, Inc.           33,200          886
Winnebago Industries, Inc.      28,300          492
Wynns International, Inc.       25,500          397
                                           --------
                                             15,547
                                           --------
------------------------------------------------------------
BANKS -- 6.5%
------------------------------------------------------------
AMCORE Financial, Inc.          37,150          878
Anchor Bancorp Wisconsin, Inc.  33,500          536
Area Bancshares Corp.           21,500          559
Bancfirst Corp.                 10,000          322
Bancorpsouth, Inc.              73,200        1,272
Bank United Corp., Class A      40,500        1,579
Banknorth Group, Inc.           30,500        1,030
Bay View Capital Corp.          22,800          316
BOK Financial Corp.+            60,667        1,282
BT Financial Corp.              20,500          454
Carolina First Corp.            34,600          716
Cathay Bancorp., Inc.           12,500          480
Chemical Financial Corp.        15,735          513
Chittenden Corp.                39,500        1,220
Citizens Banking Corp.          34,650          962
Community First Bankshares,
  Inc.                          64,700        1,231
CORUS Bankshares, Inc.          16,900          464
CVB Financial Corp.             21,000          541
Downey Financial Corp.          37,171          822
F&M Bancorp., Inc.              21,500          778
F&M National Corp.              29,321          880
F.N.B Corp.                     24,803          636
First Bancorp./Puerto Rico      35,300          790

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
First Citizens Bancshares       14,500     $  1,102
First Commonwealth Financial
  Corp.                         39,300        1,115
First Financial Bancorp.        54,230        1,315
First Financial Bancshares,
  Inc.                          13,800          469
First Midwest Bancorp., Inc.    35,000        1,431
First Source Corp.              22,542          623
First Union Corp.               35,795        1,528
First United Bancshares, Inc.   33,500          538
Firstfed Financial Corp.+       24,800          397
Flagstar Bancorp., Inc.         19,000          293
Frontier Financial Corp.        23,000          552
GBC Bancorp.                    16,000          327
Hancosk Holding Co.             13,645          539
Harbor Florida Bancshares, Inc. 37,000          465
Harris Financial, Inc.          47,500          505
Imperial Bancorp.+              52,692        1,307
International Bancshares Corp.  23,250        1,055
InterWest Bancorp., Inc.        20,100          372
Irwin Financial Corp.           28,300          580
MAF Bancorp., Inc.              29,725          641
Merchants Bancorp., Inc.
  New York                      22,000          385
National Bancorp. of Alaska,
  Inc.                          38,300          996
National City Bancshares, Inc.  22,655          634
National Penn Bancshares, Inc.  21,200          558
Pacific Capital Bancorp.        31,000        1,027
Park National Corp.             11,400        1,129
Premier Bancshares, Inc.        34,000          599
Provident Bancshares Corp.      32,339          696
Queens County Bancorp., Inc.    27,330          859
Republic Security Financial
  Corp.                         66,300          559
Riggs National Corp.            34,500          522
Roslyn Bancorp., Inc.           96,100        1,862
S & T Bancorp., Inc.            34,700          807
Sky Financial Group, Inc.       82,335        1,976
Southwest Bancorp. of Texas,
  Inc.+                         36,000          625
Staten Island Bancorp., Inc.    52,800        1,023
Susquehanna Bancshares, Inc.    45,275          753
Texas Regional Bancshares, Inc. 17,300          483
Triangle Bancorp., Inc.         33,300          766
The Trust Co. of New Jersey     25,100          580
TrustCo Bank Corp.              33,912        1,003
UMB Financial Corp.             25,562        1,038
United Bancshares, Inc.         53,900        1,327
UST Corp.                       52,300        1,621
Wesbanco, Inc.                  26,600          698
Western Bancorp.                26,300        1,233
Whitney Holding Corp.           29,400        1,088
                                           --------
                                             58,262
                                           --------

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 8.1%
------------------------------------------------------------
Advantage Learning Systems,
  Inc.+                         40,500     $  1,119
Advent Software, Inc.+          17,500        1,052
Analogic Corp.                  17,000          446
Ardent Software, Inc.+          23,500          518
Avant Corp.+                    38,100          491
AVT Corp.+                      17,500          586
AXENT Technologies, Inc.+       38,400          569
BEA Systems, Inc.+              83,600        3,814
Black Box Corp.+                22,100        1,122
BroadVision, Inc.+              96,000        7,068
Cirrus Logic, Inc.+             72,900          724
Cisco Systems, Inc.+            30,416        2,251
Computer Horizons Corp.+        37,500          417
Concentric Network Corp.+       51,800        1,327
Concord Communications, Inc.+   17,400          904
Cybex Computer Products Corp.+  19,500          762
Dendrite International, Inc.+   48,450        1,520
Digital River, Inc.+            25,000          567
Electronics for Imaging, Inc.+  56,300        2,270
Engineering Animation, Inc.+    11,600          104
Epicor Software Corp.+          48,000          231
Esterline Technologies Corp.+   24,500          337
FileNet Corp.+                  38,200          631
Genesys Telecommunications
  Laboratories, Inc.+           29,100        1,430
Great Plains Software, Inc.+    18,800        1,043
GT Interactive Software Corp.+  53,300          147
HMT Technology Corp.+           50,500          158
HNC Software, Inc.+             29,900        1,194
Hyperion Solutions Corp.+       40,645          991
IMRglobal Corp.+                49,650          509
Input/Output, Inc.+             60,000          315
InterVoice, Inc.+               39,000          483
Komag, Inc.+                    61,200          101
MAPICS, Inc.+                   20,000          170
Maxwell Technologies, Inc.+      8,000           85
Metro Information Services,
  Inc.+                         17,500          238
MICROS Systems, Inc.+           20,600          953
MMC Networks, Inc.+             39,500        1,259
National Instruments+           61,175        1,839
NeoMagic Corp.+                 32,500          259
Open Market, Inc.+              43,800          777
Peregrine Systems, Inc.+        63,600        2,790
Pinnacle Systems, Inc.+         28,000          777
Premiere Technologies, Inc.+    56,400          310
Progress Software Corp.+        21,500          720
QuadraMed Corp.+                28,600          161

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Rational Software Corp.+        91,900      $ 3,929
Read-Rite+                      53,500          211
RealNetworks, Inc.+             91,300       10,014
Remedy Corp.+                   36,100        1,552
RF Micro Devices, Inc.+         98,200        5,070
Sanchez Computer Associates,
  Inc.+                         24,000          528
SCM Microsystems, Inc.+         18,100          855
Sybase+                        103,700        1,400
System Software Associates,
  Inc.+                          6,250           12
Systems & Computer
  Technology Corp.+             37,400          402
Visio Corp.+                    37,700        1,493
Xircom, Inc.+                   31,100        1,569
                                           --------
                                             72,574
                                           --------
------------------------------------------------------------
BUSINESS SERVICES -- 12.9%
------------------------------------------------------------
Abacus Direct Corp.+            12,500        1,831
ABM Industries, Inc.            30,500          728
Actel Corp.+                    27,000          510
Administaff, Inc.+              18,500          277
Advance Paradigm, Inc.+         10,200          435
Advo, Inc.+                     24,700          437
Affymetrix, Inc.+               30,300        2,670
AHL Services, Inc.+             17,100          325
Analysts International Corp.    25,550          299
Apex, Inc.+                     19,650          334
Apria Healthcare Group, Inc.+   66,500        1,052
Aspen Technology, Inc.+         27,900          345
At Home Corp., Class A+         22,920          857
Aviation Sales Co.+             18,700          325
Bell & Howell Co.+              24,500          689
Billing Information Concepts+   48,600         243
BISYS Group, Inc.+              29,100        1,484
Boron, LePore & Associates,
  Inc.+                         15,000           97
Bowne & Co., Inc.               43,200          481
Brightpoint, Inc.+              65,750          516
Building One Services, Corp.+   30,659          341
Burns International Services
  Corp.+                        25,300          255
Casella Waste Systems, Inc.,
  Class A+                      17,500          235
Catalina Marketing Corp.+       20,700        1,938
Catalytica, Inc.+               36,600          460
CDI Corp.+                      23,100          612
CDW Computer Centers, Inc.+     47,600        2,939
CellStar Corp.+                 76,000          537
Century Business Services,
  Inc.+                        107,400        1,067
Cerner Corp.+                   43,100          644
Choicepoint, Inc.+              18,300        1,131


                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Circle International Group,
  Inc.                          22,500     $    495
Clarify, Inc.+                  29,300        2,263
Computer Task Group, Inc.       28,000          353
Consolidated Graphics, Inc.+    19,500          390
Credit Acceptance Corp.+        60,000          337
Curative Technologies, Inc.+    13,600           65
Cytec Industries, Inc.+         54,600        1,409
DBT Online, Inc.+               23,900          559
DeVry, Inc.+                    76,600        1,613
Documentum, Inc.+               24,000          681
Educational Management Corp.+   34,800          331
Electro Rent Corp.+             33,400          401
Express Scripts, Inc., Class A+ 36,200        1,778
F.Y.I., Inc.+                   18,100          597
FactSet Research Systems, Inc.+ 19,800        1,315
Fair, Isaac & Co., Inc.         18,700          722
Forrester Research, Inc.+       12,000          571
Franklin Covey Co.+             25,500          206
G & K Services, Inc., Class A   26,150          982
Grey Advertising, Inc.           1,600          578
Group Maintenance America
  Corp.+                        50,500          486
GTECH Holdings, Corp.+          45,200          910
HA-LO Industries, Inc.+         56,775          277
Hanover Compressor Co.+         35,000        1,295
Henry Jack & Associates, Inc.   24,600          895
Hooper Holmes, Inc.             35,000          941
Inso Corp.+                     17,500          236
Inspire Insurance Solutions,
  Inc.+                         22,000          140
Integrated Health Services,
  Inc.+                         61,200           17
Integrated Systems, Inc.+       29,000          488
Interim Services, Inc.+         81,980        1,348
Intermet Corp.                  29,800          302
Iron Mountain, Inc.+            45,050        1,363
ITT Educational Services, Inc.+ 30,350          599
Jacobs Engineering Group, Inc.+ 33,100        1,175
John H. Harland Co.             36,800          699
Kirby Corp.+                    32,700          593
Kroll-O'Gara Co.+               21,300          338
Kronos, Inc.+                   15,250          684
Labor Ready, Inc.+              50,250          512
Lason, Inc.+                    14,000          520
Lycos, Inc.+                    98,400        5,252
MAXIMUS, Inc.+                  25,500          591
Medical Manager Corp.+          42,562        2,133
MemberWorks, Inc.+              20,100          535
Mentor Graphics Corp.+          81,800          660
Mercury Interactive Corp.+      47,200        3,829
Metamor Worldwide, Inc.+        43,100          814

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Metris Companies, Inc.          48,056      $ 1,655
Metromedia International Group,
  Inc.+                         77,800          287
Network Solutions, Inc.+        43,680        5,176
New England Business Service,
  Inc.                          16,800          437
Oceaneering International,
  Inc.+                         26,400          358
Olsten Corp.                    99,300          999
On Assignment, Inc.+            15,000          431
Orthodontic Centers of America,
  Inc.+                         59,000          811
PAXAR Corp.+                    63,435          591
Pediatrix Medical Group, Inc.+  20,900          185
Pegasus Systems, Inc.+          16,300          697
Personal Group of America,
  Inc.+                         38,400          257
Pierce Leahy Corp.+             22,000          648
Plexus Corp.+                   21,300          564
Pre-Paid Legal Services, Inc.+  24,200          587
ProBusiness Services, Inc.+     19,900          500
Project Software & Development,
  Inc.+                         15,000          722
Protection One, Inc.+          154,700          319
QRS Corp.+                      18,750        1,043
R. H. Donnelley Corp.           43,000          812
Renaissance Worldwide, Inc.+    63,220          217
Rent-A-Center, Inc.+            29,100          533
Rent-Way, Inc.+                 25,200          419
Rollins, Inc.                   38,500          604
Romac International, Inc.+      55,000          371
RSA Security Inc.+              49,400        1,754
S3, Inc.+                       87,500          875
SAGA Systems. Inc.+             35,000          507
Sandisk Corp.+                  33,800        2,049
SDL, Inc.+                      38,800        4,785
SEACOR SMIT, Inc.+              14,700          673
Security First Technologies
  Corp.+                        34,000        1,366
SEI Investments Co.             19,800        1,930
Spartech Corp.                  35,700        1,022
StaffMark, Inc.+                37,900          272
Standard Register Co.           36,100          790
Strayer Education, Inc.         21,100          371
Structural Dynamics Research
  Corp.+                        46,000          454
Superior Consultant Holdings
  Corp.+                        13,000          138
Syntel, Inc.+                   48,000          396
Technology Solutions Co.+       54,600        1,119
Teletech Holdings, Inc.+        76,300        1,083
Tetra Technology, Inc.+         46,375          736
TMP Worldwide, Inc.+            43,700        2,729
TSI International Software
  Ltd.+                         31,700          761
URS Corp.+                      20,500          369
Volt Information Sciences,
  Inc.+                         18,000          355

                                Number       Value
                               of Shares    (000s)
                               ---------    -------
The Wackenhut Corp.             27,500     $    517
Wackenhut Corrections Corp.+    25,900          332
Wallace Computer Services, Inc. 53,600        1,186
Walter Industries, Inc.+        60,800          714
Zebra Technologies Corp.,
  Class A+                      40,100        2,180
                                           --------
                                            116,058
                                           --------
------------------------------------------------------------
CHEMICAL -- 2.3%
------------------------------------------------------------
A. Schulman                     38,900          605
Albemarle Corp.                 58,000        1,029
Cambrex Corp.                   32,200          974
Chemfirst, Inc.                 21,900          589
CK Witco Corp.                 146,340        1,372
Dexter Corp.                    28,600        1,003
Ethyl Corp.                     97,700          403
Ferro Corp.                     46,600          949
Fuller                          17,600          964
Geon Co.                        30,300          795
Georgia Gulf Corp.              40,700          878
International Specialty
  Products, Inc.+               84,900          642
Lilly Industries, Inc.,
  Class A                       28,350          381
M. A. Hanna Co.                 63,300          677
Macdermid, Inc.                 31,100        1,054
Mastec, Inc.+                   35,550        1,164
NL Industries, Inc.             66,400          768
OM Group, Inc.                  31,100        1,166
Omnova Solutions Inc.+          56,900          398
Regal Beloit                    24,900          542
Scotts Co., Class A+            23,200          931
Sequa Corp., Class A+           12,600          621
Techne Corp.+                   25,000          984
Tredegar Industries, Inc.       48,300        1,060
Twinlab Corp.+                  43,600          354
WD-40 Co.                       20,800          484
                                           --------
                                             20,787
                                           --------
------------------------------------------------------------
CONSTRUCTION -- 1.7%
------------------------------------------------------------
Blount International, Inc.+     83,600        1,228
Centex Construction Products,
 Inc.                           23,200          825
DAL-Tile International, Inc.+   67,800          631
Florida Rock Industries, Inc.   25,400          857
Granite Construction, Inc.      33,250          688
Justin Industries, Inc.         32,500          455
M.D.C. Holdings, Inc.           28,000          437
Morrison Knudsen Corp.+         65,500          598
NVR, Inc.+                      13,000          533
Oakwood Homes Corp.             52,700          155

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Palm Harbor Homes, Inc.+        29,187     $    493
The Ryland Group, Inc.          18,000          371
Sawtek, Inc.+                   52,800        2,165
Simpson Manufacturing, Inc.+    15,700          637
Standard Pacific Corp.          38,200          411
Stone & Webster, Inc.           15,000          232
T J International, Inc.         19,200          595
Toll Brothers, Inc.+            45,600          798
U.S. Home Corp.+                18,100          507
United Dominion Industries,
  Ltd., ADR                     50,000        1,059
Webb Del Corp.+                 21,900          483
West Teleservices Corp.+        79,200        1,104
                                           --------
                                             15,262
                                           --------
------------------------------------------------------------
CONSUMER - DURABLE -- 0.8%
------------------------------------------------------------
American Business Products,
  Inc.                          17,500          229
Coachmen Industries, Inc.       22,000          323
Comfort Systems USA, Inc.+      36,900          268
Ethan Allen Interiors, Inc.     51,750        1,840
Harman International
  Industries, Inc.              22,200          907
Helen of Troy Ltd.+             32,200          288
Interface, Inc.                 60,500          246
Kimball International, Inc.,
  Class B                       41,600          666
La-Z-Boy Chair Co.              63,600        1,161
Pillowtex Corp.                 17,500           59
Sunbeam Corp.+                 122,200          580
Toro Co.                        17,800          639
                                           --------
                                              7,206
                                           --------
------------------------------------------------------------
CONSUMER - NONDURABLE -- 1.9%
------------------------------------------------------------
Acclaim Entertainment, Inc.+    70,100          499
Action Performance Companies,
  Inc.+                         20,700          421
Applebee's International, Inc.  34,700        1,000
Buffets, Inc.+                  49,500          461
CEC Entertainment, Inc.+        33,800        1,084
Cheesecake Factory+             26,300          805
Consolidated Products, Inc.+    36,500          420
Cytyc Corp.+                    22,200          882
Department 56, Inc.+            16,100          306
Enesco Group                    18,200          230
Fresh Del Monte Produce, Inc.+  55,400          467
Hanover Direct, Inc.+          257,000          691
IHOP Corp.+                     26,000          470
Jack in the Box Inc.+           50,200        1,208
Jostens, Inc.                   44,300          936
Lone Star Steakhouse & Saloon,
  Inc.+                         46,200          370
Luby's Cafeterias, Inc.         26,400          313

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Midway Games, Inc.+             48,466       $  966
Oakley, Inc.+                   89,600          582
Performance Food Group Co.+     16,000          434
Regis Corp.                     48,350          897
Riviana Foods, Inc.             17,500          328
Ruby Tuesday, Inc.              38,774          739
Russ Berrie & Co., Inc.         26,400          508
Ryan's Family Steak Houses,
  Inc.+                         47,000          492
Sonic Corp.+                    24,100          675
Trans World Entertainment
  Corp.+                        69,750          724
Vlasic Foods International,
  Inc.+                         55,700          428
                                           --------
                                             17,336
                                           --------
------------------------------------------------------------
CONTAINERS -- 0.2%
------------------------------------------------------------
ACX Technologies, Inc.+         34,000          266
Greif Brothers Corp., Class A+  28,300          807
Ivex Packaging Corp.+           26,200          247
Silgan Holdings, Inc.+          20,000          307
                                           --------
                                              1,627
                                           --------
------------------------------------------------------------
ELECTRONICS -- 9.1%
------------------------------------------------------------
Advanced Fibre Communications,
  Inc.+                         97,200        2,126
AFC Cable Systems, Inc.+        16,000          602
Alpha Industries, Inc.+         26,000        1,436
Amphenol Corp.+                 24,400        1,443
Anixter International, Inc.+    45,500          950
Applied Micro Circuits Corp.+   67,400        5,245
Atmi, Inc.+                     33,200          894
Avnet, Inc.                      6,632          360
Aware, Inc.+                    27,000          859
Belden, Inc.                    28,700          527
Benchmark Electronics, Inc.+    14,000          224
Burr Brown Corp.+               47,650        1,873
Cable Design Technologies
  Corp.+                        33,250          644
CCC Information Services Group,
  Inc.+                         27,800          306
Checkpoint Systems, Inc.+       37,200          279
CommScope, Inc.+                62,500        2,492
Cree Research, Inc.+            36,600        1,562
CTS Corp.                       35,000        1,980
Cypress Semiconductor Corp.+   131,300        3,356
Data Broadcasting Corp.+        44,500          526
Digital Microwave Corp.+        79,000        1,175
Dionex+                         28,800        1,280
DSP Communications, Inc.+       52,900        1,861
Dupont Photomasks, Inc.+        19,400          960
Electro Scientific Industries,
  Inc.+                         17,000          918
EMC Corp.+                      19,906        1,453

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Exide Corp.                     22,800       $  202
General Cable Corp.             40,700          300
Genrad, Inc.+                   37,900          725
Gerber Scientific, Inc.         29,700          561
Hadco Corp.+                    17,200          632
Hutchinson Technology, Inc.+    31,400          801
Imation Corp.+                  46,800        1,436
Integrated Device Technology,
  Inc.+                        110,200        2,266
Intel Corp.                     32,938        2,551
International Rectifier Corp.+  63,600        1,236
Kemet Corp.+                    49,400        1,579
Kent Electronics Corp.+         35,900          698
Kulicke & Soffa Industries,
  Inc.+                         28,800          848
Lam Research Corp.+             48,200        4,070
Lattice Semiconductor Corp.+    60,200        2,130
Littelfuse, Inc.+               23,600          525
Lucent Technologies, Inc.       44,991        2,891
MEMC Electronic Materials,
  Inc.+                         85,304        1,216
Methode Electronics, Inc.,
  Class A                       42,750          684
Omnipoint Corp.+                67,300        5,561
Optical Cable Corp.+            48,000          594
Remec, Inc.+                    33,700          352
Semtech Corp.+                  38,400        1,471
Sensormatic Electronics Corp.+  93,500        1,414
Service Experts, Inc.+          14,500           87
Silicon Valley Group, Inc.+     38,600          482
Sipex Corp.+                    23,300          268
Stoneridge, Inc.+               30,500          473
Superior Telecommunications,
  Inc.                          23,343          363
Technitrol, Inc.                21,700          789
Tekelec, Inc.+                  68,300          867
Texas Instruments, Inc.         19,891        1,785
TranSwitch Corp.+               34,000        1,600
Varian Medical Systems, Inc.    37,200          784
Veeco Instruments, Inc.+        14,870          505
Vicor Corp.+                    51,800        1,437
Vishay Intertechnology, Inc.+  106,875        2,612
                                           --------
                                             82,126
                                           --------
------------------------------------------------------------
ENERGY - RAW MATERIALS -- 2.3%
------------------------------------------------------------
Arch Coal, Inc.                 48,000          537
Barrett Resources Corp.+        43,600        1,463
BJ Services Co.+                90,100        3,092
C&D Technologies, Inc.          16,000          514
Cabot Oil & Gas Corp., Class A  32,300          521
Forest Oil Corp.+               67,400          901
Helmerich & Payne, Inc.         63,000        1,500

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Louis Dreyfus Natural Gas
  Corp.+                        49,800     $    996
Marine Drilling Company, Inc.+  72,400        1,172
Metals USA, Inc.+               28,000          208
Mitchell Energy & Development
  Corp., Class A                60,900        1,454
Newfield Exploration Co.+       52,900        1,557
Newpark Resources, Inc.+        85,100          548
ONEOK, Inc.                     39,800        1,162
Rowan Companies, Inc.+         104,600        1,628
Stone Energy Corp.+             23,100        1,123
Tuboscope Vetco International
  Corp.+                        54,900          611
Varco International, Inc.+      82,300          869
Vintage Petroleum, Inc.         67,600          735
                                           --------
                                             20,591
                                           --------
------------------------------------------------------------
FOOD & AGRICULTURE -- 1.4%
------------------------------------------------------------
7-Eleven, Inc.+                496,200          992
AgriBioTech, Inc.+              58,600          187
American Italian Pasta Co.,
  Class A+                      23,500          590
Bob Evans Farms, Inc.           41,400          569
California Water Service Group  19,500          565
Chiquita Brands International,
  Inc.                          82,100          390
Coca-Cola Bottling Co.          11,800          621
Corn Products International,
  Inc.                          45,800        1,491
Dreyer's Grand Ice Cream, Inc.  35,600          607
E'Town Corp.                    10,600          488
Fleming Companies, Inc.         45,700          546
The Hain Food Group, Inc.+      17,000          426
International Multifoods Corp.  22,500          475
J.M. Smucker Co., Class A       36,400          723
Lance, Inc.                     40,800          492
Michael Foods, Inc.             25,100          640
Mississippi Chemical Corp.      31,540          175
Pilgrim's Pride Corp.           32,550          293
Pilgrim's Pride Corp., Class A  14,550          101
Ralcorp Holdings, Inc.+         39,466          770
Rexall Sundown, Inc.+           77,800          822
Seaboard Corp.                   1,700          382
Terra Industries, Inc.          79,000           94
United Natural Foods, Inc.+     13,600          120
                                           --------
                                             12,559
                                           --------
------------------------------------------------------------
GOLD -- 0.1%
------------------------------------------------------------
Battle Mountain Gold Co.+      275,000          739
                                           --------

SCHWAB SMALL-CAP INDEX FUND(R)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 7.8%
------------------------------------------------------------
Acuson Corp.+                   30,600     $    317
ALARIS Medical, Inc.+           60,000          109
Algos Pharmaceuticals Corp.+    12,500          123
Alkermes, Inc.+                 31,900        1,126
Alpharma, Inc., Class A         34,067        1,199
Alterra Healthcare Corp.+       24,600          145
Andrx Corp.+                    40,400        1,929
Arrow International, Inc.       30,000          814
Aviron+                         22,600          549
Barr Laboratories, Inc.+        28,100          852
Beverly Enterprises, Inc.+     123,600          487
Bindley Western Industries,
  Inc.                          43,398          545
Bio-Technology General Corp.+   66,600          649
Biomatrix, Inc.+                29,800          676
Caremark Rx, Inc.+             246,900        1,204
Carematrix Corp.+               21,000           42
Carter-Wallace, Inc.            57,500        1,039
Cell Pathways, Inc.+            33,400          311
CLOSURE Medical Corp.+          15,960          209
Cognex Corp.+                   52,000        1,557
Conmed Corp.+                   19,500          486
Coulter Pharmaceutical, Inc.+   23,000          391
Coventry Health Care, Inc.+     66,400          382
Datascope Corp.+                20,600          742
Diagnostic Products Corp.       17,000          395
Dura Pharmaceuticals, Inc.+     55,100          704
Enzon, Inc.+                    46,200        1,354
First Health Group Corp.+       61,600        1,432
GelTex Pharmaceuticals, Inc.+   22,400          276
Haemonetics Corp.+              33,400          624
Hanger Orthopedic Group, Inc.+  23,000          283
Human Genome Sciences, Inc.+    28,800        2,516
Icos Corp.+                     42,200        1,211
IDEC Pharmaceuticals Corp.+     26,100        3,032
Idexx Laboratories, Inc.+       50,900          770
Incyte Pharmaceuticals, Inc.+   34,900          672
Inhale Therapeutic Systems+     21,500          593
Invacare Corp.                  38,300          800
Isis Pharmaceuticals, Inc.+     38,000          439
IVAX Corp.+                    130,200        2,287
Jones Medical Industries, Inc.  55,750        1,728
The Liposome Company, Inc.+     36,900          291
Maxxim Medical, Inc.+           17,000          408
Medicis Pharmaceutical Corp.,
  Class A+                      35,800        1,092
Medimmune, Inc.+                57,000        6,384

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Mentor Corp.                    31,600     $    745
Mid Atlantic Medical Services,
  Inc.+                         44,800          244
Millennium Pharmaceuticals+     45,200        3,170
NBTY, Inc.+                     87,600          706
NCS HealthCare, Inc., Class A+  16,500          49
OEC Medical Systems, Inc.+      16,000          570
Osteotech, Inc.+                16,500          216
Owens & Minor, Inc.
  Holding Co.                   45,200          424
Parexel International Corp.+    28,500          273
Pathogenesis Corp.+             22,200          333
Perclose, Inc.+                 13,800          674
Perrigo Co.+                    94,000          711
Pharmaceutical Product
  Development, Inc.+            23,900          240
PhyCor, Inc.+                   50,750          127
Priority Healthcare Corp.,
  Class B+                      26,327          528
Protein Design Labs, Inc.+      23,400          937
Quest Diagnostic, Inc.+         37,500        1,050
Quorum Health Group, Inc.+      91,000          728
Res-Care, Inc.+                 25,200          367
ResMed, Inc.+                   18,400          637
Respironics, Inc.+              36,700          310
Roberts Pharmaceutical Corp.+   38,800        1,251
Sangstat Medical Corp.+         19,600          424
Scios, Inc.+                    50,300          198
Sepracor, Inc.+                 30,700        2,554
Serologicals Corp.+             26,100          101
SICOR, Inc.+                   105,000          499
Sola International, Inc.+       32,300          452
Sunrise Assisted Living, Inc.+  25,900          285
Theragenics Corp.+              35,900          381
Thermedics, Inc.+               50,800          270
Thermo Cardiosystems, Inc.+     44,600          282
ThermoLase Corp.+                3,182           55
Transkaryotic Therapies, Inc.+  24,200        1,125
United Payors & United
  Providers, Inc.+              24,500          412
US Oncology, Inc.+             102,172          457
Vertex Pharmaceuticals, Inc.+   32,800          939
Veterinary Centers of America,
  Inc.+                         25,000          294
Warner Lambert Co.              30,643        2,446
West Pharmaceutical Services,
  Inc.                          18,400          636
Xomed Surgical Products, Inc.+  15,000          912
Zila, Inc.+                     40,000          127
                                           --------
                                             70,313
                                           --------

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
------------------------------------------------------------
Bush Boake Allen, Inc.+         22,600     $    528
Chattem, Inc.+                  15,400          271
Church & Dwight Co., Inc.       48,400        1,261
Libbey, Inc.                    20,600          546
Playtex Products, Inc.+         74,600          895
Tupperware Corp.                73,700        1,460
                                           --------
                                              4,961
                                           --------
------------------------------------------------------------
INSURANCE -- 3.1%
------------------------------------------------------------
Alfa Farmers Federation Corp.   51,000          912
American Annuity Group, Inc.    52,050          934
American Heritage Life
  Investment Corp.              34,200        1,325
AmerUs Life Holdings, Inc.,
  Class A                       31,800          767
Argonaut Group, Inc.            28,200          679
Arthur J. Gallegher & Co.       22,100        1,144
Brown & Brown                   17,000          574
Capital Re Corp.                47,300          668
Chicago Title Corp.             28,000        1,234
CNA Surety Corp.                52,500          604
Delphi Financial Group, Inc.,
  Class A+                      25,168          805
E.W. Blanch Holdings            16,100        1,042
Enhance Financial Services
  Group, Inc.                   46,000          839
FBL Financial Group, Inc.,
  Class A                       40,400          740
Foremost Corp. of America       32,600          921
FPIC Insurance Group, Inc.+     14,000          222
Frontier Insurance Group, Inc.  40,385          358
Harleysville Group, Inc.        38,600          659
HCC Insurance Holdings, Inc.    60,950          686
Kansas City Life Insurance Co.  16,400          638
LandAmerica Financial Group,
  Inc.                          19,100          355
Liberty Corp.                   24,400        1,173
Markel Corp.+                    7,000        1,211
Medical Assurance, Inc.+        28,311          662
National Western Life Insurance
  Co., Class A+                  4,500          384
Orion Capital Corp.             33,800        1,652
Presidential Life Corp.         37,600          691
Risk Capital Holdings, Inc.+    23,000          300
RLI Corp.                       13,375          446
SCPIE Holdings, Inc.            16,000          562
Selective Insurance Group, Inc. 36,400          680

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Sierra Health Services, Inc.+   32,450     $    237
State Auto Financial Corp.      49,700          572
Stewart Information Services
  Corp.                         16,000          238
Trenwick Group, Inc.            14,550          296
UICI+                           59,300        1,571
United Fire & Casualty Co.      11,200          250
W. R. Berkley Corp.             34,200          784
Zenith National Insurance Corp. 21,000          469
                                           --------
                                             28,284
                                           --------
------------------------------------------------------------
MEDIA -- 4.4%
------------------------------------------------------------
Ackerly Group, Inc.             31,000          517
Amc Entertainment, Inc.+        26,500          328
Applied Graphics Technologies+  28,900          206
Banta Corp.                     35,200          796
Big Flower Holdings, Inc.+      24,300          734
CD Radio, Inc.+                 28,200          719
CNET, Inc.+                     93,000        4,388
Cox Communications, Inc.+       83,675        3,802
Cox Radio, Inc., Class A+       12,000          840
Cymer, Inc.+                    34,900        1,289
Gaylord Entertainment Co.       40,700        1,325
Hearst-Argyle Television, Inc.+ 67,000        1,361
Houghton Mifflin Co.            32,900        1,394
John Wiley & Sons, Inc.,
  Class A                       70,400        1,188
Jones Intercable, Inc.,
  Class A+                      44,700        2,442
Journal Register Co.+           57,300          813
Loews Cineplex Entertainment
  Corp.+                        76,500          521
Macrovision Corp.+              41,400        2,344
Oak Industries, Inc.+           23,300          955
PanAmSat Corp.+                 24,000          948
Paxson Communications Corp.+    66,000          775
Penton Media, Inc.              40,600          751
Sinclair Broadcast Group, Inc.+ 61,000          610
TV Guide, Inc.+                 97,400        5,126
United Television, Inc.         12,200        1,552
Westwood One, Inc.+             67,100        3,095
Young Broadcasting, Inc.+       14,400          668
                                           --------
                                             39,487
                                           --------
------------------------------------------------------------
MISCELLANEOUS -- 0.4%
------------------------------------------------------------
CIRCOR International, Inc.+     15,100          143
UnitedGlobalCom, Inc., Class A+ 39,900        3,471
                                           --------
                                              3,614
                                           --------

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
MISCELLANEOUS FINANCE -- 3.9%
------------------------------------------------------------
Advanta Corp., Class A          35,209     $    627
Affiliated Managers Group,
  Inc.+                         29,900          800
Allied Capital Corp.            78,800        1,581
AmeriCredit Corp.+              92,000        1,598
Ameritrade Holding Corp.,
  Class A+                     210,600        3,422
AMRESCO, Inc.+                  54,100          159
Cash America International,
  Inc.                          37,500          354
Charter One Financial, Inc.     45,382        1,115
Dain Rauscher Corp.             16,100          864
Eaton Vance Corp.               44,600        1,525
Fidelity National Financial,
  Inc.                          40,210          631
Financial Federal Corp.+        17,500          376
First Financial Corp.           10,300          362
First Sentinel Bancorp., Inc.   53,262          436
Hambrecht and Quist Group,
  Inc.+                         31,700        1,565
Interpool, Inc.                 31,400          239
Investors Financial Services
  Corp.                         19,000          703
Jefferies Group, Inc.           30,200          644
JSB Financial, Inc.             11,600          697
LNR Property Corp.              32,900          637
Mail Well Holdings, Inc.+       62,300          833
Morgan Keegan, Inc.             39,050          698
NCO Group, Inc.+                31,500        1,335
Northwest Bancorp, Inc.         60,700          497
Ocwen Financial Corp.+          73,600          492
Phoenix Investment Partners
  Ltd.                          55,000          464
Pioneer Group, Inc.+            31,300          389
Profit Recovery Group
  International, Inc.+          58,900        2,426
Radian Group, Inc.              46,465        2,454
Raymond James Financial, Inc.   58,300        1,181
Resource Bancshares Mortgage
  Group, Inc.                   30,000          169
Sabre Group Holdings, Inc.+     27,000        1,200
Student Loan Corp.              25,100        1,227
TeleBanc Financial Corp.+       41,000          984
Value Line, Inc.                14,100          492
Webster Financial Corp.         46,900        1,343
White Mountain Insurance
  Group, Inc.+                   6,409          811
                                           --------
                                             35,330
                                           --------
------------------------------------------------------------
NON-FERROUS METALS -- 1.1%
------------------------------------------------------------
Asarco, Inc.                    48,700        1,437
Commercial Metals Co.           19,233          627

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Kaiser Aluminum Corp.+          97,100     $    625
MAXXAM, Inc.+                    9,000          408
Minerals Technologies, Inc.     26,700        1,151
Mueller Industries, Inc.+       46,400        1,482
Phelps Dodge Corp.              38,885        2,192
Reliance Steel & Aluminum Co.   35,275          741
Stillwater Mining Co.+          45,900          924
                                           --------
                                              9,587
------------------------------------------------------------
OIL - DOMESTIC -- 1.6%
------------------------------------------------------------
Cross Timbers Oil Co.           48,725          542
Devon Energy Corp.             101,630        3,951
Global Industries Ltd.+        118,300          946
Houston Exploration Co.+        31,300          612
National-Oilwell, Inc.+         74,100        1,005
Pioneer Natural Resources Co.+ 128,600        1,206
Pogo Producing Co.              52,800        1,059
Pride International, Inc.+      69,000          949
Santa Fe Snyder Corp.+         231,375        1,996
Tesoro Petroleum Corp.+         43,000          521
Trans Montaigne Oil, Inc.+      36,300          422
UNOVA, Inc.+                    76,000        1,012
                                           --------
                                             14,221
                                           --------
------------------------------------------------------------
OPTICAL & PHOTO -- 0.6%
------------------------------------------------------------
Avid Technology, Inc.+          29,000          321
C-Cube Microsystems, Inc.+      49,300        2,194
Ocular Sciences, Inc.+          29,700          546
Photronics, Inc.+               28,100          588
Polaroid Corp.                  54,100        1,207
Ultratech Stepper, Inc.+        25,300          402
Wesley Jessen VisionCare, Inc.+ 23,000          618
                                           --------
                                              5,876
                                           --------
------------------------------------------------------------
PAPER & FOREST PRODUCTS-- 0.9%
------------------------------------------------------------
Buckeye Technology, Inc.+       44,400          672
Caraustar Industries, Inc.      31,200          753
Chesapeake Corp.                26,100          783
Kimberly-Clark Corp.            16,690        1,054
Longview Fibre Co.              62,800          714
PH Glatfelter Co.               53,100          777
Potlatch Corp.                  36,600        1,544
Rock Tennessee Co., Class A     30,330          463
Shorewood Packaging             35,450          450
Thermo Fibertek, Inc.+          72,100          509
Wausau Mosinee Paper Corp.      64,325          812
                                           --------
                                              8,531
                                           --------

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 7.1%
------------------------------------------------------------
Advanced Energy Industries,
  Inc.+                         33,400     $  1,374
AGCO Corp.                      77,400          832
Airgas, Inc.+                   90,600          861
Albany International Corp.,
  Class A+                      38,317          582
AMETEK, Inc.                    38,900          768
AptarGroup, Inc.                45,200        1,215
Artesyn Technologies+           47,600          940
Astec Industries, Inc.+         21,200          497
Baldor Electric, Co.            44,020          856
Barnes Group, Inc.              23,300          473
Boise Cascade Office Products
  Corp.+                        81,400          834
Brady Corp., Class A            28,600          829
CLARCOR, Inc.                   29,050          496
Credence Systems Corp.+         28,950        1,321
DII Group, Inc.+                38,300        1,379
Donaldson Co., Inc.             56,900        1,323
Dycom Industries, Inc.+         28,400          925
Elcor Corp.                     25,250          622
Flowserve Corp.                 47,634          804
Foster Wheeler Corp.            50,500          568
Franklin Electric Corp.          7,400          534
General Binding Corp.           15,500          229
Graco, Inc.                     25,437          852
Hughes Supply, Inc.             29,950          650
Husmann International, Inc.     62,600        1,002
IDEX Corp.                      40,425          995
IGEN International, Inc.+       20,800          512
Ionics, Inc.+                   18,700          552
JLG Industries, Inc.            30,500          391
Kennametal, Inc.                38,300        1,101
Lincoln Electric Co., Class A   55,800        1,249
Magnatek, Inc.+                 36,500          251
Manitowoc Co., Inc.             31,462          940
Mark IV Industries, Inc.        61,800        1,190
Matthews International Corp.,
  Class A                       17,500          440
Micrel, Inc.+                   52,800        2,871
Milacron Inc.                   46,900          771
Mine Safety Appliances Co.       6,500          431
MSC Industrial Direct, Inc.+    48,000          459
NACCO Industries, Inc., Class A  8,950          415
NCI Building Systems, Inc.+     24,400          386
Nordson Corp.                   18,400          815
PMC Sierra, Inc.+               65,400        6,164
Polycom, Inc.+                  41,600        2,080
Precision Castparts Corp.       34,300        1,012
PRI Automation, Inc.+           27,900        1,119

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Rayovac Corp.+                  35,100     $    873
Roper Industries, Inc.          37,400        1,155
Safeguard Scientifics, Inc.+    43,200        3,634
SLI, Inc.+                      45,150          485
Specialty Equipment Companies,
  Inc.+                         23,800          497
Springs Industries, Inc.        23,300          928
SPS Technologies, Inc.+         17,100          530
SPX Corp.+                      24,567        2,082
Standex International Corp.     14,900          308
Tecumseh Products Co., Class A  24,900        1,194
Tennant Co.                     13,000          429
Terex Corp.+                    34,100          902
Texas Industries, Inc.          26,800          960
Thermo Ecotek Corp.+            43,250          330
Thermo Optek Corp.+             63,000          535
Thermoquest Corp.+              64,500          677
UCAR International, Inc.+       57,100        1,117
Universal Forest Products, Inc. 26,000          377
Valmont Industries, Inc.        32,600          566
Watsco, Inc.                    36,000          364
Watts Industries, Inc., Class A 35,200          482
Wyman Gordon Co.+               45,500          896
                                           --------
                                             64,231
                                           --------
------------------------------------------------------------
RAILROAD & SHIPPING -- 0.6%
------------------------------------------------------------
Alexander & Baldwin, Inc.       53,900        1,294
C.H. Robinson Worldwide, Inc.   50,700        1,714
MotivePower Industries, Inc.+   33,150          396
Overseas Shipholding Group,
  Inc.                          45,500          586
Westinghouse Air Brake Co.      42,600          783
Wisconsin Central Transportation
  Corp.+                        63,800          885
                                           --------
                                              5,658
                                           --------
------------------------------------------------------------
REAL PROPERTY -- 0.3%
------------------------------------------------------------
CB Richard Ellis Services+      24,800          305
Fairfield Communities, Inc.+    56,800          696
Forest City Enterprises, Inc.   38,300          958
Trammell Crow Co.+              45,300          657
                                           --------
                                              2,616
                                           --------
------------------------------------------------------------
RETAIL -- 3.6%
------------------------------------------------------------
Ames Department Stores, Inc.+   36,500        1,157
AnnTaylor Stores Corp.+         41,500        1,766
Authentic Fitness Corp.         29,900          581
BJ's Wholesale Club, Inc.+      83,800        2,582
Burlington Coat Factory
  Warehouse Corp.               59,840        1,025

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)

October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Casey's General Stores, Inc.    67,800     $    873
Central Garden & Pet Co.+       26,800          194
Charming Shoppes, Inc.+        120,500          599
The Children's Place Retail
  Stores, Inc.+                 30,700          800
CHS Electronics, Inc.+          31,900           28
Claire's Stores, Inc.           65,275        1,150
The Dress Barn, Inc.+           28,000          498
Egghead.com, Inc.+              35,200          328
Etec Systems, Inc.+             26,900        1,027
Guitar Center, Inc.+            28,400          259
Handleman Co.+                  42,000          677
Heilig-Meyers Co.               66,600          291
Insight Enterprises, Inc.+      32,800        1,226
Just for Feet, Inc.+            37,575           52
Keystone Automotive Industries,
  Inc.+                         23,000          197
Lands' End, Inc.                37,300        2,870
Maxim Group, Inc.+              24,600          129
Michaels Stores, Inc.+          37,300        1,252
Movado Group, Inc.              18,000          396
Musicland Stores Corp.+         45,000          352
Onsale, Inc+                    24,600          412
Pep Boys-Manny, Moe, & Jack     66,300          829
Pier 1 Imports, Inc.           123,900          736
Ruddick Corp.                   57,700          985
ShopKo Stores, Inc.+            37,700          945
Spiegel, Inc., Class A+        163,400        2,369
SUPERVALU, Inc.                    485           10
Systemax, Inc.+                 43,000          352
United Stationers, Inc.+        41,900        1,068
Value City Department Stores,
  Inc.+                         42,600          655
Venator Group, Inc.+           173,300        1,213
Wet Seal, Inc., Class A+        16,000          224
Wild Oats Markets, Inc.+        17,000          599
Zale Corp.+                     38,100        1,595
                                           --------
                                             32,301
                                           --------
------------------------------------------------------------
STEEL -- 0.4%
------------------------------------------------------------
AK Steel Holding Corp.          49,700          860
Carpenter Technology Corp.      27,400          668
Cleveland-Cliffs, Inc.          13,300          397
LTV Corp.                      108,100          392
Ryerson Tull, Inc.              32,300          662
Steel Dynamics, Inc.+           61,000          835
                                           --------
                                              3,814
                                           --------

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
TELEPHONE -- 4.0%
------------------------------------------------------------
Adtran, Inc.+                   49,300     $  1,830
Alltel Corp.                    25,192        2,097
ANTEC Corp.+                    45,800        2,221
Aspect Telecommunications
  Corp.+                        59,200        1,491
Associated Group, Inc.,
  Class A+                      40,000        2,740
Commonwealth Telephone
  Enterprises, Inc.+            28,266        1,512
Emmis Communications Corp.,
  Class A+                      17,000        1,226
ICG Communications, Inc.+       59,900          981
IDT Corp.+                      28,200          645
Inter Tel, Inc.                 33,000          524
Intermedia Communications,
  Inc.+                         53,000        1,378
ITC DeltaCom, Inc.+             74,900        1,798
NEXTLINK Communications, Inc.,
   Class A+                     92,800        5,551
Pacific Gateway Exchange, Inc.+ 24,900          566
Paging Network, Inc.+          109,300          102
PairGain Technologies, Inc.+    86,700        1,062
Powertel, Inc.+                 34,600        2,037
Primus Telecommunications
  Group, Inc.+                  36,000          797
STAR Telecommunications, Inc.+  75,700          577
TALK.com, Inc.+                 76,700        1,222
Viatel, Inc.+                   40,400        1,348
Western Wireless Corp.,
  Class A+                      62,800        3,321
World Access, Inc.+             57,300          734
                                           --------
                                             35,760
                                           --------
------------------------------------------------------------
TOBACCO -- 0.1%
------------------------------------------------------------
Brooke Ltd.                     29,610          453
                                           --------
------------------------------------------------------------
TRAVEL & RECREATION -- 1.5%
------------------------------------------------------------
Anchor Gaming, Inc.+            15,200          927
Bally Total Fitness Holding
  Corp.+                        29,200          703
Budget Group, Inc.+             49,100          344
Callaway Golf Co.               95,700        1,286
Central Parking Corp.           48,100        1,290
Choice Hotels International,
  Inc.+                         67,900        1,019
Coleman Co., Inc.+              66,600          604
Extended Stay Amererica, Inc.+ 117,700          978
Family Golf Centers, Inc.+      14,350           23
International Speedway Corp.,
  Class A                       21,711        1,121
The Marcus Corp.                37,225          523
Polaris Industries, Inc.        30,200        1,055
Prime Hospitality Corp.+        61,000          477

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Speedway Motorsports, Inc.+     41,500     $  1,810
Sunterra+                       42,100          421
Travel Services International,
  Inc.+                         15,000          131
Vail Resorts, Inc.+             36,100          803
                                           --------
                                             13,515
                                           --------
------------------------------------------------------------
TRUCKING & FREIGHT -- 1.6%
------------------------------------------------------------
Air Express International Corp. 42,050        1,120
AMERCO+                         20,200          595
American Freightways Corp.+     40,000          825
Arnold Industries, Inc.         30,300          304
Consolidated Freightways Corp.+ 33,000          260
Eagle USA Airfreight, Inc.+     36,500        1,077
Expeditores International of
  Washington, Inc.              62,000        2,317
Fritz Companies, Inc.+          46,000          515
Heartland Express, Inc.+        39,047          530
J.B. Hunt Transport Services,
  Inc.                          44,050          567
Knight Transportation, Inc.+    17,500          236
Landstar Systems, Inc.+         13,100          531
M.S. Carriers, Inc.+            16,000          452
Rollins Truck Leasing Corp.     73,450          707
US Freightways Corp.            32,700        1,482
Wabash National Corp.           28,000          445
Werner Enterprises, Inc.        60,062          957
XTRA Corp.+                     16,100          669
Yellow Corp.+                   31,600          537
                                           --------
                                             14,126
                                           --------
------------------------------------------------------------
UTILITIES-ELECTRIC & GAS -- 4.3%
------------------------------------------------------------
Atmos Energy Corp.              41,700          946
Avista Corp.                    52,000          936
Black Hills Corp.               27,100          610
Calpine Corp.+                  69,000        3,976
Central Hudson Gas & Electric
  Corp.                         22,300          835
Cleco Corp.                     28,000          928
CMP Group, Inc.                 39,500        1,052
Eastern Enterprises             34,500        1,764
Eastern Utilities Associates    25,600          774
El Paso Electric Co.+           80,000          730
Empire District Electric Co.    22,200         547
Energen Corp.                   37,800          699
Equitable Resources, Inc.       42,000        1,533
Indiana Energy, Inc.            37,933          766
Insituform Technologies, Inc.,
  Class A+                      30,400          728
Laclede Gas Co.                 25,800          550

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Madison Gas & Electric Co.      18,600     $    388
New Jersey Resources Corp.      24,100          981
Northwest Natural Gas Co.       32,400          838
Northwestern Public
  Services Co.                  29,000          662
NSTAR                           16,595          632
NUI Corp.                       15,000          372
Ocean Energy, Inc.+            209,816        1,928
Otter Tail Power Co.            15,200          638
Philadelphia Suburban Corp.     51,100        1,175
Piedmont Natural Gas Co., Inc.  40,100        1,283
Primark Corp.+                  25,900          657
Public Service Co. of
  New Mexico                    50,800          908
Public Service Co. of North
  Carolina, Inc.                26,600          836
SIGCORP, Inc.                   29,749          773
Southern Union Co.+             40,750          825
Southwest Gas Corp.             38,000          884
TNP Enterprises, Inc.           17,000          678
Triarc Companies, Inc.+         35,300          702
UGI Corp.                       40,800          979
Unisource Energy Corp.+         41,680          479
United Illuminating Co.         17,500          906
United Water Resources, Inc.    50,300        1,698
WICOR, Inc.                     48,400        1,440
WPS Resources Corp.             35,500        1,025
                                           --------
                                             39,061
                                           --------
TOTAL COMMON STOCK
  (Cost $785,507)                           895,255
                                           --------
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
------------------------------------------------------------
First National Bank of Chicago
  Time Deposit
  4.750%*,11/01/99           8,678,891        8,679
                                           --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $8,679)                               8,679
                                           --------
TOTAL INVESTMENTS -- 100.5%
  (COST $794,186)                           903,934
                                           --------
OTHER ASSETS AND LIABILITIES, NET -- (0.5%)
  Other assets                                4,963
  Liabilities                                (9,880)
                                           --------
                                             (4,917)
                                           --------
TOTAL NET ASSETS -- 100.0%                  899,017
                                           ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS
October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
COMMON STOCKS -- 97.9%
------------------------------------------------------------
AUSTRALIA -- 1.4%
------------------------------------------------------------
AMP Ltd.                       103,858     $  1,054
Australia & New Zealand
  Banking Group                149,729          986
Brambles Industries Ltd.        21,618          607
Broken Hill Proprietary Co.
  Ltd.                         190,033        1,960
Cable and Wireless Optus Ltd.+ 371,819          850
Coca-Cola Beverage+             33,834           64
Coles Myer Ltd.                110,972          551
Commonwealth Bank of Australia  90,055        1,473
National Australia Bank        166,171        2,560
News Corporation Ltd.          206,160        1,488
Westpac Banking Corp.          178,064        1,140
                                           --------
                                             12,733
                                           --------
------------------------------------------------------------
BELGIUM -- 0.9%
------------------------------------------------------------
Almanij                         18,715          992
Electrabel                       5,247        1,729
Fortis (B)                      74,605        2,516
Suez Lyonnaise Des Eaux          6,090          985
Tractebel Investors
  International Capital          8,635        1,508
UCB                             13,165          490
                                           --------
                                              8,220
                                           --------
------------------------------------------------------------
CANADA -- 3.5%
------------------------------------------------------------
Alcan Aluminum Ltd.             21,666          711
Bank of Montreal                28,377        1,093
Bank of Nova Scotia             47,494        1,085
Barrick Gold Corp.              37,891          697
BCE, Inc.                       71,932        4,335
BCT.Telus Communications, Inc.  26,400          543
Bombardier, Inc. Class B        65,600        1,158
Canadian Imperial
  Bank of Commerce              38,845          838
Canadian National Railway Co.   18,400          559
Canadian Pacific Ltd.           32,124          752
Imasco Ltd.                     46,200        1,241
Imperial Oil Ltd.               41,022          952
Loblaw Co. Ltd.                 25,300          590
Nortel Networks Corp.          149,492        9,208
Royal Bank of Canada            30,186        1,303
Seagram Co. Ltd.                44,690        2,218
Thomson Corp.                   69,032        2,019

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Toronto-Dominion Bank Ontario   67,156     $  1,542
Transcanada Pipelines Ltd.      41,600          502
                                           --------
                                             31,346
                                           --------
------------------------------------------------------------
DENMARK -- 0.6%
------------------------------------------------------------
D/S 1912, Series B                 109        1,102
D/S Svendborg, Series B             70        1,014
Den Danske Bank                  4,463          508
Novo-Nordisk A/S,  Series B      7,609          912
Tele Danmark A/S,  Series B     22,588        1,370
                                           --------
                                              4,906
                                           --------
------------------------------------------------------------
FRANCE -- 8.4%
------------------------------------------------------------
Accor                            3,389          762
Air Liquide                     10,179        1,567
Alcatel Alsthom SA              20,878        3,258
Alstom                          30,523          924
Axa UAP                         39,519        5,568
Banque Nationale de Paris       21,047        1,847
Bouygues SA                      2,534          881
Canal Plus                      11,772          816
Cap Gemini                       8,643        1,308
Carrefour SA                    26,218        4,848
Casino Guichard-Perrachon SA     7,216          819
Castorama Dubois                 3,674        1,099
Cie de Saint-Gobain SA           8,703        1,509
Credit Commerical de France      7,012          807
Credit Lyonnais+                26,866          812
Danone Groupe                    7,193        1,833
L'Oreal SA                       7,510        5,007
Lafarge SA                      10,491        1,009
LVMH                            10,532        3,176
Michelin, Series B              21,163          921
Paribas                         16,070        1,672
PSAPeugeot Citroen               4,828          926
Pinault Printemps Redoute SA    11,313        2,155
Promodes                         1,995        2,138
Rhone-Poulenc SA, Series A      35,850        2,004
Sanofi-Synthelabo SA+           76,761        3,383
Schneider SA                    15,109        1,040
Societe Generale                10,396        2,261
STMicroelectronics              28,890        2,535
Suez Lyonnaise des Eaux         15,300        2,468
Total Fina SA, Series B         80,744       10,902
Valeo SA                         7,947          570
Vivendi                         57,514        4,354
                                           --------
                                             75,179
                                           --------
114

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
------------------------------------------------------------
GERMANY -- 7.6%
------------------------------------------------------------
BASF AG                         63,479     $  2,818
Bayer AG                        74,563        3,033
Bayerische Motoren Werke
  (BMW) AG                      69,914        2,239
Bayerische Vereinsbank AG       39,411        2,560
Celanese AG+                     5,961           94
Commerzbank AG                  50,589        1,932
DaimlerChrysler AG             102,933        7,983
Degussa-Huels AG+               15,400          583
Deutsche Bank AG               112,865        8,062
Dresdner Bank AG                52,448        2,697
ERGO Versicherungs               6,400          723
Hoechst AG                      59,611        2,630
Lufthansa AG                    35,068          737
Mannesmann AG                   39,820        6,272
Metro AG                        24,848        1,318
Muenchener Rueckversicherungs-
  Gesellschaft                  28,456        6,479
Preussag                        17,000          920
RWE AG                          48,301        1,934
SAP AG                           5,697        2,114
Schering AG                      6,082          728
Siemens AG                      58,595        5,267
Thyssen Krupp AG+               48,470        1,146
Veba AG                         51,301        2,775
Viag AG                         66,482        1,219
Volkswagen AG                   31,520        1,855
                                           --------
                                             68,118
                                           --------
------------------------------------------------------------
HONG KONG / CHINA -- 1.7%
------------------------------------------------------------
Cheung Kong Holdings           257,000        2,332
CLP Holdings Ltd.              232,900        1,067
Hang Seng Bank Ltd.            207,700        2,259
Henderson Land Development Co. 166,000          756
Hong Kong & China Gas Co. Ltd. 454,590          603
Hong Kong Electric Holdings
  Ltd.                         194,500          595
Hutchison Whampoa Ltd.         434,000        4,357
Sun Hung Kai Properties        268,694        2,170
Swire Pacific Ltd., Class A    149,500          741
Wharf Holdings Ltd.            219,000          633
                                           --------
                                             15,513
                                           --------
------------------------------------------------------------
ITALY -- 3.4%
------------------------------------------------------------
Assicurazioni Generali         115,401        3,698
Autostrade                     113,958          858

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Banca Di Roma                  525,000     $    706
Banca Intesa SPA               236,332        1,008
Banca Commerciale Italiana     169,174        1,017
Banca Intesa SPA-RNC            60,500          116
Credito Italiano               546,400        2,555
Edison SPA                      62,665          519
ENI SPA                        863,700        5,046
Fiat SPA                        35,391        1,119
Fiat SPA-RNC                     6,026           94
Istituto Nazionale delle
  Assicurazioni                385,525        1,169
Mediaset SPA                   113,522        1,132
Olivetti SPA+                  382,654          744
Telecom Italia SPA             486,774        4,199
Telecom Italia SPA - RNC       179,792          882
TIM SPA                        746,838        4,661
TIM SPA - RNC                  223,802          776
                                           --------
                                             30,299
                                           --------
------------------------------------------------------------
JAPAN -- 31.3%
------------------------------------------------------------
Advantest Corp.                  9,700        1,459
Ajinomoto Co., Inc.             61,000          683
Asahi Bank                     307,000        2,723
Asahi Breweries                 48,000          682
Asahi Chemical Industry Co.
  Ltd                          139,000          839
Asahi Glass Co. Ltd.           111,000          881
Bank of Tokyo-Mitsubishi Ltd.  523,500        8,665
Bridgestone Corp.               92,000        2,529
Canon, Inc.                     98,000        2,769
Central Japan Railway              248        1,675
Chubu Electric Power Co.        70,100        1,194
The Chugoku Electric Power Co.,
  Inc.                          82,000        1,218
Dai Nippon Printing Co.         87,000        1,584
Dai-Ichi Kangyo Bank Ltd.      351,000        4,808
Daiwa House Industry Co. Ltd.  120,000        1,097
Daiwa Securities Group Inc.    128,000        1,365
DDI Corp.                          249        2,719
Denso                           95,000        2,029
East Japan Railway Co.             375        2,295
Fanuc                           27,100        2,103
Fuji Bank Ltd.                 387,000        5,301
Fuji Photo Film Co.             57,000        1,829
Fujitsu Ltd.                   210,000        6,316
Hitachi Ltd.                   375,000        4,048
Honda Motor Co. Ltd.           110,000        4,636
Hoya Corp.                      11,000          790
Industrial Bank of Japan Ltd.  297,000        4,011

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Ito Yokado Co. Ltd.             47,000     $  3,755
Japan Telecom Co. Ltd.              43        1,475
Japan Tobacco, Inc.                209        2,302
Jusco Co.                       30,000          698
Kansai Electric Power Co.      108,300        2,022
Kao Corp.                       68,000        2,071
Kawasaki Steel Corp.+          330,000          746
Keyence Corp.                    4,000        1,071
Kinki Nippon Railway Co.       152,830          707
Kirin Brewery Co. Ltd.          97,000        1,109
Komatsu Ltd.                   212,000        1,231
Kyocera Corp.                   22,000        2,107
Kyushu Electric Power Co.       44,700          662
Matsushita Communications
  Industrial Co. Ltd.           20,000        3,356
Matsushita Electric Industrial
  Co. Ltd.                     232,000        4,878
Matsushita Electric Works       67,000          648
Mazda Motor Corp.              118,000          641
Mitsubishi Chemical Corp.      200,000          906
Mitsubishi Corp.               148,000        1,063
Mitsubishi Electric Corp.      212,000        1,172
Mitsubishi Estate Co.          151,000        1,511
Mitsubishi Heavy Industries
  Ltd.                         386,000        1,512
Mitsubishi Trust & Banking
  Corp.                        146,000        1,962
Mitsui & Co.                   149,000        1,100
Murata Manufacturing Co.        25,000        3,209
NEC Corp.                      183,000        3,699
The Nikko Securities Co. Ltd.  156,000        1,464
Nintendo Co. Ltd.               14,600        2,314
Nippon Express Co.              99,000          700
Nippon Mitsubishi Oil Corp.    142,000          626
Nippon Steel Corp.             712,000        1,807
Nippon Telegraph & Telephone
  Corp.                          1,426       21,854
Nissan Motor Co. Ltd.+         282,000        1,688
Nomura Securities Co. Ltd.     221,000        3,643
NTT Mobile Communications
  Network, Inc.                  1,337       35,474
Osaka Gas Co.                  238,000          796
Ricoh Co. Ltd.                  65,000        1,059
Rohm Co.                        13,000        2,914
Sakura Bank                    459,000        3,939
Sankyo Co.                      52,000        1,479
Sanwa Bank                     326,000        4,843
Sanyo Electric Co. Ltd.        177,000          848
Secom Co.                       24,000        2,570
Secom Co. Ltd.+                 12,000        1,276

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Seibu Railway Co.               41,000     $    539
Sekisui House                   67,000          725
Seven-Eleven Japan Co.          93,000        8,507
Sharp Co.                      118,000        1,876
Shin-Etsu Chemical Co.          45,700        1,882
Shiseido Co. Ltd.               92,000        1,401
Shizuoka Bank                   75,000          848
SMC Corp.                        6,000        1,011
Sony Corp.                      45,700        7,118
Sumitomo Bank                  353,000        5,674
Sumitomo Chemical Co. Ltd.     156,000        1,000
Sumitomo Corp.                  98,000          715
Sumitomo Electric Industries    68,000          913
Sumitomo Trust & Banking Co.   134,000        1,368
Suzuki Motor Corp.              47,000          713
Taisho Pharmaceuticals Co.      33,000        1,372
Takeda Chemical Industries     100,000        5,738
TDK Corp.                       13,000        1,271
Tohoku Electric Power Co.       47,600          742
Tokai Bank                     253,000        2,205
Tokio Marine & Fire
  Insurance Co.                173,000        2,262
Tokyo Electric Power Co. Inc.  152,700        3,408
Tokyo Electronics               17,000        1,410
Tokyo Gas Co.                  265,000          627
Toppan Printing Co.             71,000          870
Toray Industries, Inc.         132,000          727
Toshiba Corp.                  335,000        2,105
Toyota Motor Corp.             422,000       14,592
West Japan Railway                 175          729
Yamanouchi Pharmaceutical Co.   40,000        1,812
Yamato Transport Co. Ltd.       42,000        1,207
                                           --------
                                            280,522
                                           --------
------------------------------------------------------------
NETHERLANDS -- 5.9%
------------------------------------------------------------
ABN-AMRO Holdings NV           163,279        3,944
Aegon NV                        74,613        6,879
Ahold NV                        67,631        2,075
Akzo Nobel NV                   30,366        1,306
Asm Lithography+                15,569        1,098
Dordtsche Petroleum             18,778          955
Elsevier NV                     62,558          594
Fortis NV                       46,628        1,603
ING Groep NV                   106,433        6,271
Koninklijke (Royal) Philips
  Electronics NV                37,996        3,892
Koninklijke KPN NV              53,399        2,737
Royal Dutch Petroleum Co.      240,285       14,348
TNT Post Group NV               50,000        1,271

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Unilever NV                     64,049     $  4,240
NU NV                           15,978          540
Wolters Kluwer CVA              25,860          863
                                           --------
                                             52,616
                                           --------
------------------------------------------------------------
SPAIN -- 2.5%
------------------------------------------------------------
Argentaria Corp.                51,666        1,145
Banco Popular Espanol           10,581          712
Banco Santander Central
  Hispano, SA                  411,004        4,262
BCO Bilbao Vizcaya             233,033        3,129
Endesa, SA                     115,790        2,315
Iberdrola, SA                   91,842        1,337
Repsol                         133,124        2,742
SDG, SA                         48,071        1,051
Telefonica, SA+                358,455        5,890
                                           --------
                                             22,583
                                           --------
------------------------------------------------------------
SWEDEN -- 2.4%
------------------------------------------------------------
ABB AB, Series A+               59,869          844
ABB AB, Series B                27,898          393
AstraZeneca Group               78,641        3,546
Electrolux AB, Series B         33,539          668
Foreningssparbaken, Series A    49,830          792
Hennes & Mauritz AB, Series B   86,650        2,298
L.M. Ericsson Telephone,
  Series B                     196,631        8,162
Nordbanken Holding             109,987          641
Skandinaviska Enskilda Banken,
  Series A                      55,158          566
Skandia Forsakrings             47,987        1,066
Svenska Handelsbanken AB,
  Series B                      33,169          419
Svenska Handlesbanken AB,
  Series A                      58,464          809
Volvo AB, Series A              14,094          367
Volvo AB, Series B              28,295          730
                                           --------
                                             21,301
                                           --------
------------------------------------------------------------
SWITZERLAND -- 6.1%
------------------------------------------------------------
ABB Ltd.+                       12,815        1,290
Adecco SA                        1,525          924
Alusuisse Lonza HD,  Registered    516          315
Cie Financiere Richemont,
  Series A                         484          924
Clariant,  Registered            6,020        2,633
Credit Suisse Group,
  Registered                    29,857        5,736
Holderbank Financiere Glaris,
  Registered                       988          326
Holderbank Financiere Glaris,
  Bearer                           489          602
Nestle SA,  Registered           4,409        8,499
Novartis AG,  Registered         7,552       11,289
Roche Group Holding, Bearer        179        3,122
Roche Holding Genusscheine,
  Genus                            787        9,443

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
UBS AG, Registered              22,574     $  6,564
Zurich Allied                    4,786        2,708
                                           --------
                                             54,375
                                           --------
------------------------------------------------------------
UNITED KINGDOM -- 22.2%
------------------------------------------------------------
Abbey National                 143,437        2,800
Alliance & Leicester            56,286          819
Allied Domecq PLC              100,696          564
Amvescap PLC                    62,833          561
Associated British Foods PLC    74,233          463
Astra Zeneca                   188,348        8,503
BAA PLC                        101,975          747
Bank of Scotland PLC           119,449        1,487
Barclays PLC                   159,021        4,860
BASS PLC                        84,090          922
BG                             402,975        2,233
Billiton PLC                   214,158          924
BOC Group PLC                   47,105        1,007
Boots Co.                       87,940          902
BP Amoco PLC                 2,175,919       21,077
British Aerospace              170,095          992
British Airways                101,419          527
British American Tobacco PLC   217,224        1,436
British Energy PLC              62,115          421
British Energy PLC, Class A+    69,338           61
British Sky Broadcast          186,172        1,996
British Telecommunications     719,005       13,015
Cable & Wireless Communications
  PLC+                         169,765        1,777
Cable & Wireless PLC           241,495        2,817
Cadbury Schweppes PLC          235,246        1,539
Centrica PLC                   374,373        1,085
CGU PLC                        135,034        1,964
Compass Group                   63,486          679
Diageo PLC                     367,334        3,706
Dixons Group PLC                43,071          762
General Electric Co. PLC       275,372        2,988
GKN PLC                         68,570        1,096
Glaxo Wellcome PLC             406,627       11,980
Granada Group PLC              184,593        1,457
Great Universal Stores          96,886          734
Halifax Group PLC              237,013        3,023
Hanson PLC                      66,048          517
Hays PLC                        80,562          920
Hilton Group PLC               143,333          436
HSBC Holdings PLC              935,299       11,499
Imperial Chemical Industries    70,083          696
Imperial Tobacco Group PLC      50,174          531

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number       Value
                               of Shares    (000s)
                               ---------   --------
Invensys PLC                   393,424     $  1,930
Kingfisher                     130,998        1,428
Legal & General Group          584,581        1,621
Lloyds TSB Group PLC           573,765        7,920
Marks & Spencer PLC            308,203        1,416
National Grid Group PLC        142,040        1,059
National Power Development     116,098          783
National Westminster Bancorp.  180,366        4,065
Norwich Union                  200,386        1,534
Pearson, Inc.                   58,718        1,317
Peninsular & Oriental Steam
  Navigation                    61,918          885
Powergen                        62,373          546
Prudential Corp.               197,361        3,090
Railtrack Group                 54,390        1,099
Reed International             109,855          640
Rentokil Initial               301,426        1,003
Reuters Holdings Group PLC     140,900        1,307
Rio Tinto                      113,199        1,933
Rolls Royce PLC                145,560          516
Royal & Sun Alliance Insurance
  Group PLC                    149,862        1,018
Royal Bank of Scotland          95,756        2,202
Sainsbury, J                   183,737        1,101
Schroders                       28,387          567
Scottish & Newcastle            58,153          540
Scottish & Southern Energy PLC  84,405          795
ScottishPower PLC              127,330        1,179
Shell Transport & Trading
  Co.                        1,045,470        8,001
Smithkline Beecham             593,757        7,636
Standard Chartered PLC         120,932        1,693
Telewest Communications PLC+   230,171          983
Tesco PLC                      734,455        2,181
Unilever PLC                   294,429        2,726
United Utilities PLC            51,412          508
Vodafone Airtouch            3,153,720       14,641
Whitbread                       47,616          518
Woolwich                       147,508          869
WPP Group PLC                   76,775          832
                                           --------
                                            198,605
                                           --------
TOTAL COMMON STOCK
  (Cost $629,366)                           876,316
                                           --------

                                Number       Value
                               of Shares    (000s)
                               ---------    -------
------------------------------------------------------------
PREFERRED STOCKS -- 0.5%
------------------------------------------------------------
AUSTRALIA -- 0.2%
------------------------------------------------------------
News Corporation Ltd.          207,812     $  1,404
                                           --------
------------------------------------------------------------
GERMANY -- 0.3%
------------------------------------------------------------
Metro AG                         3,260           96
RWE                             18,788          596
SAP AG                           4,437        1,958
Volkswagen AG                    7,870          279
                                           --------
                                              2,929
                                           --------
------------------------------------------------------------
ITALY -- 0.0%
------------------------------------------------------------
Fiat SPA                        19,047          292
                                           --------
                                                292
                                           --------
TOTAL PREFERRED STOCKS
  (Cost $3,414)                               4,625
                                           --------
------------------------------------------------------------
RIGHTS -- 0.0%
------------------------------------------------------------
UNITED KINGDOM -- 0.0%
------------------------------------------------------------
Telewest Communications         20,924           16
                                           --------
TOTAL RIGHTS
  (Cost $0)                                      16
                                           --------
------------------------------------------------------------
WARRANTS -- 0.0%
------------------------------------------------------------
 FRANCE -- 0.0%
------------------------------------------------------------
Vivendi                          8,094           18
                                           --------
TOTAL WARRANTS
  (Cost $5)                                      18
                                           --------
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.3%
------------------------------------------------------------
First National Bank of Chicago
  Time Deposit
   4.750%*, 11/01/99        11,602,324       11,602

                                           --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $11,602)                             11,602
                                           --------
TOTAL INVESTMENTS -- 99.7%
  (COST $644,387)                           892,577
                                           --------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%
  Other assets                                3,835
  Liabilities                                  (907)
                                           --------
                                              2,928
                                           --------
TOTAL NET ASSETS -- 100.0%                  895,505
                                           ========

NOTES TO SCHEDULES OF INVESTMENTS
October 31, 1999

 +   Non-income producing security.
 *  Interest rate represents the yield on report date.

ADR -- American Depository Receipt
Ltd. -- Limited
LP -- Limited Partnership
PLC -- Public Limited Company

(a) Yields shown are effective yields at time of purchase.
(b) These securities, or portion thereof, are being used to collaterize open futures contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
October 31, 1999


                                                         Schwab       Schwab        Schwab Total        Schwab            Schwab
                                                        S&P 500        1000         Stock Market       Small-Cap       International
                                                         Fund         Fund(R)      Index Fund(TM)     Index Fund(R)    Index Fund(R)
                                                       ---------     --------      --------------     ------------     -------------
ASSETS
Investments, at value (Cost: $5,772,682, $4,266,599,
   $276,638, $794,186 and $644,387, respectively)      $7,374,601    $7,134,595       $285,124         $903,934         $892,577
Cash                                                           --            --             --              736               --
Amounts on deposit with brokers                             4,010         2,544            360               --               --
Cash held as collateral for securities on loan
  (see Note 6)                                          1,132,053     1,251,896         50,384               --               --
Receivables:
   Investments sold                                            --            --             21            2,368               --
   Fund shares sold                                        12,291         5,955            617            1,541            1,779
   Interest                                                    88            55             19               21                5
   Dividends                                                6,085         5,685            214              265            1,258
   Securities lending income                                  111           118              8               --               --
   Variation margin                                           197           260             52               --               --
   Dividend tax reclaim                                        --            --             --               --              774
   Advisory reimbursement to Fund                              --            --            207               --               --
Prepaid expenses                                              183            94             --               32               19
                                                       ----------    ----------       --------         --------         --------
     Total assets                                       8,529,619     8,401,202        337,006          908,897          896,412
                                                       ----------    ----------       --------         --------         --------
LIABILITIES
Collateral held for securities on loan (see Note 6)     1,132,053     1,251,896         50,384               --               --
Payables:
   Investments purchased                                    9,109         1,423          1,120            9,112               --
   Fund shares redeemed                                    19,806         8,069            281              544              623
   Interest expense                                            35            16             --               --               --
   Investment advisory and administration fees                309           494            160               50               33
   Transfer agency and shareholder service fees               164           331             29               37               37
   Overdraft from custodian                                    --            --             --               --               47
   Withholding taxes                                           --            --             --               --               26
Accrued expenses                                              768           782            182              137              141
                                                       ----------    ----------       --------         --------         --------
     Total liabilities                                  1,162,244     1,263,011         52,156            9,880              907
                                                       ----------    ----------       --------         --------         --------
Net assets applicable to outstanding shares            $7,367,375    $7,138,191       $284,850         $899,017         $895,505
                                                       ==========    ==========       ========         ========         ========
NET ASSETS CONSIST OF:
Paid-in capital                                        $5,697,465    $4,247,588       $275,455         $793,117         $654,970
Undistributed net investment income                        56,216        42,250            940            2,205            8,898
Accumulated net realized gain (loss) on investments
   sold, futures contracts and foreign currency
   transactions                                            11,596       (20,318)          (129)          (6,053)         (16,553)
Net unrealized appreciation on investments
   and futures contracts                                1,602,098     2,868,671          8,584          109,748          248,190
                                                       ----------    ----------       --------         --------         --------
                                                       $7,367,375    $7,138,191       $284,850         $899,017         $895,505
                                                       ==========    ==========       ========         ========         ========
PRICING OF SHARES
Netasset  value,  offering  and  redemption  price
  per share, applicable to outstanding shares,
  $0.00001 par value (unlimited shares authorized)
     Investor Shares ($3,182,724/150,316,
       $4,924,606/132,655, $135,719/6,502,
       $452,099/25,968, $446,625/24,907, respectively)     $21.17        $37.12         $20.87           $17.41           $17.93
     Select Shares ($3,750,052/176,626,
       $2,213,585/59,563, $149,131/7,140,
       $446,918/25,625, $448,880/24,994, respectively)     $21.23        $37.16         $20.89           $17.44           $17.96
     e. Shares ($434,599/20,492)                           $21.21            NA             NA               NA               NA


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the period ended October 31, 1999


                                                         Schwab       Schwab        Schwab Total        Schwab            Schwab
                                                        S&P 500        1000         Stock Market       Small-Cap       International
                                                         Fund         Fund(R)      Index Fund(TM)     Index Fund(R)    Index Fund(R)
                                                       ---------     --------      --------------     ------------     -------------
Investment income:
   Dividends (net of foreign taxes withheld of
    $824, $5, $0, $2 and $1,191, respectively)         $   78,129    $   76,592       $1,099           $  5,932         $ 12,254
   Interest                                                 2,669           829          124                234              692
   Securities lending                                         718         1,154           32                 99               --
                                                       ----------    ----------       ------           --------         --------
     Total investment income                               81,516        78,575        1,255              6,265           12,946
                                                       ----------    ----------       ------           --------         --------
Expenses:
   Investment advisory and administration fees1             9,330        14,342          284              3,601            4,380
   Transfer agency and shareholder service fees
     Investor Shares                                        6,785        11,341          115              1,183            1,063
     Select Shares                                          2,902         1,801           48                294              255
     e.Shares                                                 394            --           --                 --               --
   Custodian fees                                             178           200          136                 50              323
   Portfolio accounting fees                                  925           960           20                128              115
   Professional fees                                           86            77           13                 40               39
   Registration fees                                          908           651          105                205              119
   Shareholder reports                                        543           534           35                101               63
   Trustees' fees                                              37            52            1                  9                8
   Interest expense                                            31            16           --                 --               --
   Other expenses                                             243            79           24                 30               31
                                                       ----------    ----------       ------           --------         --------
                                                           32,362        30,053          781              5,641            6,396
Less:expenses reduced (see Note 4)                        (16,216)       (2,866)        (466)            (2,206)          (2,732)
                                                       ----------    ----------       ------           --------         --------
     Net expenses incurred by fund                         16,146        27,187          315              3,435            3,664
                                                       ----------    ----------       ------           --------         --------
Net investment income                                      65,370        51,388          940              2,830            9,282
                                                       ----------    ----------       ------           --------         --------
Netrealized gain (loss) on investments, futures
  contracts and foreign currency transactions:
     Net realized gain (loss) on investments sold          19,693       (15,388)         (24)            (5,689)               7
     Net realized gain (loss) on futures contracts          2,939         1,693         (105)                --               --
     Net realized loss on foreign currency transactions        --            --           --                 --             (443)
                                                       ----------    ----------       ------           --------         --------
       Net realized gain (loss) on investments,
         futures contracts and foreign currency
         transactions                                      22,632       (13,695)        (129)            (5,689)            (436)
                                                       ----------    ----------       ------           --------         --------
Change in net unrealized appreciation (depreciation)
   on investments, futures contracts and foreign
   currency translation:
     Net unrealized appreciation on investments         1,063,815     1,243,992        8,486            135,451          159,624
     Net unrealized appreciation (depreciation) on
       futures contracts                                     (542)          256           98                 --               --
     Net unrealized depreciation on foreign currency
       translation                                             --            --           --                 --              (36)
                                                       ----------    ----------       ------           --------         --------
       Net unrealized appreciation on investments,
         futures contracts and foreign currency
         translation                                    1,063,273     1,244,248        8,584            135,451          159,588
                                                       ----------    ----------       ------           --------         --------
 Net gain on investments                                1,085,905     1,230,553        8,455            129,762          159,152
                                                       ----------    ----------       ------           --------         --------
Increase in net assets resulting from operations       $1,151,275    $1,281,941       $9,395           $132,592         $168,434
                                                       ==========    ==========       ======           ========         ========

+For the period from June 1, 1999 (commencement of operations) to October 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the periods ended October 31,

                                                                                                                   Schwab Total
                                                                 Schwab S&P 500               Schwab 1000          Stock Market
                                                                      Fund                      Fund(R)           Index Fund(TM)+
                                                                --------------------      -------------------      ----------------
                                                                 1999          1998        1999         1998            1999
                                                                ------        ------      ------       ------          ------
Operations:
   Net investment income                                       $   65,370 $   35,310    $   51,388  $  41,143        $    940
   Net realized gain (loss) on investments and futures
     contracts                                                     22,632     (8,303)      (13,695)    (1,169)           (129)
   Change in net unrealized appreciation on investments
     and futures contracts                                      1,063,273    371,823     1,244,248    586,248           8,584
                                                               ---------- ----------    ----------  ---------        --------
   Increase in net assets resulting from operations             1,151,275    398,830     1,281,941    626,222           9,395
                                                               ---------- ----------    ----------  ---------        --------
Dividends to shareholders from net investment income
   Investor Shares                                                (18,212)    (8,697)      (31,297)   (27,684)             --
   Select Shares                                                  (19,016)    (5,313)      (11,925)    (5,010)             --
   e. Shares                                                       (2,807)    (1,504)           --         --              --
                                                               ---------- ----------    ----------  ---------        --------
   Total dividends to shareholders                                (40,035)   (15,514)      (43,222)   (32,694)             --
                                                               ---------- ----------    ----------  ---------        --------
Capital share transactions:
   Proceeds from shares sold                                    5,031,249  3,118,974     2,713,020  2,003,202         295,297
   Net asset value of shares issued in reinvestment of
     dividends                                                     37,624     14,660        39,869     29,584              --
   Early withdrawal fees (see Note 8)                                  --         --         1,032        834              79
   Payments for shares redeemed                                (2,577,012)(1,293,119)    1,552,122)  (966,474)        (19,921)
                                                               ---------- ----------    ---------- ----------        --------
   Increase in net assets from capital share
     transactions                                               2,491,861  1,840,515     1,201,799  1,067,146         275,455
                                                               ---------- ----------    ---------- ----------        --------
Total increase in net assets                                    3,603,101  2,223,831     2,440,518  1,660,674         284,850
Net Assets:
   Beginning of period                                          3,764,274  1,540,443     4,697,673  3,036,999              --
                                                               ---------- ----------    ---------- ----------        --------
   End of period (including undistributed
     net investment income of $56,216, $30,878, $42,250,
     $34,084, and $940, respectively)                          $7,367,375 $3,764,274     7,138,191 $4,697,673        $284,850
                                                               ========== ==========    ========== ==========        ========
Number of fund shares:
   Sold                                                           253,908    190,511        78,398     69,393          14,629
   Reinvested                                                       2,052      1,017         1,241      1,155              --
   Redeemed                                                      (129,013)   (79,685)      (44,491)   (33,764)           (987)
                                                                --------- ----------     ---------   --------          ------
   Net increase in shares outstanding                             126,947    111,843        35,148     36,784          13,642
Shares outstanding:
   Beginning of period                                            220,487    108,644       157,070    120,286              --
                                                                --------- ----------     ---------   --------          ------
   End of period                                                  347,434    220,487       192,218    157,070          13,642
                                                               ========== ==========    ========== ==========        ========

+For the period from June 1, 1999 (commencement of operations) to October 31, 1999.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the years ended October 31,

                                                                                Schwab                     Schwab
                                                                              Small-Cap                 International
                                                                             Index Fund(R)              Index Fund(R)
                                                                        ----------------------      ----------------------
                                                                          1999         1998           1999          1998
                                                                        ---------    ---------      ---------    ---------
Operations:
   Net investment income                                                 $ 2,830      $ 2,248       $  9,282     $  6,328
   Net realized gain (loss) on investments and foreign
     currency transactions                                                (5,689)      50,081           (436)     (13,292)
   Change in net unrealized appreciation (depreciation) on investments
     and foreign currency translation                                    135,451     (145,100)       159,588       31,926
                                                                        --------     --------       --------     --------
   Increase (decrease) in net assets resulting from operations           132,592      (92,771)       168,434       24,962
                                                                        --------     --------       --------     --------
Dividends to shareholders from net investment income
   Investor Shares                                                        (1,755)      (1,517)        (4,066)      (3,700)
   Select Shares                                                            (752)        (379)        (1,055)        (654)
Distibutions to shareholders from net capital gains
   Investor Shares                                                       (27,699)          --             --           --
   Select Shares                                                          (8,884)          --             --           --
                                                                        --------     --------       --------     --------
   Total dividends and distributions to shareholders                     (39,090)      (1,896)        (5,121)      (4,354)
                                                                        --------     --------       --------     --------
Capital share transactions:
   Proceeds from shares sold                                             608,419      417,865        520,176      233,250
   Net asset value of shares issued in reinvestment of dividends          36,340        1,744          4,702        3,935
   Early withdrawal fees (see Note 8)                                        408          212            115          127
   Payments for shares redeemed                                         (468,908)    (187,542)      (314,823)    (103,260)
                                                                        --------     --------       --------     --------
   Increase in net assets from capital share transactions                176,259      232,279        210,170      134,052
                                                                        --------     --------       --------     --------
Total increase in net assets                                             269,761      137,612        373,483      154,660
Net Assets:
   Beginning of year                                                     629,256      491,644        522,022      367,362
                                                                        --------     --------       --------     --------
   End of year (including undistributed net investment income
     of $2,205, $1,866, $8,898, and $5,810, respectively)               $899,017     $629,256       $895,505     $522,022
                                                                        ========     ========       ========     ========
Number of fund shares:
   Sold                                                                   37,207       23,894         32,399       16,160
   Reinvested                                                              2,378          102            316          302
   Redeemed                                                              (28,855)     (10,855)       (19,551)      (7,328)
                                                                        --------     --------       --------     --------
   Net increase in shares outstanding                                     10,730       13,141         13,164        9,134
Shares outstanding:
   Beginning of year                                                      40,863       27,722         36,737       27,603
                                                                        --------     --------       --------     --------
   End of year                                                            51,593       40,863         49,901       36,737
                                                                        ========     ========       ========     ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


---------------------------------------------------------------------------------------------------------------------------
 SCHWAB S&P 500 FUND                                     11/1/98-     11/1/97-     11/1/96-      5/1/96-
 INVESTOR SHARES                                         10/31/99     10/31/98     10/31/97     10/31/96
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                        17.05        14.17      10.88        10.00
                                                         ------------------------------------------------------------------
 Income from investment operations:
    Net investment income                                     0.17         0.16       0.14         0.08
                                                         ------------------------------------------------------------------
    Total income from investment operations                   4.27         3.01       3.38         0.88
 Less distributions:
    Dividends from net investment income                     (0.15)       (0.13)     (0.09)          --
                                                         ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             21.17        17.05      14.17        10.88
                                                         ------------------------------------------------------------------
Total return (%)                                             25.20        21.39      31.29         8.80(1)
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets        0.35         0.35       0.38         0.49(2)
 Expense reductions reflected in above ratio                  0.27         0.28       0.32         0.40(2)
 Ratio of net investment income to average net assets         1.01         1.25       1.49         1.89(2)
 Portfolio turnover rate                                         3            1          3            1
 Net assets, end of period ($ x 1,000)                   3,182,724    1,935,398    923,148      243,772
---------------------------------------------------------------------------------------------------------------------------
                                                         11/1/98-     11/1/97-      5/1/96-
 SELECT SHARES(R)                                       10/31/99     10/31/98     10/31/96
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                        17.09        14.19      12.85
                                                         ------------------------------------------------------------------
 Income from investment operations:
    Net investment income                                     0.20         0.26       0.05
    Net realized and unrealized gain on investments           4.12         2.78       1.29
                                                         ------------------------------------------------------------------
    Total income from investment operations                   4.32         3.04       1.34
 Less distributions:
    Dividends from net investment income                     (0.18)       (0.14)        --
                                                         ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             21.23        17.09      14.19
                                                         ------------------------------------------------------------------
Total return (%)                                             25.42        21.63      10.43(1)
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets        0.19         0.19       0.19(2)
 Expense reductions reflected in above ratio                  0.28         0.28       0.34(2)
 Ratio of net investment income to average net assets         1.17         1.40       1.46(2)
 Portfolio turnover rate                                         3            1          3
 Net assets, end of period ($ x 1,000)                   3,750,052    1,548,052    485,604


(1) Not annualized.
(2) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


---------------------------------------------------------------------------------------------------------------------------
                                                         11/1/98-     11/1/97-     11/1/96-      5/1/96-
 E.SHARES(R)                                             10/31/99     10/31/98     10/31/97     10/31/96
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                        17.08        14.19      10.89        10.00
                                                         ------------------------------------------------------------------
 Income from investment operations:
    Net investment income                                     0.20         0.15       0.21         0.04
    Net realized and unrealized gain on investments           4.09         2.88       3.19         0.85
                                                         ------------------------------------------------------------------
    Total income from investment operations                   4.29         3.03       3.40         0.89
 Less distributions:
    Dividends from net investment income                     (0.16)       (0.14)     (0.10)          --
                                                         ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             21.21        17.08      14.19        10.89
                                                         ------------------------------------------------------------------
Total return (%)                                             25.28        21.50      31.48         8.90(1)
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets        0.28         0.28       0.28         0.28(2)
 Expense reductions reflected in above ratio                  0.20         0.24       0.33         0.91(2)
 Ratio of net investment income to average net assets         1.08         1.32       1.61         1.82(2)
 Portfolio turnover rate                                         3            1          3            1
 Net assets, end of period ($ x 1,000)                     434,599      280,824    131,691       36,331

(1) Not annualized.
(2) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------------------
 SCHWAB 1000 FUND(R)                                     11/1/98-     11/1/97-      9/1/97-     9/1/96-     9/1/95-     9/1/94-
 INVESTOR SHARES                                         10/31/99     10/31/98     10/31/97     8/31/97     8/31/96     8/31/95
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                        29.90        25.25      24.78        18.14        15.68     13.08
                                                         --------------------------------------------------------------------------
 Income from investment operations:
    Net investment income                                     0.26         0.27       0.04         0.28         0.24      0.26
    Net realized and unrealized gain on investments           7.21         4.64       0.43         6.62         2.45      2.48
                                                         --------------------------------------------------------------------------
    Total from investment operations                          7.47         4.91       0.47         6.90         2.69      2.74
 Less distributions:
    Dividends from net investment income                     (0.25)       (0.26)        --        (0.26)       (0.23)    (0.14)
                                                         --------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             37.12        29.90      25.25        24.78        18.14     15.68
                                                         --------------------------------------------------------------------------
Total return (%)                                             25.12        19.63       1.90(1)     38.32        17.27     21.23
RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets        0.46         0.46       0.46(2)      0.47         0.49      0.54
 Expense reductions reflected in above ratio                  0.05         0.05       0.04(2)      0.06         0.08      0.09
 Ratio of net investment income to average net assets         0.78         1.02       1.00(2)      1.33         1.66      2.03
 Portfolio turnover rate                                         3            2         --            2            2         2
 Net assets, end of period ($ x 1,000)                   4,924,606    3,657,122  2,610,607    2,498,891    1,560,059   826,714
                                                         --------------------------------------------------------------------------
                                                          11/1/98-     11/1/97-      9/1/97-     5/19/97-
 SELECT SHARES(R)                                        10/31/99     10/31/98     10/31/97     8/31/97
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                        29.93        25.26      24.79        22.64
                                                         --------------------------------------------------------------------------
 Income from investment operations:
    Net investment income                                     0.30         0.32       0.04         0.05
    Net realized and unrealized gain on investments           7.22         4.63       0.43         2.10
                                                         --------------------------------------------------------------------------
    Total income from investment operations                   7.52         4.95       0.47         2.15
 Less distributions:
    Dividends from net investment income                     (0.29)       (0.28)        --           --
                                                         --------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             37.16        29.93      25.26        24.79
                                                         --------------------------------------------------------------------------
Total return (%)                                             25.29        19.79       1.90(1)      9.50(1)
RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets        0.35         0.35       0.35(2)      0.35(2)
 Expense reductions reflected in above ratio                  0.02         0.04       0.06(2)      0.33(2)
 Ratio of net investment income to average net assets         0.89         1.11       1.11(2)      1.26(2)
 Portfolio turnover rate                                         3            2         --            2
 Net assets, end of period ($ x 1,000)                   2,213,585    1,040,551    426,392      347,244

(1) Not annualized.
(2) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


 SCHWAB TOTAL STOCK MARKET INDEX FUND(R)                  6/1/99-
 INVESTOR SHARES                                         10/31/99
---------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                       20.00
                                                         ------------------------------------------------------------------
 Income from investment operations:
    Net investment income                                    0.07
    Net realized and unrealized gains
      on investments                                         0.80
                                                         ------------------------------------------------------------------
    Total income from investment operations                  0.87
NET ASSET VALUE AT END OF PERIOD                            20.87
                                                         ------------------------------------------------------------------
Total return (%)                                             4.35(1)
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets       0.40(2)
 Expense reductions reflected in above ratio                 0.51(2)
 Ratio of net investment income to average net assets        0.92(2)
 Portfolio turnover rate                                        1
 Net assets, end of period ($ x 1,000)                    135,719
---------------------------------------------------------------------------------------------------------------------------
                                                           6/1/99-
 SELECT SHARES(R)                                         10/31/99
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       20.00
---------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
    Net investment income                                     0.07
    Net realized and unrealized gains
      on investments                                          0.82
                                                         ------------------------------------------------------------------
    Total income from investment operations                   0.89
NET ASSET VALUE AT END OF PERIOD                             20.89
                                                         ------------------------------------------------------------------
Total return (%)                                              4.45(1)
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets        0.27(2)
 Expense reductions reflected in above ratio                  0.47(2)
 Ratio of net investment income to average net assets         1.05(2)
 Portfolio turnover rate                                         1
 Net assets, end of period ($ x 1,000)                     149,131

(1) Not annualized.
(2) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


 SCHWAB SMALL-CAP INDEX FUND(R)                          11/1/98-     11/1/97-     11/1/96-     11/1/95-    11/1/94-
 INVESTOR SHARES                                         10/31/99     10/31/98     10/31/97     10/31/96    10/31/95

PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     15.39        17.73        13.59        11.70       10.05
                                                         ------------------------------------------------------------------
 Income from investment operations:

    Net investment income                                   0.06         0.05         0.06         0.07        0.10
    Net realized and unrealized gains
      (losses) on investments                               2.89        (2.33)        4.14         1.88        1.61
                                                         ------------------------------------------------------------------
    Total income (loss) from investment operations          2.95        (2.28)        4.20         1.95        1.71
 Less distributions:
    Dividends from net investment income                   (0.06)       (0.06)       (0.06)       (0.06)      (0.06)
    Distributions from realized gains on investments       (0.87)          --           --           --          --

                                                         ------------------------------------------------------------------
    Total distributions                                    (0.93)       (0.06)       (0.06)       (0.06)      (0.06)
                                                         ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           17.41        15.39        17.73        13.59       11.70
                                                         ------------------------------------------------------------------
Total return (%)                                           19.96       (12.88)       31.03        16.73       17.11
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets      0.49         0.49         0.52         0.59        0.68
 Expense reductions reflected in above ratio                0.30         0.32         0.37         0.35        0.34
 Ratio of net investment income to average net assets       0.33         0.35         0.53         0.56        0.68
 Portfolio turnover rate                                      41           40           23           23          24
 Net assets, end of period ($ x 1,000)                   452,099      479,500      410,470      209,125     122,074

                                                         11/1/98-     11/1/97-     5/19/97-
 SELECT SHARES(R)                                       10/31/99     10/31/98     10/31/97

PER-SHARE DATA ($)

---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     15.41        17.75        14.50
                                                         ------------------------------------------------------------------
 Income from investment operations:

    Net investment income                                   0.07         0.08         0.02
    Net realized and unrealized gains
      (losses) on investments                               2.90        (2.35)        3.23
                                                         ------------------------------------------------------------------
    Total income (loss) from investment operations          2.97        (2.27)        3.25
 Less distributions:
    Dividends from net investment income                   (0.07)       (0.07)          --
    Distributions from realized gains on investments       (0.87)          --           --

                                                         ------------------------------------------------------------------
    Total distributions                                    (0.94)       (0.07)          --
                                                         ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           17.44        15.41        17.75
                                                         ------------------------------------------------------------------
Total return (%)                                           20.14       (12.81)       22.41(1)
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets      0.38         0.38         0.38(2)
 Expense reductions reflected in above ratio                0.27         0.33         0.52(2)
 Ratio of net investment income to average net assets       0.44         0.46         0.56(2)
 Portfolio turnover rate                                      41           40           23
 Net assets, end of period ($ x 1,000)                   446,918      149,756       81,174

(1) Not annualized.
(2) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 SCHWAB INTERNATIONAL INDEX FUND(R)                      11/1/98-     11/1/97-     11/1/96-     11/1/95-     11/1/94-
 INVESTOR SHARES                                        10/31/99     10/31/98     10/31/97     10/31/96     10/31/95

PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     14.21        13.31        12.23        11.13        10.89
                                                         ------------------------------------------------------------------
 Income from investment operations:

    Net investment income                                   0.19         0.17         0.17         0.16         0.14
    Net realized and unrealized gains
      on investments                                        3.66         0.88         1.08         1.07         0.22
                                                         ------------------------------------------------------------------
    Total income from investment operations                 3.85         1.05         1.25         1.23         0.36
 Less distributions:
    Dividends from net investment income                   (0.13)       (0.15)       (0.17)       (0.13)       (0.12)
                                                         ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           17.93        14.21        13.31        12.23        11.13
                                                         ------------------------------------------------------------------
Total return (%)                                           27.31         8.02        10.33        11.07         3.35
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets      0.58         0.58         0.61         0.69         0.85
 Expense reductions reflected in above ratio                0.41         0.46         0.52         0.48         0.37
 Ratio of net investment income to average net assets       1.24         1.35         1.36         1.50         1.45
 Portfolio turnover rate                                       5            6           13            6           --
 Net assets, end of period ($ x 1,000)                   446,625      428,462      317,833      246,778      179,612

                                                         11/1/98-     11/1/97-     5/19/97-
 SELECT SHARES(R)                                       10/31/99     10/31/98     10/31/97
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     14.23        13.32        13.59
                                                         ------------------------------------------------------------------
 Income from investment operations:

    Net investment income                                   0.18         0.22         0.04
    Net realized and unrealized gain
      on investments                                        3.70         0.85        (0.31)
                                                         ------------------------------------------------------------------
    Total income (loss) from investment operations          3.88         1.07        (0.27)
 Less distributions:
    Dividends from net investment income                   (0.15)       (0.16)          --
                                                         ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           17.96        14.23        13.32
                                                         ------------------------------------------------------------------
Total return (%)                                           27.49         8.16        (1.99)(1)
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets      0.47         0.47         0.47(2)
 Expense reductions reflected in above ratio                0.39         0.48         0.80(2)
 Ratio of net investment income to average net assets       1.57         1.49         0.17(2)
 Portfolio turnover rate                                       5            6           13
 Net assets, end of period ($ x 1,000)                   448,880       93,560       49,529

(1) Not annualized.
(2) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999

(All currency amounts are in thousands unless otherwise noted.)

1.  DESCRIPTION OF THE FUNDS

The Schwab S&P 500 Fund, Schwab Total Stock Market Index Fund(TM), Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) are series of the Schwab Capital Trust (the "Capital trust") and the Schwab 1000 Fund(R) is a series of Schwab Investments (the "Investment trust"), each a no-load, open-end management investment company organized as Massachusetts business trusts on May 7, 1993 and October 26, 1990, respectively, and registered under the Investment Company Act of 1940 ("the Act"), as amended (Schwab Total Stock Market Index Fund was effective on April 15, 1999 and commenced operations on June 1, 1999). Each series in this report is hereafter referred to as a "fund".

The Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Total Stock Market Index Fund, Schwab Small-Cap Index Fund, and Schwab International Index Fund each offer two classes of shares -- Investor Shares and Select Shares(R). Both classes represent interests in the same portfolio of investments of each fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses. In addition, the Schwab S&P 500 Fund offers a third class of shares --the e.Shares(R). This class offers the same concept as the Investor Shares and the Select Shares, but the e.Shares are available only to clients of Schwab Institutional, Charles Schwab Trust Company and to certain tax-advantaged retirement plans that can execute their trading and information requests through SchwabLink(TM).

In addition to the Schwab S&P 500 Fund, Schwab Total Stock Market Index Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, the Capital trust also offers the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab MarketTrack All Equity Portfolio, Schwab Analytics Fund(R), Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Schwab MarketManager International Portfolio, Institutional Select(TM) S&P 500 Fund, Institutional Select(TM) Large-Cap Value Index Fund and Institutional Select(TM) Small-Cap Value Index Fund. The assets of each series are segregated and accounted for separately.

In addition to the Schwab 1000 Fund, the Investment trust also offers the Schwab Short-Term Bond Market Index Fund, Schwab Total Bond Market Index Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund and Schwab YieldPlus Fund(TM). The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the funds are informed of the ex-dividend date; interest income (including accretion of discounts) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS -- The Schwab S&P 500 Fund, Schwab 1000 Fund(R), and Schwab Total Stock Market Index Fund(TM) may invest in futures contracts. The funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in each fund's statement of operations at any given time.

As of October 31, 1999, the Schwab S&P 500 Fund, the Schwab 1000 Fund, and the Schwab Total Stock Market Index Fund had the following open S&P 500 Index futures contracts:

                                                        Number of            Contract                              Unrealized
         Fund                                           Contracts              Value            Expiration        Appreciation
         ----------                                    -----------          ----------          ----------        ------------
         Schwab S&P 500 Fund                                6                $ 2,064             12/17/99             $179
         Schwab 1000 Fund                                  38                 13,074             12/17/99              675
         Schwab Total Stock Market Index Fund               8                  2,752             12/17/99               98

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at October 31, 1999 were $4,010 and $3,778 for the Schwab S&P 500 Fund, $2,544 and $1,168 for the Schwab 1000 Fund, and $360 and $214 for the Total Stock Market Index Fund, respectively. The funds have segregated short-term investments and other securities for the remaining portion of the contract value.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the Schwab International Index Fund(R) are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in foreign currencies are translated into U.S. dollars at the exchange rates on October 31, 1999. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Schwab International Index Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

FORWARD CURRENCY CONTRACTS -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Schwab International Index Fund as an unrealized gain or loss. When the Forward is closed, the Schwab International Index Fund records a realized gain or loss equal to the difference between the value at the time the contract was entered into and the value at the time the contract was closed. The Schwab International Index Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Schwab International Index Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. There were no Forwards outstanding as of October 31, 1999.

EXPENSES -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the funds at October 31, 1999 (for financial reporting and federal income tax purposes) is as follows:

                                                 Net Unrealized      Appreciated        Depreciated
      Fund                                        Appreciation        Securities         Securities
      ------------                               --------------     -------------       ------------
      Schwab S&P 500 Fund                          $1,602,098         $1,993,943         $ (391,845)
      Schwab 1000 Fund(R)                           2,868,671          3,155,292           (286,621)
      Schwab Total Stock Market Index Fund(TM)          8,584             27,134            (18,550)
      Schwab Small-Cap Index Fund(R)                  109,748            232,814           (123,066)
      Schwab International Index Fund(R)              248,190            265,721            (17,531)

At October 31, 1999 the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:


                                                        Schwab Total     Schwab Small       Schwab
                                        Schwab 1000     Stock Market       Cap Index     International
      Capital Loss Expirations:            Fund          Index Fund          Fund         Index Fund
                                        -----------     ------------     ------------    -------------
         10/31/00                        $   354             $--            $   --         $    --
         10/31/01                             --              --                --              --
         10/31/02                            935              --                --             140
         10/31/03                             --              --                --              --
         10/31/04                            844              --                --           1,743
         10/31/05                          2,606              --                --           1,837
         10/31/06                            650              --                --          11,905
         10/31/07                         11,853              18             4,126               7
                                         -------             ---            ------         -------
                                         $17,242             $18            $4,126         $15,632
                                         =======             ===            ======         =======


RECLASSIFICATIONS -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

On the statements of assets and liabilities the following reclassifications were made:

                                                   Accumulated      Undistributed
                                                  Net Realized      Net Investment
       Fund                                        Gain (Loss)          Income         Paid-In Capital
      ------------                                ------------      --------------     ---------------
      Schwab S&P 500 Fund                          $        --         $      3             $ (3)
      Schwab Small-Cap Index Fund                           --               16              (16)
      Schwab International Index Fund                    1,098           (1,073)             (25)

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Capital trust and the Investment trust have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the Schwab S&P 500 Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 BILLION OF SUCH NET ASSETS, AND 0.31% OF SUCH NET ASSETS IN EXCESS OF $2 BILLION. The Schwab 1000 Fund(R) and Total Stock Market Index Fund(TM) pay an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such net assets over $500 million. The Schwab Small-Cap Index Fund(R) pays an annual fee, payable monthly, of 0.50% of the first $300 million of average daily net assets and 0.45% of such net assets over $300 million. The Schwab International Index Fund(R) pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such net assets over $300 million. The investment adviser has reduced a portion of its fee for the period ended October 31, 1999 (See Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Capital trust and Investment trust have transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency SERVICES. For shareholder services provided, Schwab will receive from the Investor Shares, Select Shares(R) and e.Shares(R) an annual fee of 0.20%, 0.05% and 0.05%, respectively, of the average daily net assets of that class of shares. Schwab has reduced a portion of its fees for the period ended October 31, 1999 (See Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Capital trust and the Investment trust are also officers and/or directors of the investment adviser and/or Schwab. During the period ended October 31, 1999, the Capital trust and the Investment trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the the "Act", as amended. The Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Total Stock Market Index Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund incurred fees of $37, $52, $1, $9 and $8 respectively, related to the trusts' unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS -- As of October 31, 1999, Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, and Schwab International Index Fund, had outstanding shares of .8%, .7%, .2% and 1.2%; 10%, 7%, 2%, and 6%; and 10%, 7%,
2% and 7%, respectively, owned by Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio, respectively. The Schwab S&P 500 Fund and the Schwab 1000 Fund placed a portion of their respective portfolio transactions with Charles Schwab & Co., Inc., an affiliated broker. For the period ended October 31, 1999, the commissions paid were $13 and $5, respectively.

As of October 31, 1999, the Schwab S&P 500 Fund, Schwab 1000 Fund, and Schwab Total Stock Market Index Fund held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $20,970, $18,291, and $642, respectively.

INTERFUND TRANSACTIONS -- For the period ended October 31, 1999, the Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Total Stock Market Index Fund(TM), and Schwab Small-Cap Index Fund(R) engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers. These purchases and sale transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $4,106, $1,248, $245, and $4,352, respectively.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least February 29, 2000, total operating expenses of each class of shares will not exceed the percentages of the average daily net assets of that class of shares, after waivers and reimbursements, as shown below. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

                                                          Investor Shares  Select Shares       e.Shares
                                                          ---------------  -------------     ------------
         Schwab S&P 500 Fund                                   0.35%           0.19%             0.28%
         Schwab 1000 Fund                                      0.46%           0.35%              N/A
         Schwab Total Stock Market Index Fund                  0.40%           0.27%              N/A
         Schwab Small-Cap Index Fund                           0.49%           0.38%              N/A
         Schwab International Index Fund(R)                    0.58%           0.47%              N/A

For the period ended October 31, 1999, the total of such fees and expenses reduced by the investment adviser were $11,794, $1,336, $284, $2,099 and $2,625 for the Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Total Stock Market Index Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, respectively. In addition, the total expenses reimbursed by the investment adviser was $67 for the Schwab Total Stock Market Index Fund. The total of such fees reduced by Schwab were $4,422, $1,530, $115, $107 and $107 for the Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Total Stock Market Index Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, respectively.

5.  BORROWING AGREEMENTS

The trusts have lines of credit arrangements with PNC Bank N.A., Bank of America NT & SA, and The Bank of New York whereby the trusts may borrow on behalf of the funds, on a temporary basis, to fund shareholder redemptions. The trusts may borrow in an aggregate amount of up to $100 million from PNC Bank N.A., $100 million from Bank of America NT & SA and $250 million from The Bank of New York. Amounts borrowed under these arrangements bear interest at periodically negotiated rates and may be collateralized by the assets of the funds. The funds borrowed against the lines of credit arrangements during the period, but as of October 31, 1999, there were no outstanding borrowings under this arrangements on behalf of the funds.

6.  SECURITIES LENDING

The Schwab S&P 500 Fund, Schwab 1000 Fund(R), and Schwab Total Stock Market Index Fund(TM) loaned securities to certain brokers, dealers and other financial institutions who paid the funds negotiated lenders' fees. The funds received cash collateral, letters of credit, or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans were and at all times will be collateralized in an amount equal to at least 100% of the market value of the securities loaned.


                                                         Market Value of     Market Value of
         Fund                                           Securities Loaned       Collateral
         ----                                           -----------------    ---------------
         Schwab S&P 500 Fund                               $1,123,356          $1,132,053
         Schwab 1000 Fund                                   1,242,632           1,251,896
         Schwab Total Stock Market Index Fund                  49,515              50,384

7. INVESTMENT TRANSACTIONS

Aggregate purchases and sales of investment securities, other than short-term obligations and U.S. Government securities, for the period ended October 31, 1999, were as follows:

                                                                            Proceeds of Sales
         Fund                                             Purchases          and Maturities
         ----                                             ----------        -----------------
         Schwab S&P 500 Fund                              $2,735,296             $199,908
         Schwab 1000 Fund                                  1,413,232              201,088
         Schwab Total Stock Market Index Fund                276,568                2,665
         Schwab Small-Cap Index Fund(R)                      454,815              316,507
         Schwab International Index Fund(R)                  235,135               32,905

8. EARLY WITHDRAWAL FEES

The early withdrawal fees are retained by the funds and are treated as a contribution to capital.

                                                  Early withdrawal fees on    Early withdrawal fees
         Fund                                       redemption proceeds*        as of 10/31/99
         ----                                     ------------------------    ---------------------
         Schwab 1000 Fund                                  0.50%                     $1,032
         Schwab Total Stock Market Index Fund              0.50%                         79
         Schwab Small-Cap Index Fund                       0.50%                        408
         Schwab International Index Fund                   0.75%                        115


*Attributable to shares purchased and held less than 180 days.

9.  CAPITAL SHARE TRANSACTIONS

The funds offer two classes of shares: Investor Shares and Select Shares(R), with the exception of Schwab S&P 500 Fund which offers a third class of shares: e.Shares(R). Shares of each class represent interests in the same portfolio of investments of the funds. Transactions in capital shares for the period ended October 31, 1999 were as follows:

                                             Schwab S&P 500 Fund
                              -------------------------------------------------
                                      Year ended                Year ended
                                   October 31, 1999          October 31, 1998
                              -----------------------   -----------------------
                               Shares        Dollars     Shares        Dollars
                              --------     ----------   --------     ----------
Investor Shares:
   Sold                         94,157     $1,863,484     84,045     $1,377,701
   Reinvested                      962         17,632        583          8,407
   Redeemed                    (58,283)    (1,163,104)   (36,297)      (589,636)
                              --------     ----------   --------     ----------
      Net Increase              36,836     $  718,012     48,331     $  796,472
                              --------     ----------   --------     ----------
Select Shares:
   Sold                        141,228     $2,801,786    89,528      $1,468,401
   Reinvested                      950         17,420       338           4,872
   Redeemed                    (56,115)    (1,125,070)  (33,515)       (545,494)
                              --------     ----------   -------      ----------
      Net Increase              86,063     $1,694,136    56,351      $  927,779
                              --------     ----------   -------      ----------
e.Shares:
   Sold                         18,523     $  365,979    16,938      $  272,872
   Reinvested                      140          2,572        96           1,381
   Redeemed                    (14,615)      (288,838)   (9,873)       (157,989)
                              --------     ----------   -------      ----------
      Net Increase               4,048     $   79,713     7,161      $  116,264
                              --------     ----------   -------      ----------
   Total increase from
   capital share transactions  126,947     $2,491,861   111,843      $1,840,515
                              ========     ==========   =======      ==========

                                               Schwab 1000 Fund(R)
                              -------------------------------------------------
                                      Year ended                Year ended
                                   October 31, 1999          October 31, 1998
                              -----------------------   -----------------------
                               Shares        Dollars     Shares        Dollars
                              --------     ----------   --------     ----------
Investor Shares:
   Sold                         43,791     $1,518,286     46,456     $1,340,936
   Reinvested                      913         29,333        985         25,237
   Redeemed                    (34,357)    (1,194,295)   (28,539)      (817,355)
                              --------     ----------   --------     ----------
      Net Increase              10,347     $  353,324     18,902     $  548,818
                              --------     ----------   --------     ----------

Select Shares:
   Sold                         34,607     $1,194,734     22,937     $  662,266
   Reinvested                      328         10,536        170          4,347
   Redeemed                    (10,134)      (356,795)    (5,225)      (148,285)
                              --------     ----------   --------     ----------
      Net Increase              24,801     $  848,475     17,882     $  518,328
                              --------     ----------   --------     ----------

   Total increase from
   capital share transactions   35,148     $1,201,799     36,784     $1,067,146
                              ========     ==========   =======      ==========

                                   Schwab Total Stock Market Index Fund(TM)
                              -------------------------------------------------
                                               June 1, 1999 to
                                              October 31, 1999
                                           ----------------------
                                             Shares      Dollars
                                           ----------  ----------
Investor Shares:
   Sold                                       7,071     $142,518
   Redeemed                                    (569)     (11,468)
                                            -------     --------
      Net Increase                            6,502     $131,050
                                            -------     --------
Select Shares:
   Sold                                       7,558     $152,779
   Redeemed                                    (418)      (8,374)
                                            -------     --------
      Net Increase                            7,140     $144,405
                                            -------     --------
   Total increase from capital
   share transactions                        13,642     $275,455
                                            =======     ========

                                         Schwab Small-Cap Index Fund(R)
                              -------------------------------------------------
                                      Year ended                Year ended
                                   October 31, 1999          October 31, 1998
                              -----------------------   -----------------------
                               Shares        Dollars     Shares        Dollars
                              --------     ----------   --------     ----------
Investor Shares:
   Sold                         15,020      $244,144     15,575       $272,822
   Reinvested                    1,826        27,893         82          1,410
   Redeemed                    (22,026)     (358,017)    (7,657)      (133,456)
                               -------      --------     ------       --------
      Net Increase (Decrease)   (5,180)     $(85,980)     8,000       $140,776
                               -------      --------     ------       --------

Select Shares:
   Sold                         22,187      $364,275      8,319       $145,043
   Reinvested                      552         8,447         20            334
   Redeemed                     (6,829)     (110,483)    (3,198)       (53,874)
                               -------      --------     ------       --------
      Net Increase              15,910      $262,239      5,141       $ 91,503
                               -------      --------     ------       --------
   Total increase from capital
   share transactions           10,730      $176,259     13,141       $232,279
                               =======      ========     ======       ========

                                     Schwab International Index Fund(R)
                              -------------------------------------------------
                                      Year ended                Year ended
                                   October 31, 1999          October 31, 1998
                              -----------------------   -----------------------
                               Shares        Dollars     Shares        Dollars
                              --------     ----------   --------     ----------
Investor Shares:
   Sold                         11,715      $186,131     11,876      $  172,076
   Reinvested                      255         3,798        261           3,395
   Redeemed                    (17,223)     (277,601)    (5,861)        (82,444)
                               -------      --------     ------      ----------
      Net Increase (Decrease)   (5,253)     $(87,672)     6,276      $   93,027
                               -------      --------     ------      ----------

Select Shares:
   Sold                         20,684      $334,045      4,284      $   61,174
   Reinvested                       61           904         41             540
   Redeemed                     (2,328)      (37,107)    (1,467)        (20,689)
                               -------      --------     ------      ----------
   Net Increase                 18,417      $297,842      2,858      $   41,025
                               -------      --------     ------      ----------

      Total increase from
      capital share
      transactions              13,164      $210,170      9,134      $  134,052
                                ======      ========     ======      ==========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Fund, Schwab 1000 Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab Small-Cap Index Fund(R), and
Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Fund, Schwab Total Stock Index Fund, Schwab Small-Cap Index Fund, and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust) and Schwab 1000 Fund (one of the portfolios constituting Schwab Investments) (hereafter collectively referred to as the "Funds") at October 31, 1999, and the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, CA
December 9, 1999

TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 854 (b) (2) of the Internal Revenue Code, the Schwab S&P 500 Fund(R), Schwab 1000 Fund(R), and Schwab Small-Cap Index Fund(R) hereby designates 100% of the ordinary dividends as qualifying for the dividends received deduction for the fiscal year ended October 31, 1999.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Total Stock Market Index Fund-TM-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1) Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1999 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC/NYSE.

Printed on recycled paper. MKT3810-2 (12/99)